OMB APPROVAL

OMB Number: 3235-0570
Expires: September 30, 2007
Estimated average burden
hours per response: 19.4

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-05309
First American Investment Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN (Address of principal executive offices)	55402 (Zip code)
Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)
Registrant’s telephone number, including area code:       800-677-3863
Date of fiscal period end:       June 30
Date of reporting period:       June 30, 2006
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

First American Funds.

2006 Annual Report

Tax Free Income Funds

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to federal income tax, including the alternative minimum tax. Capital gains distributions, if any, will be subject to tax.
Mutual fund investing involves risk; principal loss is possible.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Message to SHAREHOLDERS August 14, 2006

Dear Shareholders:

We invite you to take a few minutes to review the results of the funds’ most recent fiscal period. Because the funds have changed their fiscal year-end from September 30 to June 30, this report covers the nine-month time period from October 1, 2005, through June 30, 2006.
This report includes comparative performance graphs and tables, portfolio commentaries, complete listings of portfolio holdings, and additional fund information. We hope you will find this helpful in monitoring your investment portfolio.
Also, through our website, firstamericanfunds.com, we provide quarterly performance fact sheets on all First American Funds, the economic outlook as viewed by our senior investment officers, and other information about fund investments and portfolio strategies.
Please contact your financial professional if you have questions about First American Funds or contact First American Investor Services at 800.677.FUND.
We appreciate your investment with First American Funds and look forward to serving your financial needs in the future.
Sincerely,

Virginia L. Stringer	Thomas S. Schreier, Jr.
Chairperson of the Board First American Investment Funds, Inc.	President First American Investment Funds, Inc.
First American Funds Annual Report 2006       1

Arizona Tax Free fund
Investment Objective: maximum current income that is exempt from both federal income tax and Arizona state income tax to the extent consistent with prudent investment risk
How did the fund perform for the nine-month fiscal period ended June 30, 2006?
The First American Arizona Tax Free Fund (the “fund”), Class Y shares, returned 0.92% for the fiscal period ended June 30, 2006 (Class A shares returned 0.73%, without taking the sales charge into account, for the same period). By comparison, the fund’s benchmark, the Lehman Municipal Bond Index*, returned 1.01%. Performance for the fund’s peer group, the Lipper Arizona Municipal Debt Funds Category Average, was 1.03%.
What were the general municipal market conditions during the fiscal period?
Yields in the municipal market rose across the entire range of bond maturities during the fiscal period. The shape of the yield curve flattened significantly as short-term interest rates rose much more than long-term rates. The combination of rising rates and a flattening yield curve produced small positive total returns. Coupon income was sufficient to offset the corresponding decline in bond prices. Intermediate-maturity bonds were the poorest performers in this environment, while bonds with very short or very long maturities generally produced the best returns.
Lower-quality, high-yield securities had another good period. The additional yield spread required over high-grade bonds for such securities generally narrowed over the course of the period, as demand from high-yield investors continued to outpace supply.
How did market conditions and investment strategies affect the fund’s performance?
An overweight in bonds with 15-year and longer maturities allowed the fund to benefit from the flattening municipal yield curve. This part of the municipal curve was also supported by heightened demand, driven by an increased number of tender-option bond programs (trusts that routinely purchase large quantities of bonds for both trading and investment purposes) and yield-oriented investors. Another source of added value was the fund’s overweight in the hospital/healthcare sector, which significantly outperformed most other revenue sectors and all general obligation sectors.
The fund’s exposure to higher-quality, intermediate maturity bonds brought the weakest performance, since this group was negatively affected by the flattening yield curve. As a relatively new member in its peer group, the fund had less time to accumulate higher-yielding, lower-rated investment-grade, non-rated, or noninvestment-grade bonds. The fund’s limited exposure to these issues also detracted from performance. The fund’s position in pre-refunded bonds that mature in four to eight years underperformed the general obligation and revenue sectors.
What strategic moves were made by the fund and why?
Because of the still positive, though flattening, slope of the yield curve and our moderate interest-rate outlook, the fund’s duration was anywhere from neutral to slightly long relative to its Lehman benchmark most of the fiscal period. The new issue supply for Arizona was down by 32% for the first half of 2006, making it more difficult to augment the fund’s position in lower-quality in-state bonds. To counter this lack of new supply, the fund selectively added out-of-state higher yielding securities. The out-of-state portion of the fund remained very limited.

*	Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.
Portfolio Allocation as of June 30, 20061  (% of net assets)

Revenue Bonds[3]	76.4%
General Obligations[3]	16.0
Certificates of Participation[3]	5.3
Short-Term Investments	1.4
Other Assets and Liabilities, Net	0.9

100.0%
Credit Quality Distribution as of June 30, 20062  (% of market value)

AAA	39.8%
AA	16.7
A	14.8
BBB	19.6
BB	1.0
Non-Rated	8.1

100.0%

[1]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

[2]	Individual security ratings are based on information from Moody’s Investors Service, Standard & Poor’s, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.

[3]	These sectors may include bonds that are pre-refunded or escrowed to maturity issues; see the fund’s Notes to Schedule of Investments. As of June 30, 2006, 13.7% of the fund’s net assets were pre-refunded and escrowed to maturity issues.
2      First American Funds Annual Report 2006

Arizona Tax Free fund continued
Annual Performance1  as of June 30, 2006

	Nine-			Since Inception
	Month
	Period*	1 year	5 years	2/1/2000
Average annual return with sales charge (POP)
Class A	(3.58)%	(3.72)%	4.02%	5.60%

Class C	(0.55)%	(0.84)%	4.51%	5.90%

Average annual return without sales charge (NAV)
Class A	0.73%	0.53%	4.92%	6.32%

Class C	0.42%	0.12%	4.51%	5.90%

Class Y	0.92%	0.69%	5.18%	6.57%

Lehman Municipal Bond Index[2]	1.01%	0.89%	5.05%	6.26%

Value of $10,000 Investment1,3  as of June 30, 2006

Arizona Tax Free Fund, Class A (NAV)	$14,808

Arizona Tax Free Fund, Class A (POP)	$14,184

Arizona Tax Free Fund, Class Y	$15,039

Lehman Municipal Bond Index[2]	$14,762

Class A

Class Y

The chart above illustrates the total value of an assumed $10,000 investment in the fund’s Class A and Class Y shares (from 2/1/2000 to 6/30/2006) as compared to the Lehman Municipal Bond Index2.

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

*	Total returns have not been annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Investment performance reflects fee waivers that are or were in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Direct investment in the index is not available.

A portion of the fund’s income may be subject to state and/or federal income tax, including the alternative minimum tax. Capital gains distributions, if any, will be subject to tax.

Total returns at net asset value (“NAV”) reflect performance over the time period indicated without including the fund’s maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price (“POP”) reflect performance over the time period indicated including maximum sales charges of 4.25% for Class A shares and the maximum contingent deferred sales charge (“CDSC”) for Class C shares for the relevant period. Maximum CDSC is 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

Investments in debt securities typically decrease in value when interest rates rise. The risk is usually greater for longer-term debt securities.

[2]	An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more.

[3]	Performance for Class C shares is not presented. Performance for this class is lower due to higher expenses.
First American Funds Annual Report 2006       3

Arizona Tax Free fund continued
Expense Example
As a shareholder of the Arizona Tax Free Fund (the “fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006, to June 30, 2006.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (1/01/06 to
	Value (1/01/06)	Value (6/30/06)	6/30/06)
Class A Actual[2]	$1,000.00	$999.40	$3.72

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76

Class C Actual[2]	$1,000.00	$997.40	$5.70

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76

Class Y Actual[2]	$1,000.00	$999.80	$2.48

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 1.15%, and 0.50% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended June 30, 2006 of -0.06%, -0.26%, and -0.02% for Class A, Class C, and Class Y, respectively.
4      First American Funds Annual Report 2006

California Intermediate Tax Free fund
Investment Objective: current income that is exempt from both federal income tax and California state income tax to the extent consistent with preservation of capital
How did the fund perform for the nine-month fiscal period ended June 30, 2006?
The First American California Intermediate Tax Free Fund (the “fund”), Class Y shares, returned 0.88% for the fiscal period ended June 30, 2006 (Class A shares returned 0.78%, without taking the sales charge into account, for the same period). By comparison, the fund’s benchmark, the Lehman 7-Year Municipal Bond Index*, returned 0.56%. Performance for the fund’s peer group, the Lipper California Intermediate Municipal Debt Funds Category Average, was 0.47%.
What were the general municipal market conditions during the fiscal period?
Yields in the municipal market rose across the entire range of bond maturities during the fiscal period. The shape of the yield curve flattened significantly as short-term interest rates rose much more than long-term rates. The combination of rising rates and a flattening yield curve produced small positive total returns. Coupon income was sufficient to offset the corresponding decline in bond prices. Intermediate-maturity bonds were the poorest performers in this environment, while bonds with very short or very long maturities generally produced the best returns.
Lower-quality, high-yield securities had another good period. The additional yield spread required over high-grade bonds for such securities generally narrowed over the course of the period, as demand from high-yield investors continued to outpace supply.
How did market conditions and investment strategies affect the fund’s performance?
While the fund’s holdings were arrayed fairly evenly across the range of maturities, the portion of the portfolio extending 15 years or more (somewhat longer than the normal intermediate-maturity range) helped performance because of the flattening municipal yield curve. In terms of quality, the fund’s holdings in lower-rated securities also proved beneficial, both because of their higher yields and because a general narrowing in yield spreads vs. higher-quality municipal bonds favorably impacted the relative values of these securities. The fund took advantage of narrowing yield spreads by selling a number of these securities during the period.
Though beneficial to the performance of longer-maturity bonds, the flattening of the yield curve generally weakened the relative performance of higher-quality, intermediate-maturity bonds. Despite a shorter duration, the greater rise in intermediate-term interest rates caused intermediate-maturity bonds to underperform longer-maturity bonds.
What strategic moves were made by the fund and why?
Because of the still positive, though flattening, slope of the yield curve and our moderate interest-rate outlook, the duration of the fund was moderately longer than its Lehman benchmark most of the fiscal period. In anticipation of an approaching end to Fed tightening and a resulting steepening of the yield curve, we have begun to de-emphasize the weighting in shorter and longer maturities in favor of an increased intermediate maturity weighting.

*	Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.
Portfolio Allocation as of June 30, 20061  (% of net assets)

Revenue Bonds[3]	68.9%
General Obligations[3]	19.5
Certificates of Participation[3]	7.6
Short-Term Investment	2.2
Other Assets and Liabilities, Net	1.8

100.0%
Credit Quality Distribution as of June 30, 20062  (% of market value)

AAA	53.0%
AA	7.1
A	18.2
BBB	19.2
Non-Rated	2.5

100.0%

[1]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

[2]	Individual security ratings are based on information from Moody’s Investors Service, Standard & Poor’s, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.

[3]	These sectors may include bonds that are pre-refunded or escrowed to maturity issues; see the fund’s Notes to Schedule of Investments. As of June 30, 2006, 8.8% of the fund’s net assets were pre-refunded and escrowed to maturity issues.
First American Funds Annual Report 2006       5

California Intermediate Tax Free fund continued
Annual Performance1  as of June 30, 2006

	Nine-			Since
	Month			Inception

	Period*	1 year	5 years	8/8/1997
Average annual return with sales charge (POP)
Class A	(1.51)%	(1.88)%	3.52%	4.18%

Average annual return without sales charge (NAV)
Class A	0.78%	0.36%	4.00%	4.45%

Class Y	0.88%	0.51%	4.16%	4.55%

Lehman 7-Year Municipal Bond Index[2]	0.56%	0.15%	4.45%	4.85%

Value of a $10,000 Investment1  as of June 30, 2006

California Intermediate Tax Free Fund, Class A (NAV)	$14,724

California Intermediate Tax Free Fund, Class A (POP)	$14,392

California Intermediate Tax Free Fund, Class Y	$14,851

Lehman 7-Year Municipal Bond Index[2]	$15,240

Class A

Class Y

The chart above illustrates the total value of an assumed $10,000 investment in the fund’s Class A and Class Y shares (from 8/8/1997 to 6/30/2006) as compared to the Lehman 7-Year Municipal Bond Index2.

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

*	Total returns have not been annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Investment performance reflects fee waivers that are or were in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Direct investment in the index is not available.

A portion of the fund’s income may be subject to state and/or federal income tax, including the alternative minimum tax. Capital gains distributions, if any, will be subject to tax.

Total returns at net asset value (“NAV”) reflect performance over the time period indicated without including the fund’s maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price (“POP”) reflect performance over the time period indicated including maximum sales charges of 2.25% for Class A shares. Total returns assume reinvestment of all distributions at NAV.

Investments in debt securities typically decrease in value when interest rates rise. The risk is usually greater for longer-term debt securities.

[2]	An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities between six and eight years.
6      First American Funds Annual Report 2006

California Intermediate Tax Free fund continued
Expense Example
As a shareholder of the California Intermediate Tax Free Fund (the “fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006, to June 30, 2006.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1](1/01/06 to
	Value (1/01/06)	Value (6/30/06)	6/30/06)
Class A Actual[2]	$1,000.00	$1,000.60	$4.22

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26

Class Y Actual[2]	$1,000.00	$1,001.40	$3.47

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.85% and 0.70% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended June 30, 2006 of 0.06% and 0.14% for Class A and Class Y, respectively.
First American Funds Annual Report 2006       7

California Tax Free fund
Investment Objective: maximum current income that is exempt from both federal income tax and California state income tax to the extent consistent with prudent investment risk
How did the fund perform for the nine-month fiscal period ended June 30, 2006?
The First American California Tax Free Fund (the “fund”), Class Y shares, returned 0.82% for the fiscal period ended June 30, 2006 (Class A shares returned 0.63%, without taking the sales charge into account, for the same period). By comparison, the fund’s benchmark, the Lehman Municipal Bond Index*, returned 1.01%. Performance for the fund’s peer group, the Lipper California Municipal Debt Funds Category Average, was 0.88%.
What were the general municipal market conditions during the fiscal period?
Yields in the municipal market rose across the entire range of bond maturities during the fiscal period. The shape of the yield curve flattened significantly as short-term interest rates rose much more than long-term rates. The combination of rising rates and a flattening yield curve produced small positive total returns. Coupon income was sufficient to offset the corresponding decline in bond prices. Intermediate-maturity bonds were the poorest performers in this environment, while bonds with very short or very long maturities generally produced the best returns.
Lower-quality, high-yield securities had another good period. The additional yield spread required over high-grade bonds for such securities generally narrowed over the course of the period, as demand from high-yield investors continued to outpace supply.
How did market conditions and investment strategies affect the fund’s performance?
Due to the flattening of the municipal yield curve, the fund’s holdings with very short and very long maturities generally performed well this fiscal period, while high-quality, intermediate-maturity bonds generally showed the weakest performance. A more pronounced barbell portfolio structure – with reduced weighting in intermediate-term bonds – would have produced better results, especially if more emphasis had been placed on very short bonds and a higher allocation made at the long end of the curve (22 years or more). Despite a shorter duration, the greater rise in yields for intermediate maturities caused them to underperform longer-maturity bonds.
Lower-rated, higher-yielding bonds enjoyed strong performance. Generally, allocations to lower-rated securities benefited the fund, both because of their higher yields and because a general narrowing in yield spreads vs. higher-quality municipal bonds favorably impacted the relative values of these securities. The fund took advantage of narrowing yield spreads by selling a number of these securities during the period.
Although the fund holds a variety of lower-rated securities, greater exposure to high-yield bonds, especially those with longer maturities, would also have helped over the past year due to the continued narrowing of yield spreads, which helped the performance of lower-rated bonds.
What strategic moves were made by the fund and why?
Because of the still positive, though flattening, slope of the yield curve and our moderate interest-rate outlook, throughout the fiscal period, the duration of the fund ranged from neutral to moderately long relative to the Lehman benchmark. In view of the flattening yield curve, we increased the weighting of longer maturity bonds during the period. We also slightly increased the fund’s position in higher-yielding, lower-quality bonds.

*	Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.
Portfolio Allocation as of June 30, 20061  (% of net assets)

Revenue Bonds[3]	76.1%
General Obligations[3]	16.8
Certificates of Participation[3]	3.5
Short-Term Investments	2.8
Other Assets and Liabilities, Net	0.8

100.0%
Credit Quality Distribution as of June 30, 20062  (% of market value)

AAA	49.7%
AA	13.2
A	14.7
BBB	18.6
Non-Rated	3.8

100.0%

[1]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

[2]	Individual security ratings are based on information from Moody’s Investors Service, Standard & Poor’s, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.

[3]	These sectors may include bonds that are pre-refunded or escrowed to maturity issues; see the fund’s Notes to Schedule of Investments. As of June 30, 2006, 13.6% of the fund’s net assets were pre-refunded and escrowed to maturity issues.
8      First American Funds Annual Report 2006

California Tax Free fund continued
Annual Performance1  as of June 30, 2006

	Nine-			Since
	Month			Inception

	Period*	1 year	5 years	2/1/2000
Average annual return with sales charge (POP)
Class A	(3.66)%	(3.81)%	4.05%	5.63%

Class C	(0.64)%	(0.92)%	4.53%	5.95%

Average annual return without sales charge (NAV)
Class A	0.63%	0.42%	4.96%	6.34%

Class C	0.33%	0.05%	4.53%	5.95%

Class Y	0.82%	0.77%	5.22%	6.61%

Lehman Municipal Bond Index[2]	1.01%	0.89%	5.05%	6.26%

Value of a $10,000 Investment1, 3  as of June 30, 2006

California Tax Free Fund, Class A (NAV)	$14,833

California Tax Free Fund, Class A (POP)	$14,208

California Tax Free Fund, Class Y	$15,078

Lehman Municipal Bond Index[2]	$14,762

Class A

Class Y

The chart above illustrates the total value of an assumed $10,000 investment in the fund’s Class A and Class Y shares (from 2/1/2000 to 6/30/2006) as compared to the Lehman Municipal Bond Index2.

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

*	Total returns have not been annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Investment performance reflects fee waivers that are or were in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Direct investment in the index is not available.

A portion of the fund’s income may be subject to state and/or federal income tax, including the alternative minimum tax. Capital gains distributions, if any, will be subject to tax.

Total returns at net asset value (“NAV”) reflect performance over the time period indicated without including the fund’s maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price (“POP”) reflect performance over the time period indicated including maximum sales charges of 4.25% for Class A shares and the maximum contingent deferred sales charge (“CDSC”) for Class C shares for the relevant period. Maximum CDSC is 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

Investments in debt securities typically decrease in value when interest rates rise. The risk is usually greater for longer-term debt securities.

[2]	An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more.

[3]	Performance for Class C shares is not presented. Performance for this class is lower due to higher expenses.
First American Funds Annual Report 2006       9

California Tax Free fund continued
Expense Example
As a shareholder of the California Tax Free Fund (the “fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006, to June 30, 2006.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (1/01/06) to
	Value (1/01/06)	Value (6/30/06)	6/30/06)
Class A Actual[2]	$1,000.00	$998.50	$3.72

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76

Class C Actual[2]	$1,000.00	$996.50	$5.69

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76

Class Y Actual[2]	$1,000.00	$999.80	$2.48

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 1.15%, and 0.50% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended June 30, 2006 of -0.15%, -0.35%, and -0.02% for Class A, Class C, and Class Y, respectively.
10      First American Funds Annual Report 2006

Colorado Intermediate Tax Free fund
Investment Objective: current income that is exempt from both federal income tax and Colorado state income tax to the extent consistent with preservation of capital
How did the fund perform for the nine-month fiscal period ended June 30, 2006?
The First American Colorado Intermediate Tax Free Fund (the “fund”), Class Y shares, returned 0.49% for the fiscal period ended June 30, 2006 (Class A shares returned 0.37%, without taking the sales charge into account, for the same period). By comparison, the fund’s benchmark, the Lehman 7-Year Municipal Bond Index*, returned 0.56%. Performance for the fund’s peer group, the Lipper Other States Intermediate Municipal Debt Funds Category Average, was 0.12%.
What were the general municipal market conditions during the fiscal period?
Yields in the municipal market rose across the entire range of bond maturities during the fiscal period. The shape of the yield curve flattened significantly as short-term interest rates rose much more than long-term rates. The combination of rising rates and a flattening yield curve produced small positive total returns. Coupon income was sufficient to offset the corresponding decline in bond prices. Intermediate-maturity bonds were the poorest performers in this environment, while bonds with very short or very long maturities generally produced the best returns.
Lower-quality, high-yield securities had another good period. The additional yield spread required over high-grade bonds for such securities generally narrowed over the course of the period, as demand from high-yield investors continued to outpace supply.
How did market conditions and investment strategies affect the fund’s performance?
While the fund’s holdings were arrayed fairly evenly across the range of maturities, the portion of the portfolio extending 15 years or more (somewhat longer than the normal intermediate-maturity range) helped performance because of the flattening municipal yield curve. In terms of quality, the fund’s holdings in lower-rated securities also proved beneficial, both because of their higher yields and because a general narrowing in yield spreads vs. higher-quality municipal bonds favorably impacted the relative values of these securities. The fund took advantage of narrowing yield spreads by selling a number of these securities during the period.
Though beneficial to the performance of longer-maturity bonds, the flattening of the yield curve generally weakened the relative performance of higher-quality, intermediate-maturity bonds. Despite a shorter duration, the greater rise in intermediate-term interest rates caused intermediate-maturity bonds to underperform longer-maturity bonds.
What strategic moves were made by the fund and why?
Because of the still positive, though flattening, slope of the yield curve and our moderate interest-rate outlook, the duration of the fund was moderately longer than its Lehman benchmark most of the fiscal period. In anticipation of an approaching end to Fed tightening and a resulting steepening of the yield curve, we have begun to de-emphasize the weighting in shorter and longer maturities in favor of an increased intermediate-maturity (five- to ten-year range) weighting. During the fiscal period, the fund was able to increase its allocation to higher-yielding A-rated and BBB-rated securities.

*	Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.
Portfolio Allocation as of June 30, 20061  (% of net assets)

Revenue Bonds[3]	70.4%
General Obligations[3]	20.6
Certificates of Participation[3]	7.5
Short-Term Investment	1.6
Other Assets and Liabilities, Net	(0.1)

100.0%
Credit Quality Distribution as of June 30, 20062  (% of market value)

AAA	47.4%
AA	16.6
A	11.9
BBB	17.3
BB	0.8
Non-Rated	6.0

100.0%

[1]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

[2]	Individual security ratings are based on information from Moody’s Investors Service, Standard & Poor’s, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.

[3]	These sectors may include bonds that are pre-refunded or escrowed to maturity issues; see the fund’s Notes to Schedule of Investments. As of June 30, 2006, 9.0% of the fund’s net assets were pre-refunded and escrowed to maturity issues.
First American Funds Annual Report 2006       11

Colorado Intermediate Tax Free fund continued
Annual Performance1  as of June 30, 2006

	Nine-
	Month
	Period*	1 year	5 years	10 years
Average annual return with sales charge (POP)
Class A	(1.91)%	(2.32)%	3.45%	4.34%

Average annual return without sales charge (NAV)
Class A	0.37%	(0.08)%	3.92%	4.58%

Class Y	0.49%	0.07%	4.07%	4.64%

Lehman 7-Year Municipal Bond Index[2]	0.56%	0.15%	4.45%	5.26%

Value of $10,000 Investment1  as of June 30, 2006

Colorado Intermediate Tax Free Fund, Class A (NAV)	$15,397

Colorado Intermediate Tax Free Fund, Class A (POP)	$15,051

Colorado Intermediate Tax Free Fund, Class Y	$15,489

Lehman 7-Year Municipal Bond Index[2]	$16,395

Class A

Class Y

The chart above illustrates the total value of an assumed $10,000 investment in the fund’s Class A and Class Y shares (from 9/30/1996 to 6/30/2006) as compared to the Lehman 7-Year Municipal Bond Index2.

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

*	Total returns have not been annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Investment performance reflects fee waivers that are or were in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Direct investment in the index is not available.

A portion of the fund’s income may be subject to state and/or federal income tax, including the alternative minimum tax. Capital gains distributions, if any, will be subject to tax.

Total returns at net asset value (“NAV”) reflect performance over the time period indicated without including the fund’s maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price (“POP”) reflect performance over the time period indicated including maximum sales charges of 2.25% for Class A shares. Total returns assume reinvestment of all distributions at NAV.

Investments in debt securities typically decrease in value when interest rates rise. The risk is usually greater for longer-term debt securities.

[2]	An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities between six and eight years.
12      First American Funds Annual Report 2006

Colorado Intermediate Tax Free fund continued
Expense Example
As a shareholder of the Colorado Intermediate Tax Free Fund (the “fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006, to June 30, 2006.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (1/01/06 to
	Value (1/01/06)	Value (6/30/06)	6/30/06)
Class A Actual[2]	$1,000.00	$997.50	$4.21

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26

Class Y Actual[2]	$1,000.00	$999.20	$3.47

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.85% and 0.70% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended June 30, 2006 of -0.25% and -0.08% for Class A and Class Y, respectively.
First American Funds Annual Report 2006       13

Colorado Tax Free fund
Investment Objective: maximum current income that is exempt from both federal income tax and Colorado state income tax to the extent consistent with prudent investment risk
How did the fund perform for the nine-month fiscal period ended June 30, 2006?
The First American Colorado Tax Free Fund (the “fund”), Class Y shares, returned 0.96% for the fiscal period ended June 30, 2006 (Class A shares returned 0.77%, without taking the sales charge into account, for the same period). By comparison, the fund’s benchmark, the Lehman Municipal Bond Index*, returned 1.01%. Performance for the fund’s peer group, the Lipper Colorado Municipal Debt Funds Category, was 0.78%.
What were the general municipal market conditions during the fiscal period?
Yields in the municipal market rose across the entire range of bond maturities during the fiscal period. The shape of the yield curve flattened significantly as short-term interest rates rose much more than long-term rates. The combination of rising rates and a flattening yield curve produced small positive total returns. Coupon income was sufficient to offset the corresponding decline in bond prices. Intermediate-maturity bonds were the poorest performers in this environment, while bonds with very short or very long maturities generally produced the best returns.
Lower-quality, high-yield securities had another good period. The additional yield spread required over high-grade bonds for such securities generally narrowed over the course of the period, as demand from high-yield investors continued to outpace supply.
How did market conditions and investment strategies affect the fund’s performance?
An overweight in bonds with 15-year and longer maturities allowed the fund to benefit from the flattening municipal yield curve. This part of the municipal curve was also supported by heightened demand, driven by an increased number of tender-option bond programs (trusts that routinely purchase large quantities of bonds for both trading and investment purposes) and yield-oriented investors. Another source of added value was the fund’s overweight in the hospital/healthcare sector, which significantly outperformed most other revenue sectors and all general obligation sectors.
The fund’s exposure to higher-quality, intermediate-maturity bonds brought the weakest performance, since this group was negatively affected by the flattening yield curve. As a relatively new member in its peer group, the fund had less time to accumulate higher-yielding, lower-rated investment-grade, non-rated, or noninvestment-grade bonds. The fund’s limited exposure to these issues also detracted from performance. The fund’s position in pre-refunded bonds that mature in four to eight years underperformed the general obligation and revenue sectors.
What strategic moves were made by the fund and why?
Because of the still positive, though flattening, slope of the yield curve and our moderate interest-rate outlook, the fund’s duration was anywhere from neutral to slightly long relative to its Lehman benchmark most of the fiscal period. The new issue supply for Colorado was down by 19% for the first half of 2006, making it more difficult to augment the fund’s position in lower-quality in-state bonds. To counter this lack of new supply, the fund selectively added out-of-state higher yielding securities. The out-of-state portion of the fund remained very limited.

*	Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.
Portfolio Allocation as of June 30, 20061  (% of net assets)

Revenue Bonds[3]	71.3%
General Obligations[3]	14.3
Certificates of Participation[3]	14.5
Short-Term Investments	2.7
Other Assets and Liabilities, Net	(2.8)

100.0%
Credit Quality Distribution as of June 30, 20062  (% of market value)

AAA	52.6%
AA	9.8
A	15.3
BBB	19.5
Non-Rated	2.8

100.0%

[1]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

[2]	Individual security ratings are based on information from Moody’s Investors Service, Standard & Poor’s, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.

[3]	These sectors may include bonds that are pre-refunded or escrowed to maturity issues; see the fund’s Notes to Schedule of Investments. As of June 30, 2006, 11.8% of the fund’s net assets were pre-refunded and escrowed to maturity issues.
14      First American Funds Annual Report 2006

Colorado Tax Free fund continued
Annual Performance1  as of June 30, 2006

	Nine-			Since
	Month			Inception

	Period*	1 year	5 years	2/1/2000
Average annual return with sales charge (POP)
Class A	(3.50)%	(3.56)%	4.15%	5.73%

Class C	(0.48)%	(0.60)%	4.64%	6.03%

Average annual return without sales charge (NAV)
Class A	0.77%	0.74%	5.06%	6.45%

Class C	0.47%	0.34%	4.64%	6.03%

Class Y	0.96%	1.08%	5.31%	6.73%

Lehman Municipal Bond Index[2]	1.01%	0.89%	5.05%	6.26%

Value of $10,000 Investment1, 3  as of June 30, 2006

Colorado Tax Free Fund, Class A (NAV)	$14,926

Colorado Tax Free Fund, Class A (POP)	$14,297

Colorado Tax Free Fund, Class Y	$15,181

Lehman Municipal Bond Index[2]	$14,762

Class A

Class Y

The chart above illustrates the total value of an assumed $10,000 investment in the fund’s Class A and Class Y shares (from 2/1/2000 to 6/30/2006) as compared to the Lehman Municipal Bond Index2.

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

*	Total returns have not been annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Investment performance reflects fee waivers that are or were in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Direct investment in the index is not available.

A portion of the fund’s income may be subject to state and/or federal income tax, including the alternative minimum tax. Capital gains distributions, if any, will be subject to tax.

Total returns at net asset value (“NAV”) reflect performance over the time period indicated without including the fund’s maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price (“POP”) reflect performance over the time period indicated including maximum sales charges of 4.25% for Class A shares and the maximum contingent deferred sales charge (“CDSC”) for Class C shares for the relevant period. Maximum CDSC is 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

Investments in debt securities typically decrease in value when interest rates rise. The risk is usually greater for longer-term debt securities.

[2]	An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more.

[3]	Performance for Class C shares is not presented. Performance for this class is lower due to higher expenses.
First American Funds Annual Report 2006       15

Colorado Tax Free fund continued
Expense Example
As a shareholder of the Colorado Tax Free Fund (the “fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006, to June 30, 2006.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (1/01/06 to
	Value (1/01/06)	Value (6/30/06)	6/30/06)
Class A Actual[2]	$1,000.00	$999.40	$3.72

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76

Class C Actual[2]	$1,000.00	$997.40	$5.70

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76

Class Y Actual[2]	$1,000.00	$1,000.70	$2.48

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 1.15%, and 0.50% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended June 30, 2006 of -0.06%, -0.26%, and 0.07% for Class A, Class C, and Class Y, respectively.
16      First American Funds Annual Report 2006

Intermediate Tax Free fund
Investment Objective: current income that is exempt from federal income tax to the extent consistent with preservation of capital
How did the fund perform for the nine-month fiscal period ended June 30, 2006?
The First American Intermediate Tax Free Fund (the “fund”), Class Y shares, returned 0.67% for the fiscal period ended June 30, 2006 (Class A shares returned 0.56%, without taking the sales charge into account, for the same period). By comparison, the fund’s benchmark, the Lehman 7-Year Municipal Bond Index*, returned 0.56%. Performance for the fund’s peer group, the Lipper Intermediate Municipal Debt Funds Category Average, was 0.46%.
What were the general municipal market conditions during the fiscal period?
Yields in the municipal market rose across the entire range of bond maturities during the fiscal period. The shape of the yield curve flattened significantly as short-term interest rates rose much more than long-term rates. The combination of rising rates and a flattening yield curve produced small positive total returns. Coupon income was sufficient to offset the corresponding decline in bond prices. Intermediate-maturity bonds were the poorest performers in this environment, while bonds with very short or very long maturities generally produced the best returns.
Lower-quality, high-yield securities had another good period. The additional yield spread required over high-grade bonds for such securities generally narrowed over the course of the period, as demand from high-yield investors continued to outpace supply.
How did market conditions and investment strategies affect the fund’s performance?
While the fund’s holdings were arrayed fairly evenly across the range of maturities, the portion of the portfolio extending 15 years or more (somewhat longer than the normal intermediate maturity range) helped performance because of the flattening municipal yield curve. In terms of quality, the fund’s holdings in lower-rated securities also proved beneficial, both because of their higher yields and because a general narrowing in yield spreads vs. higher-quality municipal bonds favorably impacted the relative values of these securities. The fund took advantage of narrowing yield spreads by selling a number of these securities during the period.
Though beneficial to the performance of longer-maturity bonds, the flattening of the yield curve generally weakened the relative performance of higher-quality intermediate-maturity bonds. Despite a shorter duration, the greater rise in intermediate-term interest rates caused intermediate-maturity bonds to underperform longer-maturity bonds.
What strategic moves were made by the fund and why?
In anticipation of an approaching end to Fed tightening and a resulting steepening of the yield curve, we have begun to de-emphasize the weighting in shorter and longer maturities in favor of an increased intermediate maturity (five- to ten-year range) weighting. During the fiscal period the fund moderately increased its allocation to higher-yielding A-rated and non-rated securities.

*	Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.
Portfolio Allocation as of June 30, 20061  (% of net assets)

Revenue Bonds[3]	62.3%
General Obligations[3]	33.1
Certificates of Participation[3]	3.3
Short-Term Investment	0.3
Other Assets and Liabilities, Net	1.0

100.0%
Credit Quality Distribution as of June 30, 20062  (% of market value)

AAA	55.3%
AA	11.9
A	14.1
BBB	10.8
BB	0.9
Non-Rated	7.0

100.0%

[1]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

[2]	Individual security ratings are based on information from Moody’s Investors Service, Standard & Poor’s, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.

[3]	These sectors may include bonds that are pre-refunded or escrowed to maturity issues; see the fund’s Notes to Schedule of Investments. As of June 30, 2006, 23.4% of the fund’s net assets were pre-refunded and escrowed to maturity issues.
First American Funds Annual Report 2006       17

Intermediate Tax Free fund continued
Annual Performance1  as of June 30, 2006

	Nine-
	Month
	Period*	1 year	5 years	10 years
Average annual return with sales charge (POP)
Class A	(1.69)%	(1.85)%	3.55%	4.37%

Average annual return without sales charge (NAV)
Class A	0.56%	0.37%	4.02%	4.60%

Class Y	0.67%	0.42%	4.17%	4.67%

Lehman 7-Year Municipal Bond Index[2]	0.56%	0.15%	4.45%	5.26%

Value of $10,000 Investment1  as of June 30, 2006

Intermediate Tax Free Fund, Class A (NAV)	$15,438

Intermediate Tax Free Fund, Class A (POP)	$15,085

Intermediate Tax Free Fund, Class Y	$15,542

Lehman 7-Year Municipal Bond Index[2]	$16,395

Class A

Class Y

The chart above illustrates the total value of an assumed $10,000 investment in the fund’s Class A and Class Y shares (from 9/30/1996 to 6/30/2006) as compared to the Lehman 7-Year Municipal Bond Index2.

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

*	Total returns have not been annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Investment performance reflects fee waivers that are or were in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Direct investment in the index is not available.

Income from the fund may be subject to state and local taxes. A portion of the fund’s income may be subject to federal income tax, including the alternative minimum tax. Capital gains distributions, if any, will be subject to tax.

Total returns at net asset value (“NAV”) reflect performance over the time period indicated without including the fund’s maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price (“POP”) reflect performance over the time period indicated including maximum sales charges of 2.25% for Class A. Total returns assume reinvestment of all distributions at NAV.

Investments in debt securities typically decrease in value when interest rates rise. The risk is usually greater for longer-term debt securities.

[2]	An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities between six and eight years.
18      First American Funds Annual Report 2006

Intermediate Tax Free fund continued
Expense Example
As a shareholder of the Intermediate Tax Free Fund (the “fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006, to June 30, 2006.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (1/01/06 to
	Value (1/01/06)	Value (6/30/06)	6/30/06)
Class A Actual[2]	$1,000.00	$999.70	$4.21

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26

Class Y Actual[2]	$1,000.00	$1,000.40	$3.47

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.85% and 0.70% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended June 30, 2006 of -0.03% and 0.04% for Class A and Class Y, respectively.
First American Funds Annual Report 2006       19

Minnesota Intermediate Tax Free fund
Investment Objective: current income that is exempt from both federal income tax and Minnesota state income tax to the extent consistent with preservation of capital
How did the fund perform for the nine-month fiscal period ended June 30, 2006?
The First American Minnesota Intermediate Tax Free Fund (the “fund”), Class Y shares, returned 0.85% for the fiscal period ended June 30, 2006 (Class A shares returned 0.74%, without taking the sales charge into account, for the same period). By comparison, the fund’s benchmark, the Lehman 7-Year Municipal Bond Index*, returned 0.56%. Performance for the fund’s peer group, the Lipper Other States Intermediate Municipal Debt Funds Category Average, was 0.12%.
What were the general municipal market conditions during the fiscal period?
Yields in the municipal market rose across the entire range of bond maturities during the fiscal period. The shape of the yield curve flattened significantly as short-term interest rates rose much more than long-term rates. The combination of rising rates and a flattening yield curve produced small positive total returns. Coupon income was sufficient to offset the corresponding decline in bond prices. Intermediate-maturity bonds were the poorest performers in this environment, while bonds with very short or very long maturities generally produced the best returns.
Lower-quality, high-yield securities had another good period. The additional yield spread required over high-grade bonds for such securities generally narrowed over the course of the period, as demand from high-yield investors continued to outpace supply.
How did market conditions and investment strategies affect the fund’s performance?
While the fund’s holdings were arrayed fairly evenly across the range of maturities, the portion of the portfolio extending 15 years or more (somewhat longer than the normal intermediate maturity range) helped performance because of the flattening municipal yield curve. In terms of quality, the fund’s holdings in lower-rated securities also proved beneficial, both because of their higher yields and because a general narrowing in yield spreads vs. higher-quality municipal bonds favorably impacted the relative values of these securities. The fund took advantage of narrowing yield spreads by selling a number of these securities during the period.
Though beneficial to the performance of longer-maturity bonds, the flattening of the yield curve generally weakened the relative performance of higher-quality intermediate-maturity bonds. Despite a shorter duration, the greater rise in intermediate-term interest rates caused intermediate-maturity bonds to underperform longer-maturity bonds.
What strategic moves were made by the fund and why?
While the duration of the fund was fairly neutral relative to its Lehman benchmark most of the fiscal period, it was lengthened slightly near the end of the reporting period in anticipation of an approaching end to Fed tightening and, consequently, of a reduced risk of further rate increases. Expecting, for the same reasons, a steepening of the yield curve, we began to deemphasize the weighting in shorter and longer maturities in favor of increased intermediate-maturity weighting. During the fiscal period, the fund was able to increase its allocation to higher-yielding A-rated and lower-rated securities.

*	Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.
Portfolio Allocation as of June 30, 20061  (% of net assets)

Revenue Bonds[3]	64.1%
General Obligations[3]	33.6
Certificate of Participation	0.5
Short-Term Investment	0.7
Other Assets and Liabilities, Net	1.1

100.0%
Credit Quality Distribution as of June 30, 20062  (% of market value)

AAA	41.4%
AA	18.5
A	17.4
BBB	10.4
BB	2.6
Non-Rated	9.7

100.0%

[1]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

[2]	Individual security ratings are based on information from Moody’s Investors Service, Standard & Poor’s, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.

[3]	These sectors may include bonds that are pre-refunded or escrowed to maturity issues; see the fund’s Notes to Schedule of Investments. As of June 30, 2006, 6.0% of the fund’s net assets were pre-refunded and escrowed to maturity issues.
20      First American Funds Annual Report 2006

Minnesota Intermediate Tax Free fund continued
Annual Performance1  as of June 30, 2006

	Nine-
	Month
	Period*	1 year	5 years	10 years
Average annual return with sales charge (POP)
Class A	(1.50)%	(1.77)%	3.39%	4.26%

Average annual return without sales charge (NAV)
Class A	0.74%	0.52%	3.86%	4.50%

Class Y	0.85%	0.68%	4.00%	4.54%

Lehman 7-Year Municipal Bond Index[2]	0.56%	0.15%	4.45%	5.26%

Value of $10,000 Investment1  as of June 30, 2006

Minnesota Intermediate Tax Free Fund, Class A (NAV)	$15,288

Minnesota Intermediate Tax Free Fund, Class A (POP)	$14,941

Minnesota Intermediate Tax Free Fund, Class Y	$15,342

Lehman 7-Year Municipal Bond Index[2]	$16,395

Class A

Class Y

The chart above illustrates the total value of an assumed $10,000 investment in the fund’s Class A and Class Y shares (from 9/30/1996 to 6/30/2006) as compared to the Lehman 7-Year Municipal Bond Index2.

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

*	Total returns have not been annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Investment performance reflects fee waivers that are or were in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Direct investment in the index is not available.

A portion of the fund’s income may be subject to state and/or federal income tax, including the alternative minimum tax. Capital gains distributions, if any, will be subject to tax.

Total returns at net asset value (“NAV”) reflect performance over the time period indicated without including the fund’s maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price (“POP”) reflect performance over the time period indicated including maximum sales charges of 2.25% for Class A shares. Total returns assume reinvestment of all distributions at NAV.

Investments in debt securities typically decrease in value when interest rates rise. The risk is usually greater for longer-term debt securities.

[2]	An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities between six and eight years.
First American Funds Annual Report 2006       21

Minnesota Intermediate Tax Free fund continued
Expense Example
As a shareholder of the Minnesota Intermediate Tax Free Fund (the “fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006, to June 30, 2006.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (1/01/06 to
	Value (1/01/06)	Value (6/30/06)	6/30/06)
Class A Actual[2]	$1,000.00	$1,001.60	$4.22

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26

Class Y Actual[2]	$1,000.00	$1,002.40	$3.48

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.85% and 0.70% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended June 30, 2006 of 0.16% and 0.24% for Class A and Class Y, respectively.
22      First American Funds Annual Report 2006

Minnesota Tax Free fund
Investment Objective: maximum current income that is exempt from both federal income tax and Minnesota state income tax to the extent consistent with prudent investment risk
How did the fund perform for the nine-month fiscal period ended June 30, 2006?
The First American Minnesota Tax Free Fund (the “fund”), Class Y shares, returned 1.47% for the fiscal period ended June 30, 2006 (Class A shares returned 1.28%, without taking the sales charge into account, for the same period). By comparison, the fund’s benchmark, the Lehman Municipal Bond Index*, returned 1.01%. Performance for the fund’s peer group, the Lipper Minnesota Municipal Debt Funds Objective Average, was 0.76%.
What were the general municipal market conditions during the fiscal period?
Yields in the municipal market rose across the entire range of bond maturities during the fiscal period. The shape of the yield curve flattened significantly as short-term interest rates rose much more than long-term rates. The combination of rising rates and a flattening yield curve produced small positive total returns. Coupon income was sufficient to offset the corresponding decline in bond prices. Intermediate-maturity bonds were the poorest performers in this environment, while bonds with very short or very long maturities generally produced the best returns.
Lower-quality, high-yield securities had another good period. The additional yield spread required over high-grade bonds for such securities generally narrowed over the course of the period, as demand from high-yield investors continued to outpace supply.
How did market conditions and investment strategies affect the fund’s performance?
The fund’s holdings were arrayed fairly evenly across the range of maturities, but with some overweighting in the 22-year and longer range. This overweight helped performance, as the yield curve flattened over the period and, as a result, longer-maturity bonds outperformed shorter maturities. In terms of quality, the fund was overweighted in A-rated, BBB-rated, and non-rated issues. Continued strong demand for the additional yield provided by these securities caused them to outperform higher-quality bonds. In addition, overweights in healthcare, housing, and education sectors added value, since many positions in these sectors are considered high-yield, thereby benefiting from strong demand.
Long-term zero coupon bonds in the portfolio underperformed during this fiscal period because of rising interest rates and a lack of demand. These issues are among the most price-volatile in the portfolio due to their relatively longer duration, or interest rate risk; hence their prices, compared with coupon-bearing bonds, tend to fall faster when interest rates rise and rise faster when interest rates fall. As the yield curve flattened, the fund’s positions in four- to eight-year maturities underperformed longer-term maturities. Positions in general obligation bonds, which tend to be higher-quality issues, generally underperformed lower-quality issues during the period.
What strategic moves were made by the fund and why?
Duration was shortened to less than the benchmark during the spring, reducing risk as interest rates rose. It was extended beyond the benchmark near the end of the period as interest rates moved to their highs for the year to date. AA-rated positions were reduced and higher-yielding A-rated positions were increased.

*	Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.
Portfolio Allocation as of June 30, 20061  (% of net assets)

Revenue Bonds[3]	86.3%
General Obligations[3]	10.1
Short-Term Investments	3.4
Other Assets and Liabilities, Net	0.2

100.0%
Credit Quality Distribution as of June 30, 20062  (% of market value)

AAA	36.9%
AA	10.1
A	26.9
BBB	8.1
BB	2.2
Non-Rated	15.8

100.0%

[1]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

[2]	Individual security ratings are based on information from Moody’s Investors Service, Standard & Poor’s, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.

[3]	These sectors may include bonds that are pre-refunded or escrowed to maturity issues; see the fund’s Notes to Schedule of Investments. As of June 30, 2006, 13.6% of the fund’s net assets were pre-refunded and escrowed to maturity issues.
First American Funds Annual Report 2006       23

Minnesota Tax Free fund continued
Annual Performance1  as of June 30, 2006

	Nine-				Since Inception
	Month
	Period*	1 year	5 years	10 years	8/1/1997	2/1/1999
Average annual return with sales charge (POP)
Class A	(3.05)%	(3.04)%	3.85%	4.84%	—	—

Class C	0.00%	(0.13)%	4.32%	—	—	3.88%

Average annual return without sales charge (NAV)
Class A	1.28%	1.24%	4.75%	5.29%	—	—

Class C	0.98%	0.84%	4.32%	—	—	3.88%

Class Y	1.47%	1.50%	5.01%	—	5.04%	—

Lehman Municipal Bond Index[2]	1.01%	0.89%	5.05%	5.79%	5.25%	4.87%

Value of $10,000 Investment1, 3  as of June 30, 2006

	Class A	Class Y

Minnesota Tax Free Fund, Class A (NAV)	$16,316

Minnesota Tax Free Fund, Class A (POP)	$15,627

Minnesota Tax Free Fund, Class Y		$15,503

Lehman Municipal Bond Index[2]	$17,164	$15,782

Class A

Class Y

The chart above illustrates the total value of an assumed $10,000 investment in the fund’s Class A shares (from 9/30/1996 to 6/30/2006) and Class Y shares (from 8/1/1997 to 6/30/2006) as compared to the Lehman Municipal Bond Index2.

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

*	Total returns have not been annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Investment performance reflects fee waivers that are or were in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Direct investment in the index is not available.

A portion of the fund’s income may be subject to state and/or federal income tax, including the alternative minimum tax. Capital gains distributions, if any, will be subject to tax.

Total returns at net asset value (“NAV”) reflect performance over the time period indicated without including the fund’s maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price (“POP”) reflect performance over the time period indicated including maximum sales charges of 4.25% for Class A shares and the maximum contingent deferred sales charge (“CDSC”) for Class C shares for the relevant period. Maximum CDSC is 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

Investments in debt securities typically decrease in value when interest rates rise. The risk is usually greater for longer-term debt securities.

On July 31, 1998, the Minnesota Tax Free Fund became the successor by merger to the Piper Minnesota Tax-Exempt Fund, a series of Piper Funds Inc. Prior to the merger, the First American Fund had no assets or liabilities. Performance presented prior to July 31, 1998, represents that of the Piper Minnesota Tax-Exempt Fund.

[2]	An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more.

[3]	Performance for Class C shares is not presented. Performance of this class is lower due to higher expenses.
24      First American Funds Annual Report 2006

Minnesota Tax Free fund continued
Expense Example
As a shareholder of the Minnesota Tax Free Fund (the “fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006, to June 30, 2006.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (1/01/06 to
	Value (1/01/06)	Value (6/30/06)	6/30/06)
Class A Actual[2]	$1,000.00	$1,001.90	$4.72

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	$4.76

Class C Actual[2]	$1,000.00	$999.90	$6.69

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$6.76

Class Y Actual[2]	$1,000.00	$1,003.20	$3.48

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.95%, 1.35%, and 0.70% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended June 30, 2006 of 0.19%, -0.01%, and 0.32% for Class A, Class C, and Class Y, respectively.
First American Funds Annual Report 2006       25

Missouri Tax Free fund
Investment Objective: maximum current income that is exempt from both federal income tax and Missouri state income tax to the extent consistent with prudent investment risk
How did the fund perform for the nine-month fiscal period ended June 30, 2006?
The First American Missouri Tax Free Fund (the “fund”), Class Y shares, returned 0.49% for the fiscal period ended June 30, 2006 (Class A shares returned 0.38%, without taking the sales charge into account, for the same period). By comparison, the fund’s benchmark, the Lehman Municipal Bond Index*, returned 1.01%. Performance for the fund’s peer group, the Lipper Missouri Municipal Debt Funds Category Average, was 0.55%.
What were the general municipal market conditions during the fiscal period?
Yields in the municipal market rose across the entire range of bond maturities during the fiscal period. The shape of the yield curve flattened significantly as short-term interest rates rose much more than long-term rates. The combination of rising rates and a flattening yield curve produced small positive total returns. Coupon income was sufficient to offset the corresponding decline in bond prices. Intermediate-maturity bonds were the poorest performers in this environment, while bonds with very short or very long maturities generally produced the best returns.
Lower-quality, high-yield securities had another good period. The additional yield spread required over high-grade bonds for such securities generally narrowed over the course of the period, as demand from high-yield investors continued to outpace supply.
How did market conditions and investment strategies affect the fund’s performance?
Due to the flattening of the municipal yield curve, the fund’s holdings with very short and very long maturities generally performed well this fiscal period, while high-quality, intermediate-maturity bonds generally showed the weakest performance. A more pronounced barbell portfolio structure – with reduced weighting in intermediate-term bonds – would have produced better results, especially if more emphasis had been placed on very short bonds and a higher allocation made at the long end of the curve (22 years or more). Despite a shorter duration, the greater rise in yields for intermediate maturities caused them to underperform longer maturity bonds.
Lower-rated, higher-yielding bonds enjoyed strong performance. Generally, allocations to lower-rated securities benefited the fund, both because of their higher yields and because a general narrowing in yield spreads vs. higher-quality municipal bonds favorably impacted the relative values of these securities. The fund took advantage of narrowing yield spreads by selling a number of these securities during the period.
Although the fund holds a variety of lower-rated securities, greater exposure to high-yield bonds, especially those with longer maturities, would also have helped over the past period due to the continued narrowing of yield spreads, which made lower-rated bonds more attractive.
What strategic moves were made by the fund and why?
Throughout the fiscal period, the duration of the fund was generally neutral relative to the Lehman benchmark. In view of the flattening yield curve, we increased the weighting of longer maturity bonds during the period. The weighting in higher-yielding, lower-quality bonds was also increased.

*	Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.
Portfolio Allocation as of June 30, 20061  (% of net assets)

Revenue Bonds[3]	77.1%
General Obligations[3]	19.5
Certificates of Participation[3]	1.8
Short-Term Investment	0.5
Other Assets and Liabilities, Net	1.1

100.0%
Credit Quality Distribution as of June 30, 20062  (% of market value)

AAA	59.5%
AA	22.6
A	7.1
BBB	6.5
BB	1.1
Non-Rated	3.2

100.0%

[1]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

[2]	Individual security ratings are based on information from Moody’s Investors Service, Standard & Poor’s, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.

[3]	These sectors may include bonds that are pre-refunded or escrowed to maturity issues; see the fund’s Notes to Schedule of Investments. As of June 30, 2006, 15.8% of the fund’s net assets were pre-refunded and escrowed to maturity issues.
26      First American Funds Annual Report 2006

Missouri Tax Free fund continued
Annual Performance1  as of June 30, 2006

	Nine-				Since Inception
	Month
	Period*	1 year	5 years	10 years	9/24/2001
Average annual return with sales charge (POP)
Class A	(3.89)%	(4.31)%	3.24%	4.31%	—

Class C	(0.96)%	(1.47)%	—	—	3.40%

Average annual return without sales charge (NAV)
Class A	0.38%	(0.03)%	4.15%	4.77%	—

Class C	0.00%	(0.51)%	—	—	3.40%

Class Y	0.49%	0.13%	4.40%	5.04%	—

Lehman Municipal Bond Index[2]	1.01%	0.89%	5.05%	5.79%	4.73%

Value of $10,000 Investment1, 3  as of June 30, 2006

Missouri Tax Free Fund, Class A (NAV)	$15,234

Missouri Tax Free Fund, Class A (POP)	$14,585

Missouri Tax Free Fund, Class Y	$15,625

Lehman Municipal Bond Index[2]	$16,667

Class A

Class Y

The chart above illustrates the total value of an assumed $10,000 investment in the fund’s Class A and Class Y shares (from 11/30/1996 to 6/30/2006) as compared to the Lehman Municipal Bond Index2.

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

*	Total returns have not been annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Investment performance reflects fee waivers that are or were in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Direct investment in the index is not available.

A portion of the fund’s income may be subject to state and/or federal income tax, including the alternative minimum tax. Capital gains distributions, if any, will be subject to tax.

Total returns at net asset value (“NAV”) reflect performance over the time period indicated without including the fund’s maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price (“POP”) reflect performance over the time period indicated including maximum sales charges of 4.25% for Class A shares and the maximum contingent deferred sales charge (“CDSC”) for Class C shares for the relevant period. Maximum CDSC is 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

Investments in debt securities typically decrease in value when interest rates rise. The risk is usually greater for longer-term debt securities.

On September 24, 2001, the Missouri Tax Free Fund became the successor by merger to the Firstar Missouri Tax-Exempt Bond Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to September 24, 2001, represents that of the Firstar Missouri Tax-Exempt Bond Fund. The Firstar Missouri Tax-Exempt Bond Fund was organized on December 11, 2000.

[2]	An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more.

[3]	Performance for Class C shares is not presented. Performance for this class is lower due to higher expenses.
First American Funds Annual Report 2006       27

Missouri Tax Free fund continued
Expense Example
As a shareholder of the Missouri Tax Free Fund (the “fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006, to June 30, 2006.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (1/01/06 to
	Value (1/01/06)	Value (6/30/06)	6/30/06)
Class A Actual[2]	$1,000.00	$997.30	$4.70

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	$4.76

Class C Actual[2]	$1,000.00	$994.60	$6.68

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$6.76

Class Y Actual[2]	$1,000.00	$997.80	$3.47

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.95%, 1.35%, and 0.70% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended June 30, 2006 of -0.27%, -0.54%, and -0.22% for Class A, Class C, and Class Y, respectively.
28      First American Funds Annual Report 2006

Nebraska Tax Free fund
Investment Objective: maximum current income that is exempt from both federal income tax and Nebraska state income tax to the extent consistent with prudent investment risk
How did the fund perform for the nine-month fiscal period ended June 30, 2006?
The First American Nebraska Tax Free Fund (the “fund”), Class Y shares, returned 0.85% for the fiscal period ended June 30, 2006 (Class A shares returned 0.65%, without taking the sales charge into account, for the same period). By comparison, the fund’s benchmark, the Lehman Municipal Bond Index*, returned 1.01%. Performance for the fund’s peer group, the Lipper Other States Municipal Debt Funds Category Average, was 0.84%.
What were the general municipal market conditions during the fiscal period?
Yields in the municipal market rose across the entire range of bond maturities during the fiscal period. The shape of the yield curve flattened significantly as short-term interest rates rose much more than long-term rates. The combination of rising rates and a flattening yield curve produced small positive total returns. Coupon income was sufficient to offset the corresponding decline in bond prices. Intermediate-maturity bonds were the poorest performers in this environment, while bonds with very short or very long maturities generally produced the best returns.
Lower-quality, high-yield securities had another good period. The additional yield spread required over high-grade bonds for such securities generally narrowed over the course of the period, as demand from high-yield investors continued to outpace supply.
How did market conditions and investment strategies affect the fund’s performance?
An overweight in bonds with 15-year and longer maturities allowed the fund to benefit from the flattening municipal yield curve. This part of the municipal curve was also supported by heightened demand, driven by an increased number of tender-option bond programs (trusts that routinely purchase large quantities of bonds for both trading and investment purposes) and yield-oriented investors. Another source of added value was the fund’s overweight in the hospital/healthcare sector, which significantly outperformed most other revenue sectors and all general obligation sectors.
The fund’s exposure to higher-quality, intermediate-maturity bonds brought the weakest performance, since this group was negatively affected by the flattening yield curve. As a relatively new member in its peer group, the fund had less time to accumulate higher-yielding, lower-rated investment-grade, non-rated, or noninvestment-grade bonds. The fund’s limited exposure to these issues also detracted from performance. The fund’s position in pre-refunded bonds that mature in four to eight years underperformed the general obligation and revenue sectors.
What strategic moves were made by the fund and why?
Because of the still positive, though flattening, slope of the yield curve and our moderate interest-rate outlook, the fund’s duration was anywhere from neutral to slightly long relative to its Lehman benchmark most of the fiscal period. The new issue supply for Nebraska was down by 17% for the first half of 2006, making it more difficult to augment the fund’s position in lower-quality in-state bonds. To counter this lack of new supply, the fund selectively added out-of-state higher yielding securities. The out-of-state portion of the fund remained very limited.

*	Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.
Portfolio Allocation as of June 30, 20061  (% of net assets)

Revenue Bonds[3]	75.3%
General Obligations[3]	19.7
Certificates of Participation[3]	3.3
Short-Term Investments	4.3
Other Assets and Liabilities, Net	(2.6)

100.0%
Credit Quality Distribution as of June 30, 20062  (% of market value)

AAA	37.7%
AA	31.6
A	14.9
BBB	3.8
Non-Rated	12.0

100.0%

[1]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

[2]	Individual security ratings are based on information from Moody’s Investors Service, Standard & Poor’s, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.

[3]	These sectors may include bonds that are pre-refunded or escrowed to maturity issues; see the fund’s Notes to Schedule of Investments. As of June 30, 2006, 0.6% of the fund’s net assets were pre-refunded and escrowed to maturity issues.
First American Funds Annual Report 2006       29

Nebraska Tax Free fund continued
Annual Performance1  as of June 30, 2006

	Nine-			Since Inception
	Month
	Period*	1 year	5 years	2/28/2001
Average annual return with sales charge (POP)
Class A	(3.63)%	(3.89)%	3.82%	3.86%

Class C	(0.51)%	(0.85)%	4.32%	4.20%

Average annual return without sales charge (NAV)
Class A	0.65%	0.42%	4.72%	4.70%

Class C	0.46%	0.12%	4.32%	4.20%

Class Y	0.85%	0.67%	4.98%	4.96%

Lehman Municipal Bond Index[2]	1.01%	0.89%	5.05%	5.03%

Value of a $10,000 Investment1, 3  as of June 30, 2006

Nebraska Tax Free Fund, Class A (NAV)	$12,776

Nebraska Tax Free Fund, Class A (POP)	$12,237

Nebraska Tax Free Fund, Class Y	$12,943

Lehman Municipal Bond Index[2]	$12,990

Class A

Class Y

The chart above illustrates the total value of an assumed $10,000 investment in the fund’s Class A and Class Y shares (from 2/28/2001 to 6/30/2006) as compared to the Lehman Municipal Bond Index2.

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

*	Total returns have not been annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Investment performance reflects fee waivers that are or were in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Direct investment in the index is not available.

A portion of the fund’s income may be subject to state and/or federal income tax, including the alternative minimum tax. Capital gains distributions, if any, will be subject to tax.

Total returns at net asset value (“NAV”) reflect performance over the time period indicated without including the fund’s maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price (“POP”) reflect performance over the time period indicated including maximum sales charges of 4.25% for Class A shares and the maximum contingent deferred sales charge (“CDSC”) for Class C shares for the relevant period. Maximum CDSC is 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

Investments in debt securities typically decrease in value when interest rates rise. The risk is usually greater for longer-term debt securities.

[2]	An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more.

[3]	Performance for Class C shares is not presented. Performance of this class is lower due to higher expenses.
30      First American Funds Annual Report 2006

Nebraska Tax Free fund continued
Expense Example
As a shareholder of the Nebraska Tax Free Fund (the “fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006, to June 30, 2006.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (1/01/06 to
	Value (1/01/06)	Value (6/30/06)	6/30/06)
Class A Actual[2]	$1,000.00	$998.70	$3.72

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76

Class C Actual[2]	$1,000.00	$997.70	$5.70

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76

Class Y Actual[2]	$1,000.00	$999.90	$2.48

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 1.15%, and 0.50% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended June 30, 2006 of -0.13%, -0.23%, and -0.01% for Class A, Class C, and Class Y, respectively.
First American Funds Annual Report 2006       31

Ohio Tax Free fund
Investment Objective: maximum current income that is exempt from both federal income tax and Ohio state income tax to the extent consistent with prudent investment risk
How did the fund perform for the nine-month fiscal period ended June 30, 2006?
The First American Ohio Tax Free Fund (the “fund”), Class Y shares, returned 0.49% for the fiscal period ended June 30, 2006 (Class A shares returned 0.40%, without taking the sales charge into account, for the same period). By comparison, the fund’s benchmark, the Lehman Municipal Bond Index*, returned 1.01%. Performance for the fund’s peer group, the Lipper Ohio Municipal Debt Funds Category Average, was 0.34%.
What were the general municipal market conditions during the fiscal period?
Yields in the municipal market rose across the entire range of bond maturities during the fiscal period. The shape of the yield curve flattened significantly as short-term interest rates rose much more than long-term rates. The combination of rising rates and a flattening yield curve produced small positive total returns. Coupon income was sufficient to offset the corresponding decline in bond prices. Intermediate-maturity bonds were the poorest performers in this environment, while bonds with very short or very long maturities generally produced the best returns.
Lower-quality, high-yield securities had another good period. The additional yield spread required over high-grade bonds for such securities generally narrowed over the course of the period, as demand from high-yield investors continued to outpace supply.
How did market conditions and investment strategies affect the fund’s performance?
Bonds with maturities longer that 15 years performed better than those with shorter maturities due to a flattening of the yield curve (short-term interest rates rising faster than long-term interest rates). The fund also benefited by continuing to increase its position in lower-quality, high-yield securities. As demand for these securities continued to outpace supply, they enjoyed strong performance.
The fund had an overweight in high-quality, intermediate-maturity bonds, which generally showed the weakest performance during this period due to the flattening of the municipal yield curve. Despite a shorter duration, the greater rise in intermediate-term interest rates caused intermediate-maturity bonds to underperform longer-maturity bonds.
What strategic moves were made by the fund and why?
Because of the still positive, though flattening, slope of the yield curve and our moderate interest-rate outlook, the duration of the fund was moderately longer its Lehman benchmark for the period. As opportunities arose, lower-quality, higher-yielding securities were added to the portfolio. Most of these purchases were in issues with maturities of 20 years or longer, which benefited the most from the flattening yield curve and a general narrowing in yield spreads vs. higher-quality municipal bonds.

*	Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.
Portfolio Allocation as of June 30, 20061  (% of net assets)

Revenue Bonds[3]	53.4%
General Obligations[3]	42.3
Certificate of Participation[3]	3.2
Short-Term Investments	1.4
Other Assets and Liabilities, Net	(0.3)

100.0%
Credit Quality Distribution as of June 30, 20062  (% of market value)

AAA	40.4%
AA	34.6
A	18.8
BBB	5.2
Non-Rated	1.0

100.0%

[1]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

[2]	Individual security ratings are based on information from Moody’s Investors Service, Standard & Poor’s, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.

[3]	These sectors may include bonds that are pre-refunded or escrowed to maturity issues; see the fund’s Notes to Schedule of Investments. As of June 30, 2006, 6.2% of the fund’s net assets were pre-refunded and escrowed to maturity issues.
32      First American Funds Annual Report 2006

Ohio Tax Free fund continued
Annual Performance1  as of June 30, 2006

	Nine-		Since Inception
	Month
	Period*	1 year	4/30/2002
Average annual return with sales charge (POP)
Class A	(3.85)%	(4.43)%	3.25%

Class C	(1.06)%	(1.62)%	3.64%

Average annual return without sales charge (NAV)
Class A	0.40%	(0.18)%	4.32%

Class C	(0.08)%	(0.66)%	3.64%

Class Y	0.49%	(0.02)%	4.57%

Lehman Municipal Bond Index[2]	1.01%	4.81%

Value of $10,000 Investment1, 3  as of June 30, 2006

Ohio Tax Free Fund, Class A (NAV)	$11,927

Ohio Tax Free Fund, Class A (POP)	$11,424

Ohio Tax Free Fund, Class Y	$12,048

Lehman Municipal Bond Index[2]	$12,164

Class A

Class Y

The chart above illustrates the total value of an assumed $10,000 investment in the fund’s Class A and Class Y Shares (from 4/30/2002 to 6/30/2006) as compared to the Lehman Municipal Bond Index2.

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

*	Total returns have not been annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Investment performance reflects fee waivers that are or were in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Direct investment in the index is not available.

A portion of the fund’s income may be subject to state and/or federal income tax, including the alternative minimum tax. Capital gains distributions, if any, will be subject to tax.

Total returns at net asset value (“NAV”) reflect performance over the time period indicated without including the fund’s maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price (“POP”) reflect performance over the time period indicated including maximum sales charges of 4.25% for Class A shares and the maximum contingent deferred sales charge (“CDSC”) for Class C shares for the relevant period. Maximum CDSC is 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

Investments in debt securities typically decrease in value when interest rates rise. The risk is usually greater for longer-term debt securities.

[2]	An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more.

[3]	Performance for Class C shares is not presented. Performance of this class is lower due to higher expenses.
First American Funds Annual Report 2006       33

Ohio Tax Free fund continued
Expense Example
As a shareholder of the Ohio Tax Free Fund (the “fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006, to June 30, 2006.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (1/01/06 to
	Value (1/01/06)	Value (6/30/06)	6/30/06)
Class A Actual[2]	$1,000.00	$997.10	$3.71

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76

Class C Actual[2]	$1,000.00	$994.20	$5.69

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76

Class Y Actual[2]	$1,000.00	$997.40	$2.48

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 1.15%, and 0.50% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended June 30, 2006 of -0.29%, -0.58%, and -0.26% for Class A, Class C, and Class Y, respectively.
34      First American Funds Annual Report 2006

Oregon Intermediate Tax Free fund
Investment Objective: current income that is exempt from both federal income tax and Oregon state income tax to the extent consistent with preservation of capital
How did the fund perform for the nine-month fiscal period ended June 30, 2006?
The First American Oregon Intermediate Tax Free Fund (the “fund”), Class Y shares, returned 0.28% for the fiscal period ended June 30, 2006 (Class A shares returned 0.16%, without taking the sales charge into account, for the same period). By comparison, the fund’s benchmark, the Lehman 7-Year Municipal Bond Index*, returned 0.56%. Performance for the fund’s peer group, the Lipper Other States Intermediate Municipal Debt Funds Category Average, was 0.12%.
What were the general municipal market conditions during the fiscal period?
Yields in the municipal market rose across the entire range of bond maturities during the fiscal period. The shape of the yield curve flattened significantly as short-term interest rates rose much more than long-term rates. The combination of rising rates and a flattening yield curve produced small positive total returns. Coupon income was sufficient to offset the corresponding decline in bond prices. Intermediate-maturity bonds were the poorest performers in this environment, while bonds with very short or very long maturities generally produced the best returns.
Lower-quality, high-yield securities had another good period. The additional yield spread required over high-grade bonds for such securities generally narrowed over the course of the period, as demand from high-yield investors continued to outpace supply.
How did market conditions and investment strategies affect the fund’s performance?
With its holdings arrayed fairly evenly across the range of maturities, the fund benefited from the purchases of securities with maturities longer than 15 years, whose performance was strengthened by the flattening municipal yield curve. In addition, the fund benefited from the initial price appreciation of securities that were refunded by issuers looking to reduce their interest costs. (Refunding, made attractive by the flattening yield curve, is the refinancing of older, higher-coupon bonds by issuing new, lower-coupon bonds.)
Higher-quality, intermediate-maturity bonds generally posted the weakest performance this fiscal period due to the flattening of the municipal yield curve. Despite a shorter duration, the greater rise in intermediate-term interest rates caused intermediate-maturity bonds to underperform longer-maturity bonds.
What strategic moves were made by the fund and why?
The duration of the fund was fairly neutral relative to its Lehman benchmark most of the period. In view of the flattening yield curve, the securities we purchased during this period had somewhat longer maturities than those normally purchased for an intermediate fund, which helped the fund’s performance. While Oregon has very few issuers that would be considered high-yield, and therefore few opportunities to purchase such issues, we were able to add some of these names during the period and as a result the fund benefited from the higher income.

*	Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.
Portfolio Allocation as of June 30, 20061  (% of net assets)

General Obligations[3]	58.1%
Revenue Bonds[3]	34.6
Certificates of Participation[3]	6.2
Short-Term Investment	0.3
Other Assets and Liabilities, Net	0.8

100.0%
Credit Quality Distribution as of June 30, 20062  (% of market value)

AAA	55.1%
AA	32.9
A	4.1
BBB	4.9
Non-Rated	3.0

100.0%

[1]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

[2]	Individual security ratings are based on information from Moody’s Investors Service, Standard & Poor’s, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.

[3]	These sectors may include bonds that are pre-refunded or escrowed to maturity issues; see the fund’s Notes to Schedule of Investments. As of June 30, 2006, 20.6% of the fund’s net assets were pre-refunded and escrowed to maturity issues.
First American Funds Annual Report 2006       35

Oregon Intermediate Tax Free fund continued
Annual Performance1  as of June 30, 2006

	Nine-				Since Inception
	Month
	Period*	1 year	5 years	10 years	2/1/1999
Average annual return with sales charge (POP)
Class A	(2.07)%	(2.63)%	3.17%	—	3.29%

Average annual return without sales charge (NAV)
Class A	0.16%	(0.34)%	3.63%	—	3.62%

Class Y	0.28%	(0.19)%	3.76%	4.44%	—

Lehman 7-Year Municipal Bond Index[2]	0.56%	0.15%	4.45%	5.26%	4.43%

Value of $10,000 Investment1  as of June 30, 2006

	Class A	Class Y
Oregon Intermediate Tax Free Fund, Class A (NAV)	$13,012

Oregon Intermediate Tax Free Fund, Class A (POP)	$12,714

Oregon Intermediate Tax Free Fund, Class Y		$15,231

Lehman 7-Year Municipal Bond Index[2]	$13,791	$16,395

Class A

Class Y

The chart above illustrates the total value of an assumed $10,000 investment in the fund’s Class A shares (from 2/1/1999 to 6/30/2006) and Class Y shares (from 9/30/1996 to 6/30/2006) as compared to the Lehman 7-Year Municipal Bond Index2.

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

*	Total returns have not been annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Investment performance reflects fee waivers that are or were in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Direct investment in the index is not available.

A portion of the fund’s income may be subject to state and/or federal income tax, including the alternative minimum tax. Capital gains distributions, if any, will be subject to tax.

Total returns at net asset value (“NAV”) reflect performance over the time period indicated without including the fund’s maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price (“POP”) reflect performance over the time period indicated including maximum sales charges of 2.25% for Class A. Total returns assume reinvestment of all distributions at NAV.

Investments in debt securities typically decrease in value when interest rates rise. The risk is usually greater for longer-term debt securities.

Performance prior to August 8, 1997, is that of Oregon Municipal Bond Trust Fund, a predecessor common trust fund. On August 8, 1997, substantially all of the assets of Oregon Municipal Bond Trust Fund were transferred into Oregon Intermediate Tax Free Fund. The objectives, policies, and guidelines of the two funds were, in all material respects, identical. Oregon Municipal Bond Trust Fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that might have adversely affected performance.

[2]	An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities between six and eight years.
36      First American Funds Annual Report 2006

Oregon Intermediate Tax Free fund continued
Expense Example
As a shareholder of the Oregon Intermediate Tax Free Fund (the “fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006, to June 30, 2006.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (1/01/06 to
	Value (1/01/06)	Value (6/30/06)	6/30/06)
Class A Actual[2]	$1,000.00	$997.20	$4.21

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26

Class Y Actual[2]	$1,000.00	$996.90	$3.47

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.85% and 0.70% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended June 30, 2006 of -0.28% and -0.31% for Class A and Class Y, respectively.
First American Funds Annual Report 2006       37

Short Tax Free fund
Investment Objective: to provide investors with current income that is exempt from federal income tax, to the extent consistent with the preservation of capital
How did the fund perform for the nine-month fiscal period ended June 30, 2006?
The First American Short Tax Free Fund (the “fund”), Class Y shares, returned 1.13% for the fiscal period ended June 30, 2006 (Class A shares returned 1.02%, without taking the sales charge into account, for the same period). By comparison, the fund’s benchmark, the Lehman 3-Year Municipal Bond Index*, returned 0.74%. Performance for the fund’s peer group, the Lipper Short Municipal Debt Funds Category Average, was 1.54%.
What were the general municipal market conditions during the fiscal period?
Yields in the municipal market rose across the entire range of bond maturities during the fiscal period. The shape of the yield curve flattened significantly as short-term interest rates rose much more than long-term rates. The combination of rising rates and a flattening yield curve produced small positive total returns. Coupon income was sufficient to offset the corresponding decline in bond prices. Intermediate-maturity bonds were the poorest performers in this environment, while bonds with very short or very long maturities generally produced the best returns.
Lower-quality, high-yield securities had another good period. The additional yield spread required over high-grade bonds for such securities generally narrowed over the course of the period, as demand from high-yield investors continued to outpace supply.
How did market conditions and investment strategies affect the fund’s performance?
Maintaining the duration in a range of 60% to 70% of its benchmark for the fiscal period caused the fund to significantly outperform the benchmark. The fund held anywhere from 20% to 30% of its assets in variable-rate-demand securities, which increased the income of the portfolio over the fiscal period as the Fed continued its tightening mode. (Variable-rate-demand obligations are short-term securities that are priced at par (i.e., their nominal value) and reset daily/weekly/monthly to reflect current interest-rate levels.) Another source of added value was the fund’s overweight in the hospital/healthcare sector, which significantly outperformed most other revenue sectors and all general obligation sectors.
The fund generally held securities with maturities out to five years, with a higher representation in bonds with one- and two-year maturities. The fund’s exposure to higher-quality, three- to five-year maturity bonds, which proved to be weaker performers this fiscal period, had a negative effect on performance, as did the fund’s limited exposure to nonrated and noninvestment-grade bonds. The fund’s investment in prerefunded bonds also had a negative impact.
What strategic moves were made by the fund and why?
To reduce risk as interest rates rose, the duration of the fund was significantly shorter than its benchmark for the fiscal period. The fund continued its overweight in variable-rate-demand securities to capture the increase in short-term rates and to maintain liquidity at a time when the fund was challenged by significant outflows. We started selectively adding higher-yielding non-rated and non-investment-grade securities to the fund when available.

*	Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.
Portfolio Allocation as of June 30, 20061  (% of net assets)

Revenue Bonds[3]	81.8%
General Obligations[3]	18.1
Short-Term Investment	1.0
Other Assets and Liabilities, Net	(0.9)

100.0%
Credit Quality Distribution as of June 30, 20062  (% of market value)

AAA	38.4%
AA	20.2
A	21.5
BBB	15.3
BB	0.3
Non-Rated	4.3

100.0%

[1]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

[2]	Individual security ratings are based on information from Moody’s Investors Service, Standard & Poor’s, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.

[3]	These sectors may include bonds that are pre-refunded or escrowed to maturity issues; see the fund’s Notes to Schedule of Investments. As of June 30, 2006, 7.6% of the fund’s net assets were pre-refunded and escrowed to maturity issues.
38      First American Funds Annual Report 2006

Short Tax Free fund continued
Annual Performance1  as of June 30, 2006

	Nine-		Since Inception
	Month
	Period*	1 year	10/25/2002
Average annual return with sales charge (POP)
Class A	(1.30)%	(1.15)%	1.30%

Average annual return without sales charge (NAV)
Class A	1.02%	1.16%	1.93%

Class Y	1.13%	1.32%	2.07%

Lehman 3-Year Municipal Bond Index[2]	0.74%	0.89%	4.50%

Value of $10,000 Investment1  as of June 30, 2006

Short Tax Free Fund, Class A (NAV)	$10,728

Short Tax Free Fund, Class A (POP)	$10,486

Short Tax Free Fund, Class Y	$10,784

Lehman 3-Year Municipal Bond Index[2]	$10,841

Class A

Class Y

The chart above illustrates the total value of an assumed $10,000 investment in the fund’s Class A and Class Y shares (from 10/25/2002 to 6/30/2006) as compared to the Lehman 3-Year Municipal Bond Index2.

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

*	Total returns have not been annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Investment performance reflects fee waivers that are or were in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Direct investment in the index is not available.

Income from the fund may be subject to state and local taxes. A portion of the fund’s income may be subject to federal income tax, including the alternative minimum tax. Capital gains distributions, if any, will be subject to tax.

Total returns at net asset value (“NAV”) reflect performance over the time period indicated without including the fund’s maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price (“POP”) reflect performance over the time period indicated including maximum sales charges of 2.25% for Class A shares. Total returns assume reinvestment of all distributions at NAV.

Investments in debt securities typically decrease in value when interest rates rise. The risk is usually greater for longer-term debt securities.

[2]	An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities between two and four years.
First American Funds Annual Report 2006       39

Short Tax Free fund continued
Expense Example
As a shareholder of the Short Tax Free Fund (the “fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006, to June 30, 2006.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (1/01/06 to
	Value (1/01/06)	Value (6/30/06)	6/30/06)
Class A Actual[2]	$1,000.00	$1,007.70	$3.73

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76

Class Y Actual[2]	$1,000.00	$1,008.50	$2.99

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75% and 0.60% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended June 30, 2006 of 0.77% and 0.85% for Class A and Class Y, respectively.
40      First American Funds Annual Report 2006

Tax Free fund
Investment Objective: maximum current income that is exempt from federal income tax to the extent consistent with the prudent investment risk
How did the fund perform for the nine-month fiscal period ended June 30, 2006?
The First American Tax Free Fund (the “fund”), Class Y shares, returned 1.57% for the fiscal period ended June 30, 2006 (Class A shares returned 1.37%, without taking the sales charge into account, for the same period). By comparison, the fund’s benchmark, the Lehman Municipal Bond Index*, returned 1.01%. Performance for the fund’s peer group, the Lipper General Municipal Debt Funds Objective Average, was 0.86%.
What were the general municipal market conditions during the fiscal period?
Yields in the municipal market rose across the entire range of bond maturities during the fiscal period. The shape of the yield curve flattened significantly as short-term interest rates rose much more than long-term rates. The combination of rising rates and a flattening yield curve produced small positive total returns. Coupon income was sufficient to offset the corresponding decline in bond prices. Intermediate-maturity bonds were the poorest performers in this environment, while bonds with very short or very long maturities generally produced the best returns.
Lower-quality, high-yield securities had another good period. The additional yield spread required over high-grade bonds for such securities generally narrowed over the course of the period, as demand from high-yield investors continued to outpace supply.
How did market conditions and investment strategies affect the fund’s performance?
The fund’s holdings were generally arrayed fairly evenly across the range of maturities, but with some overweighting in the 22-year and longer range. This overweight helped performance, as the yield curve flattened over the period and, as a result, longer-maturity bonds outperformed shorter maturities. In terms of quality, the fund was overweighted in A-rated, BBB-rated, and non-rated issues. Continued strong demand for the additional yield provided by these securities caused them to outperform higher-quality bonds. In addition, an overweight in the healthcare and education sectors added value, since many positions in these sectors are considered high-yield, thereby benefiting from strong demand. Overweighting in Texas, Illinois, Minnesota, Washington, and Wisconsin also added value as these states outperformed the national index. Indiana, which underperformed the national index, was underweighted in the fund.
Long-term zero coupon bonds in the portfolio underperformed during this fiscal period because of rising interest rates and a lack of demand. These issues are among the most price-volatile in the portfolio due to their relatively greater duration, or interest rate risk; hence their prices, compared with coupon-bearing bonds, tend to fall faster when interest rates rise and rise faster when interest rates fall. As the yield curve flattened, the fund’s positions in four- to eight-year maturities underperformed longer-term maturities. Positions in general obligation bonds, which tend to be higher-quality issues, generally underperformed lower-quality issues during the period. The fund’s positions in electric and sewer utility bonds detracted from performance as our holdings in these sectors tended to be higher-quality, which generally underperformed lower-quality issues over the period. The fund’s underweight in California and Florida also hurt performance, as these states outperformed the benchmark.
What strategic moves were made by the fund and why?
The fund’s duration was shortened to less than the benchmark during the spring, reducing risk as interest rates rose. It was extended to near the benchmark toward the end of the period as interest rates moved to their highs for the period to date. Our AAA-rated positions were reduced and higher-yielding A-rated and non-rated positions were increased. Additionally, select BBB-rated issues were sold at relatively higher prices than purchase levels.

*	Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.
Portfolio Allocation as of June 30, 20061  (% of net assets)

Revenue Bonds[3]	73.9%
General Obligations[3]	23.7
Certificates of Participation[3]	0.8
Short-Term Investment	1.3
Other Assets and Liabilities, Net	0.3

100.0%
Credit Quality Distribution as of June 30, 20062  (% of market value)

AAA	33.3%
AA	10.8
A	21.0
BBB	18.7
BB	1.0
Non-Rated	15.2

100.0%

[1]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

[2]	Individual security ratings are based on information from Moody’s Investors Service, Standard & Poor’s, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.

[3]	These sectors may include bonds that are pre-refunded or escrowed to maturity issues; see the fund’s Notes to Schedule of Investments. As of June 30, 2006, 21.9% of the fund’s net assets were pre-refunded and escrowed to maturity issues.
First American Funds Annual Report 2006       41

Tax Free fund continued
Annual Performance1  as of June 30, 2006

	Nine-			Since Inception
	Month
	Period*	1 year	5 years	11/14/1996	9/24/2001
Average annual return with sales charge (POP)
Class A	(2.92)%	(2.91)%	4.17%	4.85%	—

Class C	0.08%	0.04%	—	—	4.43%

Average annual return without sales charge (NAV)
Class A	1.37%	1.43%	5.08%	5.32%	—

Class C	1.06%	1.01%	—	—	4.43%

Class Y	1.57%	1.69%	5.36%	5.55%	—

Lehman Municipal Bond Index[2]	1.01%	0.89%	5.05%	5.65%	4.73%

Value of $10,000 Investment1, 3  as of June 30, 2006

Tax Free Fund, Class A (NAV)	$16,354

Tax Free Fund, Class A (POP)	$15,662

Tax Free Fund, Class Y	$16,695

Lehman Municipal Bond Index[2]	$16,667

Class A

Class Y

The chart above illustrates the total value of an assumed $10,000 investment in the fund’s Class A and Class Y shares (from 11/30/1996 to 6/30/2006) as compared to the Lehman Municipal Bond Index2.

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

*	Total returns have not been annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Investment performance reflects fee waivers that are or were in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Direct investment in the index is not available.

Income from the fund may be subject to state and local taxes. A portion of the fund’s income may be subject to federal income tax, including the alternative minimum tax. Capital gains distributions, if any, will be subject to tax.

Total returns at net asset value (“NAV”) reflect performance over the time period indicated without including the fund’s maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price (“POP”) reflect performance over the time period indicated including maximum sales charges of 4.25% for Class A shares and the maximum contingent deferred sales charge (“CDSC”) for Class C shares for the relevant period. Maximum CDSC is 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

Investments in debt securities typically decrease in value when interest rates rise. The risk is usually greater for longer-term debt securities.

On September 24, 2001, the First American Tax Free Fund merged with the Firstar National Municipal Bond Fund. Performance history prior to September 24, 2001, represents that of the Firstar National Municipal Bond Fund.

[2]	An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more.

[3]	Performance for Class C shares is not presented. Performance of this class is lower due to higher expenses.
42      First American Funds Annual Report 2006

Tax Free fund continued
Expense Example
As a shareholder of the Tax Free Fund (the “fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006, to June 30, 2006.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (1/01/06 to
	Value (1/01/06)	Value (6/30/06)	6/30/06)
Class A Actual[2]	$1,000.00	$1,003.90	$4.72

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	$4.76

Class C Actual[2]	$1,000.00	$1,001.90	$6.70

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$6.76

Class Y Actual[2]	$1,000.00	$1,005.10	$3.48

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.95%, 1.35%, and 0.70% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended June 30, 2006 of 0.39%, 0.19%, and 0.51% for Class A, Class C, and Class Y, respectively.
First American Funds Annual Report 2006       43

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Directors
First American Investment Funds, Inc.
We have audited the accompanying statements of assets and liabilities, including the schedules of investments of the Arizona Tax Free, California Intermediate Tax Free, California Tax Free, Colorado Intermediate Tax Free, Colorado Tax Free, Intermediate Tax Free, Minnesota Intermediate Tax Free, Minnesota Tax Free, Missouri Tax Free, Nebraska Tax Free, Ohio Tax Free, Oregon Intermediate Tax Free, Short Tax Free, and Tax Free Funds (series of First American Investment Funds, Inc.) (the “funds”) as of June 30, 2006, the related statements of operations, changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designating audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included verification by examination of securities held by the custodian as of June 30, 2006 and confirmation of the securities held, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of the funds listed above of First American Investment Funds, Inc. at June 30, 2006, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Minneapolis, Minnesota
August 11, 2006
44      First American Funds Annual Report 2006

Schedule of  Investments June 30, 2006, all dollars are rounded to thousands (000)

Arizona Tax Free Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 97.7%
Revenue Bonds – 76.4%
Continuing Care Retirement Communities – 7.0%
Arizona Health Facilities Authority, The Terraces Project, Series A, Callable 11/15/2013 @ 101
7.500%, 11/15/2023	$200	$223
Maricopa County Industrial Development Authority, Senior Living Health Care Revenue, Immanuel Care, Series A, Callable 02/20/2016 @ 100 (GNMA)
4.850%, 08/20/2026	750	740
North Carolina Community Health Care Facilities, Presbyterian Homes, Callable 10/01/2016 @ 100
5.400%, 10/01/2027 (a)	270	267
South Dakota Health & Educational Facilities Authority, Westhills Village Retirement Community, Callable 09/01/2014 @ 100
5.000%, 09/01/2025 (a)	400	398
Tempe Industrial Development Authority, Friendship Village Project, Series A
5.375%, 12/01/2013	200	198

		1,826

Education – 7.2%
Gilbert Industrial Development Authority, Southwest Student Services, Pre-refunded 02/01/2009 @ 102
5.850%, 02/01/2019 (b)	1,000	1,063
Glendale Industrial Development Authority, Midwestern University
5.250%, 05/15/2014	140	146
Glendale Industrial Development Authority, Midwestern University, Series A, Callable 05/15/2011 @ 101
5.750%, 05/15/2021	250	264
Pima County, Industrial Development Authority, Education Revenue, Paradise Education Center Project, Callable 06/01/2016 @ 100
5.875%, 06/01/2022	250	248
University of Arizona Board of Regents, Series A, Pre-refunded 12/01/2009 @ 100 (FGIC)
5.800%, 06/01/2024 (b)	150	159

		1,880

Healthcare – 20.5%
Arizona Health Facilities Authority, Blood Systems Inc., Callable 04/01/2014 @ 100
4.750%, 04/01/2025	300	287
Arizona Health Facilities Authority, John C. Lincoln Health Network, Callable 12/01/2012 @ 101
5.750%, 12/01/2032	150	155
Glendale Industrial Development Authority, Callable 12/01/2015 @ 100
4.625%, 12/01/2027	200	184
Halifax Medical Center, Hospital Revenue, Series A, Callable 06/01/2016 @ 100
5.000%, 06/01/2038	375	363
Indiana Health & Educational Facility Financing Authority, Schneck Memorial Hospital Project, Series A, Callable 02/15/2016 @ 100
5.250%, 02/15/2030	400	409
Johnson City, Tennessee Health & Elderly Facilities Authority, Callable 07/01/2012 @ 103
7.500%, 07/01/2025	100	115
Maricopa County Hospital, Sun Health Corporation, Callable 04/01/2015 @ 100
5.000%, 04/01/2025	200	198
Maricopa County Industrial Development Authority, Catholic Healthcare West, Series A, Callable 07/01/2014 @ 100
5.375%, 07/01/2023	500	512
Maricopa County Industrial Development Authority, Mayo Clinic, Callable 05/15/2016 @ 100
5.000%, 11/15/2031	500	508
Scottsdale Industrial Development Authority, Scottsdale Healthcare, Pre-refunded 12/01/2011 @ 101
5.700%, 12/01/2021 (b)	1,000	1,087
University Medical Center Corporation, Hospital Revenue, Callable 07/01/2014 @ 100
5.000%, 07/01/2024	500	495
University Medical Center Corporation, Hospital Revenue, Callable 07/01/2015 @ 100
5.000%, 07/01/2016	250	254
Yavapai Industrial Development Authority, Yavapai Regional Medical Center, Series A, Callable 08/01/2013 @ 100 (RAAI)
5.250%, 08/01/2021	375	387
6.000%, 08/01/2033	100	105
Yuma Industrial Development Authority, Yuma Regional Medical Center, Callable 08/01/2007 @ 102, Escrowed to Maturity (MBIA)
5.500%, 08/01/2017 (c)	250	259

		5,318

Housing – 3.9%
Douglas Community Housing Corporation, Rancho La Perilla, Series A, Callable 01/20/2010 @ 102 (GNMA)
5.900%, 07/20/2020	500	521
6.000%, 07/20/2025	475	492
Phoenix Industrial Development Authority, The Phoenix Authority, Series 1A, Callable 06/01/2010 @ 102 (FHLMC) (FNMA) (GNMA)
5.875%, 06/01/2016	5	5

		1,018

Lease Revenue – 3.2%
Nogales Municipal Development Authority, Callable 06/01/2016 @ 100 (MBIA) (MLO)
4.500%, 06/01/2031	250	239
Peoria Municipal Development Authority (MLO)
5.000%, 07/01/2015	310	327
Pinal County Industrial Development Authority Correctional Facilities Contract, Florence West Prison Project, Series A (ACA) (MLO)
5.000%, 10/01/2016	250	255

		821

Miscellaneous – 5.2%
Aleutians East Burough Project, Aleutian Pribilof Islands, Callable 06/01/2016 @ 100 (ACA)
5.500%, 06/01/2036	250	256
First American Funds Annual Report 2006       45

Schedule of  Investments continued

Arizona Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Arizona Student Loan Acquisition Authority, Series A, Callable 11/01/2009 @ 102 (AMT)
5.900%, 05/01/2024	$100	$105
Greater Arizona Infrastructure Development Authority, Series A, Callable 08/01/2008 @ 102 (MBIA)
5.625%, 08/01/2020	200	210
Greater Arizona Infrastructure Development Authority, Series B, Callable 08/01/2014 @ 100
5.250%, 08/01/2026	750	773

		1,344

Tax Revenue – 11.8%
Greater Arizona Development Authority Infrastructure Revenue, Pinal County Road Project, Series 1, Callable 08/01/2016 @ 100 (MBIA)
4.500%, 08/01/2025	750	726
Ohio County, Special District Excise Tax Revenue, Fort Henry Economic Development, Series B, Callable 03/01/2016 @ 100
5.625%, 03/01/2036	135	135
Phoenix Civic Improvements, Excise Tax Revenue, Callable 07/01/2009 @ 101
5.750%, 07/01/2016	300	317
Scottsdale Municipal Property Corporation, Excise Tax Revenue, Convertible CABs, Series C, Callable 07/01/2017 @ 100 (AMBAC)
0.000% through 06/30/2013,
thereafter 4.550%, 07/01/2021	500	342
Scottsdale Municipal Property Corporation, Excise Tax Revenue, Series A, Callable 07/14/2014 @ 100
4.500%, 07/01/2025	100	97
Scottsdale Preservation Authority, Excise Tax Revenue (FGIC)
5.000%, 07/01/2011	500	524
Tempe, Excise Tax Revenue, Series A, Callable 07/01/2009 @ 100
5.625%, 07/01/2020	300	314
Vanderburgh County, Industrial Redevelopment Commission, Tax Increment, Callable 08/01/2016 @ 100
5.000%, 02/01/2026	270	271
Yuma Improvement District #68, Callable 01/01/2017 @ 101
4.700%, 01/01/2021	365	355

		3,081

Transportation – 6.7%
Arizona State Transportation Highway Board, Series A
5.000%, 07/01/2009	400	412
Phoenix Civic Improvements, Series B, Callable 07/01/2012 @ 100 (AMT) (FGIC)
5.250%, 07/01/2021	250	257
5.250%, 07/01/2027	750	766
Tucson Street & Highway Improvements, Series 1994-E, Pre-refunded 07/01/2010 @ 100 (FGIC)
5.000%, 07/01/2018 (b)	300	312

		1,747

Utilities – 10.9%
Chandler Water & Sewer Improvements, Pre-refunded 07/01/2010 @ 101 (FSA)
5.800%, 07/01/2017 (b)	250	269
Cottonwood Water Revenue, Callable 07/01/2016 @ 100 (XLCA)
5.000%, 07/01/2017	250	262
Gilbert Water Municipal Property Wastewater System & Utility, Callable 04/01/2008 @ 100
5.000%, 04/01/2017	375	375
Glendale Water & Sewer Revenue, Callable 01/01/2016 @ 100 (FGIC)
5.000%, 07/01/2019	1,000	1,045
Tucson Water, Series 1994-A (MBIA)
6.250%, 07/01/2016	170	196
Yavapai Industrial Development Authority, Waste Management Incorporated Project, Series A-1, Callable 03/01/2016 @ 101 (AMT)
3.650%, 03/01/2028 (d)	400	385
Yavapai Industrial Development Authority, Waste Management Incorporated Project, Series A-2, Mandatory Put 03/01/2008 @ 100 (AMT)
4.450%, 03/01/2028	300	300

		2,832

Total Revenue Bonds		19,867

General Obligations – 16.0%
California State, Callable 02/01/2014 @ 100
4.750%, 02/01/2024	100	100
Centerra Community Facilities Distributors, Callable 07/15/2015 @ 100
5.500%, 07/15/2029	200	197
Chandler Public & Recreational Improvements, Callable 07/01/2010 @ 101
5.800%, 07/01/2018	250	268
Greenlee County School District #18, Morenci
5.000%, 07/01/2012	165	168
Maricopa County School District #3, Tempe Elementary School Improvement Project, Series A, Callable 07/01/2016 @ 100 (MBIA)
4.750%, 07/01/2024	400	403
Peoria, Callable 04/01/2009 @ 100 (FGIC)
5.400%, 04/01/2015	100	103
5.000%, 04/01/2018	575	588
5.000%, 04/01/2019	125	128
Phoenix, Callable 07/01/2007 @ 102
5.250%, 07/01/2020	250	258
Phoenix, Callable 07/01/2010 @ 100
5.250%, 07/01/2019	350	365
5.375%, 07/01/2025	750	780
Puerto Rico Commonwealth, Government Development, Series B
5.000%, 12/01/2014	250	257
Scottsdale, Pre-refunded 07/01/2009 @ 100
5.500%, 07/01/2022 (b)	250	261
Tucson
5.500%, 07/01/2018	250	274

Total General Obligations		4,150

Certificates of Participation – 5.3%
Arizona Board of Regents, Northern Arizona University Projects, Callable 09/01/2016 @ 100 (AMBAC)
4.500%, 09/01/2030	500	480
The accompanying notes are an integral part of the financial statements.
46      First American Funds Annual Report 2006

Arizona Tax Free Fund (continued)
DESCRIPTION	PAR/SHARES	VALUE

Northern Arizona University, Research Projects, Callable 09/01/2015 @ 100 (AMBAC) (MLO)
5.000%, 09/01/2023	$140	$144
Pinal County (MLO)
5.000%, 12/01/2014	400	414
Tucson, Callable 07/01/2008 @ 100 (MBIA) (MLO)
5.500%, 07/01/2015	200	206
University of Arizona Parking & Student Housing Authority, Pre-refunded 06/01/2009 @ 100 (AMBAC) (MLO)
5.750%, 06/01/2019 (b)	140	147

Total Certificates of Participation		1,391

Total Municipal Bonds (Cost $24,784)		25,408

Short-Term Investments – 1.4%
Money Market Funds – 1.3%
Federated Arizona Municipal Money Market Fund	349,392	349
First American Tax Free Obligations Fund, Class Z (e)	6,794	7

		356

U.S. Treasury Obligation – 0.1%
U.S. Treasury Bill
4.612%, 07/20/2006 (f)	$25	25

Total Short-Term Investments (Cost $381)		381

Total Investments – 99.1% (Cost $25,165)		25,789

Other Assets and Liabilities, Net – 0.9%		224

Total Net Assets – 100.0%		$26,013

(a)	Security purchased on a when-issued basis. On June 30, 2006, the total cost of investments purchased on a when-issued basis was $665 or 2.6% of total net assets. See note 2 in Notes to Financial Statements.

(b)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.

(c)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call and price indicated.

(d)	Variable Rate Security – The rate shown is the rate in effect as of June 30, 2006.

(e)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

(f)	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of June 30, 2006. See note 2 in Notes to Financial Statements.
ACA – American Capital Access
AMBAC – American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of June 30, 2006, the aggregate market value of securities subject to AMT was $1,047 which represents 4.0% of total net assets.

Convertible CABs –	Convertible Capital Appreciation Bonds initially pay no interest, but accrete in value from the date of issuance through the conversion date. At the conversion date, the bonds start to accrue and pay interest on a semiannual basis until final maturity.
FGIC – Financial Guaranty Insurance Corporation
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
FSA – Financial Security Assurance
GNMA – Government National Mortgage Association
MBIA – Municipal Bond Insurance Association
MLO – Municipal Lease Obligation
RAAI – Radian Asset Assurance Inc.
XLCA – XL Capital Assurance Inc.
Schedule of Open Futures Contracts

	Number of	Notional
	Contracts	Contract	Settlement	Unrealized
Description	Sold	Value	Month	Appreciation

U.S. Treasury 10 Year Note Futures	(10)	$(1,049)	September 2006	$10

First American Funds Annual Report 2006       47

Schedule of  Investments continued

California Intermediate Tax Free Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 96.0%
Revenue Bonds – 68.9%
Continuing Care Retirement Communities – 4.7%
Association of Bay Area Governments Financial Authority, Odd Fellows Home of California (CMI)
4.950%, 08/15/2007	$500	$506
California Health Facilities Financing Authority, Paradise Valley Estates (CMI)
4.125%, 01/01/2010	500	500
4.375%, 01/01/2012	540	543
California Statewide Communities Development Authority, Los Angeles Jewish Home (CMI)
5.000%, 11/15/2012	500	519
La Verne, Brethren Hillcrest Homes, Series B, Callable 02/15/2013 @ 101 (ACA)
5.600%, 02/15/2033	500	517

		2,585

Education – 11.2%
Association of Bay Area Governments Financial Authority, Schools of the Sacred Heart, Series A
5.800%, 06/01/2008	200	206
California Educational Facilities Authority, Golden Gate University, Callable 10/01/2015 @ 100
5.000%, 10/01/2020	505	509
California Educational Facilities Authority, Lutheran University, Series C, Callable 10/01/2014 @ 100
4.750%, 10/01/2015	675	685
California Educational Facilities Authority, University of Redlands, Series A, Callable 10/01/2015 @ 100
5.000%, 10/01/2020	500	507
California Educational Facilities Authority, University of the Pacific
5.000%, 11/01/2015	300	314
California Educational Facilities Authority, Woodbury University
4.400%, 01/01/2015	450	441
California State Higher Educational Facilities Authority, Fresno Pacific University, Series A
5.650%, 03/01/2007	380	384
5.750%, 03/01/2008	400	409
California State Higher Educational Facilities Authority, Occidental College Project, Pre-refunded 10/01/2007 @ 102 (MBIA)
5.300%, 10/01/2010 (a)	500	519
California State Higher Educational Facilities Authority, University of La Verne & Western University of Health Sciences, Series B, Partially Escrowed to Maturity
6.000%, 06/01/2010 (b)	495	524
California State Higher Educational Facilities Authority, University of Redlands, Series A, Escrowed to Maturity
5.550%, 06/01/2009 (b)	225	235
California State Higher Educational Facilities Authority, University of Redlands, Series A, Pre-refunded 06/01/2010 @ 101
5.700%, 06/01/2011 (a)	250	269
5.750%, 06/01/2012 (a)	260	280
California Statewide Communities Development Authority, Cathedral High School Project, Callable until 03/31/2033 @ 100 (LOC: Allied Irish Bank PLC) (VRDO)
3.850%, 04/01/2033 (c)	500	500
California Statewide Communities Development Authority, Viewpoint Schools (ACA)
4.125%, 10/01/2014	405	390

		6,172

Healthcare – 15.3%
California Health Facilities Financing Authority, Casa Colina, Callable 04/01/2012 @ 100
5.500%, 04/01/2013	300	311
California Health Facilities Financing Authority, Catholic Healthcare West, Series I, Mandatory Put 07/01/2014 @ 100
4.950%, 07/01/2026	450	461
California Health Facilities Financing Authority, Marshall Medical Center, Series A, Callable 11/01/2014 @ 100 (CMI)
4.750%, 11/01/2019	1,200	1,196
California Health Facilities Financing Authority, Valleycare Medical Center, Series A, Callable 05/01/2012 @ 100 (CMI)
4.625%, 05/01/2013	300	304
4.800%, 05/01/2014	715	727
California State Health Facilities Authority, Casa de las Campanas, Series A, Callable 08/01/2008 @ 100 (CMI)
5.375%, 08/01/2009	250	256
California Statewide Communities Development Authority, Daughters of Charity Health, Series G
5.250%, 07/01/2013	500	522
California Statewide Communities Development Authority, Elder Care Alliance, Series A
7.250%, 11/15/2011	500	518
California Statewide Communities Development Authority, Kaiser Permanente, Series C, Mandatory Put 06/01/2012 @ 100
3.850%, 11/01/2029	1,000	971
California Statewide Communities Development Authority, Los Angeles Orthopedic Hospital Foundation, Callable 06/01/2007 @ 101 (AMBAC)
5.000%, 06/01/2012	150	153
Loma Linda University Medical Center, Hospital Revenue, Series A
5.000%, 12/01/2015	600	612
Marysville Hospital, Fremont Rideout Health Project, Series A, Callable 07/01/2008 @ 103 (AMBAC)
5.000%, 01/01/2010	500	516
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Hospital de la Concepcion, Series A
5.500%, 11/15/2009	650	672
Rancho Mirage Joint Powers Finance Authority, Eisenhower Medical Center, Series A, Callable 07/01/2007 @ 102 (MBIA)
5.125%, 07/01/2008	500	513
Turlock California Health Facilities Revenue, Emanuel Medical Center, Callable 10/15/2014 @ 100 (MLO)
5.000%, 10/15/2024	700	692

		8,424

The accompanying notes are an integral part of the financial statements.
48      First American Funds Annual Report 2006

California Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Housing – 3.8%
Association of Bay Area Governments Financial Authority, Archstone Redwood Housing Project, Series A
5.300%, 10/01/2008	$500	$509
Aztec Shops, California State Auxiliary Organization, San Diego State University, Callable 09/01/2010 @ 101
5.400%, 09/01/2011	1,035	1,085
California Rural Home Mortgage Finance Authority, Single Family Mortgage, Series D (AMT) (FNMA) (GNMA)
5.250%, 06/01/2010	15	15
California Statewide Communities Development Authority, Equity Residential, Series B, Mandatory Put 06/15/2009 @ 100
5.200%, 12/01/2029	500	512

		2,121

Lease Revenue – 6.5%
California State Public Works Board, California Community Colleges, Series A, Callable 12/01/2009 @ 101 (MLO)
4.875%, 12/01/2018	200	203
California State Public Works Board, Department of Health Services, Callable 11/01/2009 @ 101 (MBIA) (MLO)
5.200%, 11/01/2012	500	523
California State Public Works Board, Department of Mental Health, Callable 06/01/2014 @ 100 (MLO)
5.500%, 06/01/2016	540	584
Golden State Tobacco Securitization Corporation, California Tobacco Settlement, Convertible CABs, Series A (MLO)
0.000% through 05/31/2010,
thereafter 4.550%, 06/01/2022	250	202
Los Angeles Community Redevelopment Agency, Lease Revenue, Manchester Social Services Project, Callable 09/01/2015 @ 100 (AMBAC) (MLO)
5.000%, 09/01/2016	1,500	1,582
Los Angeles Municipal Improvement Corporation, Sanitation Equipment, Series A (FSA) (MLO)
6.000%, 02/01/2007	500	507

		3,601

Miscellaneous – 3.7%
Children’s Trust Fund, Puerto Rico Tobacco Settlement Issue, Escrowed to Maturity
5.000%, 07/01/2008 (b)	250	256
Golden West Schools Financing Authority, Series A (MBIA)
5.700%, 02/01/2013	720	790
5.750%, 02/01/2014	520	576
Golden West Schools Financing Authority, Series A, Zero Coupon Bond (MBIA)
5.000%, 02/01/2012 (d)	535	424

		2,046

Recreational Facility Authority – 1.0%
California State University Fresno Association, Auxiliary Organization Event Center, Pre-refunded 07/01/2012 @ 101
6.000%, 07/01/2022 (a)	500	556

Tax Revenue – 5.1%
Coachella Redevelopment Agency, Tax Allocation, Sub-Merged Project Areas, Series A (AMBAC)
4.150%, 09/01/2015	440	439
Long Beach Community Facilities District #5, Towne Center Special Tax, Callable 10/01/2006 @ 102
6.100%, 10/01/2012	165	169
Murrieta Community Facilities District #2, The Oaks Area, Callable 09/01/2014 @ 100
5.750%, 09/01/2020	250	262
Norco, Special Tax, Community Facilities District #97-1, Callable 10/01/2015 @ 100 (AGTY)
4.500%, 10/01/2016	260	263
Poway Unified School District, Special Tax, Community Facilities District #6-4, Callable 09/01/2006 @ 103
5.000%, 09/01/2023	400	397
San Bernardino Redevelopment Agency, Tax Allocation, San Sevaine Redevelopment Project, Series A, Callable 09/01/2015 @ 100 (RAAI)
5.000%, 09/01/2016	500	519
Southern California Logistics Airport Authority, Callable 06/01/2016 @ 100 (XLCA)
4.000%, 12/01/2016	265	257
4.250%, 12/01/2018	285	277
Stockton Public Financing Revenue, Assessment Districts, Senior Lien, Series A, Callable 09/02/2015 @ 100 (RAAI)
4.300%, 09/02/2018	215	206

		2,789

Transportation – 3.0%
Alameda Corridor Transportation Authority, Zero Coupon Bond (AMBAC)
4.650%, 10/01/2014 (d)	1,000	694
San Francisco City & County International Airports Commission, Second Series, Issue 25 (AMT) (FSA)
5.500%, 05/01/2008	500	513
San Francisco City & County International Airports Commission, SFO Fuel, Series A (AMT) (FSA)
5.250%, 01/01/2007	450	453

		1,660

Utilities – 14.6%
Banning Water Utility Authority, Enterprise Revenue, Referendum and Improvement Projects, Callable 11/01/2016 @ 100 (FGIC)
5.000%, 11/01/2020	1,025	1,068
California Municipal Financial Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Mandatory Put 09/01/2009 @ 100 (AMT)
4.100%, 09/01/2014	750	746
California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Series B, Callable 07/01/2015 @ 101 (AMT) (GTY)
5.000%, 07/01/2027	250	247
California State Department of Water, Reservoir Power Supply, Series C-5 (LOC: Dexia Credit Local) (VRDO)
3.920%, 05/01/2022 (c)	1,000	1,000
First American Funds Annual Report 2006       49

Schedule of  Investments continued

California Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

California Statewide Communities Development Authority, Pollution Control Revenue, Southern California Edison Company, Series A, Mandatory Put 04/01/2013 @ 100 (XLCA)
4.100%, 04/01/2028	$500	$499
California Statewide Communities Development Authority, Water Revenue, Series B, Callable 10/01/2016 @ 100 (FSA)
4.250%, 10/01/2017	635	628
Chino Basin Regional Financing Authority, Inland Empire Utility Agency Sewer Project, Pre-refunded 11/01/2009 @ 101 (MBIA)
5.200%, 11/01/2011 (a)	405	426
Imperial, Wastewater Treatment Facility, Callable 10/15/2011 @ 102 (FGIC)
5.000%, 10/15/2020	1,000	1,028
Metropolitan Water District of Southern California, Series B, Callable 07/01/2006 @ 102 (MBIA)
4.875%, 07/01/2010	190	193
5.000%, 07/01/2014	295	301
Metropolitan Water District of Southern California, Series B, Pre-refunded 07/01/2006 @ 102 (MBIA)
4.875%, 07/01/2010 (a)	135	138
5.000%, 07/01/2014 (a)	205	209
Richmond Wastewater Systems, Callable 08/01/2009 @ 102 (FGIC)
5.200%, 08/01/2011	500	525
Signal Hill, Water Revenue, Callable 11/01/2016 @ 100 (MBIA)
4.250%, 11/01/2017	330	328
4.375%, 11/01/2018	345	343
Whittier Utility Authority, Callable 06/01/2013 @ 100 (MBIA)
4.400%, 06/01/2017	305	305
4.500%, 06/01/2018	65	65

		8,049

Total Revenue Bonds		38,003

General Obligations – 19.5%
Alisal Union School District, Series C, Zero Coupon Bond (FGIC)
5.050%, 08/01/2008 (d)	860	791
California State, Callable 04/01/2014 @ 100
5.125%, 04/01/2024	500	516
California State, Callable 08/01/2013 @ 100
5.000%, 02/01/2017	1,000	1,037
Foothill-De Anza Community College District, Callable 08/01/2010 @ 101
6.000%, 08/01/2011	300	327
Fresno Unified School District, Series A (MBIA)
6.050%, 08/01/2011	500	549
Jefferson Union High School District, San Mateo County, Series A (MBIA)
6.250%, 02/01/2014	300	342
Los Angeles Unified School District Election of 2005, Series C (AMBAC)
5.000%, 07/01/2015	1,500	1,596
Pomona Unified School District, Series A (MBIA)
5.500%, 08/01/2006	250	250
Pomona Unified School District, Series A, Callable 08/01/2011 @ 103 (MBIA)
6.150%, 08/01/2015	500	563
Puerto Rico Commonwealth, Series B (FSA)
6.500%, 07/01/2015	1,000	1,170
Roseville Joint Union High School District, Callable 08/01/2011 @ 101
5.200%, 08/01/2020	600	621
San Diego Community College, District Election of 2002, Callable 05/01/2015 @ 100 (FSA)
5.000%, 05/01/2019	1,000	1,044
San Juan Unified School District, Zero Coupon Bond (FSA)
5.420%, 08/01/2016 (d)	390	245
San Mateo Unified High School District, Series B, Zero Coupon Bond (FGIC)
5.150%, 09/01/2017 (d)	1,000	594
Walnut Valley Unified School District, Series A, Pre-refunded 08/01/2010 @ 102 (FSA)
5.000%, 08/01/2012 (a)	255	271
West Covina Unified School District, Series A (MBIA)
5.350%, 02/01/2020	770	843

Total General Obligations		10,759

Certificates of Participation – 7.6%
Bakersfield Convention Center Expansion Project, Pre-refunded 04/01/2007 @ 101 (MBIA) (MLO)
5.500%, 04/01/2010 (a)	250	256
California Special Districts Association Financial Corporation, Special Districts Finance Program, Series SS, Callable 08/01/2015 @ 100 (XLCA)
4.250%, 08/01/2017	100	99
Grossmont Unified High School District, Pre-refunded 09/01/2008 @ 102 (FSA) (MLO)
5.400%, 09/01/2013 (a)	300	315
Kern County Board of Education, Series A (MBIA)
4.300%, 06/01/2016	500	501
Kern County Board of Education, Series A, Callable 05/01/2008 @ 102 (MBIA) (MLO)
5.200%, 05/01/2012	325	338
Kern County Board of Education, Series A, Pre-refunded 05/01/2008 @ 102 (MBIA) (MLO)
5.200%, 05/01/2012 (a)	580	605
Los Angeles County Schools, Regionalized Business Services Financing Project, Series A (MLO)
5.000%, 09/01/2008	200	204
Los Angeles, Sonnenblick Del Rio, West Los Angeles (AMBAC) (MLO)
5.375%, 11/01/2010	500	529
Paradise Unified School District, Measure M Project, Series A, Callable 09/01/2006 @ 101 (AMBAC) (MLO)
5.250%, 09/01/2007	300	304
Poway California, Callable 08/01/2015 @ 100 (MLO)
4.500%, 08/01/2016	585	595
Travis Unified School District (FGIC)
4.500%, 09/01/2016	425	431

Total Certificates of Participation		4,177

Total Municipal Bonds (Cost $52,029)		52,939

The accompanying notes are an integral part of the financial statements.
50      First American Funds Annual Report 2006

California Intermediate Tax Free Fund (concluded)
DESCRIPTION	SHARES	VALUE

Short-Term Investment – 2.2%
Blackrock Liquidity Funds (Cost $1,237)	1,237,090	$1,237

Total Investments – 98.2% (Cost $53,266)		54,176

Other Assets and Liabilities, Net – 1.8%		991

Total Net Assets – 100.0%		$55,167

(a)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.

(b)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(c)	Variable Rate Security – The rate shown is in effect as of June 30, 2006.

(d)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield at the time of purchase.
ACA – American Capital Access
AGTY – Assured Guaranty
AMBAC – American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of June 30, 2006, the aggregate market value of securities subject to the AMT was $1,959 or 3.6% of total net assets.
CMI – California Mortgage Insurance Program

Convertible CABs –	Convertible Capital Appreciation Bonds initially pay no interest, but accrete in value from the date of issuance through the conversion date. At the conversion date, the bonds start to accrue and pay interest on a semiannual basis until final maturity.
FGIC – Financial Guaranty Insurance Corporation
FNMA – Federal National Mortgage Association
FSA – Financial Security Assurance
GNMA – Government National Mortgage Association
GTY – Guaranty
LOC – Letter of Credit
MBIA – Municipal Bond Insurance Association
MLO – Municipal Lease Obligation
RAAI – Radian Asset Assurance Inc.

VRDO –	Variable Rate Demand Obligation. Floating or variable rate obligation maturing in more than one year. The interest is based on specific, or an index of, market interest rates, and is subject to change periodically. This instrument may also have a demand feature which allows the recovery of principal at any time, or at specified intervals not exceeding one year, on up to 30 days’ notice. Maturity date shown represents final maturity.
XLCA – XL Capital Assurance Inc.

California Tax Free Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 96.4%
Revenue Bonds – 76.1%
Continuing Care Retirement Community – 0.7%
Association of Bay Area Governments Finance Authority, Lincoln Glen Manor Senior Citizens, Callable 02/15/2008 @ 101 (CMI)
6.100%, 02/15/2025	$250	$258

Education – 14.2%
Association of Bay Area Governments Financial Authority, Schools of the Sacred Heart, Series A
5.900%, 06/01/2010	200	211
California Educational Facilities Authority, University of Redlands, Series A, Callable 10/01/2015 @ 100
5.000%, 10/01/2020	500	507
California Educational Facilities Authority, University of the Pacific, Callable 11/01/2015 @ 100
5.000%, 11/01/2030	1,000	1,007
California Educational Facilities Authority, Woodbury University, Callable 01/01/2015 @ 100
4.500%, 01/01/2016	470	462
California Municipal Financing Authority, Education Revenue, American Heritage Education Foundation Project, Series A, Callable 06/01/2016 @ 100
5.250%, 06/01/2026	400	402
California State Higher Educational Facilities Authority, Fresno Pacific University, Series A, Callable 03/01/2010 @ 101
6.750%, 03/01/2019	380	406
California State Higher Educational Facilities Authority, University of La Verne & Western University of Health Sciences, Series B, Partially Pre-refunded 06/01/2010 @ 101
6.625%, 06/01/2020 (a)	215	231
California State Higher Educational Facilities Authority, University of Redlands, Series A, Pre-refunded 06/01/2010 @ 101
5.950%, 06/01/2015 (a)	310	336
California State University Foundation, Monterey Bay, Pre-refunded 06/01/2011 @ 100 (MBIA)
5.300%, 06/01/2022 (a)	500	532
University of California, Series K, Callable 09/01/2008 @ 101
5.000%, 09/01/2020	1,000	1,025

		5,119

Healthcare – 11.5%
California Health Facilities Financing Authority, Casa Colina, Callable 04/01/2012 @ 100
5.500%, 04/01/2013	50	52
California Health Facilities Financing Authority, Cedars-Sinai Medical Center
5.000%, 11/15/2015	500	520
California Health Facilities Financing Authority, Marshall Medical Center, Series A, Callable 11/01/2014 @ 100 (CMI)
4.750%, 11/01/2019	560	558
California Statewide Communities Development Authority, Adventist Health, Series A, Callable 03/01/2015 @ 100
5.000%, 03/01/2030	300	299
First American Funds Annual Report 2006       51

Schedule of  Investments continued

California Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

California Statewide Communities Development Authority, Daughters of Charity Healthcare, Series A, Callable 07/01/2015 @ 100
5.250%, 07/01/2030	$100	$101
California Statewide Communities Development Authority, Elder Care Alliance, Series A
7.250%, 11/15/2011	250	259
California Statewide Communities Development Authority, Kaiser Permanente, Series C, Mandatory Put 06/01/2012 @ 100
3.850%, 11/01/2029	400	389
California Statewide Communities Development Authority, Los Angeles Orthopedic Hospital Foundation, Callable 06/01/2007 @ 101 (AMBAC)
5.000%, 06/01/2012	350	357
California Statewide Communities Development Authority, Redlands Community Hospital, Series A (RAAI)
5.000%, 04/01/2015	500	519
Loma Linda University Medical Center, Hospital Revenue, Series A
5.000%, 12/01/2015	400	408
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Hospital de La Concepcion, Series A
5.500%, 11/15/2008	400	410
Turlock California Health Facilities Revenue, Emanuel Medical Center, Callable 10/15/2014 @ 100 (MLO)
5.000%, 10/15/2024	300	297

		4,169

Housing – 3.3%
Aztec Shops, California State Auxiliary Organization, San Diego University
5.200%, 09/01/2008	455	465
California State Department of Veterans Affairs, Series C, Callable 01/09/2011 @ 101 (AMT)
5.500%, 12/01/2019	205	212
California State Housing Finance Agency, Single Family Mortgage, Series B, Callable until 05/31/2010 @ 100 (AMT) (FNMA) (GNMA)
5.650%, 06/01/2010	10	10
California Statewide Communities Development Authority, Archstone Seascape, Mandatory Put 06/01/2008 @ 100
5.250%, 06/01/2029	500	507

		1,194

Lease Revenue – 7.9%
California State Public Works Board, California Community Colleges, Series B, Callable 06/01/2014 @ 100 (MLO)
5.500%, 06/01/2019	1,035	1,111
Golden State Tobacco Securitization Corporation, California Tobacco Settlement, Convertible CABs, Series A (MLO)
0.000% through 05/31/2010,
thereafter 4.550%, 06/01/2022	1,250	1,012
Los Angeles Community Redevelopment Agency, Lease Revenue, Manchester Social Services Project, Callable 09/01/2015 @ 100 (AMBAC) (MLO)
5.000%, 09/01/2016	700	738

		2,861

Miscellaneous – 8.9%
Golden West Schools Financing Authority, Glendora Unified School District (MBIA)
5.500%, 09/01/2019	910	1,005
Golden West Schools Financing Authority, Series A (MBIA)
5.750%, 02/01/2014	250	277
5.800%, 08/01/2022	320	367
5.800%, 08/01/2023	345	396
Sacramento City Financing Authority, Pre-refunded 06/01/2010 @ 101 (MLO)
5.400%, 06/01/2018 (a)	455	485
5.500%, 06/01/2023 (a)	645	689

		3,219

Recreational Facility Authority – 1.6%
California State University Fresno Association, Auxiliary Organization Event Center, Pre-refunded 07/01/2012 @ 101
6.000%, 07/01/2022 (a)	500	556

Tax Revenue – 13.8%
Grass Valley Community Redevelopment Agency, Tax Allocation, Callable 12/01/2008 @ 102
6.400%, 12/01/2034	400	425
Irvine Unified School District Financing Authority, Special Tax Group II, Series A, Callable 09/01/2006 @ 103
5.000%, 09/01/2026	225	223
Long Beach Community Facilities District #5, Towne Center Special Tax, Callable 10/01/2006 @ 102
6.100%, 10/01/2012	250	256
Los Angeles, Callable 03/01/2010 @ 101
5.625%, 03/01/2019	200	212
Los Angeles County Community Facilities District #3, Special Tax, Series A, Callable 09/01/2010 @ 100 (AMBAC)
5.250%, 09/01/2018	715	747
Murrieta Community Facilities District #2, The Oaks Area, Callable 09/01/2014 @ 100
5.750%, 09/01/2020	125	131
Norco, Special Tax, Community Facilities District #97-1, Callable 10/01/2015 @ 100 (AGTY)
4.875%, 10/01/2030	500	493
Ohio County, Special District Excise Tax Revenue, Fort Henry Economic Development, Series B, Callable 03/01/2016 @ 100
5.625%, 03/01/2036	155	155
Poway Unified School District, Special Tax, Community Facilities District #6-4, Callable 09/01/2006 @ 103
5.000%, 09/01/2023	250	248
San Bernardino Redevelopment Agency, Tax Allocation, San Sevaine Redevelopment Project, Series A, Callable 09/01/2015 @ 100 (RAAI)
5.000%, 09/01/2016	350	363
The accompanying notes are an integral part of the financial statements.
52      First American Funds Annual Report 2006

California Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Solana Beach Public Financing Authority, Assessment Revenue, Callable 03/02/2007 @ 103
5.000%, 09/02/2026	$100	$97
Southern California Logistics Airport Authority, Callable 06/01/2016 @ 100 (XLCA)
4.125%, 12/01/2017	275	268
4.500%, 12/01/2026	1,000	956
Stockton Public Financing Revenue, Assessment Districts, Senior Lien, Series A, Callable 09/02/2015 @ 100 (RAAI)
4.375%, 09/02/2020	415	397

		4,971

Transportation – 1.0%
Puerto Rico Commonwealth Highway & Transportation Authority, Series X (MBIA)
5.500%, 07/01/2015	100	110
San Francisco Airport Commission, SFO Fuel Company, Callable 01/01/2008 @ 102 (AMT) (FSA)
5.625%, 01/01/2012	250	260

		370

Utilities – 13.2%
Banning Water Utility Authority, Enterprise Revenue, Referendum and Improvement Projects, Callable 11/01/2016 @ 100 (FGIC)
5.000%, 11/01/2023	1,190	1,230
California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Series A-2, Callable 04/01/2015 @ 101 (AMT)
5.400%, 04/01/2025	500	513
California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Series B, Callable 07/01/2015 @ 101 (AMT)
5.000%, 07/01/2027	250	247
California State, Pre-refunded 10/01/2010 @ 100
5.250%, 10/01/2019 (a)	460	485
California Statewide Communities Development Authority, Pollution Control Revenue, Southern California Edison Company, Series C, Mandatory Put 11/01/2016 @ 100 (FGIC)
4.250%, 11/01/2033	500	493
California Statewide Communities Development Authority, Water Revenue, Series B, Callable 10/01/2016 @ 100 (FSA)
4.750%, 10/01/2032	450	443
Compton Sewer Authority, Callable 09/01/2008 @ 102 (MBIA)
5.375%, 09/01/2023	1,150	1,203
South Bayside Waste Management Authority, Callable 03/01/2009 @ 102 (AMBAC)
5.750%, 03/01/2020	150	160

		4,774

Total Revenue Bonds		27,491

General Obligations – 16.8%
Acalanes Unified High School District, Zero Coupon Bond, Pre-refunded 08/01/2010 @ 70.92 (FGIC)
5.560%, 08/01/2016 (a) (b)	700	421
California State, Callable 10/01/2010 @ 100
5.250%, 10/01/2019	140	145
California State, Callable 02/01/2013 @ 100
5.000%, 02/01/2024	700	714
East Side Union High School District, Santa Clara County, Series B (MBIA)
5.100%, 02/01/2018	100	107
Glendora Unified School District, Series A, Pre-refunded 09/01/2010 @ 101 (FSA)
5.350%, 09/01/2020 (a)	340	363
Jefferson Union High School District, San Mateo County, Series A (MBIA)
6.250%, 08/01/2020	460	546
Los Angeles Unified School District Election of 2005, Series C (AMBAC)
5.000%, 07/01/2015	500	532
Pleasant Valley School District, Ventura County, Series A (MBIA)
5.850%, 02/01/2019	250	285
Pomona Unified School District, Series A (MBIA)
5.950%, 02/01/2017	855	975
Puerto Rico Commonwealth, Government Development, Series B
5.000%, 12/01/2014	200	206
Sacramento Unified School District, Series A, Pre-refunded 07/01/2009 @ 102
5.750%, 07/01/2017 (a)	400	429
Vallejo City Unified School District, Series A (MBIA)
5.900%, 08/01/2021	350	404
Ventura County Community College District, Series A, Callable 08/01/2012 @ 101 (MBIA)
5.000%, 08/01/2018	910	945

Total General Obligations		6,072

Certificates of Participation – 3.5%
Escondido, Series A, Callable 09/01/2010 @ 101 (FGIC)
5.625%, 09/01/2020	300	320
Los Angeles, Sonnenblick del Rio Senior Lien, Callable 11/01/2010 @ 101 (AMBAC) (MLO)
6.000%, 11/01/2019	330	358
Ridgecrest Civic Center Project, Pre-refunded 03/01/2009 @ 101 (MLO)
6.250%, 03/01/2021 (a)	250	267
West Kern County Water District, Pre-refunded 06/01/2010 @ 101 (MLO)
5.200%, 06/01/2014 (a)	320	337

Total Certificates of Participation		1,282

Total Municipal Bonds (Cost $34,022)		34,845

First American Funds Annual Report 2006       53

Schedule of  Investments continued

California Tax Free Fund (concluded)
DESCRIPTION	SHARES/PAR	VALUE

Short-Term Investments – 2.8%
Money Market Fund – 2.8%
Blackrock Liquidity Funds	997,998	$998

U.S. Treasury Obligation – 0.0%
U.S. Treasury Bill
4.547%, 07/20/2006 (c)	$10	10

Total Short-Term Investments (Cost $1,008)		1,008

Total Investments – 99.2% (Cost $35,030)		35,853

Other Assets and Liabilities, Net – 0.8%		289

Total Net Assets – 100.0%		$36,142

(a)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call and price indicated.

(b)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield at the time of purchase.

(c)	Yield shown is effective as of June 30, 2006.
AGTY – Assured Guaranty
AMBAC – American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of June 30, 2006, the aggregate market value of securities subject to the AMT was $1,242 or 3.4% of total net assets.

Convertible CABs –	Convertible Capital Appreciation Bonds initially pay no interest, but accrete in value from the date of issuance through the conversion date. At the conversion date, the bonds start to accrue and pay interest on a semiannual basis until final maturity.
CMI – California Mortgage Insurance Program
FGIC – Financial Guaranty Insurance Corporation
FNMA – Federal National Mortgage Association
FSA – Financial Security Assurance
GNMA – Government National Mortgage Association
MBIA – Municipal Bond Insurance Association
MLO – Municipal Lease Obligation
RAAI – Radian Asset Assurance Inc.
XLCA – XL Capital Assurance Inc.

Colorado Intermediate Tax Free Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 98.5%
Revenue Bonds – 70.4%
Continuing Care Retirement Community – 1.2%
Colorado State Health Facilities Authority, Covenant Retirement Communities, Callable 12/01/2015 @ 100
5.000%, 12/01/2016	$500	$504

Education – 5.0%
Colorado State Educational & Cultural Facilities Authority, Bromley East Charter School Project, Escrowed to Maturity
6.250%, 09/15/2011 (a)	330	344
Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Escrowed to Maturity
6.375%, 12/01/2011 (a)	705	746
Colorado State Educational & Cultural Facilities Authority, Core Knowledge Charter School, Pre-refunded 11/01/2009 @ 100
6.850%, 11/01/2016 (b)	440	478
Colorado State Educational & Cultural Facilities Authority, Northwest Nazarene Project, Callable 11/01/2010 @ 102
4.500%, 11/01/2015	550	529

		2,097

Healthcare – 20.6%
Colorado State Health Facilities Authority, Boulder Hospital (MBIA)
5.000%, 10/01/2010	500	518
Colorado State Health Facilities Authority, Catholic Health Initiatives, Series A
5.000%, 03/01/2012	500	519
Colorado State Health Facilities Authority, Evangelical Lutheran Health Facilities, Callable 12/01/2010 @ 102
6.900%, 12/01/2025	350	384
Colorado State Health Facilities Authority, Evangelical Lutheran Health Facilities, Series A
4.200%, 06/01/2013	200	196
Colorado State Health Facilities Authority, Longmont United Hospital, Series B (RAAI)
5.250%, 12/01/2013	860	906
Colorado State Health Facilities Authority, National Jewish Medical & Research Center Project, Callable 01/01/2008 @ 100
5.375%, 01/01/2016	700	705
Colorado State Health Facilities Authority, Parkview Medical Center
5.500%, 09/01/2007	250	254
5.750%, 09/01/2008	250	258
5.500%, 09/01/2009	500	518
Colorado State Health Facilities Authority, Steamboat Springs Health Project, Callable 09/15/2008 @ 101
5.300%, 09/15/2009	205	205
Colorado State Health Facilities Authority, The Devereux Foundation, Callable 11/01/2012 @ 100 (RAAI)
4.200%, 11/01/2013	80	79
Colorado State Health Facilities Authority, Vail Valley Medical Center Project
5.000%, 01/15/2013	300	307
The accompanying notes are an integral part of the financial statements.
54      First American Funds Annual Report 2006

Colorado Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Colorado State Health Facilities Authority, Vail Valley Medical Center Project, Callable 01/15/2012 @ 100
5.750%, 01/15/2022	$800	$832
Colorado State Health Facilities Authority, Valley View Hospital Association Project, Series A (RAAI
5.000%, 05/15/2013	500	517
Delta County Memorial Hospital District, Callable 09/01/2013 @ 100
5.350%, 09/01/2017	500	509
La Junta County Hospital, Arkansas Valley Regional Medical Center Project
5.300%, 04/01/2007	320	321
5.400%, 04/01/2008	335	337
5.500%, 04/01/2009	355	360
Montrose Memorial Hospital
5.300%, 12/01/2013	260	266
Montrose Memorial Hospital, Callable 12/01/2013 @ 102
5.450%, 12/01/2014	390	401
University of Colorado Hospital Authority, Callable 11/15/2011 @ 100
5.000%, 11/15/2014	300	305

		8,697

Miscellaneous – 5.1%
Colorado Educational & Cultural Facilities Authority, Colorado Public Radio
4.800%, 07/01/2009	250	253
4.900%, 07/01/2010	265	269
Colorado Educational & Cultural Facilities Authority, National Conference of State Legislatures, Callable 06/01/2011 @ 100
5.250%, 06/01/2013	700	727
Denver City & County, Helen G. Bonfils Foundation Project, Series B, Callable 12/01/2007 @ 100
5.125%, 12/01/2017	900	910

		2,159

Recreational Facility Authority – 0.5%
Hyland Hills Metropolitan Park & Recreation District, Series A, Callable 12/15/2007 @ 101
6.100%, 12/15/2009	210	216

Tax Revenue – 4.4%
Larimer County Sales & Use Tax (AMBAC)
5.000%, 12/15/2010	460	480
Longmont Sales & Use Tax, Pre-refunded 11/15/2010 @ 100
5.500%, 11/15/2015 (b)	500	531
Superior Open Space Sales & Use Tax
4.500%, 06/01/2013	100	100
4.600%, 06/01/2014	225	224
Westminster Sales & Use Tax, Series A, Callable 12/01/2007 @ 102 (FGIC)
5.250%, 12/01/2011	500	518

		1,853

Transportation – 15.9%
Colorado Department of Transportation (AMBAC)
6.000%, 06/15/2010	1,000	1,077
E-470 Public Highway Authority, Convertible CABs, Series C (MBIA)
0.000% through 09/01/2011,
thereafter 5.000%, 09/01/2017	500	403
E-470 Public Highway Authority, Series B, Zero Coupon Bond (MBIA)
5.250%, 09/01/2017 (c)	1,575	934
6.400%, 09/01/2019 (c)	960	509
5.396%, 09/01/2022 (c)	1,000	452
Eagle County Air Terminal Revenue, Airport Terminal Improvement Project, Series B, Callable 05/01/2016 @ 100 (AMT)
5.250%, 05/01/2020	200	199
Northwest Parkway Public Highway Authority, Convertible CABs (FSA)
0.000% through 06/15/2011,
thereafter 5.200%, 06/15/2014	750	623
Northwest Parkway Public Highway Authority, Convertible CABs (AMBAC)
0.000% through 06/15/2011,
thereafter 5.250%, 06/15/2015	2,000	1,667
Northwest Parkway Public Highway Authority, Convertible CABs (AMBAC)
0.000% through 06/15/2011,
thereafter 5.350%, 06/15/2016	1,000	840

		6,704

Utilities – 17.7%
Adams County Pollution Control Revenue, Public Service Project, Series A, Callable 09/01/2015 @ 100
4.375%, 09/01/2017	1,000	985
Arapahoe County Water & Wastewater Authority, Escrowed to Maturity
5.550%, 12/01/2006 (a)	140	141
5.650%, 12/01/2007 (a)	150	153
5.750%, 12/01/2008 (a)	160	166
Arapahoe County Water & Wastewater Authority, Pre-refunded 12/01/2009 @ 100
6.000%, 12/01/2011 (b)	185	196
Boulder Water & Sewer
5.750%, 12/01/2010	1,545	1,659
Broomfield Water Activity Enterprise, Callable 12/01/2010 @ 101 (MBIA)
5.500%, 12/01/2017	500	533
Colorado State Water Resources & Power Development Authority, Small Water Resources, Series A, Callable 11/01/2010 @ 100 (FGIC)
5.700%, 11/01/2015	100	107
Denver City & County Wastewater, Callable 11/01/2012 @ 100 (FGIC)
5.250%, 11/01/2017	1,260	1,332
Inverness Water & Sanitation District, Arapahoe & Douglas Counties, Series A (RAAI)
4.250%, 12/01/2016	600	588
Platte River Power Authority, Series DD, Callable 06/01/2007 @ 102 (MBIA)
5.375%, 06/01/2017	875	903
Ute Water Conservancy District (MBIA)
6.000%, 06/15/2009	680	720

		7,483

Total Revenue Bonds		29,713

General Obligations – 20.6%
Arapahoe County School District #5, Cherry Creek, Pre-refunded 12/15/2009 @ 100 (STAID)
5.500%, 12/15/2011 (b)	1,000	1,048
Cordillera Metropolitan District, Eagle County (RAAI)
5.000%, 12/01/2013	620	642
First American Funds Annual Report 2006       55

Schedule of  Investments continued

Colorado Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR/SHARES	VALUE

Denver West Metropolitan School District
4.125%, 12/01/2014	$150	$143
4.200%, 12/01/2015	480	458
Douglas County School District #RE-1, Douglas & Elbert Counties, Series B, Zero Coupon Bond (FSA) (STAID)
4.230%, 12/15/2015 (c)	1,255	809
Erie, Series A (MBIA)
4.500%, 12/01/2014 (d)	240	246
Garfield County School District #RE-2, Callable 12/01/2012 @ 100 (FSA) (STAID)
5.250%, 12/01/2019	1,530	1,619
High Plains Metropolitan District, Series B (LOC: Compass Bank)
4.375%, 12/01/2015	980	969
Jefferson County School District #R-001 (MBIA) (STAID)
6.250%, 12/15/2009	1,000	1,075
SBC Metropolitan School District (ACA)
4.250%, 12/01/2015	445	426
Westglenn Metropolitan District, Callable 12/01/2009 @ 100
6.000%, 12/01/2014	1,220	1,266

Total General Obligations		8,701

Certificates of Participation – 7.5%
Garfield County Building Corporation (AMBAC) (MLO)
5.750%, 12/01/2009	400	423
Garfield County Building Corporation, Callable 12/01/2009 @ 101 (AMBAC) (MLO)
5.300%, 12/01/2011	400	419
Glendale, Callable 12/01/2016 @ 100 (MLO) (XLCA)
4.500%, 12/01/2017	400	401
Pueblo County, Capital Construction, Callable 12/01/2015 @ 100 (MLO)
4.400%, 12/01/2016	410	396
Routt County Public Building Authority, Justice Center Project, Callable 12/01/2012 @ 100 (AMBAC) (MLO)
4.000%, 12/01/2013	500	492
Westminster Recreational Facilities, Callable 09/01/2009 @ 101 (MBIA) (MLO)
5.200%, 09/01/2010	1,000	1,044

Total Certificates of Participation		3,175

Total Municipal Bonds (Cost $40,310)		41,589

Short-Term Investment – 1.6%
First American Tax Free Obligations Fund, Class Z (e)
(Cost $687)	686,597	687

Total Investments – 100.1% (Cost $40,997)		42,276

Other Assets and Liabilities, Net – (0.1)%		(38)

Total Net Assets – 100.0%		$42,238

(a)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(b)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.

(c)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield at the time of purchase.

(d)	Security purchased on a when-issued basis. On June 30, 2006, the total cost of investments purchased on a when-issued basis was $246 or 0.6% of total net assets. See note 2 in Notes to Financial Statements.

(e)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.
ACA – American Capital Access
AMBAC – American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of June 30, 2006, the aggregate market value of securities subject to the AMT was $199, which represents 0.5% of total net assets.

Convertible CABs –	Convertible Capital Appreciation Bonds initially pay no interest, but accrete in value from the date of issuance through the conversion date. At the conversion date, the bonds start to accrue and pay interest on a semiannual basis until final maturity.
FGIC – Financial Guaranty Insurance Corporation
FSA – Financial Security Assurance
MBIA – Municipal Bond Insurance Association
MLO – Municipal Lease Obligation
RAAI – Radian Asset Assurance Inc.
STAID – State Aid Withholding
XLCA – XL Capital Assurance Inc.
The accompanying notes are an integral part of the financial statements.
56      First American Funds Annual Report 2006

Colorado Tax Free Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 100.1%
Revenue Bonds – 71.3%
Continuing Care Retirement Communities – 5.1%
Colorado State Health Facilities Authority, Covenant Retirement Communities, Callable 12/01/2015 @ 100
5.250%, 12/01/2025	$200	$201
Colorado State Health Facilities Authority, Covenant Retirement Communities, Series B, Callable 12/01/2012 @ 101
6.125%, 12/01/2033	350	372
North Carolina Community Health Care Facilities, Presbyterian Homes, Callable 10/01/2016 @ 100
5.400%, 10/01/2027 (c)	220	217
South Dakota Health & Educational Facilities Authority, Westhills Village Retirement Community, Callable 09/01/2014 @ 100
5.000%, 09/01/2025 (c)	325	323

		1,113

Education – 5.6%
Colorado State Board of Agriculture, Auxiliary Facility Systems, Callable 03/01/2007 @ 100 (AMBAC)
5.125%, 03/01/2017	200	203
Colorado State Educational & Cultural Facilities Authority, Ave Marie School Project, Callable 12/01/2010 @ 100 (RAAI)
6.000%, 12/01/2016	200	214
Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Escrowed to Maturity
6.375%, 12/01/2011 (a)	490	518
Colorado State Educational & Cultural Facilities Authority, Northwest Nazarene Project, Callable 11/01/2010 @ 102
4.500%, 11/01/2015	300	289

		1,224

Healthcare – 21.0%
Boulder County Longmont United Hospital Project (RAAI)
5.300%, 12/01/2010	330	345
Colorado State Health Facilities Authority, Evangelical Lutheran Health Facilities, Callable 12/01/2010 @ 102
6.900%, 12/01/2025	150	165
Colorado State Health Facilities Authority, Evangelical Lutheran Health Facilities, Series A, Callable 06/01/2014 @ 100
5.250%, 06/01/2034	230	233
Colorado State Health Facilities Authority, Longmont United Hospital, Series B, Callable 12/01/2016 @ 100 (RAAI)
4.625%, 12/01/2024	325	313
Colorado State Health Facilities Authority, National Jewish Medical & Research Center Project, Callable 01/01/2008 @ 100
5.375%, 01/01/2016	300	302
Colorado State Health Facilities Authority, Parkview Medical Center
5.600%, 09/01/2011	300	317
Colorado State Health Facilities Authority, Portercare Adventist Project, Pre-refunded 11/15/2011 @ 101
6.500%, 11/15/2023 (b)	600	674
Colorado State Health Facilities Authority, Poudre Valley Health Care, Series F, Callable 03/01/2015 @ 100
5.000%, 03/01/2025	350	347
Colorado State Health Facilities Authority, Steamboat Springs Health Project, Callable 09/15/2008 @ 101
5.300%, 09/15/2009	205	205
Colorado State Health Facilities Authority, Vail Valley Medical Center Project, Callable 01/15/2015 @ 100
5.000%, 01/15/2020	250	253
Colorado State Health Facilities Authority, Vail Valley Medical Center, Callable 01/15/2012 @ 100
5.800%, 01/15/2027	500	518
Delta County Memorial Hospital District, Callable 09/01/2013 @ 100
5.350%, 09/01/2017	220	224
Halifax Medical Center, Hospital Revenue, Series A, Callable 06/01/2016 @ 100
5.000%, 06/01/2038	325	314
La Junta, Arkansas Valley Regional Medical Center Project, Callable 04/01/2009 @ 101
6.100%, 04/01/2024	100	103
Montrose Memorial Hospital, Callable 12/01/2013 @ 102
6.375%, 12/01/2023	130	142
New Hampshire Health & Educational Facilities Authority, The Memorial Hospital, Callable 06/01/2016 @ 100
5.250%, 06/01/2036	100	98

		4,553

Housing – 4.3%
Burlingame Housing, Multifamily Revenue, Housing Project, Callable 11/01/2015 @ 100 (MBIA)
4.500%, 11/01/2029	750	719
Colorado State Housing & Finance Authority, Multifamily Project, Class I, Series B-4, Callable 10/01/2010 @ 100
5.900%, 04/01/2031	100	104
Colorado State Housing & Finance Authority, Series E-2, Callable 08/01/2010 @ 105 (AMT)
7.000%, 02/01/2030	60	63
Colorado State Housing & Finance Authority, Single Family Housing Program, Series A-2, Callable 10/01/2009 @ 105 (AMT)
7.450%, 10/01/2016	10	10
Colorado State Housing & Finance Authority, Single Family Housing Program, Series B-2, Callable 04/01/2010 @ 105 (AMT)
7.100%, 04/01/2017	35	36

		932

Miscellaneous – 5.0%
Aleutians East Burough Project, Aleutian Pribilof Islands, Callable 06/01/2016 @ 100 (ACA)
5.500%, 06/01/2036	200	205
First American Funds Annual Report 2006       57

Schedule of  Investments continued

Colorado Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Colorado State Educational & Cultural Facilities Authority, National Conference of State Legislatures, Callable 06/01/2011 @ 100
5.250%, 06/01/2021	$750	$767
Denver City & County, Helen G. Bonfils Foundation Project, Series B, Callable 12/01/2007 @ 100
5.125%, 12/01/2017	100	101

		1,073

Recreational Facility Authority – 2.2%
Denver Convention Center, Hotel Authority Revenue, Callable 11/01/2016 @ 100 (XLCA)
4.500%, 12/01/2025	500	479

Tax Revenue – 5.4%
Douglas County Sales & Use Tax Revenue, Callable 10/15/2010 @ 100 (FSA)
5.625%, 10/15/2020	200	212
Highlands Ranch Metropolitan School District #2, Callable until 06/15/2007 @ 100 (FSA)
5.000%, 06/15/2016	20	20
Larimer County Sales & Use Tax, Callable 12/15/2010 @ 100 (AMBAC)
5.625%, 12/15/2018	100	107
Mountain Village Metropolitan District, San Miguel County, Callable 12/01/2007 @ 101 (MBIA)
5.200%, 12/01/2017	200	205
Ohio County, Special District Excise Tax Revenue, Fort Henry Economic Development, Series B, Callable 03/01/2016 @ 100
5.625%, 03/01/2036	100	100
Superior Open Space Sales & Use Tax, Callable 06/01/2016 @ 100
5.000%, 06/01/2026	330	325
Vanderburgh County, Industrial Redevelopment Commission, Tax Increment, Callable 08/01/2016 @ 100
5.000%, 02/01/2026	210	211

		1,180

Transportation – 11.5%
Denver City & County Airport, Series E, Callable 11/15/2007 @ 101 (MBIA)
5.250%, 11/15/2023	500	512
Eagle County Air Term Revenue, Airport Term Improvement Project, Series B, Callable 05/01/2016 @ 100 (AMT)
5.250%, 05/01/2020	110	109
Northwest Parkway Public Highway Authority, Convertible CABs (FSA)
0.000% through 06/15/2011,
thereafter 5.200%, 06/15/2014	750	622
Northwest Parkway Public Highway Authority, Convertible CABs (AMBAC)
0.000% through 06/15/2011,
thereafter 5.250%, 06/15/2015	500	417
Northwest Parkway Public Highway Authority, Convertible CABs, Callable 06/15/2016 @ 100 (AMBAC)
0.000% through 06/15/2011,
thereafter 5.700%, 06/15/2021	1,000	845

		2,505

Utilities – 11.2%
Arapahoe County Water & Wastewater (MBIA) (MLO)
5.000%, 12/01/2026	250	256
Boulder Water & Sewer, Callable 12/01/2010 @ 100
5.700%, 12/01/2019	300	319
Broomfield Water Activity Enterprise, Callable 12/01/2010 @ 101 (MBIA)
5.500%, 12/01/2019	400	426
Colorado Housing & Finance Authority, Waste Disposal Management Income Project (AMT)
5.700%, 07/01/2018	250	262
Inverness Water & Sanitation District, Arapahoe & Douglas Counties, Series A, Callable 12/01/2016 @ 100 (RAAI)
4.500%, 12/01/2019	325	319
Fort Collins Wastewater Utility Enterprise, Callable 12/01/2010 @ 100 (FSA)
5.500%, 12/01/2020	300	317
Platte River Power Authority, Series DD, Callable 06/01/2007 @ 102 (MBIA)
5.375%, 06/01/2017	500	516

		2,415

Total Revenue Bonds		15,474

General Obligations – 14.3%
Antelope Water System, Callable until 12/01/2015 @ 100
4.875%, 12/01/2025	175	170
Boulder Open Space Acquisition, Callable 08/15/2010 @ 100
5.450%, 08/15/2016	350	369
El Paso County School District #49, Falcon, Series A, Callable 12/01/2009 @ 105 (FSA) (STAID)
6.000%, 12/01/2018	200	221
Grand County School District #002, East Grand, Series B, Callable 12/01/2014 @ 100 (FSA) (STAID)
5.000%, 12/01/2023	500	516
Larimer, Weld & Boulder Counties School District #R-2J, Thompson, Callable until 12/15/2015 @ 100 (MBIA)
5.000%, 12/15/2020	1,250	1,301
Midcities Metropolitan School District #2, Callable 12/01/2016 @ 100 (RAAI)
5.125%, 12/01/2030 (c)	200	203
Puerto Rico Commonwealth, Government Development, Series B
5.000%, 12/01/2014	200	206
SBC Metropolitan District, Callable 12/01/2015 @ 100 (ACA)
5.000%, 12/01/2025	115	114

Total General Obligations		3,100

Certificates of Participation – 14.5%
Arapahoe County Building Finance Authority, Pre-refunded 02/15/2010 @ 100 (AMBAC) (MLO)
5.250%, 02/15/2019 (b)	350	364
5.250%, 02/15/2021 (b)	650	677
Broomfield County, Westminster Open Space Foundation, Callable 12/01/2016 @ 100
4.625%, 12/01/2025	330	318
The accompanying notes are an integral part of the financial statements.
58      First American Funds Annual Report 2006

Colorado Tax Free Fund (continued)
DESCRIPTION	PAR/SHARES	VALUE

Broomfield County, Open Space Park & Recreation Facilities, Callable 12/01/2010 @ 100 (AMBAC) (MLO)
5.500%, 12/01/2020	$800	$845
Colorado Springs Old City Hall Project, Callable 12/01/2010 @ 100 (FSA) (MLO)
5.500%, 12/01/2017	200	211
5.500%, 12/01/2020	200	211
Garfield County, Pre-refunded 12/01/2009 @ 101 (AMBAC) (MLO)
5.750%, 12/01/2019 (b)	300	320
Pueblo County, Capital Construction, Callable 12/01/2015 @ 100 (MLO)
5.000%, 12/01/2024	200	201

Total Certificates of Participation		3,147

Total Municipal Bonds (Cost $20,861)		21,721

Short-Term Investments – 2.7%
Money Market Fund – 2.5%
First American Tax Free Obligations Fund, Class Z (d)	550,440	550
U.S. Treasury Obligation – 0.2%
U.S. Treasury Bill
4.656%, 07/20/2006 (e)	$25	25

Total Short-Term Investments (Cost $575)		575

Total Investments 102.8% (Cost $21,436)		22,296

Other Assets and Liabilities, Net – (2.8)%		(601)

Total Net Assets – 100.0%		$21,695

(a)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(b)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.

(c)	Security purchased on a when-issued basis. On June 30, 2006, the total cost of investments purchased on a when-issued basis was $743 or 3.4% of total net assets. See note 2 in Notes to Financial Statements.

(d)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

(e)	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of June 30, 2006. See note 2 in Notes to Financial Statements.
ACA – American Capital Access
AMBAC – American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of June 30, 2006, the aggregate market value of securities subject to the AMT was $480, which represents 2.2% of total net assets.

Convertible CABs –	Convertible Capital Appreciation Bonds initially pay no interest, but accrete in value from the date of issuance throughout the conversion date. At the conversion date, the bonds start to accrue and pay interest on a semiannual basis until final maturity.
FSA – Financial Security Assurance
MBIA – Municipal Bond Insurance Association
MLO – Municipal Lease Obligation
RAAI – Radian Asset Assurance Inc.
STAID – State Aid Withholding
XLCA – XL Capital Assurance Inc.
Schedule of Open Futures Contract

	Number of	Notional
	Contracts	Contract	Settlement	Unrealized
	Sold	Value	Month	Appreciation
Description

U.S. Treasury 10 Year Note Futures	(15)	$(1,573)	September 2006	$15

First American Funds Annual Report 2006       59

Schedule of  Investments continued

Intermediate Tax Free Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 98.7%
Alabama – 1.2%
Revenue Bonds – 1.2%
Alabama State Docks Department, Callable 10/01/2008 @ 102 (MBIA)
5.250%, 10/01/2010	$3,000	$3,138
Anniston Regional Medical Center Board, Northeast Alabama Regional Medical Center Project, Escrowed to Maturity
8.000%, 07/01/2011 (a)	1,400	1,553
Health Care Authority for Baptist Health, Series D
5.000%, 11/15/2015	800	813
Montgomery BMC Special Care Facilities Finance Authority, Baptist Health, Convertible CABs, Series A-2, Pre-refunded 11/15/2014 @ 100, (MBIA)
0.000% through 11/15/2007,
thereafter 5.000%, 11/15/2016 (b)	2,000	1,948

		7,452

Alaska – 0.1%
Revenue Bond – 0.1%
Aleutians East Burough Project, Aleutian Pribilof Islands (ACA)
4.375%, 06/01/2015	400	389

Arizona – 2.8%
Revenue Bonds – 1.6%
Arizona Health Facilities Authority, The Terraces Project, Series A, Callable 11/15/2013 @ 101
7.500%, 11/15/2023	3,300	3,670
Phoenix Street & Highway User, Callable until 06/30/2009 @ 100
6.500%, 07/01/2009	180	180
Phoenix Street & Highway User, Callable until 06/30/2011 @ 100
6.250%, 07/01/2011	900	902
Tempe Industrial Development Authority, Friendship Village Project, Series A
5.375%, 12/01/2013	1,300	1,287
Tucson Airport Authority (FSA)
5.000%, 06/01/2013	3,760	3,938

		9,977

General Obligation – 0.2%
Maricopa County School District #69, Paradise Valley (MBIA)
5.300%, 07/01/2011	1,000	1,061

Certificates of Participation – 1.0%
Arizona Board of Regents, University of Arizona & Arizona State University, Biomed Project, Callable 06/01/2016 @ 100 (AMBAC)
4.100%, 06/01/2017	340	331
4.150%, 06/01/2018	1,000	971
Arizona State Municipal Financing Program, Escrowed to Maturity (MLO)
8.750%, 08/01/2007 (a)	1,500	1,578
Arizona State Municipal Financing Program, Series 15, Escrowed to Maturity (MLO)
8.750%, 08/01/2007 (a)	2,085	2,192
Northern Arizona University, Research Projects, Callable 09/01/2015 @ 100 (AMBAC) (MLO)
4.250%, 09/01/2016	1,405	1,384

		6,456

		17,494

Arkansas – 0.9%
Revenue Bonds – 0.9%
Pulaski County, Residential Housing Facilities Board, Escrowed to Maturity (FHA) (VA)
7.250%, 06/01/2010 (a)	1,675	1,723
University of Arkansas, Fayetteville, Series B, Callable 11/01/2015 @ 100 (FGIC)
4.500%, 11/01/2016	2,000	2,030
University of Arkansas, UAMS Campus (FGIC)
5.000%, 03/01/2015	1,000	1,056
Washington County Hospital Revenue, Regional Medical Center, Series B, Callable 02/01/2015 @ 100
5.000%, 02/01/2016	1,145	1,169

		5,978

California – 6.2%
Revenue Bonds – 3.3%
Alameda Corridor Transportation Authority, Zero Coupon Bond (AMBAC)
4.650%, 10/01/2014 (c)	2,000	1,388
Association of Bay Area Governments Finance Authority for Nonprofit Corporations, Elder Care Alliance (CMI)
4.500%, 08/15/2012	335	337
Association of Bay Area Governments Finance Authority for Nonprofit Corporations, Elder Care Alliance, Callable 08/15/2014 @ 100 (CMI)
5.000%, 08/15/2017	1,215	1,235
Association of Bay Area Governments Financial Authority, Archstone Redwood Housing Project, Series A
5.300%, 10/01/2008	290	295
Bell Community Housing Authority, Lease Revenue, Callable 10/01/2015 @ 100 (AMBAC) (MLO)
5.000%, 10/01/2025	545	559
California Educational Facilities Authority, Lutheran University, Series C, Callable 10/01/2014 @ 100
5.000%, 10/01/2024	1,000	1,007
California Municipal Financial Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Mandatory Put 09/01/2009 @ 100 (AMT)
4.100%, 09/01/2014	250	249
California State Department of Water, Series A, Pre-refunded 05/01/2012 @ 101
5.875%, 05/01/2016 (b)	2,000	2,220
California Statewide Communities Development Authority, Archstone Seascape, Mandatory Put 06/01/2008 @ 100
5.250%, 06/01/2029	1,000	1,015
California Statewide Communities Development Authority, Elder Care Alliance, Series A
7.250%, 11/15/2011	1,450	1,502
The accompanying notes are an integral part of the financial statements.
60      First American Funds Annual Report 2006

Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

California Statewide Communities Development Authority, Health Facilities, Adventist Health, Series A, Callable 03/01/2015 @ 100
5.000%, 03/01/2030	$700	$698
California Statewide Communities Development Authority, Kaiser Permanente, Series C, Mandatory Put 06/01/2012 @ 100
3.850%, 11/01/2029	1,180	1,146
California Statewide Communities Development Authority, Kaiser Permanente, Series I, Mandatory Put 05/01/2011 @ 100
3.450%, 04/01/2035	500	478
California Statewide Communities Development Authority, Los Angeles Jewish Home (CMI)
5.000%, 11/15/2012	1,210	1,256
Golden State Tobacco Securitization, Pre-refunded 06/01/2010 @ 100 (MLO)
5.600%, 06/01/2028 (b)	2,450	2,594
Golden State Tobacco Securitization, Series A, Convertible CABs, Callable 06/01/2018 @ 100, (FSA) (MLO)
0.000% through 06/01/2010,
thereafter 4.550%, 06/01/2022	1,630	1,319
Golden State Tobacco Securitization, Series B, Escrowed to Maturity (MLO)
5.000%, 06/01/2012 (a)	1,000	1,052
San Bernardino County Redevelopment Agency, Tax Allocation, San Sevaine Redevelopment Project, Series A, Callable 09/01/2015 @ 100 (RAAI)
5.000%, 09/01/2016	575	597
Woodland Financial Authority, Callable 03/01/2013 @ 102 (MLO) (XLCA)
4.700%, 03/01/2019	815	823
4.800%, 03/01/2020	855	867

		20,637

General Obligations – 2.6%
ABC Unified School District, Series A (MBIA)
4.900%, 02/01/2020	1,615	1,693
California State Economic Recovery, Series A (FGIC)
5.250%, 07/01/2014	1,000	1,077
California State, Callable 11/01/2011 @ 100
5.000%, 11/01/2018	5,000	5,131
California State, Callable 08/01/2013 @ 100
5.000%, 02/01/2016	1,000	1,042
5.000%, 02/01/2017	2,000	2,075
California State, Callable 02/01/2014 @ 100
5.000%, 02/01/2021	1,500	1,542
California State, Callable 04/01/2014 @ 100
5.125%, 04/01/2024	500	516
Placentia-Yorba Linda Unified School District, Callable 08/01/2014 @ 100 (FGIC)
5.000%, 08/01/2016	500	527
Roseville Joint Unified High School District, Callable 08/01/2011 @ 101
5.100%, 08/01/2019	390	402
San Mateo Unified High School District, Series B, Zero Coupon Bond (FGIC)
5.150%, 09/01/2017 (c)	1,000	594
Santa Monica Community College District, Capital Appreciation, 2002 Election, Series C, Zero Coupon Bond, Callable 08/01/2015 @ 95.722 (MBIA)
4.420%, 08/01/2016 (c)	2,000	1,242
Victor Elementary School District, Series A, Zero Coupon Bond (FGIC)
5.660%, 08/01/2023 (c)	2,030	873

		16,714

Certificate of Participation – 0.3%
Bakersfield, Convention Center, Series A (AMBAC)
5.000%, 04/01/2016	1,665	1,760

		39,111

Colorado – 9.6%
Revenue Bonds – 7.1%
Adams County Pollution Control Revenue, Public Service Company Colorado Project, Series A, Callable 09/01/2015 @ 100 (MBIA)
4.375%, 09/01/2017	5,000	4,927
Arapahoe County, Single Family, Escrowed to Maturity, Zero Coupon Bond
3.340%, 09/01/2010 (a) (c)	9,320	7,843
Colorado Department of Transportation (AMBAC)
6.000%, 06/15/2008	3,000	3,123
Colorado Health Facilities Authority, Parkview Medical Center, Callable 09/01/2013 @ 100
5.000%, 09/01/2016	640	648
Colorado State Educational & Cultural Facilities Authority, Bromley East Charter School Project, Pre-refunded 09/15/2011 @ 100
6.750%, 09/15/2015 (b)	1,200	1,333
Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Escrowed to Maturity
6.375%, 12/01/2011 (a)	700	740
Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Pre-refunded 12/01/2011 @ 100
6.750%, 12/01/2016 (b)	1,500	1,696
7.250%, 12/01/2021 (b)	1,500	1,729
Colorado State Educational & Cultural Facilities Authority, Pinnacle Charter School Project, Escrowed to Maturity
5.250%, 12/01/2011 (a)	1,175	1,218
Colorado State Health Facilities Authority, Catholic Health Initiatives, Series A
5.000%, 03/01/2012	745	774
Colorado State Health Facilities Authority, Covenant Retirement Communities, Callable 12/01/2015 @ 100
5.000%, 12/01/2016	500	503
Colorado State Health Facilities Authority, Longmont United Hospital, Series B (RAAI)
4.250%, 12/01/2015	1,250	1,224
Colorado State Health Facilities Authority, Retirement Facilities, Escrowed to Maturity, Zero Coupon Bond
5.500%, 07/15/2020 (a) (c)	10,000	5,054
Colorado State Health Facilities Authority, Valley View Hospital Association Project, Series A (RAAI)
5.000%, 05/15/2013	405	419
First American Funds Annual Report 2006       61

Schedule of  Investments continued

Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Colorado State Housing Finance Authority, Series A-2, Callable until 10/31/2006 @ 104.50
7.150%, 11/01/2014	$55	$56
Denver Convention Center, Hotel Authority Revenue, Callable 11/01/2016 @ 100 (XLCA)
4.125%, 12/01/2016	1,000	975
E-470 Public Highway Authority, Convertible CABs, Series C, (MBIA)
0.000% through 09/01/2011,
thereafter 5.000%, 09/01/2017	1,500	1,209
Mesa County, Escrowed to Maturity, Zero Coupon Bond
3.539%, 12/01/2011 (a) (c)	5,500	4,386
Montrose Memorial Hospital, Callable 12/01/2013 @ 102
5.700%, 12/01/2017	2,170	2,264
Northwest Parkway Public Highway Authority, Convertible CABs, (AMBAC)
0.000% through 06/15/2011,
thereafter 5.250%, 06/15/2015	2,750	2,292
Superior Metropolitan School District #1, Special Revenue (AMBAC)
4.000%, 12/01/2014	1,020	1,004
University of Northern Colorado, Callable 06/01/2015 @ 100 (FSA)
4.000%, 06/01/2016	1,505	1,469

		44,886

General Obligations – 2.2%
Denver City & County School District #1, Callable 12/01/2013 @ 100 (FSA) (STAID)
4.000%, 12/01/2014	4,545	4,491
El Paso County School District #2, Harrison, Callable 12/01/2011 @ 100 (FGIC) (STAID)
5.500%, 12/01/2016	1,280	1,368
El Paso County School District #49, Falcon, Callable 12/01/2016 @ 100 (MBIA)
5.000%, 12/01/2017	1,000	1,055
Erie, Series A, Callable 12/01/2016 @ 100 (MBIA)
4.500%, 12/01/2017 (d)	500	505
High Plains Metropolitan District, Series B (LOC: Compass Bank)
4.375%, 12/01/2015	380	376
Jefferson County School District #R-1 (MBIA)
6.500%, 12/15/2011	5,100	5,715
Midcities Metropolitan District #2 (RAAI)
4.875%, 12/01/2016 (d)	385	394

		13,904

Certificates of Participation – 0.3%
Arapahoe County (AMBAC) (MLO)
4.000%, 02/15/2014	440	433
Colorado State Department of Corrections, State Penitentiary II Project, Series B (AMBAC) (MLO)
5.000%, 03/01/2014	1,250	1,311

		1,744

		60,534

Connecticut – 0.9%
Revenue Bonds – 0.9%
Connecticut State Health & Educational Facilities Authority, Griffin Hospital, Series B (RAAI)
5.000%, 07/01/2014	1,185	1,232
Mashantucket Western Pequot Tribe, Series A, Callable 09/01/2006 @ 102, Pre-refunded 09/01/2007 @ 101
6.400%, 09/01/2011 (b) (e)	4,170	4,334

		5,566

Florida – 0.8%
Revenue Bonds – 0.4%
Lee County Industrial Development Authority, Shell Point Village Health Project, Series A
5.500%, 11/15/2008	1,000	1,016
Palm Beach County Health Facilities Authority, Abbey Delray South, Life Care Retirement Community
5.250%, 10/01/2013	1,400	1,436

		2,452

Certificate of Participation – 0.4%
Clay County School Board, Series B, Callable 07/01/2015 @ 100 (MBIA) (MLO)
5.000%, 07/01/2018	2,205	2,288

		4,740

Georgia – 0.3%
Revenue Bond – 0.2%
Cherokee County Water & Sewer Authority, Escrowed to Maturity, Callable 08/01/2006 @ 101.50 (MBIA)
11.250%, 08/01/2007 (a)	1,045	1,091

General Obligations – 0.1%
Fayette County School District, Convertible CABs, (FSA)
0.000% through 09/01/2010,
thereafter 4.150%, 03/01/2014	500	409
Fayette County School District, Convertible CABs, (FSA)
0.000% through 09/01/2010,
thereafter 4.250%, 03/01/2015	265	216
Fayette County School District, Convertible CABs, (FSA)
0.000% through 09/10/2010,
thereafter 4.350%, 03/01/2016	300	243

		868

		1,959

Idaho – 0.2%
Certificates of Participation – 0.2%
Madison County Hospital Revenue
5.000%, 09/01/2012	500	511
5.250%, 09/01/2015	295	304
5.250%, 09/01/2016	500	515

		1,330

Illinois – 17.4%
Revenue Bonds – 8.7%
Chicago, Midway Airport Project, Series C (MBIA)
5.500%, 01/01/2014	1,300	1,400
Chicago, Park District, Parking Facilities Authority, Escrowed to Maturity (ACA)
5.500%, 01/01/2008 (a)	3,585	3,670
Chicago, Single Family Mortgages, Series A, Callable until 02/28/2007 @ 103 (AMT) (FHLMC) (FNMA) (GNMA)
5.250%, 03/01/2013	10	10
The accompanying notes are an integral part of the financial statements.
62      First American Funds Annual Report 2006

Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Granite Single Family Mortgage, Escrowed to Maturity
7.750%, 10/01/2011 (a)	$635	$701
Chicago Water, Zero Coupon Bond (FGIC)
6.776%, 11/01/2008 (c)	5,150	4,686
5.260%, 11/01/2009 (c)	6,450	5,631
Illinois Development Finance Authority, Midwestern University, Series B, Callable 05/15/2011 @ 101
5.750%, 05/15/2016	350	367
Illinois Finance Authority, Clare at Water Tower Project, Series A
5.400%, 05/15/2014	1,000	987
5.500%, 05/15/2015	1,000	987
Illinois Finance Authority, Friendship Village Schaumburg, Series A
5.000%, 02/15/2015	2,500	2,462
Illinois Finance Authority, Landing at Plymouth Project, Series A
5.250%, 05/15/2014	1,320	1,304
Illinois Finance Authority, Peoples Gas, Light and Coke Co., Series A, Mandatory Put 06/01/2016 @ 100 (AMBAC)
4.300%, 06/01/2035	2,000	1,983
Illinois Health Facilities Authority, St. Benedict, Series 2003A-2, Callable until 11/14/2015 @ 100
5.750%, 11/15/2015	2,750	2,751
Illinois Sports Facilities Authority, Convertible CABs, (AMBAC)
0.000% through 06/15/2010,
thereafter 4.750%, 06/15/2013	1,405	1,205
Illinois Sports Facilities Authority, Convertible CABs, Callable 06/15/2015 @ 101, (AMBAC)
0.000% through 06/15/2010,
thereafter 5.100%, 06/15/2016	1,620	1,406
Illinois State Development Finance Authority, Elgin School District, Zero Coupon Bond
5.210%, 01/01/2018 (c)	2,750	1,604
Illinois State Development Finance Authority, Elmhurst Community School #205, Pre-refunded 01/01/2011 @ 100 (FSA)
6.375%, 01/01/2013 (b)	1,025	1,126
Illinois State Development Finance Authority, Waste Management Incorporated Project (AMT)
5.850%, 02/01/2007	1,000	1,009
Illinois State Educational Facilities Authority, Loyola University of Chicago, Series A, Escrowed to Maturity
7.000%, 07/01/2007 (a)	1,000	1,016
Illinois State Health Facilities Authority, Covenant Retirement Communities, Series A (RAAI)
4.350%, 12/01/2010	1,605	1,613
Illinois State Health Facilities Authority, Evangelical, Escrowed to Maturity
6.750%, 04/15/2012 (a)	1,320	1,451
Illinois State Health Facilities Authority, Mercy Hospital & Medical Center, Escrowed to Maturity, Callable until 12/31/2014 @ 100
10.000%, 01/01/2015 (a)	695	871
Illinois State Sales Tax
6.000%, 06/15/2009	2,500	2,643
5.100%, 06/15/2010	2,000	2,083
Metropolitan Pier & Exposition Authority, State Sales Tax, Convertible CABs, (MBIA)
0.000% through 06/15/2012,
thereafter 5.200%, 06/15/2017	1,000	777
Metropolitan Pier & Exposition Authority, State Sales Tax, Series A (AMBAC)
6.000%, 06/15/2007	750	765
Metropolitan Pier & Exposition Authority, State Sales Tax, Series A, Callable 12/15/2009 @ 101 (FGIC)
5.550%, 12/15/2011	675	714
Metropolitan Pier & Exposition Authority, State Sales Tax, Series A, Escrowed to Maturity, Zero Coupon Bond (FGIC)
5.000%, 06/15/2009 (a) (c)	1,465	1,300
Morton Grove, Residential Housing, Escrowed to Maturity (MBIA)
7.350%, 09/01/2009 (a)	5,570	6,117
Southwestern Illinois Development Authority Revenue, Local Government, Triad School District 2 (MBIA)
4.250%, 10/01/2016	300	296
Southwestern Illinois Development Authority Revenue, Local Government, Triad School District 2, Callable 10/01/2016 @ 100 (MBIA)
4.250%, 10/01/2017	615	602
5.000%, 10/01/2018	1,000	1,044

		54,581

General Obligations – 8.7%
Champaign County Community Unit School District #004
8.250%, 01/01/2009	1,315	1,444
Chicago, City Colleges, Zero Coupon Bond (FGIC)
5.900%, 01/01/2015 (c)	10,000	6,816
Chicago, Convertible CABs, Series A, (MBIA)
0.000% through 01/01/2011,
thereafter 5.300%, 01/01/2016	2,000	1,694
Chicago, Project & Refunding (FSA)
5.500%, 01/01/2013	1,000	1,076
Chicago, Project & Refunding, Series A (FGIC)
5.250%, 01/01/2011	5,000	5,255
Cook County Community Unit School District #65, Evanston, Series A (FSA)
6.375%, 05/01/2009	3,000	3,191
Cook County Community Unit School District #102, La Grange, Zero Coupon Bond (FGIC)
5.200%, 12/01/2013 (c)	2,440	1,762
Cook County Community Unit School District #401, Elmwood Park, Zero Coupon Bond (FSA)
5.800%, 12/01/2011 (c)	3,625	2,889
Cook County, Escrowed to Maturity (MBIA)
7.250%, 11/01/2007 (a)	1,380	1,411
Cook County High School District #209, Proviso Township, Convertible CABs, (FSA)
0.000% through 12/01/2007,
thereafter 5.000%, 12/01/2016	1,000	969
Cook County School District #088, Bellwood, Series B, Callable 12/01/2014 @ 100 (FSA)
5.000%, 12/01/2017	1,675	1,743
First American Funds Annual Report 2006       63

Schedule of  Investments continued

Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Cook County School District #123, Oak Lawn, Capital Appreciation, Zero Coupon Bond (MBIA)
5.100%, 12/01/2015 (c)	$2,250	$1,470
Cook County, Series A (MBIA)
6.250%, 11/15/2011	1,000	1,105
Du Page County Community High School District #94, West Chicago (FSA)
7.250%, 11/01/2009	1,780	1,955
Illinois State, First Series, Callable 08/01/2010 @ 100
5.500%, 08/01/2015	4,500	4,743
Lake County Community Unit School District #60, Waukegan, Series B (FSA)
7.500%, 12/01/2008	3,640	3,931
Lake County School District #56, Gurnee (FGIC)
8.375%, 01/01/2010	1,290	1,468
Madison & Jersey Counties Unit School District #11, Alton, Capital Appreciation, Zero Coupon Bond (FSA)
5.350%, 12/01/2019 (c)	2,100	1,100
Rockford School District #205 (FGIC)
5.000%, 02/01/2014	500	525
St. Clair County, Callable 10/01/2009 @ 102 (FGIC)
6.000%, 10/01/2011	1,000	1,078
Will County School District #86, Joliet, Zero Coupon Bond (FSA)
5.600%, 11/01/2017 (c)	3,870	2,273
Winnebago & Boone Counties School District #205, Series C, Partially Escrowed to Maturity (FGIC)
6.000%, 02/01/2008 (a)	5,065	5,227
Winnebago County School District #122, Harlem-Love Park, Zero Coupon Bond (FSA)
5.200%, 01/01/2017 (c)	3,000	1,832

		54,957

		109,538

Indiana – 2.0%
Revenue Bonds – 1.8%
Crown Point Multi-School Building, First Mortgage (MBIA) (MLO)
7.625%, 01/15/2008	1,000	1,054
Evansville Vanderburgh, Public Leasing, Pre-refunded 01/15/2012 @ 100 (MBIA) (MLO)
5.750%, 07/15/2018 (b)	1,000	1,086
Franklin Township Independent School Building Corporation, Escrowed to Maturity
5.750%, 07/15/2009 (a)	1,235	1,300
Indiana State Housing Authority, Series B-1, Callable until 07/01/2006 @ 102
6.150%, 07/01/2017	210	213
Indiana Transportation Finance Authority, Escrowed to Maturity, Callable 06/01/2011 @ 100
5.750%, 06/01/2012 (a)	180	193
Indiana Transportation Finance Authority, Series A (AMBAC)
5.750%, 06/01/2012	1,820	1,981
Indiana University, Series K, Zero Coupon Bond (MBIA)
5.360%, 08/01/2011 (c)	750	607
St. Joseph County Hospital Authority, Callable 02/15/2008 @ 101 (MBIA)
4.750%, 08/15/2012	1,000	1,018
St. Joseph County Independent Economic Development Revenue, Holy Cross Village, Notre Dame Project, Series A
5.750%, 05/15/2016	450	462
St. Joseph County Independent Economic Development Revenue, Holy Cross Village, Notre Dame Project, Series A, Callable 05/15/2011 @ 100
5.550%, 05/15/2019	230	231
St. Joseph County Independent Hospital Authority, Health Facilities Revenue, Madison Center Obligation Group Project, Callable 02/15/2015 @ 100
5.250%, 02/15/2028	2,295	2,243
Wayne Independent Marion County School Building Corporation, First Meeting (FGIC) (MLO) (STAID)
4.000%, 07/15/2017	275	263
Zionsville Community Schools Building, First Mortgage Bonds, Pre-refunded 01/15/2012 @ 100 (FGIC) (MLO) (STAID)
5.750%, 07/15/2015 (b)	775	842

		11,493

General Obligation – 0.2%
Gary Sanitation District, Special Tax District (RAAI)
3.750%, 02/01/2011	1,260	1,236

		12,729

Iowa – 1.9%
Revenue Bonds – 1.9%
Iowa Finance Authority Retirement Community, Friendship Haven Project, Series A, Callable 11/15/2009 @ 100
5.750%, 11/15/2019	500	498
Iowa Higher Education Authority, Central College
5.450%, 10/01/2026	1,000	1,034
Iowa Higher Education Authority, Wartburg College Project, Pre-refunded 10/01/2012 @ 100 (ACA) (MBIA)
5.500%, 10/01/2028 (b)	2,000	2,147
Iowa Higher Education Authority, Wartburg College Project, Series A, Callable 10/01/2013 @ 100
4.700%, 10/01/2016	925	899
4.750%, 10/01/2017	1,100	1,071
4.800%, 10/01/2018	1,155	1,124
5.000%, 10/01/2023	1,475	1,435
Iowa State University, Science & Technology University Revenue, Dorm ISU (AMBAC)
4.000%, 07/01/2013	595	593
4.000%, 07/01/2014	650	645
4.000%, 07/01/2015	350	345
Muscatine Electric, Escrowed to Maturity, Callable 07/01/2006 @ 100
9.700%, 01/01/2013 (a)	1,790	2,127

		11,918

The accompanying notes are an integral part of the financial statements.
64      First American Funds Annual Report 2006

Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Kansas – 2.6%
Revenue Bonds – 1.9%
Butler County Public Building Authority (MBIA) (MLO)
6.375%, 10/01/2010	$1,000	$1,091
Johnson County Residual Housing, Escrowed to Maturity, Zero Coupon Bond
3.800%, 05/01/2012 (a) (c)	7,500	5,879
Kansas State Development Finance Authority, Health Facilities Revenue, Hays Medical Center, Series L, Callable 11/15/2015 @ 100
4.500%, 11/15/2017	1,405	1,361
La Cygne Environmental Improvement Revenue, Kansas City Power & Light (XLCA)
4.050%, 03/01/2015	1,000	972
Olathe Senior Living Facility Revenue, Catholic Care Campus, Series A
5.750%, 11/15/2013	700	718
5.750%, 11/15/2014	765	785
5.750%, 11/15/2015	820	842
Sedgwick & Shawnee Counties, Single Family Mortgages, Series A-2 (GNMA)
6.700%, 06/01/2029	420	424

		12,072

General Obligations – 0.7%
Johnson County Unified School District #232, Series A, Callable 09/01/2015 @ 100 (FSA)
4.250%, 09/01/2016	2,000	1,987
Sedgwick County School District #267 (AMBAC)
5.250%, 11/01/2012	1,045	1,117
Wyandotte County School District #204, Bonner Springs, Series A, Callable 09/01/2015 @ 100 (FGIC)
4.100%, 09/01/2016	1,035	1,016

		4,120

		16,192

Kentucky – 0.7%
Revenue Bonds – 0.7%
Kentucky State Turnpike Authority, Escrowed to Maturity
7.200%, 07/01/2009 (a)	885	925
Kentucky State Turnpike Authority, Escrowed to Maturity, Callable until 06/30/2011 @ 100
6.000%, 07/01/2011 (a)	640	669
Louisville Water, Escrowed to Maturity
6.000%, 11/15/2007 (a)	1,250	1,283
Louisville Water, Escrowed to Maturity, Callable until 10/31/2007 @ 101
6.375%, 11/01/2007 (a)	1,000	1,033
Murray State University, Housing & Dining Services Revenue, Series Q, Callable 09/01/2015 @ 100 (MBIA)
4.125%, 09/01/2016	520	511

		4,421

Louisiana – 0.7%
Revenue Bonds – 0.5%
Louisiana Local Government Environmental Facilities, Community Development Authority, Callable 01/01/2012 @ 101 (AMT)
6.650%, 01/01/2025	730	778
Louisiana Public Facilities Authority, Pennington Medical Foundation Project, Callable 07/01/2016 @ 100
5.000%, 07/01/2021	1,000	1,009
St. Tammany Parish Sales Tax Revenue, District #03, Sales & Use Tax, Callable 06/01/2016 @ 101 (CIFG)
5.000%, 06/01/2017	1,405	1,461

		3,248

General Obligation – 0.2%
St. Tammany Parish Wide School District #12 (FSA)
4.000%, 03/01/2016	1,390	1,338

		4,586

Maine – 0.3%
General Obligation – 0.3%
Maine Municipal Bond Bank, Series B (FSA)
5.750%, 11/01/2010	2,000	2,144

Maryland – 0.2%
Revenue Bond – 0.2%
Maryland State Department of Transportation, Callable 02/15/2016 @ 100
4.250%, 02/15/2017	1,000	995

Massachusetts – 3.6%
Revenue Bonds – 3.1%
Boston Industrial Development Financing Authority, Crosstown Center Project, Callable 09/01/2012 @ 102 (AMT)
6.500%, 09/01/2035	2,000	2,036
Massachusetts Bay Transportation Authority, General Transportation System Project, Series C (FGIC)
5.750%, 03/01/2010	2,100	2,228
Massachusetts Bay Transportation Authority, Series A
6.250%, 03/01/2012	1,875	2,078
Massachusetts State Commonwealth, Special Obligation, Series A
5.500%, 06/01/2013	1,000	1,081
Massachusetts State Health & Educational Authority Revenue, Berkshire Health System, Series F (AGTY)
5.000%, 10/01/2015	2,000	2,088
Massachusetts State Health & Educational Facilities Authority, Partners Healthcare System, Series A, Callable 07/01/2007 @ 101 (MBIA)
5.100%, 07/01/2010	3,000	3,057
Massachusetts State, Multifamily Housing, Escrowed to Maturity, Callable 10/01/2006 @ 100 (FHA)
6.350%, 04/01/2008 (a)	430	431
Massachusetts State Port Authority
5.750%, 07/01/2012	1,000	1,079
Massachusetts State Port Authority, Escrowed to Maturity, Callable until 06/30/2013 @ 100
13.000%, 07/01/2013 (a)	3,990	5,267

		19,345

General Obligation – 0.5%
Massachusetts State, Series A, Pre-refunded 01/01/2011 @ 100
5.125%, 01/01/2016 (b)	3,000	3,137

		22,482

Michigan – 4.2%
Revenue Bonds – 2.3%
Detroit Water Supply, Escrowed to Maturity, Callable until 06/30/2012 @ 100 (FGIC)
6.250%, 07/01/2012 (a)	285	305
First American Funds Annual Report 2006       65

Schedule of  Investments continued

Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Michigan State Hospital Finance Authority, Henry Ford Health Systems, Series A, Callable 03/01/2013 @ 100
5.500%, 03/01/2015	$3,500	$3,769
Michigan State Hospital Finance Authority, Henry Ford Hospital, Escrowed to Maturity, Callable until 04/30/2008 @ 100
9.000%, 05/01/2008 (a)	2,470	2,624
Michigan State Housing Development Authority, Green Hill Project, Callable until 07/15/2006 @ 101 (FNMA)
5.125%, 07/15/2008	1,045	1,046
Romulus Economic Development Corporation, Partnership Project, Escrowed to Maturity, Callable until 10/31/2006 @ 100.50
7.000%, 11/01/2015 (a)	1,300	1,541
Wayne Charter County Airport, Series A, Callable 12/01/2008 @ 101 (AMT) (MBIA)
5.250%, 12/01/2009	5,000	5,174

		14,459

General Obligations – 1.9%
Chippewa Valley Schools, Callable 05/01/2012 @ 100 (MQSBLF)
5.500%, 05/01/2014	1,775	1,897
Constantine Public Schools, Callable 11/01/2012 @ 100 (MQSBLF)
5.000%, 05/01/2016	1,075	1,122
Detroit (AMT) (FSA)
5.750%, 04/01/2009	1,255	1,311
Lakeshore Public Schools, Callable 05/01/2011 @ 100 (MQSBLF)
5.000%, 05/01/2012	1,160	1,208
Lakeview Public Schools, Callable 05/01/2011 @ 100 (MQSBLF)
5.000%, 05/01/2014	1,985	2,058
Rochester Community School District, Series 1, Pre-refunded 05/01/2010 @ 100 (FGIC)
5.375%, 05/01/2011 (b)	2,000	2,102
Woodhaven Brownstown School District (FSA) (MQSBLF)
5.000%, 05/01/2014	2,000	2,109

		11,807

		26,266

Minnesota – 3.2%
Revenue Bonds – 2.5%
Minneapolis & St. Paul Metropolitan Airports Commission, Series B (AMT) (FGIC)
5.750%, 01/01/2010	1,000	1,053
Minneapolis & St. Paul Metropolitan Airports Commission, Series B, Callable 01/01/2008 @ 101 (AMBAC) (AMT)
5.375%, 01/01/2010	3,000	3,083
Minneapolis Hospital & Rehabilitation, Escrowed to Maturity
10.000%, 06/01/2013 (a)	850	1,031
Minnesota Agricultural & Economic Development Board, Health Care Systems, Series A, Callable 11/15/2010 @ 101
5.875%, 11/15/2011	2,135	2,280
Minnesota State Higher Education Facilities Revenue, College of Art & Design, Series 6-K
5.000%, 05/01/2012 (d)	295	304
Minnesota State Municipal Power Agency, Electric Revenue, Callable 10/01/2015 @ 100
4.375%, 10/01/2025	1,950	1,797
Monticello Big Lake Community Hospital District, Health Care Facilities, Series C
5.250%, 12/01/2011	1,940	2,007
St. Paul Housing & Redevelopment Authority, Callable 08/01/2006 @ 102.50 (AMBAC)
6.500%, 02/01/2009	1,315	1,351
St. Paul Port Authority Hotel, Pre-refunded 08/01/2008 @ 100
8.050%, 08/01/2021 (b)	2,335	2,525

		15,431

General Obligations – 0.7%
Moorhead Independent School District #152, Crossover Refunded 04/01/2012 @ 100 (FGIC) (MSDCEP)
5.000%, 04/01/2013 (f)	1,270	1,325
New Brighton Tax Increment, Series A (MBIA)
4.250%, 02/01/2015 (d)	610	612
Robbinsdale Independent School District #281, Crossover Refunded 02/01/2009 @ 100 (MSDCEP)
5.250%, 02/01/2012 (f)	1,435	1,479
South Washington County Independent School District #833, Series A, Crossover Refunded 02/01/2010 @ 100 (MSDCEP)
5.300%, 02/01/2011 (f)	1,000	1,043

		4,459

		19,890

Mississippi – 0.5%
Revenue Bonds – 0.2%
Mississippi Development Bank Special Obligation, Hattiesburg Water & Sewer, Callable 08/01/2016 @ 100 (AMBAC)
4.125%, 08/01/2017	575	558
4.125%, 08/01/2018	800	770

		1,328

General Obligation – 0.3%
Madison County School District, Series A (FGIC)
4.000%, 09/01/2015	1,790	1,745

		3,073

Missouri – 0.9%
Revenue Bonds – 0.8%
Hannibal Industrial Development Authority, Health Facilities Revenue, Hannibal Regional Hospital
4.350%, 03/01/2014	1,405	1,380
Joplin Individual Development Authority Health Facilities, Freeman Health System Project
4.125%, 02/15/2009	750	745
Missouri Joint Municipal Electric Utilities, Commission Power Project Revenue, Plum Point Project, Callable 01/01/2016 @ 100 (MBIA)
4.200%, 01/01/2018	1,000	976
The accompanying notes are an integral part of the financial statements.
66      First American Funds Annual Report 2006

Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Missouri State Health & Educational Facilities Revenue, Senior Living Facilities, Lutheran, Series B
4.350%, 02/01/2015	$850	$824
4.375%, 02/01/2016	930	892

		4,817

General Obligation – 0.1%
Nixa Recognized School District #R 02, Missouri Direct Deposit Program, Callable 03/01/2016 @ 100 (FSA) (STAID)
5.000%, 03/01/2018	530	556

		5,373

Montana – 0.1%
Revenue Bond – 0.1%
Montana Facilities Financial Authority, Health Care Facilities Revenue, Master Loan Project, North Montgomery Group Project
4.500%, 10/01/2014	435	440

Nebraska – 1.3%
Revenue Bonds – 1.1%
Douglas County Hospital Authority #002, Nebraska Medical Center, Clarkson Regional Health Guaranty (GTY)
5.000%, 11/15/2011	2,860	2,951
Douglas County Zoo Facilities Revenue, Omaha’s Henry Doory Zoo Project, Callable 04/13/2015 @ 100
4.750%, 09/01/2017	745	748
4.750%, 09/01/2018	740	740
Nebraska Investment Financial Authority, Great Plains Regional Medical Center (RAAI)
4.700%, 11/15/2011	500	511
Nebraska Investment Financial Authority, Great Plains Regional Medical Center, Callable 05/15/2012 @ 100 (RAAI)
4.800%, 11/15/2012	500	512
4.900%, 11/15/2013	600	615
Omaha Northwest Library Facilities, Pre-refunded 08/15/2007 @ 102 (MLO)
5.250%, 08/15/2012 (b)	975	1,009

		7,086

General Obligation – 0.2%
Lincoln-Lancaster County Public Building, Tax Supported Lease Rental, Callable 04/15/2015 @ 100 (MLO)
4.500%, 10/15/2015	1,020	1,035

		8,121

Nevada – 1.8%
Revenue Bonds – 0.7%
Carson City, Carson-Tahoe Hospital Project
5.750%, 09/01/2011	1,000	1,046
5.750%, 09/01/2012	1,055	1,109
Director of the State of Nevada, Development of Business & Industry, Las Ventanas Retirement Project, Series B, Callable 11/15/2014 @ 100
6.750%, 11/15/2023	2,150	2,122

		4,277

General Obligations – 1.1%
Clark County School District, Building & Renovation, Series B, Pre-refunded 06/15/2007 @ 101 (FGIC)
5.750%, 06/15/2008 (b)	1,000	1,028
Nevada State, Pre-refunded 06/01/2008 @ 100
5.250%, 06/01/2011 (b)	3,000	3,078
Washoe County, Escrowed to Maturity, Callable 08/01/2006 @ 100
9.875%, 08/01/2009 (a)	2,890	3,157

		7,263

		11,540

New Hampshire – 0.4%
Revenue Bonds – 0.4%
New Hampshire Health & Education Facilities Authority, Callable 07/01/2014 @ 100
5.375%, 07/01/2024	1,250	1,285
New Hampshire State Health & Educational Facilities Authority, Speare Memorial Hospital, Callable 07/01/2015 @ 100
5.500%, 07/01/2025	1,000	1,003

		2,288

New Jersey – 1.0%
Revenue Bonds – 1.0%
New Jersey Economic Development Authority, Cigarette Tax
5.500%, 06/15/2016	2,000	2,125
New Jersey Health Care Facilities, Capital Health Systems, Series A
5.500%, 07/01/2012	1,500	1,571
New Jersey State Transportation Trust Fund Authority, Series A
5.500%, 06/15/2008	2,000	2,057
New Jersey State Turnpike Authority, Escrowed to Maturity
6.750%, 01/01/2009 (a)	605	609

		6,362

New York – 2.7%
Revenue Bonds – 1.0%
Hempstead Town Industrial Development Agency, Callable 12/01/2006 @ 102 (MBIA)
5.000%, 12/01/2008	2,000	2,048
Long Island Power Authority, Series B
5.250%, 12/01/2013	4,000	4,247

		6,295

General Obligations – 1.7%
New York, Series A, Callable 08/01/2012 @ 100
5.750%, 08/01/2015	3,220	3,479
New York, Series C, Callable 03/15/2012 @ 100
5.500%, 03/15/2014	3,000	3,177
New York, Series D
5.500%, 06/01/2012	2,000	2,134
New York, Series G (XLCA)
5.500%, 08/01/2012	2,000	2,149

		10,939

		17,234

North Carolina – 0.8%
Revenue Bonds – 0.8%
North Carolina Eastern Power Agency, Series D
5.375%, 01/01/2013	2,955	3,116
North Carolina Power Agency #1, Series A, Callable 01/01/2013 @ 100 (FSA)
5.250%, 01/01/2016	2,000	2,116

		5,232

First American Funds Annual Report 2006       67

Schedule of  Investments continued

Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Ohio – 1.9%
Revenue Bonds – 1.2%
Lorain County Hospital Facilities, Catholic Healthcare Partners, Series B, Callable 09/01/2007 @ 102 (MBIA)
5.375%, 09/01/2009	$1,000	$1,033
Miami County Hospital Facilities, Upper Valley Medical Center
5.250%, 05/15/2016	750	779
Ohio State Higher Education Facilities Revenue, John Carroll University Project
4.000%, 04/01/2014	1,135	1,110
4.500%, 04/01/2015	1,000	1,012
Ohio State Higher Education Facilities Revenue, John Carrol University Project, Callable 04/01/2016 @ 100
4.300%, 04/01/2018	550	533
Ohio State Water Development Authority, Escrowed to Maturity, Callable 12/01/2006 @ 100
9.375%, 12/01/2010 (a)	1,550	1,692
Richland County Hospital Facilities, Series A
5.550%, 11/15/2006	765	770
5.650%, 11/15/2008	595	615

		7,544

General Obligations – 0.5%
Hilliard School District, Series A, Callable 12/01/2016 @ 100 (MBIA)
5.000%, 12/01/2017	1,260	1,330
Lakota Local School District, Callable 12/01/2015 @ 100 (FSA)
4.200%, 12/01/2017	1,685	1,661
North Olmsted, Limited Tax Capital Improvement, Series C, Callable 12/01/2016 @ 100 (AMBAC)
4.125%, 12/01/2017	400	389

		3,380

Certificate of Participation – 0.2%
Akron, Callable 06/01/2015 @ 100 (AGTY) (MLO)
5.000%, 12/01/2015	1,000	1,036

		11,960

Oklahoma – 1.7%
Revenue Bonds – 1.7%
Cherokee County Economic, Escrowed to Maturity, Zero Coupon Bond (AMBAC)
5.610%, 11/01/2011 (a) (c)	3,340	2,681
McClain County Economic Development Authority, Educational Facilities Lease Revenue, Newcastle Public Schools Project (MLO)
5.000%, 09/01/2009	510	520
5.000%, 09/01/2011	345	354
5.000%, 09/01/2012	355	366
4.125%, 09/01/2013	250	244
Oklahoma City Industrial & Cultural Facilities, Oklahoma City Project, Callable 10/01/2014 @ 101 (AMT)
5.750%, 01/01/2023	1,430	1,462
South Oklahoma City, Callable until 01/31/2013 @ 100, Pre-refunded 02/01/2010 @ 100
9.750%, 02/01/2013 (b)	3,270	3,733
Tulsa Educational Facilities Authority, Holland Hall School Project, Series B, Callable 12/01/2008 @ 101
4.600%, 12/01/2009	1,195	1,213

		10,573

Oregon – 0.9%
General Obligations – 0.6%
Clackamas County School District #108, Estacada (FSA) (SBG)
5.250%, 06/15/2017	1,205	1,299
Lane County School District #52, Bethel (SBG)
5.500%, 06/15/2009	1,000	1,045
Morrow County School District #001 (FSA) (SBG)
5.250%, 06/15/2016	1,245	1,338

		3,682

Certificate of Participation – 0.3%
Oregon State Department of Administrative Services, Series E, Callable 11/01/2012 @ 100 (FSA) (MLO)
5.000%, 11/01/2014	2,170	2,274

		5,956

Pennsylvania – 1.5%
Revenue Bonds – 1.0%
Delaware County Hospital Revenue Authority, Crozer-Chester Medical Center (RAAI)
5.000%, 12/15/2015	1,275	1,327
Delaware County Hospital Revenue Authority, Crozer-Chester Medical Center, Callable 12/15/2015 @ 100 (RAAI)
5.000%, 12/15/2017	1,405	1,449
Montgomery County Industrial Development Authority, Whitemarsh Continued Care Project, Callable 02/01/2015 @ 100
6.125%, 02/01/2028	1,000	1,050
Westmoreland County Independent Development Authority Revenue, Retirement Community, Redstone, Series A
5.375%, 01/01/2014	1,100	1,111
5.500%, 01/01/2016	1,200	1,217

		6,154

General Obligations – 0.5%
Central Greene School District, Capital Appreciation, Escrowed to Maturity, Zero Coupon Bond, Callable until 05/31/2007 @ 101.50 of compound accreted value (MBIA) (STAID)
4.690%, 12/01/2007 (a) (c)	2,000	1,894
Ephrata Area School District, Callable 04/15/2016 @ 100 (FGIC) (STAID)
4.500%, 04/15/2018	1,500	1,503

		3,397

		9,551

South Carolina – 1.5%
Revenue Bonds – 1.5%
Charleston EDL Excellence Finance, Charleston County School District Project (MLO)
5.000%, 12/01/2013	2,000	2,091
The accompanying notes are an integral part of the financial statements.
68      First American Funds Annual Report 2006

Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Lexington County Health Services District, Lexington Medical Center, Callable 11/01/2013 @ 100
5.500%, 11/01/2023	$2,000	$2,065
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series A
6.000%, 08/01/2013	1,000	1,090
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series C
6.000%, 08/01/2013	2,000	2,180
South Carolina State Public Service Authority, Series A (MBIA)
5.500%, 01/01/2010	1,665	1,751

		9,177

South Dakota – 1.4%
Revenue Bonds – 0.8%
South Dakota State Health & Educational Facilities Authority, Sioux Valley Hospital
5.250%, 11/01/2008	900	924
South Dakota State Health & Educational Facilities Authority, Westhills Village Retirement
5.800%, 09/01/2006	735	737
5.900%, 09/01/2007	755	767
4.750%, 09/01/2011	530	537
5.000%, 09/01/2012	1,000	1,027
South Dakota State Health & Educational Facilities Authority, Westhills Village Retirement Community, Callable 09/01/2012 @ 101
5.000%, 09/01/2013	1,000	1,023

		5,015

Certificates of Participation – 0.6%
Deadwood (ACA) (MLO)
5.500%, 11/01/2007	800	815
5.600%, 11/01/2008	845	872
Deadwood, Callable 11/01/2015 @ 100 (ACA) (MLO)
5.000%, 11/01/2018	2,385	2,420

		4,107

		9,122

Tennessee – 2.2%
Revenue Bonds – 1.7%
Metropolitan Government Nashville & Davidson County, Escrowed to Maturity, Callable 10/01/2006 @ 102
6.400%, 04/01/2011 (a)	1,030	1,138
Shelby County Health, Educational & Housing Facilities Board, Methodist Healthcare, Pre-refunded 09/01/2012 @ 100
6.000%, 09/01/2016 (b)	1,500	1,661
Shelby County Health, Educational & Housing Facilities Board, St. Jude’s Children’s Research
5.000%, 07/01/2009	400	407
Sullivan County Health, Educational & Housing Facilities Board, Wellmont Health Systems Project, Callable 09/01/2013 @ 100 (RAAI)
5.000%, 09/01/2016	2,000	2,058
Sullivan County Health, Educational & Housing Facilities Board, Wellmont Health Systems Project, Escrowed to Maturity
6.250%, 09/01/2011 (a)	1,465	1,601
6.250%, 09/01/2012 (a)	1,085	1,200
Sullivan County Health, Educational & Housing Facilities Board, Wellmont Health Systems Project, Pre-refunded 09/01/2012 @ 101
6.500%, 09/01/2013 (b)	2,215	2,498

		10,563

General Obligations – 0.5%
Knoxville, Series A
5.000%, 05/01/2016	1,030	1,089
Memphis (MBIA)
5.000%, 10/01/2016	2,000	2,120

		3,209

		13,772

Texas – 9.3%
Revenue Bonds – 3.9%
Abilene Health Facilities Development, Sears Methodist Retirement, Series A
5.250%, 11/15/2006	1,175	1,178
5.300%, 11/15/2007	1,000	1,013
5.350%, 11/15/2008	1,300	1,327
Brazos River Authority, Electric Company Project, Series 1999-B, Mandatory Put 04/01/2013 @ 100 (AMT)
6.750%, 09/01/2034	2,000	2,200
Brazos River Authority, Electric Company Project, Series C, Mandatory Put 11/01/2011 @ 100 (AMT)
5.750%, 05/01/2036	1,585	1,664
Brazos River Harbor District, Dow Chemical, Series A-5, Mandatory Put 05/15/2012 @ 100 (AMT)
5.700%, 05/15/2033	1,000	1,055
Grapevine Industrial Development, Air Cargo, Callable 01/01/2012 @ 101 (AMT)
6.500%, 01/01/2024	490	524
Gregg County Health Facilities Development, Good Shepherd Medical Center, Series A
5.750%, 10/01/2009	2,895	2,981
Houston Health Facilities Development, Buckingham Senior Living Community, Series A, Callable 02/15/2014 @ 101
7.000%, 02/15/2023	2,000	2,201
Odessa Housing Finance, Escrowed to Maturity, Zero Coupon Bond, Callable 12/01/2006 @ 64.958 (MBIA)
3.780%, 06/01/2012 (a) (c)	1,465	1,138
Richardson Hospital Authority
5.500%, 12/01/2013	1,290	1,356
Richardson Hospital Authority, Callable 12/01/2013 @ 100
5.500%, 12/01/2014	1,310	1,370
San Antonio Electric & Gas, Series A, Callable 02/01/2009 @ 101
5.250%, 02/01/2013	2,135	2,216
Tarrant County Cultural Education Financial Corporation Retirement Facilities, Northwest Senior Housing, Edgemere Project, Series A
5.750%, 11/15/2014	1,235	1,280
Travis County Health Facilities, Development Retirement Facilities Revenue, Querencia Barton Creek Project, Callable 11/15/2015 @ 100
5.250%, 11/15/2017	1,000	981
5.500%, 11/15/2025	900	878
Tyler Health Facilities, Mother Frances Hospital
5.250%, 07/01/2012	1,000	1,038

		24,400

First American Funds Annual Report 2006       69

Schedule of  Investments continued

Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

General Obligations – 5.4%
Alvin Independent School District, Callable 02/15/2016 @ 100 (PSFG)
4.250%, 02/15/2018	$1,360	$1,326
Austin, Callable 09/01/2011 @ 100
5.000%, 09/01/2013	4,510	4,699
Brownsville, Callable 02/15/2015 @ 100 (MBIA)
5.000%, 02/15/2017	2,125	2,215
Cypress-Fairbanks Independent School District, Pre-refunded 02/15/2010 @ 100 (PSFG)
5.500%, 02/15/2018 (b)	4,000	4,214
Donna Independent School District, Callable 02/15/2015 @ 100 (GTY) (PSFG)
5.000%, 02/15/2019	1,440	1,492
El Campo Independent School District, Callable 08/15/2015 @ 100 (PSFG)
4.500%, 08/15/2018	600	599
Frisco, Callable 02/05/2011 @ 100 (FGIC)
5.000%, 02/15/2018	1,125	1,160
5.000%, 02/15/2019	1,675	1,719
Irving Independent School District, Series A, Zero Coupon Bond (PSFG)
5.000%, 02/15/2009 (c)	5,000	4,496
Kaufman County, Callable 02/15/2012 @ 100 (FSA)
5.000%, 02/15/2017	1,000	1,033
Keller Independent School District, Callable 08/15/2011 @ 100 (PSFG)
5.375%, 08/15/2014	235	248
Laredo, Callable 02/15/2015 @ 100 (MBIA)
4.500%, 02/15/2016	525	530
Los Fresnos Independent School District, Callable 08/15/2015 @ 100 (PSFG)
4.000%, 08/15/2017	1,305	1,251
Mission Independent School District (GTY) (PSFG)
5.000%, 02/15/2015	1,430	1,506
North Harris Montgomery Community College District, Callable 02/15/2012 @ 100 (FGIC)
5.375%, 02/15/2015	2,535	2,691
Port Houston Authority, Harris County, Series B, Callable 10/01/2011 @ 100 (AMT) (FGIC)
5.500%, 10/01/2012	2,405	2,540
Santa Fe Independent School District, Callable 02/15/2013 @ 100 (PSFG)
4.250%, 02/15/2015	1,365	1,364
United Independent School District (PSFG)
5.000%, 08/15/2015	1,000	1,055

		34,138

		58,538

Utah – 0.9%
Revenue Bonds – 0.7%
Salt Lake & Sandy Metropolitan Water District, Series A (AMBAC)
5.000%, 07/01/2015	2,500	2,629
South Jordan, Sales Tax, Callable 08/15/2011 @ 100 (AMBAC)
5.500%, 08/15/2018	1,000	1,063
Utah State Housing Finance Agency, Single Family Mortgages, Issue F-1, Callable until 07/01/2006 @ 102 (FHA) (VA)
6.300%, 01/01/2018	35	36
Utah State Housing Finance Agency, Single Family Mortgages, Series III, Class R, Callable 07/01/2006 @ 102 (FHA) (VA)
5.950%, 07/01/2008	470	480

		4,208

General Obligation – 0.2%
Ashley Valley Water & Sewer, Escrowed to Maturity, Callable 07/01/2006 @ 102 (AMBAC)
10.900%, 01/01/2010 (a)	1,095	1,241

		5,449

Virginia – 0.4%
Revenue Bonds – 0.4%
Richmond Industrial Development Authority, Government Facilities (AMBAC) (MLO)
5.000%, 07/15/2018	1,795	1,888
Riverside Regional Jail Authority, Callable until 07/01/2006 @ 102 (MBIA)
5.700%, 07/01/2008	905	915

		2,803

Washington – 4.7%
Revenue Bonds – 1.3%
Energy Northwest, Washington Wind Project, Series A, Pre-refunded 01/01/2007 @ 103
5.100%, 07/01/2009 (b)	1,850	1,916
5.200%, 07/01/2010 (b)	1,950	2,020
Energy Northwest, Wind Project, Callable 07/01/2014 @ 100 (MBIA)
4.500%, 07/01/2015	1,000	1,013
Port Seattle Passenger Facility Charge, Series B (AMBAC) (AMT)
5.000%, 12/01/2007	1,000	1,014
Snohomish County Housing Authority, Callable 10/01/2006 @ 100
6.300%, 04/01/2016	1,035	1,038
Washington State Public Power Supply System, Nuclear Project #2, Series A, Pre-refunded 07/01/2006 @ 102 (AMBAC)
5.700%, 07/01/2011 (b)	1,000	1,020

		8,021

General Obligations – 3.4%
Clark County School District #37, Vancouver (FSA)
5.250%, 12/01/2014	1,515	1,622
King County (AMBAC)
5.000%, 12/01/2012	2,000	2,099
King County, Series B, Pre-refunded 12/01/2007 @ 102
5.850%, 12/01/2013 (b)	3,000	3,141
Pierce County School District #320, Sumner
6.000%, 12/01/2006	130	131
Snohomish County, Callable 12/01/2011 @ 100 (MBIA)
5.375%, 12/01/2019	5,000	5,287
Spokane County School District #081, Convertible CABs, Callable 06/01/2015 @ 100, (MBIA) (SBG)
0.000% through 12/01/2008,
thereafter 5.000%, 06/01/2016	1,000	918
Spokane County School District #356, Central Valley, Series B, Zero Coupon Bond (FGIC)
3.030%, 12/01/2014 (c)	5,690	3,900
The accompanying notes are an integral part of the financial statements.
70      First American Funds Annual Report 2006

Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Washington State, Series C
5.500%, 07/01/2014	$2,275	$2,469
Washington State, Series S-5, Zero Coupon Bond (FGIC)
5.830%, 01/01/2016 (c)	3,000	1,936

		21,503

		29,524

West Virginia – 0.3%
Revenue Bond – 0.3%
Brooke Pleasants & Tyler Wetzel Counties, Single Family Mortgage, Escrowed to Maturity
7.400%, 08/15/2010 (a)	1,675	1,888

Wisconsin – 2.4%
Revenue Bonds – 2.1%
Franklin Solid Waste Disposal Revenue, Waste Management Wisconsin, Series A, Mandatory Put 05/01/2016 @ 100 (AMT)
4.950%, 11/01/2016	2,000	1,988
Wisconsin State Health & Educational Facilities Authority, Aurora Health Care, Series A, Callable 02/15/2009 @ 101
5.500%, 02/15/2020	1,500	1,543
Wisconsin State Health & Educational Facilities Authority, Eastcastle Place Income Project, Callable 12/01/2011 @ 100
5.750%, 12/01/2019	2,000	2,007
Wisconsin State Health & Educational Facilities Authority, Fort Healthcare Income Project, Callable 05/01/2014 @ 100
5.375%, 05/01/2018	1,250	1,298
Wisconsin State Health & Educational Facilities Authority, Marshfield Clinic, Series B
6.250%, 02/15/2009	500	524
Wisconsin State Health & Educational Facilities Authority, Marshfield Clinic, Series B, Callable 02/15/2012 @ 100
5.500%, 02/15/2013	850	888
Wisconsin State Health & Educational Facilities Authority, Southwest Health Center, Series A, Callable 04/01/2014 @ 100
6.125%, 04/01/2024	1,500	1,523
Wisconsin State Health & Educational Facilities Authority, Vernon Memorial Healthcare Project
4.650%, 03/01/2015	1,150	1,124
Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Services
5.750%, 08/15/2011	645	690
Wisconsin State Health & Educational Facilities Authority, Wisconsin Medical College, Callable 12/01/2014 @ 100
5.000%, 12/01/2015	1,450	1,518

		13,103

General Obligation – 0.3%
Door County, Series A, Crossover Refunded 09/01/2011 @ 100 (FGIC)
5.125%, 09/01/2016 (f)	1,720	1,797

		14,900

Wyoming – 0.3%
Revenue Bond – 0.3%
Lincoln County, Pacificorp Project, Mandatory Put 06/03/2012 @ 100 (AMT)
4.125%, 11/01/2025	2,250	2,188

Total Municipal Bonds (Cost $602,792)		620,778

Short-Term Investment – 0.3%
First American Tax Free Obligations Fund, Class Z (g)
(Cost $1,982)	1,981,820	1,982

Total Investments – 99.0% (Cost $604,774)		622,760

Other Assets and Liabilities, Net – 1.0%		6,067

Total Net Assets – 100.0%		$628,827

(a)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(b)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.

(c)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield at the time of purchase.

(d)	Security purchased on a when-issued basis. On June 30, 2006, the total cost of investments purchased on a when-issued basis was $1,815 or 0.3% of total net assets. See note 2 in Notes to Financial Statements.

(e)	Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been determined to be liquid under the guidelines established by the funds’ board of directors. As of June 30, 2006, the value of these investments was $4,334 or 0.7% of total net assets.

(f)	Crossover Refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.

(g)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.
ACA – American Capital Access
AGTY – Assured Guaranty
AMBAC – American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of June 30, 2006, the aggregate market value of securities subject to the AMT was $29,338, which represents 4.7% of total net assets.
CIFG – CDC IXIS Financial Guaranty
CMI – California Mortgage Insurance Program

Convertible CABs –	Convertible Capital Appreciation Bonds initially pay no interest, but accrete in value from the date of issuance through the conversion date. At the conversion date, the bonds start to accrue and pay interest on a semiannual basis until final maturity.
FGIC – Financial Guaranty Insurance Corporation
FHA – Federal Housing Authority
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
FSA – Financial Security Assurance
GNMA – Government National Mortgage Association
GTY – Guaranty
LOC – Letter of Credit
MBIA – Municipal Bond Insurance Association
MLO – Municipal Lease Obligation
MQSBLF – Michigan Qualified School Board Loan Fund Program
MSDCEP – Minnesota School District Credit Enhancement Program
PSFG – Permanent School Fund Guarantee
RAAI – Radian Asset Assurance Inc.
SBG – School Board Guaranty
STAID – State Aid Withholding
VA – Veterans Administration
XLCA – XL Capital Assurance Inc.
First American Funds Annual Report 2006       71

Schedule of  Investments continued

Minnesota Intermediate Tax Free Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 98.2%
Revenue Bonds – 64.1%
Economic Development – 2.0%
Minneapolis Community Development Agency, Series G-3, Pre-refunded 12/01/2011 @ 100
5.350%, 12/01/2021 (a)	$1,000	$1,064
Minneapolis Development Revenue, Common Bond, Series 1A (AMT)
4.550%, 12/01/2013	480	477
4.625%, 12/01/2014	505	502
Minnesota State Agricultural & Economic Development Board, Small Business Development, Series B (AMT)
6.500%, 08/01/2008	1,030	1,064
Minnesota State Agricultural & Economic Development Board, Small Business Development, Series C (AMT)
6.625%, 08/01/2008	940	974

		4,081

Education – 9.5%
Minneapolis, The Blake School Project, Callable 09/01/2011 @ 100
5.000%, 09/01/2012	445	459
Minnesota State Higher Education Facilities Authority, Augsburg College, Series 4
4.850%, 10/01/2009	520	528
Minnesota State Higher Education Facilities Authority, Augsburg College, Series 4, Callable 10/01/2009 @ 100
5.000%, 10/01/2011	500	508
5.000%, 10/01/2012	500	507
Minnesota State Higher Education Facilities Authority, Augsburg College, Series 6-C, Callable 05/01/2014 @ 100
4.750%, 05/01/2018	1,075	1,069
Minnesota State Higher Education Facilities Authority, College of Art & Design, Series 6-K
5.000%, 05/01/2013 (b)	310	319
5.000%, 05/01/2014 (b)	320	328
5.000%, 05/01/2015 (b)	340	349
Minnesota State Higher Education Facilities Authority, College of Art & Design, Series 6-K, Callable 05/01/2015 @ 100
5.000%, 05/01/2016 (b)	355	363
Minnesota State Higher Education Facilities Authority, College of Art & Design, Series 6-K, Callable 05/15/2015 @ 100
5.000%, 05/01/2017 (b)	370	377
Minnesota State Higher Education Facilities Authority, Minneapolis College of Art and Design, Series 5-K
5.000%, 05/01/2011	250	254
Minnesota State Higher Education Facilities Authority, St. Benedict College, Callable 03/01/2007 @ 100
4.875%, 03/01/2008	1,000	1,004
5.100%, 03/01/2011	2,885	2,894
Minnesota State Higher Education Facilities Authority, St. Benedict College, Series 5-W
4.200%, 03/01/2012	345	343
Minnesota State Higher Education Facilities Authority, St. Catherine College, Series 5-N1, Callable 10/01/2012 @ 100
5.250%, 10/01/2022	1,500	1,531
Minnesota State Higher Education Facilities Authority, St. John’s University, Series 5-I, Escrowed to Maturity (MBIA)
5.000%, 10/01/2011 (c)	255	267
Minnesota State Higher Education Facilities Authority, St. John’s University, Series 5-I, Pre-refunded 10/01/2011 @ 100 (MBIA)
5.000%, 10/01/2012 (a)	480	502
Minnesota State Higher Education Facilities Authority, St. John’s University, Series 6-G, Callable 10/01/2015 @ 100
4.000%, 10/01/2016	1,000	961
Minnesota State Higher Education Facilities Authority, University of St. Thomas, Callable 10/01/2014 @ 100
5.250%, 10/01/2019	530	555
Minnesota State Higher Education Facilities Authority, University of St. Thomas, Series 4, Pre-refunded 04/01/2008 @ 100
5.250%, 04/01/2012 (a)	385	394
Minnesota State Higher Education Facilities Authority, University of St. Thomas, Series 6-I
4.000%, 04/01/2014	1,045	1,024
Moorhead Educational Facilities, Concordia College, Series A
4.100%, 12/15/2014	845	830
4.200%, 12/15/2015	880	867
Moorhead Educational Facilities, Concordia College, Series A, Callable 12/15/2015 @ 100
4.300%, 12/15/2016	925	913
5.000%, 12/15/2018	1,005	1,041
5.000%, 12/15/2019	1,060	1,095

		19,282

Healthcare – 22.9%
Bemidji Health Care Facilities, North Country Health Services
4.125%, 09/01/2013	300	294
4.250%, 09/01/2014	485	477
4.250%, 09/01/2015	500	488
Bemidji Health Care Facilities, North Country Health Services, Callable 09/01/2016 @ 100
5.000%, 09/01/2017	500	514
5.000%, 09/01/2018	1,050	1,076
Cuyuna Range Hospital District, Callable 06/01/2013 @ 101
5.000%, 06/01/2016	425	429
5.000%, 06/01/2019	1,320	1,317
Cuyuna Range Hospital District, Series A, Callable 06/01/2007 @ 102
5.500%, 06/01/2010	435	444
5.650%, 06/01/2012	940	960
Duluth Economic Development Authority, Benedictine Health System, Callable 02/15/2014 @ 100
5.375%, 02/15/2022	2,045	2,112
Glencoe Health Care Facilities, Pre-refunded 04/01/2011 @ 101
7.400%, 04/01/2021 (a)	1,000	1,136
Glencoe Health Care Facilities, Regional Health Services Project
5.000%, 04/01/2013	760	778
The accompanying notes are an integral part of the financial statements.
72      First American Funds Annual Report 2006

Minnesota Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Glencoe Health Care Facilities, Regional Health Services Project, Callable 04/01/2013 @ 101
5.000%, 04/01/2014	$800	$820
5.000%, 04/01/2015	845	864
5.000%, 04/01/2017	1,815	1,842
Hastings Health Care Facility, Regina Medical Center, Callable 09/15/2008 @ 100 (ACA)
5.000%, 09/15/2013	500	504
Maple Grove Health Care Facilities, North Memorial, Callable 09/01/2015 @ 100
4.500%, 09/01/2017	1,730	1,698
Minneapolis & St. Paul Housing & Redevelopment Authority, Healthspan, Series A, Callable until 11/14/2013 @ 100 (AMBAC)
5.000%, 11/15/2013	1,000	1,001
Minneapolis Healthcare System, Allina Health System, Series A, Callable 11/15/2012 @ 100
6.000%, 11/15/2023	2,500	2,677
5.750%, 11/15/2032	1,300	1,368
Minneapolis Healthcare System, Fairview Health Services, Series A, Escrowed to Maturity
5.000%, 05/15/2012 (c)	605	634
Minnesota Agricultural & Economic Development Board, Benedictine Health, Series A (MBIA)
5.000%, 02/15/2010	3,815	3,942
Minnesota Agricultural & Economic Development Board, Evangelical Lutheran Project
5.500%, 02/01/2011	280	291
5.500%, 02/01/2012	200	209
Minnesota Agricultural & Economic Development Board, Evangelical Lutheran Project, Callable 02/01/2012 @ 101
5.500%, 02/01/2015	730	759
Minnesota Agricultural & Economic Development Board, Healthcare Systems, Series A, Callable 11/15/2007 @ 102 (MBIA)
5.500%, 11/15/2017	305	317
5.750%, 11/15/2026	10	10
Minnesota Agricultural & Economic Development Board, Healthcare Systems, Series A, Pre-refunded 11/15/2007 @ 102 (MBIA)
5.750%, 11/15/2026 (a)	490	512
Monticello, Big Lake Community Hospital, Series C, Callable 12/01/2012 @ 100
5.750%, 12/01/2015	2,320	2,375
Moorhead Economic Development Authority, Eventide Senior Housing, Series B, Callable until 05/31/2016 @ 100
5.750%, 06/01/2016	1,360	1,360
New Hope Housing & Health Care Facilities, Masonic Home North Ridge
5.300%, 03/01/2007	685	688
New Hope Housing & Health Care Facilities, Masonic Home North Ridge, Callable 03/01/2009 @ 102
5.500%, 03/01/2010	500	509
Plymouth Health Facilities, Westhealth Project, Series A, Callable until 05/31/2011 @ 100 (FSA)
6.200%, 06/01/2011	1,360	1,362
Rochester, St. Mary’s Hospital, Escrowed to Maturity, Callable 10/01/2006 @ 100
5.750%, 10/01/2007 (c)	555	561
Shakopee Health Care Facilities, St. Francis Regional Medical Center
4.000%, 09/01/2012	305	299
Shakopee Health Care Facilities, St. Francis Regional Medical Center, Callable 09/01/2014 @ 100
5.000%, 09/01/2017	1,785	1,816
St. Cloud Health Care, St. Cloud Hospital Obligated Group (FSA)
5.500%, 05/01/2008	1,450	1,491
St. Paul Housing & Redevelopment Authority, HealthEast Project, Callable 11/15/2015 @ 100
5.150%, 11/15/2020	1,790	1,770
St. Paul Port Authority, HealthEast Midway Campus, Series A (MLO)
5.250%, 05/01/2015	1,500	1,498
St. Paul Port Authority, HealthEast Midway Campus, Series A, Callable 05/01/2015 @ 100 (MLO)
5.750%, 05/01/2025	2,000	2,025
Stillwater Health Care, Health Systems Obligation Group
4.250%, 06/01/2015	300	291
Stillwater Health Care, Health Systems Obligation Group, Callable 06/01/2015 @ 100
4.250%, 06/01/2016	760	725
Todd, Morrison, Cass & Wadena Counties, United Hospital District
4.250%, 12/01/2012	425	420
4.000%, 12/01/2013	400	387
Winona Health Care Facilities, Series A, Callable 07/01/2012 @ 102
5.300%, 07/01/2017	525	538
5.350%, 07/01/2018	590	605

		46,193

Housing – 1.4%
Dakota County Housing & Redevelopment Authority, Single Family Mortgages, Callable 10/01/2007 @ 101.50 (AMT) (FNMA) (GNMA)
5.125%, 10/01/2020	80	80
Minneapolis Mortgage Revenue, Convertible CABs, Callable until 09/30/2012 @ 100
7.000%, 10/01/2012	59	30
Minnesota State Housing Finance Agency, Rental Housing, Series D, Callable until 01/31/2007 @ 101 (MBIA)
5.450%, 08/01/2007	245	246
Minnesota State Housing Finance Agency, Single Family Mortgages, Series B, Callable 07/01/2009 @ 100 (AMT)
5.550%, 07/01/2024	425	431
Moorhead Senior Housing Revenue, Sheyenne Crossing Project, Callable 04/01/2014 @ 101
5.600%, 04/01/2025	2,000	1,981
First American Funds Annual Report 2006       73

Schedule of  Investments continued

Minnesota Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

South St. Paul Housing & Redevelopment Authority, Single Family Mortgages, Callable until 08/31/2007 @ 100 (FNMA)
5.100%, 09/01/2007	$25	$25

		2,793

Lease Revenue – 3.9%
Andover Economic Development Authority, Andover Community Center, Callable 02/01/2014 @ 100 (MLO)
5.000%, 02/01/2019	1,225	1,254
Eden Prairie Housing & Redevelopment Authority, Series A, Callable 12/01/2010 @ 100 (MLO)
5.000%, 12/01/2011	255	266
Pine County Housing & Redevelopment Authority, Series A (MLO)
4.500%, 02/01/2015	440	437
4.500%, 02/01/2016	465	457
Pine County Housing & Redevelopment Authority, Series A, Callable 02/01/2016 @ 100 (MLO)
4.500%, 02/01/2017	385	375
St. Paul Housing & Redevelopment Authority, Smith Avenue Transit Center, Callable 06/01/2010 @ 100 (MLO)
4.000%, 06/01/2012	1,500	1,488
St. Paul Port Authority, Office Building, Callable 12/01/2012 @ 100 (MLO)
5.000%, 12/01/2019	2,415	2,494
St. Paul Recreational Facilities, Highland National (MLO)
4.000%, 10/01/2015	115	112
St. Paul Recreational Facilities, Highland National, Callable 10/01/2015 @ 100 (MLO)
5.000%, 10/01/2020	1,000	1,031

		7,914

Miscellaneous – 1.0%
Minnesota State Retirement Systems Building, Callable 06/01/2010 @ 100
5.450%, 06/01/2012	550	578
Seaway Port Authority of Duluth, Cargill Income Project
4.200%, 05/01/2013	1,500	1,479

		2,057

Recreational Facility Authority – 1.4%
St. Paul Port Authority, Hotel Facilities, Radisson Kellogg Project, Series 2, Escrowed to Maturity
6.700%, 08/01/2007 (c)	960	975
St. Paul Port Authority, Hotel Facilities, Radisson Kellogg Project, Series 2, Pre-refunded 08/01/2008 @ 103
6.875%, 08/01/2010 (a)	1,685	1,816

		2,791

Revolving Funds – 1.3%
Minnesota Public Facilities Authority, Drinking Water, Series B, Pre-refunded 03/01/2009 @ 100
5.125%, 03/01/2019 (a)	2,000	2,064
Minnesota Public Facilities Authority, Water Pollution Control, Callable 03/01/2007 @ 100
5.000%, 03/01/2009	590	594

		2,658

Tax Revenue – 2.1%
Childrens Trust Fund, Puerto Rico, Tobacco Settlement
4.000%, 05/15/2012	500	484
Minneapolis, St. Anthony Falls Project, Callable 02/01/2014 @ 100
5.300%, 02/01/2021	570	564
Minneapolis, St. Anthony Falls Project, Callable 03/01/2012 @ 102
5.000%, 02/01/2017	1,040	1,014
St. Paul Port Authority, Energy Park, Tax Increment, Escrowed to Maturity (FSA)
5.000%, 02/01/2008 (c)	2,100	2,122

		4,184

Transportation – 5.9%
Minneapolis & St. Paul Metropolitan Airports Commission, Series A, Callable 01/01/2013 @ 100 (MBIA)
5.000%, 01/01/2020	2,200	2,266
Minneapolis & St. Paul Metropolitan Airports Commission, Series B (AMT) (FGIC)
5.750%, 01/01/2010	2,880	3,033
Minneapolis & St. Paul Metropolitan Airports Commission, Series B, Callable 01/01/2009 @ 101 (AMT) (FGIC)
5.625%, 01/01/2014	1,000	1,039
Minneapolis & St. Paul Metropolitan Airports Commission, Series C, Callable 01/01/2011 @ 100 (FGIC)
5.125%, 01/01/2020	3,095	3,210
Minnesota Public Facilities Authority Transportation, Callable 03/01/2010 @ 100
5.000%, 03/01/2012	970	1,001
Puerto Rico Commonwealth, Highway Transportation Authority, Series X (MBIA)
5.500%, 07/01/2013	1,250	1,346

		11,895

Utilities – 12.7%
Chaska Electric, Series A
5.600%, 10/01/2008	680	703
5.650%, 10/01/2009	720	753
5.650%, 10/01/2010	760	804
4.000%, 10/01/2012	500	492
4.200%, 10/01/2015	1,000	977
Cohasset Pollution Control, Allete Project, Callable 07/01/2014 @ 100 (RAAI)
4.950%, 07/01/2022	2,230	2,227
Northern Minnesota Municipal Power Agency, Electric System (FSA)
5.500%, 01/01/2008	2,090	2,141
Princeton Public Utility System, Callable 04/01/2012 @ 100
4.100%, 04/01/2015	450	437
Rochester Electric Utility, Callable 12/01/2010 @ 100
5.000%, 12/01/2016	1,150	1,177
The accompanying notes are an integral part of the financial statements.
74      First American Funds Annual Report 2006

Minnesota Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Southern Minnesota Municipal Power Agency, Series A (AMBAC)
5.250%, 01/01/2014	$3,415	$3,653
Southern Minnesota Municipal Power Agency, Series A, Callable 01/01/2009 @ 101 (AMBAC)
5.000%, 01/01/2011	1,270	1,312
Southern Minnesota Municipal Power Agency, Series A, Zero Coupon Bond (MBIA)
5.257%, 01/01/2020 (d)	3,500	1,840
5.275%, 01/01/2021 (d)	5,000	2,495
Western Minnesota Municipal Power Agency, Series A, Callable 01/01/2011 @ 100 (AMBAC)
5.500%, 01/01/2012	1,360	1,443
Western Minnesota Municipal Power Agency, Series A, Callable until 12/31/2006 @ 102 (AMBAC)
5.500%, 01/01/2011	5,000	5,166

		25,620

Total Revenue Bonds		129,468

General Obligations – 33.6%
Anoka County Capital Improvements, Series B
4.550%, 01/01/2011	1,960	2,003
Anoka-Hennepin Independent School District #11, Callable 02/01/2011 @ 100 (MSDCEP)
5.000%, 02/01/2014	2,000	2,078
Anoka-Hennepin Independent School District #11, Series A, Callable 02/01/2011 @ 100 (MSDCEP)
5.000%, 02/01/2012	1,000	1,041
Anoka-Hennepin Independent School District #11, Series A, Crossover Refunded 02/01/2010 @ 100 (MSDCEP)
5.375%, 02/01/2013 (e)	600	629
Bloomington Independent School District #271, Series B, Crossover Refunded 02/01/2010 @ 100 (MSDCEP)
5.250%, 02/01/2011 (e)	1,000	1,041
Brooklyn Center Independent School District #286, Series A, Callable 02/01/2016 @ 100 (MBIA) (MSDCEP)
4.250%, 02/01/2017	510	505
Buffalo Independent School District #877, Series B (FSA) (MSDCEP)
4.500%, 02/01/2013	325	334
Cambridge Independent School District #911, Series A, Callable 02/01/2015 @ 100 (MSDCEP)
4.000%, 02/01/2016	1,060	1,037
Cambridge Independent School District #911, Series B, Zero Coupon Bond, Callable 02/01/2018 @ 86.965 (MBIA) (MSDCEP)
4.710%, 02/01/2021 (d)	645	307
Centennial Independent School District #12, Series A, Callable 02/01/2012 @ 100 (FSA) (MSDCEP)
5.000%, 02/01/2014	1,040	1,086
Crow Wing County, Series A (MBIA)
4.500%, 02/01/2014	1,480	1,519
Dakota County, Capital Improvements, Series C
4.850%, 02/01/2010	1,000	1,033
Delano Independent School District #879, Callable 02/01/2015 @ 100 (FSA) (MSDCEP)
4.250%, 02/01/2019	900	880
Farmington Independent School District #192, Callable 06/01/2013 @ 100 (MBIA) (MSDCEP)
4.000%, 06/01/2016	1,000	977
Howard Lake, Waverly & Winsted School District #2687, School Building, Series A (FSA) (MSDCEP)
4.000%, 02/01/2013	705	702
Lakeville Independent School District #194, Callable 02/01/2009 @ 100 (MSDCEP)
5.000%, 02/01/2016	2,000	2,046
Lakeville Independent School District #194, Series A, Callable 02/01/2013 @ 100 (FGIC) (MSDCEP)
5.000%, 02/01/2022	2,435	2,501
Lakeville Independent School District #194, Series A, Crossover Refunded 02/01/2008 @ 100 (MSDCEP)
5.125%, 02/01/2022 (e)	1,000	1,018
Minneapolis & St. Paul Metropolitan Council, Waste Water Treatment, Series A, Callable 03/01/2011 @ 100
5.000%, 03/01/2013	1,890	2,000
Monticello, Series A, Callable 02/01/2013 @ 100 (FSA)
4.000%, 02/01/2014	500	495
Moorhead Independent School District #152 (MSDCEP)
5.000%, 04/01/2012	1,220	1,281
Moorhead Independent School District #152, Callable 04/01/2014 @ 100 (MSDCEP)
4.000%, 04/01/2015	1,100	1,083
Moorhead Independent School District #152, Crossover Refunded 04/01/2012 @ 100 (FGIC) (MSDCEP)
5.000%, 04/01/2015 (e)	3,450	3,598
5.000%, 04/01/2016 (e)	2,510	2,618
Mounds View Independent School District #621, Series A (MSDCEP)
5.250%, 02/01/2010	1,230	1,286
Mounds View Independent School District #621, Series A, Callable 02/01/2012 @ 100 (MBIA) (MSDCEP)
5.000%, 02/01/2018	2,340	2,423
5.000%, 02/01/2019	2,565	2,650
Mounds View Independent School District #621, Series A, Crossover Refunded 02/01/2011 @ 100 (MSDCEP)
5.250%, 02/01/2012 (e)	1,000	1,048
5.350%, 02/01/2016 (e)	1,000	1,053
Northfield Independent School District #659, Callable 02/01/2011 @ 100 (MSDCEP)
4.600%, 02/01/2013	1,100	1,126
5.000%, 02/01/2015	1,295	1,348
Pequot Lakes Independent School District #186, Callable 02/01/2012 @ 100 (FGIC) (MSDCEP)
5.125%, 02/01/2018	500	522
Perham, Callable 05/01/2011 @ 100 (AMT)
5.850%, 05/01/2015	1,205	1,245
Pipestone-Jasper Independent School District #2689, Crossover Refunded 03/01/2009 @ 100 (FGIC) (MSDCEP)
5.400%, 03/01/2013 (e)	1,095	1,137
Puerto Rico Commonwealth (MBIA)
6.000%, 07/01/2014	1,605	1,804
Puerto Rico Commonwealth, Government Development, Series B
5.000%, 12/01/2014	1,000	1,029
First American Funds Annual Report 2006       75

Schedule of  Investments continued

Minnesota Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR/SHARES	VALUE

Puerto Rico Commonwealth, Series A (XLCA)
5.500%, 07/01/2017	$1,000	$1,095
Ramsey County, Series D
5.000%, 02/01/2014	2,000	2,124
Robbinsdale Independent School District #281, Crossover Refunded 02/01/2009 @ 100 (MBIA) (MSDCEP)
5.000%, 02/01/2016 (e)	1,000	1,025
Robbinsdale Independent School District #281, Crossover Refunded 02/01/2012 @ 100 (FSA) (MSDCEP)
5.000%, 02/01/2019 (e)	1,160	1,198
5.000%, 02/01/2020 (e)	1,215	1,250
Rochester Independent School District #535, Series A, Callable 02/01/2011 @ 100 (MSDCEP)
5.000%, 02/01/2015	1,595	1,657
Sauk Rapids Independent School District #47, Series B, Zero Coupon Bond, Crossover Refunded 02/01/2011 @ 89.368 (FSA) (MSDCEP)
5.700%, 02/01/2013 (d) (e)	1,055	781
Sauk Rapids Independent School District #47, Series B, Zero Coupon Bond, Crossover Refunded 02/01/2011 @ 94.63 (FSA) (MSDCEP)
5.753%, 02/01/2012 (d) (e)	1,790	1,404
South Washington County, Independent School District #833, Series B, Callable 02/01/2012 @ 100 (FSA) (MSDCEP)
5.000%, 02/01/2015	1,030	1,074
St. Louis Park Independent School District #283, Crossover Refunded 02/01/2009 @ 100 (MSDCEP)
5.250%, 02/01/2010 (e)	1,500	1,549
5.600%, 02/01/2015 (e)	725	752
St. Michael Independent School District #885, Callable 02/01/2012 @ 100 (FSA) (MSDCEP)
5.000%, 02/01/2014	1,690	1,765
5.000%, 02/01/2017	1,000	1,036
Stillwater Independent School District #834, Callable 02/01/2009 @ 100 (MSDCEP)
4.750%, 02/01/2011	2,140	2,182
Stillwater Independent School District #834, Series A, Callable 02/01/2013 @ 100 (FSA) (MSDCEP)
4.500%, 02/01/2015	505	514

Total General Obligations		67,889

Certificate of Participation – 0.5%
Northeast Metropolitan Intermediate School District #916, Callable 01/01/2014 @ 100 (MLO)
4.250%, 01/01/2015	1,000	979

Total Municipal Bonds (Cost $194,288)		198,336

Short-Term Investment – 0.7%
Federated Minnesota Municipal Cash Trust (Cost $1,528)	1,527,757	1,528

Total Investments – 98.9% (Cost $195,816)		199,864

Other Assets and Liabilities, Net – 1.1%		2,147

Total Net Assets – 100.0%		$202,011

(a)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.

(b)	Security purchased on a when-issued basis. On June 30, 2006, the total cost of investments purchased on a when-issued basis was $1,736 or 0.9% of total net assets. See note 2 in Notes to Financial Statements.

(c)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(d)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield at the time of purchase.

(e)	Crossover Refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.
ACA – American Capital Access
AMBAC – American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of June 30, 2006, the aggregate market value of securities subject to the AMT was $8,845, which represents 4.4% of total net assets.

Convertible CABs –	Convertible Capital Appreciation Bonds initially pay no interest, but accrete in value from the date of issuance through the conversion date. At the conversion date, the bonds start to accrue and pay interest on a semiannual basis until final maturity.
FGIC – Financial Guaranty Insurance Corporation
FNMA – Federal National Mortgage Association
FSA – Financial Security Assurance
GNMA – Government National Mortgage Association
MBIA – Municipal Bond Insurance Association
MLO – Municipal Lease Obligation
MSDCEP – Minnesota School District Credit Enhancement Program
RAAI – Radian Asset Assurance Inc.
XLCA – XL Capital Assurance Inc.
The accompanying notes are an integral part of the financial statements.
76      First American Funds Annual Report 2006

Minnesota Tax Free Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 96.4%
Revenue Bonds – 86.3%
Continuing Care Retirement Community – 1.1%
Golden Valley, Covenant Retirement Communities, Series A, Callable 12/01/2009 @ 101
5.500%, 12/01/2029	$1,750	$1,790

Economic Development – 4.8%
Minneapolis Community Development, Series G-3, Pre-refunded 12/01/2011 @ 100
5.450%, 12/01/2031 (a)	3,250	3,472
Minnesota Agricultural & Economic Development Board, Minnesota Small Business Program, Series A, Callable 08/01/2010 @ 100 (AMT)
5.550%, 08/01/2016	500	506
Minnesota Agricultural & Economic Development Board, Small Business Development, Series B, Callable 08/01/2008 @ 102 (AMT)
7.250%, 08/01/2020	1,000	1,053
Minnesota Agricultural & Economic Development Board, Small Business Development, Series C, Callable 08/01/2008 @ 102 (AMT)
7.250%, 08/01/2020	1,385	1,458
Minnesota Agricultural & Economic Development Board, Small Business Development, Series D, Callable 08/01/2008 @ 102 (AMT)
7.250%, 08/01/2020	1,120	1,179

		7,668

Education – 6.7%
Golden Valley, The Breck School, Callable 10/01/2009 @ 100
5.750%, 10/01/2014	1,000	1,046
Minneapolis, The Blake School Project, Callable 09/01/2011 @ 100
5.450%, 09/01/2021	2,000	2,072
Minnesota State Higher Education Facilities Authority, College of Art & Design, Series 5-D, Callable 05/01/2010 @ 100
6.625%, 05/01/2020	1,000	1,063
Minnesota State Higher Education Facilities Authority, College of Art & Design, Series 6-K, Callable until 05/01/2015 @ 100
5.000%, 05/01/2026	1,750	1,753
Minnesota State Higher Education Facilities Authority, St. John University, Series 6-G, Callable 10/01/2015 @ 100
5.000%, 10/01/2022	1,000	1,028
4.500%, 10/01/2026	1,000	955
Minnesota State Higher Education Facilities Authority, Vermilion Community College, Series 3-T, Callable 07/01/2006 @ 100
6.000%, 01/01/2013	470	473
Moorhead Educational Facilities, Concordia College, Series A, Callable 12/15/2015 @ 100
5.000%, 12/15/2021	1,070	1,098
5.000%, 12/15/2024	1,240	1,266

		10,754

Healthcare – 28.7%
Bemidji Hospital Facilities, North Country Health Services, Callable 09/01/2006 @ 102
5.625%, 09/01/2015	1,600	1,636
Cuyuna Range Hospital District, Callable 06/01/2013 @ 101
5.500%, 06/01/2035	350	351
Cuyuna Range Hospital District, Series A, Callable 06/01/2007 @ 102
6.000%, 06/01/2029	3,000	3,062
Duluth Economic Development Authority, Benedictine Health System, Callable 02/15/2014 @ 100
5.250%, 02/15/2028	1,000	1,019
5.250%, 02/15/2033	1,660	1,682
Fergus Falls Health Care Facilities Authority, Broen Memorial Home, Series A, Callable until 10/31/2006 @ 101
7.000%, 11/01/2019	1,000	1,003
Glencoe Health Care Services Facilities Project, Glencoe Regional Health, Callable 04/01/2013 @ 101
5.000%, 04/01/2020	500	503
5.000%, 04/01/2025	1,000	992
5.000%, 04/01/2031	1,500	1,471
Glencoe Health Care Services Facilities Project, Glencoe Regional Health, Pre-refunded 04/01/2011 @ 101
7.500%, 04/01/2031 (a)	1,700	1,939
Maple Grove Health Care Facilities, North Memorial Health Care, Callable 09/01/2015 @ 100
5.000%, 09/01/2035	2,000	2,003
Marshall Medical Center, Weiner Memorial Medical Center Project, Series A, Callable 11/01/2013 @ 100
5.250%, 11/01/2016	305	315
5.850%, 11/01/2023	875	926
Minneapolis Healthcare System, Allina Health System, Series A, Callable 11/15/2012 @ 100
6.000%, 11/15/2023	1,500	1,606
5.750%, 11/15/2032	2,400	2,526
Minnesota Agricultural & Economic Development Board, Benedictine Health, Series A, Callable 02/15/2010 @ 101 (MBIA)
5.250%, 02/15/2015	2,000	2,079
Minnesota Agricultural & Economic Development Board, Fairview Hospital Project, Series A, Callable 11/15/2007 @ 102 (MBIA)
5.500%, 11/15/2011	500	519
5.500%, 11/15/2017	205	213
Minnesota Agricultural & Economic Development Board, Fairview Hospital Project, Series A, Callable 11/15/2010 @ 101
6.375%, 11/15/2029	125	133
Minnesota Agricultural & Economic Development Board, Fairview Hospital Project, Series A, Pre-refunded 11/15/2007 @ 102 (MBIA)
5.500%, 11/15/2017 (a)	795	828
Minnesota Agricultural & Economic Development Board, Fairview Hospital Project, Series A, Pre-refunded 11/15/2010 @ 101
6.375%, 11/15/2029 (a)	3,875	4,264
Monticello, Big Lake Community Hospital, Series A, Callable 12/01/2009 @ 100
5.750%, 12/01/2019	1,000	1,008
Monticello, Big Lake Community Hospital, Series C, Callable 12/01/2012 @ 100
6.200%, 12/01/2022	1,000	1,027
Moorhead Economic Development Authority, Eventide Senior Housing, Series B, Callable until 05/31/2029 @ 100
6.000%, 06/01/2029	1,900	1,901
First American Funds Annual Report 2006       77

Schedule of  Investments continued

Minnesota Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

New Hope Housing & Healthcare Facilities Authority, Masonic Home North Ridge, Callable 03/01/2009 @ 102
5.750%, 03/01/2015	$1,600	$1,636
Rochester Health Care Facilities, Mayo Clinic, Callable 05/15/2016 @ 100
5.000%, 11/15/2031	1,000	1,016
Shakopee Health Care Facilities, St. Francis Regional Medical Center, Callable 09/01/2014 @ 100
5.250%, 09/01/2034	2,000	2,029
St. Louis Park Health Care Facilities, Park Nicollet Health Services, Series B, Callable 07/01/2014 @ 100
5.500%, 07/01/2025	2,000	2,086
St. Paul Housing & Redevelopment Authority, HealthEast Project, Callable 11/15/2015 @ 100
6.000%, 11/15/2030	800	854
St. Paul Housing & Redevelopment Authority, Regions Hospital, Callable 05/15/2009 @ 100
5.250%, 05/15/2018	500	505
St. Paul Port Authority, HealthEast Midway Campus, Series A, Callable 05/01/2015 @ 100 (MLO)
5.875%, 05/01/2030	900	908
St. Paul Port Authority, HealthEast Midway Campus, Series B, Callable 05/01/2015 @ 100 (MLO)
6.000%, 05/01/2030	1,800	1,820
Stillwater Health Care, Health Systems Obligation Group, Callable 06/01/2015 @ 100
5.000%, 06/01/2035	1,000	1,001
Winona Health Care Facilities, Series A, Callable 07/01/2012 @ 102
6.000%, 07/01/2034	1,000	1,059

		45,920

Housing – 12.3%
Dakota County Community Development Agency, Multifamily Housing, Ebenezer Ridges Project, Callable 04/20/2011 @ 102 (GNMA)
5.900%, 04/20/2042	2,000	2,104
Eden Prairie Multifamily Housing, Parkway Apartments Project, Series A, Callable 02/20/2007 @ 104
5.700%, 08/20/2022	1,000	1,035
Eden Prairie Multifamily Housing, Preserve Place, Callable 01/20/2008 @ 102 (GNMA)
5.500%, 01/20/2018	500	512
Hennepin County Housing & Redevelopment Authority, Loring Park Apartments, Callable 08/15/2006 @ 102.50, Mandatory Put 02/15/2009 @ 100 (AMT) (FNMA)
3.050%, 06/15/2034	2,000	1,935
Hopkins Elderly Housing, St. Theresa Project, Series A, Callable 11/20/2007 @ 102 (GNMA)
5.600%, 11/20/2017	500	513
Hopkins Multifamily Housing, Renaissance Project, Callable 04/01/2007 @ 102
6.250%, 04/01/2015	500	517
Maplewood Multifamily Housing, Carefree Cottages II, Callable 04/15/2014 @ 100 (AMT) (FNMA)
4.800%, 04/15/2034	2,000	1,968
Minnesota State Housing Finance Agency, Rental Housing, Series A, Callable 08/01/2011 @ 100
3.850%, 02/01/2013	1,430	1,405
Minnesota State Housing Finance Agency, Residential Housing, Series B, Callable 07/01/2011 @ 100 (AMT)
5.650%, 07/01/2033	835	855
Minnesota State Housing Finance Agency, Residential Housing, Series B, Callable 07/01/2015 @ 100 (AMT)
4.750%, 07/01/2026	1,000	977
Minnesota State Housing Finance Agency, Residential Housing, Series B1-RMK, Callable 07/01/2011 @ 100 (AMT)
5.350%, 07/01/2033	1,385	1,402
Minnesota State Housing Finance Agency, Residential Housing, Series F, Callable 07/01/2011 @ 100 (AMT)
5.400%, 07/01/2030	2,395	2,434
Minnesota State Housing Finance Agency, Single Family Mortgage, Series C, Callable 07/01/2009 @ 100 (AMT)
6.100%, 07/01/2030	420	423
Moorhead Senior Housing Revenue, Sheyenne Crossing Project, Callable 04/01/2014 @ 101
5.650%, 04/01/2041	1,620	1,570
Pine City Health Care & Housing Revenue, North Branch, Series A, Callable 04/20/2014 @ 100 (GNMA)
5.000%, 10/20/2047	550	554
St. Louis Park, Multifamily Housing, Park Ridge Apartments, Callable 11/01/2008 @ 102 (FHA) (GNMA)
5.250%, 11/01/2020	500	511
White Bear Lake, Multifamily Housing, Lake Square, Series A, Callable 02/01/2007 @ 102 (FHA)
6.000%, 08/01/2020	1,020	1,045

		19,760

Lease Revenue – 4.5%
New Brighton Economic Development Authority, Public Safety Facility, Leasing Project, Series A, Callable 02/01/2010 @ 100 (MLO)
4.900%, 02/01/2015	850	864
5.000%, 02/01/2016	895	911
5.100%, 02/01/2017	900	917
Pine County Housing & Redevelopment Authority, Series A, Callable 02/01/2016 @ 100 (MLO)
5.000%, 02/01/2028	1,000	993
5.000%, 02/01/2031	1,890	1,861
St. Paul Port Authority, Office Building at Robert St.-3-11 (MLO)
4.000%, 12/01/2013	1,695	1,672

		7,218

The accompanying notes are an integral part of the financial statements.
78      First American Funds Annual Report 2006

Minnesota Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Miscellaneous – 6.0%
Little Canada Commercial Development, RLF Minnesota Project, Callable 10/01/2006 @ 100 (MLO)
5.000%, 04/01/2013	$1,040	$1,042
Minnesota State Retirement Systems Building, Callable 06/01/2010 @ 100
5.875%, 06/01/2027	7,000	7,445
Seaway Port Authority of Duluth, Cargill Income Project
4.200%, 05/01/2013	1,130	1,114

		9,601

Recreational Facility Authority – 2.6%
Moorhead, Golf Course, Series B, Callable 12/01/2008 @ 100
5.875%, 12/01/2021	2,000	2,023
St. Paul Port Authority, Radisson Kellogg Project, Series 2, Pre-refunded 08/01/2008 @ 103
7.375%, 08/01/2029 (a)	2,000	2,191

		4,214

Tax Revenue – 0.5%
Duluth Economic Development Authority
8.000%, 08/01/2008	140	148
Minneapolis, St. Anthony Falls Project, Callable 02/01/2014 @ 100
5.650%, 02/01/2027	400	396
Minneapolis, St. Anthony Falls Project, Callable 03/01/2012 @ 102
5.750%, 02/01/2027	300	300

		844

Transportation – 2.7%
Minneapolis & St. Paul Metropolitan Airports Commission, Series A, Pre-refunded 01/01/2010 @ 101 (FGIC)
5.750%, 01/01/2032 (a)	3,000	3,205
Minneapolis & St. Paul Metropolitan Airports Commission, Series B, Callable 01/01/2015 @ 100 (AMBAC) (AMT)
5.000%, 01/01/2019	1,000	1,027

		4,232

Utilities – 16.4%
Chaska Electric, Series A, Callable 10/01/2010 @ 100
6.100%, 10/01/2030	45	48
Chaska Electric, Series A, Pre-refunded 10/01/2010 @ 100
6.100%, 10/01/2030 (a)	4,955	5,368
Minnesota Municipal Power Agency, Electricity Revenue, Callable 10/01/2015 @ 100
5.000%, 10/01/2035	1,500	1,502
Puerto Rico Electric Power Authority, Series SS, Callable until 06/30/2024 @ 100 (MBIA)
5.000%, 07/01/2024	2,000	2,069
Southern Minnesota Municipal Power Agency, Series A, Zero Coupon Bond (MBIA)
6.650%, 01/01/2019 (b)	4,000	2,219
6.700%, 01/01/2024 (b)	12,000	5,143
5.800%, 01/01/2025 (b)	7,000	2,858
5.600%, 01/01/2026 (b)	8,300	3,211
5.151%, 01/01/2027 (b)	3,000	1,103
Western Minnesota Municipal Power Agency, Callable 01/01/2011 @ 100 (AMBAC)
5.500%, 01/01/2014	1,545	1,636
5.500%, 01/01/2015	550	582
Western Minnesota Municipal Power Agency, Escrowed to Maturity, Callable until 12/31/2015 @ 100 (MBIA)
9.750%, 01/01/2016 (c)	410	578

		26,317

Total Revenue Bonds		138,318

General Obligations – 10.1%
Anoka-Hennepin Independent School District #11, Series A, Crossover Refunded 02/01/2010 @ 100 (MSDCEP)
5.750%, 02/01/2017 (d)	1,000	1,061
Becker Independent School District #726, Series A, Crossover Refunded 02/01/2010 @ 100 (FSA) (MSDCEP)
6.000%, 02/01/2021 (d)	1,000	1,066
Brooklyn Center Independent School District #286, Series A, Callable 02/01/2016 @ 100 (MSDCEP)
4.500%, 02/01/2029	1,135	1,094
Chaska Independent School District #112, Series A, Crossover Refunded 02/01/2009 @ 100 (FSA) (MSDCEP)
5.700%, 02/01/2018 (d)	1,000	1,044
Columbia Heights Independent School District #13, Crossover Refunded 02/01/2007 @ 100 (MSDCEP)
5.250%, 02/01/2015 (d)	1,000	1,008
Delano Independent School District #879, Series A, Crossover Refunded 02/01/2011 @ 100 (FSA) (MSDCEP)
5.875%, 02/01/2025 (d)	1,000	1,076
Minneapolis Sports Arena, Callable 04/01/2008 @ 100
5.100%, 04/01/2013	500	509
5.100%, 10/01/2013	250	255
Perham, Disposal System, Callable 05/01/2011 @ 100 (AMT)
6.000%, 05/01/2022	1,500	1,559
Sauk Rapids Independent School District #47, Series A, Crossover Refunded 02/01/2011 @ 100 (MBIA) (MSDCEP)
5.750%, 02/01/2023 (d)	2,000	2,149
St. Louis Park Independent School District #283, Crossover Refunded 02/01/2009 @ 100 (MSDCEP)
5.700%, 02/01/2017 (d)	2,000	2,082
St. Michael Independent School District #885, Series A, Callable 02/01/2016 @ 100 (FSA) (MSDCEP)
4.750%, 02/01/2028	1,200	1,205
First American Funds Annual Report 2006       79

Schedule of  Investments continued

Minnesota Tax Free Fund (concluded)
DESCRIPTION	PAR/SHARES	VALUE

Wayzata Independent School District #284, Series A, Crossover Refunded 02/01/2007 @ 100
5.500%, 02/01/2017 (d)	$2,000	$2,018

Total General Obligations		16,126

Total Municipal Bonds (Cost $148,629)		154,444

Short-Term Investments – 3.4%
Money Market Funds – 3.3%
Federated Minnesota Municipal Cash Trust	5,272,876	5,273
First American Tax Free Obligations Fund, Class Z (e)	45,558	46

		5,319

U.S. Treasury Obligation – 0.1%
U.S. Treasury Bill
4.640%, 07/20/2006 (f)	$80	79

Total Short-Term Investments (Cost $5,398)		5,398

Total Investments – 99.8% (Cost $154,027)		159,842

Other Assets and Liabilities, Net – 0.2%		419

Total Net Assets – 100.0%		$160,261

(a)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.

(b)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield at the time of purchase.

(c)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(d)	Crossover Refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.

(e)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

(f)	Yield shown is effective yield as of June 30, 2006.
AMBAC – American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of June 30, 2006, the aggregate market value of securities subject to the AMT was $16,776, which represents 10.5% of total net assets.
FGIC – Financial Guaranty Insurance Corporation
FHA – Federal Housing Authority
FNMA – Federal National Mortgage Association
FSA – Financial Security Assurance
GNMA – Government National Mortgage Association
MBIA – Municipal Bond Insurance Association
MLO – Municipal Lease Obligation
MSDCEP – Minnesota School District Credit Enhancement Program

Missouri Tax Free Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 98.4%
Revenue Bonds – 77.1%
Continuing Care Retirement Communities – 3.2%
Cole County Industrial Development Authority, Lutheran Services Heisinger Project, Callable 02/01/2014 @ 100
5.250%, 02/01/2024	$2,000	$2,023
Illinois Financing Authority, Friendship Village, Schaumburg, Series A, Callable 02/15/2015
5.375%, 02/15/2025	1,800	1,791
Missouri State Health & Educational Facilities Authority, Senior Living Facilities, Lutheran Senior, Series A, Callable 02/01/2015 @ 100
5.375%, 02/01/2035	1,500	1,516

		5,330

Education – 9.2%
Missouri State Health & Educational Facilities Authority, University of Missouri-Columbia Arena Project, Callable 11/01/2011 @ 100
5.000%, 11/01/2019	2,540	2,620
Missouri State Health & Educational Facilities Authority, Washington University, Series A, Callable 02/15/2015 @ 100
5.000%, 02/15/2019	1,465	1,526
Missouri State Health & Educational Facilities Authority, Washington University, Series A, Callable 06/15/2011 @ 100
5.125%, 06/15/2041	2,150	2,185
Northwest Missouri State University Housing, Callable 06/01/2013 @ 100 (MBIA)
5.000%, 06/01/2016	650	676
University of Missouri, Pre-refunded 11/01/2007 @ 101
5.500%, 11/01/2021 (a)	3,000	3,095
5.800%, 11/01/2027 (a)	5,000	5,177

		15,279

Healthcare – 15.5%
Boone County Hospital, Callable 08/01/2012 @ 100
5.050%, 08/01/2020	1,200	1,209
Cape Girardeau County Authority, Southeast Missouri Hospital Association, Callable 06/01/2012 @ 100
5.625%, 06/01/2022	1,500	1,540
Carthage Hospital Revenue, Callable 04/01/2016 @ 100
6.000%, 04/01/2038	1,000	985
Hannibal Industrial Development Authority Health Facilities
4.300%, 03/01/2013	1,345	1,326
Hannibal Industrial Development Authority Health Facilities, Callable 03/01/2016 @ 100
5.000%, 03/01/2022	1,000	1,002
Joplin Industrial Development Authority Healthcare Facilities, Freeman Health Systems Project, Callable 02/15/2015 @ 102
5.500%, 02/15/2024	2,000	2,070
Missouri State Health & Educational Facilities Authority, BJC Health Systems, Series A, Escrowed to Maturity
6.750%, 05/15/2012 (b)	3,310	3,768
The accompanying notes are an integral part of the financial statements.
80      First American Funds Annual Report 2006

Missouri Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Missouri State Health & Educational Facilities Authority, Jefferson Memorial Hospital (RAAI)
4.250%, 08/15/2013	$735	$731
Missouri State Health & Educational Facilities Authority, Jefferson Memorial Hospital, Callable 08/15/2014 @ 100 (RAAI)
5.000%, 08/15/2019	2,300	2,349
Missouri State Health & Educational Facilities Authority, Lake Regional Health System Project
5.000%, 02/15/2012	515	529
Missouri State Health & Educational Facilities Authority, SSM Health, Series A, Pre-refunded 06/01/2008 @ 101 (MBIA)
5.000%, 06/01/2018 (a)	1,555	1,603
Missouri State Health & Educational Facilities Authority, SSM Health, Series B, Callable 06/01/2008 @ 101 (MBIA)
5.000%, 06/01/2018	445	454
Missouri State Health & Educational Facilities Authority, St. Lukes Health Systems, Series A
5.000%, 11/15/2014	3,000	3,140
North Kansas City Hospital, Series A, Callable 11/15/2013 @ 100 (FSA)
5.000%, 11/15/2021	250	257
Saline County Industrial Development Authority, Health Facilities, John Fitzgibbon Memorial Hospital, Callable 12/01/2015 @ 100
5.625%, 12/01/2035	1,000	987
St. Louis County Industrial Development Authority, Ranken-Jordan Project, Series A, Callable 11/15/2013 @ 100
6.625%, 11/15/2035	500	513
University Health Facilities, University of Missouri Health System, Series A, Pre-refunded 11/01/2006 @ 102 (AMBAC)
5.600%, 11/01/2026 (a)	3,000	3,077

		25,540

Housing – 2.9%
Missouri State Housing Development Commission, Homeownership Loan Program, Series B, Callable 09/01/2015 @ 100 (AMT) (GNMA) (FNMA)
4.800%, 09/01/2031	2,500	2,422
Missouri State Housing Development Commission, Homeownership Loan Program, Series C1, Callable 09/01/2015 @ 100 (AMT) (GNMA) (FNMA)
5.000%, 09/01/2037	1,000	984
University City Industrial Development Authority, Multifamily Housing, Series A, Callable 07/31/2006 @ 102 (GNMA)
5.950%, 12/20/2025	1,400	1,419

		4,825

Lease Revenue – 15.1%
Clay County, Public Building Authority, Callable 05/15/2008 @ 100 (MLO)
5.125%, 05/15/2014	2,000	2,039
Kansas City Municipal Assistance, Capital Appreciation Leasehold, Series B-1, Zero Coupon Bond (MLO)
5.260%, 04/15/2027 (c)	2,000	703
Kansas City Special Facilities Revenue, MCI Overhaul Base Project, Series G, Callable 09/01/2015 @ 100 (AMT) (MLO)
4.750%, 09/01/2028	4,000	3,798
Missouri State Board of Public Buildings, Series A, Callable 10/15/2013 @ 100 (MLO)
5.000%, 10/15/2027	1,000	1,023
Missouri State Board of Public Buildings, State Office Building Special Obligation, Series A, Callable 05/01/2011 @ 100 (MBIA) (MLO)
5.000%, 05/01/2023	2,000	2,048
5.000%, 05/01/2024	5,130	5,246
5.125%, 05/01/2026	5,000	5,137
Missouri State Board of Public Buildings, State Office Building Special Obligation, Series A, Callable 05/01/2011 @ 100 (MLO)
5.000%, 05/01/2017	1,000	1,032
Missouri State Financial Board Infrastructure Facilities, Branson, Series A, Callable 12/01/2012 @ 100 (MLO)
5.000%, 12/01/2017	1,000	1,008
5.375%, 12/01/2022	750	766
Springfield Public Building, Capital Improvement Project, Callable 03/01/2014 @ 100 (AMBAC) (MLO)
5.000%, 03/01/2024	2,000	2,050
Springfield Public Utility Revenue, Series A (MBIA) (MLO)
4.000%, 12/01/2014	150	148

		24,998

Miscellaneous – 1.9%
Missouri Financial Board Cultural Facilities, Nelson Gallery Foundation, Series A, Callable 12/01/2011 @ 100
5.250%, 12/01/2014	1,000	1,054
Platte County Industrial Development Transportation Authority (MLO)
4.000%, 12/01/2014	780	766
St. Louis Industrial Development Authority, St. Louis Science Center, Series A (RAAI)
4.000%, 02/15/2014	315	309
Sugar Creek, Lafarge North America, Series A, Callable 06/01/2013 @ 101 (AMT)
5.650%, 06/01/2037	1,000	1,027

		3,156

Revolving Funds – 14.1%
Missouri State Environmental Improvement & Energy Resources Authority, Series A, State Revolving Fund Program, Pre-refunded 07/01/2010 @ 100
5.500%, 07/01/2016 (a)	1,875	1,984
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series A, State Revolving Fund Program, Callable 07/01/2010 @ 100
5.500%, 07/01/2016	620	653
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series A, State Revolving program, Callable 07/01/2016 @ 100
4.750%, 07/01/2020	2,000	2,045
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series B, Drinking Water, Callable 01/01/2013 @ 100
5.500%, 07/01/2014	2,000	2,160
First American Funds Annual Report 2006       81

Schedule of  Investments continued

Missouri Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series B, Drinking Water, Callable 01/01/2009 @ 101
5.250%, 01/01/2015	$2,180	$2,259
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series C, State Revolving Fund Program
5.375%, 07/01/2014	2,400	2,609
5.375%, 07/01/2015	1,500	1,637
5.375%, 07/01/2016	2,000	2,182
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series C, State Revolving Fund Program, Callable 07/01/2011 @ 100
5.000%, 07/01/2023	6,655	6,847
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series C, State Revolving Fund Program, Callable 01/01/2016 @ 100
4.750%, 07/01/2025	1,000	1,011

		23,387

Tax Revenue – 4.3%
Belton Increment Tax Revenue, Town Center Project, Callable 03/01/2016 @ 100
5.500%, 03/01/2020	250	246
5.625%, 03/01/2025	600	591
Branson Industrial Development Authority Tax Increment Revenue, Branson Landing Retail Project, Callable 06/01/2015 @ 100
5.500%, 06/01/2029	1,000	997
Brentwood Tax Increment Revenue, Brentwood Square Project
4.125%, 05/01/2011	250	245
Fenton Tax Increment Revenue, Gravois Bluffs Redevelopment Project
5.000%, 04/01/2014	1,000	1,024
Howard Bend Levee District (XLCA)
5.500%, 03/01/2026	1,745	1,921
Riverside Tax Increment Revenue, L-385 Levee Project, Callable 05/01/2015 @ 100 (MLO)
5.250%, 05/01/2020	1,000	1,008
St. Joseph Industrial Development Authority, Tax Increment Revenue, Shoppes at North Village Project, Callable 11/01/2014 @ 100
5.375%, 11/01/2023	1,000	995

		7,027

Transportation – 6.7%
Missouri State Highways & Transportation Road, Series A, Callable 02/01/2011 @ 100
5.250%, 02/01/2020	5,000	5,223
Missouri State Highways & Transportation Road, Series A, Callable 02/01/2012 @ 100
5.000%, 02/01/2022	3,725	3,818
Puerto Rico Commonwealth Highway & Transportation Authority, Series K, Callable 07/01/2015 @ 100
5.000%, 07/01/2017	1,000	1,019
St. Louis Airport, Capital Improvement Program, Series A, Callable 07/01/2012 @ 100 (MBIA)
5.375%, 07/01/2021	1,000	1,055

		11,115

Utilities – 4.2%
Kansas City Water, Series B, Callable 12/01/2006 @ 101
5.000%, 12/01/2016	2,200	2,231
Metropolitan St. Louis Sewer District, Series A, Callable 05/01/2014 @ 100 (MBIA)
5.000%, 05/01/2023	1,075	1,107
Missouri Joint Municipal Electric Utilities, Commission Power Project Revenue, Plum Point Project, Callable 01/01/2016 @ 100 (MBIA)
4.200%, 01/01/2018	40	39
Missouri Joint Municipal Electric Utilities, Commission Power Project Revenue, Plum Point Project (MBIA)
5.000%, 01/01/2016	1,500	1,584
Missouri State Development Financial Board, Independence Water System, Callable 11/01/2014 @ 100 (AMBAC)
5.000%, 11/01/2024	1,000	1,029
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Kansas City Power & Light
4.000%, 01/02/2012	1,000	981

		6,971

Total Revenue Bonds		127,628

General Obligations – 19.5%
Columbia School District, Crossover Refunded 03/01/2007 @ 100
6.300%, 03/01/2011 (d)	365	371
Hazelwood School District, Series A, Callable 03/01/2015 @ 100 (FGIC) (MDDP)
5.000%, 03/01/2017	570	598
Independence School District, Callable 03/01/2013 @ 100 (MBIA) (MDDP)
5.000%, 03/01/2020	1,000	1,032
Jackson County School District #7, Lee’s Summit, Callable 03/01/2016 @ 100 (MBIA)
4.750%, 03/01/2020	560	570
Jackson County School District #7, Lee’s Summit, Callable 03/01/2015 @ 100 (MBIA) (MDDP)
4.250%, 03/01/2016	2,000	1,993
Jefferson City School District, Series A (MDDP)
6.700%, 03/01/2011	1,000	1,083
Miller County School District #2, Callable 03/01/2016 @ 100 (FSA)
5.000%, 03/01/2017	1,000	1,053
Platte County School District #R-3, Callable 03/01/2014 @ 100 (MBIA)
5.000%, 03/01/2024	1,000	1,028
Puerto Rico Municipal Finance Agency, Pre-refunded 08/01/2009 @ 101
5.500%, 08/01/2023 (a)	3,000	3,169
Riverview Gardens School District Educational Facilities Authority, Series A (MLO)
4.125%, 04/01/2016	500	486
St. Charles Community College (MBIA)
5.250%, 02/15/2018	1,390	1,499
St. Charles County, Francis Howell School District (FGIC) (MDDP)
5.250%, 03/01/2018	2,095	2,256
St. Joseph School District (FSA) (MDDP)
5.250%, 03/01/2017	1,500	1,619
The accompanying notes are an integral part of the financial statements.
82      First American Funds Annual Report 2006

Missouri Tax Free Fund (concluded)
DESCRIPTION	PAR/SHARES	VALUE

St. Louis County
5.000%, 02/01/2012	$3,250	$3,426
St. Louis County Public Safety, Pre-refunded 08/15/2009 @ 100 (FGIC)
5.125%, 02/15/2017 (a)	4,185	4,335
St. Louis County Rockwood School District #R-6, Callable 02/01/2011 @ 100 (MDDP)
5.000%, 02/01/2013	3,000	3,116
St. Louis County Rockwood School District #R-6, Series A, Callable 02/01/2013 @ 100
5.000%, 02/01/2014	2,000	2,101
St. Louis County School District, Series A (FSA)
5.000%, 03/01/2014	2,000	2,112
St. Louis County School District, Series A, Callable 03/01/2014 @ 100
5.000%, 03/01/2016	500	523

Total General Obligations		32,370

Certificates of Participation – 1.8%
Hazelwood School District, Energy Improvements Project
4.200%, 03/01/2013	405	404
Hazelwood School District, Energy Improvements Project, Callable 03/01/2016 @ 100
4.500%, 03/01/2017	515	516
4.500%, 03/01/2018	445	444
Mehlville School District #R-9 (FSA) (MLO)
5.000%, 09/01/2015	1,500	1,576

Total Certificates of Participation		2,940

Total Municipal Bonds (Cost $160,028)		162,938

Short-Term Investment – 0.5%
First American Tax Free Obligations Fund, Class Z (e)
(Cost $889)	889,270	889

Total Investments – 98.9% (Cost $160,917)		163,827

Other Assets and Liabilities, Net – 1.1%		1,753

Total Net Assets – 100.0%		$165,580

(a)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.

(b)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(c)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield at the time of purchase.

(d)	Crossover Refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.

(e)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.
AMBAC – American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of June 30, 2006, the aggregate market value of securities subject to the AMT was $8,231 which represents 5.0% of total net assets.
FGIC – Financial Guaranty Insurance Corporation
FNMA – Federal National Mortgage Association
FSA – Financial Security Assurance
GNMA – Government National Mortgage Association
MBIA – Municipal Bond Insurance Association
MDDP – Missouri Direct Deposit Program
MLO – Municipal Lease Obligation
RAAI – Radian Asset Assurance Inc.
XLCA – XL Capital Assurance Inc.

Nebraska Tax Free Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 98.3%
Revenue Bonds – 75.3%
Continuing Care Retirement Communities – 2.5%
North Carolina Community Health Care Facilities, Presbyterian Homes, Callable 10/01/2016 @ 100
5.400%, 10/01/2027 (a)	$410	$405
South Dakota Health & Educational Facilities Authority, Westhills Village Retirement Community, Callable 09/01/2014 @ 100
5.000%, 09/01/2025 (a)	600	597

		1,002

Education – 17.9%
Nebraska Educational Finance Authority, Concordia University Project, Callable 12/15/2008 @ 100
5.350%, 12/15/2018	650	661
Nebraska Educational Finance Authority, Creighton University Project, Series A (AMBAC)
5.000%, 09/01/2009	500	513
Nebraska Educational Finance Authority, Midland Lutheran College Project, Callable 10/01/2010 @ 100
5.200%, 10/01/2020	350	353
Nebraska Educational Finance Authority, Wesleyan University Project, Callable 04/01/2012 @ 100 (RAAI)
5.000%, 04/01/2017	605	617
Nebraska Utility Corporation, University of Nebraska, Lincoln Project, Callable 01/01/2012 @ 100
5.250%, 01/01/2015	1,045	1,102
University of Nebraska Facility Corporation, Deferred Maintenance Project, Callable 07/15/2008 @ 100
5.250%, 07/15/2011	1,000	1,023
University of Nebraska Facility Corporation, Medical Center Research Project, Callable 02/15/2012 @ 100
5.000%, 02/15/2015	500	519
University of Nebraska, Kearney Student Fees, Callable 01/01/2016 @ 100
5.000%, 07/01/2030	500	506
University of Nebraska, Lincoln Memorial Stadium Project, Series A, Callable 05/01/2014 @ 100
5.000%, 11/01/2015	500	519
University of Nebraska, Lincoln Student Fees, Callable 01/01/2013 @ 100
5.000%, 07/01/2022	750	766
University of Nebraska, Omaha Student Housing Project, Callable 11/24/2013 @ 100
5.000%, 05/15/2023	500	514

		7,093

Healthcare – 21.0%
Douglas County Hospital Authority #1, Immanuel Medical Center, Callable 09/01/2007 @ 102 (AMBAC)
4.900%, 09/01/2009	750	770
Douglas County Hospital Authority #2, Girls & Boys Town Project, Callable 09/01/2015 @ 100
4.500%, 09/01/2030	1,000	938
First American Funds Annual Report 2006       83

Schedule of  Investments continued

Nebraska Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Douglas County Hospital Authority #2, Nebraska Medical Center
5.000%, 11/15/2016	$700	$718
Halifax Medical Center, Hospital Revenue, Series A, Callable 06/01/2016 @ 100
5.000%, 06/01/2038	600	580
Indiana Health & Educational Facility Financing Authority, Schneck Memorial Hospital Project, Series A, Callable 02/15/2016 @ 100
5.250%, 02/15/2030	600	613
Lancaster County Hospital Authority #1, BryanLGH Medical Center Project, Series A, Callable 06/01/2011 @ 100 (AMBAC)
5.000%, 06/01/2019	500	510
5.125%, 06/01/2021	1,200	1,227
Madison County Hospital Authority #1, Faith Regional Health Services Project, Callable 01/01/2012 @ 100 (RAAI)
5.500%, 07/01/2021	1,000	1,042
Nebraska Investment Finance Authority, Great Plains Regional Medical Center, Callable 05/15/2012 @ 100 (RAAI)
5.200%, 11/15/2016	250	259
5.300%, 11/15/2017	805	834
New Hampshire Health & Educational Facilities Authority, The Memorial Hospital, Callable 06/01/2016 @ 100
5.250%, 06/01/2036	150	147
Platte County Hospital Authority #1, Columbus Community Hospital Project, Callable 05/01/2010 @ 101 (RAAI)
5.850%, 05/01/2014	650	687

		8,325

Housing – 6.4%
Nebraska Investment Finance Authority, Multifamily Housing, Callable 07/01/2012 @ 100 (AMT) (GNMA)
4.625%, 07/20/2012	365	365
Nebraska Investment Finance Authority, Single Family Housing, Series A, Callable 03/01/2011 @ 100 (AMT)
5.150%, 03/01/2016	340	345
Nebraska Investment Finance Authority, Single Family Housing, Series C, Callable 03/01/2014 @ 100 (AMT)
4.400%, 09/01/2020	680	656
Nebraska Investment Finance Authority, Single Family Housing, Series D, Callable 03/01/2015 @ 100 (AMT)
4.950%, 09/01/2026	500	498
Omaha Housing Authority, Multifamily Housing, Timbercreek Apartments, Callable 10/01/2011 @ 100 (GNMA)
5.150%, 11/20/2022	670	685

		2,549

Miscellaneous – 1.8%
Aleutians East Burough Project, Aleutian Pribilof Islands, Callable 06/01/2016 @ 100 (ACA)
5.500%, 06/01/2036	400	409
Washington County Wastewater Facilities, Cargill Income Project, Callable 11/01/2012 @ 101 (AMT)
5.900%, 11/01/2027	300	320

		729

Recreational Facility Authority – 5.9%
Douglas County Zoo Facility, Omaha Henry Doory Zoo Project, Callable 04/13/2015 @ 100
4.750%, 09/01/2024	1,365	1,327
Omaha Convention Hotel Corporation, Series A, Callable 04/01/2012 @ 100 (AMBAC)
5.125%, 04/01/2026	1,000	1,027

		2,354

Revolving Funds – 2.7%
Nebraska Investment Finance Authority, Drinking Water System Revolving Fund, Callable 01/01/2009 @ 100
4.500%, 01/01/2010	115	116
5.150%, 01/01/2016	580	589
Nebraska Investment Finance Authority, Drinking Water System Revolving Fund, Series A, Callable 07/01/2011 @ 100
4.300%, 01/01/2021	400	383

		1,088

Tax Revenue – 2.8%
Ohio County, Special District Excise Tax Revenue, Fort Henry Economic Development, Series B, Callable 03/01/2016 @ 100
5.625%, 03/01/2036	200	201
Omaha Special Tax Revenue, Series A, Callable 02/01/2012 @ 101
5.125%, 02/01/2032	500	513
Vanderburgh County, Industrial Redevelopment Commission, Tax Increment, Callable 08/01/2016 @ 100
5.000%, 02/01/2026	400	401

		1,115

Utilities – 14.3%
Alliance Electrical Systems, Callable 06/15/2008 @ 100 (AMBAC)
5.000%, 12/15/2014	260	264
5.100%, 12/15/2015	460	469
Burt County Public Power District Electric Systems, Callable 07/01/2011 @ 100
4.850%, 07/01/2026	335	330
Grand Island Electrical Systems, Callable 06/27/2011 @ 100 (MBIA)
5.125%, 08/15/2016	750	784
Hastings Electrical Systems, Callable 05/01/2011 @ 100 (FSA)
5.000%, 01/01/2015	1,000	1,038
5.000%, 01/01/2016	750	779
Lincoln Electrical Systems, Callable 09/01/2011 @ 100
5.000%, 09/01/2015	500	520
Lincoln Electrical Systems, Callable 09/01/2013 @ 100
5.000%, 09/01/2026	250	256
Omaha Public Power District, Nebraska City, Series A, Callable 12/01/2015 @ 100 (AMBAC)
4.400%, 02/01/2023	260	253
4.550%, 02/01/2026	750	734
The accompanying notes are an integral part of the financial statements.
84      First American Funds Annual Report 2006

Nebraska Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Omaha Public Power Electrical Systems, Escrowed to Maturity
6.200%, 02/01/2017 (b)	$210	$239

		5,666

Total Revenue Bonds		29,921

General Obligations – 19.7%
Douglas County School District #10, Elkhorn Public Schools, Callable 01/10/2011 @ 100
4.500%, 07/15/2026	500	491
Douglas County School District #17, Millard Public Schools, Series A, Callable 05/15/2010 @ 100 (FSA)
4.500%, 06/15/2025	750	724
Douglas County School District #54, Ralston Public Schools, Callable 08/15/2011 @ 100 (FSA)
5.000%, 12/15/2016	845	879
Hall County, Callable 03/15/2011 @ 100 (MBIA)
4.250%, 12/15/2026	500	463
Hayes County School District #79, Callable 11/15/2010 @ 100
4.550%, 11/15/2022	170	166
4.600%, 11/15/2023	180	176
La Vista, Callable 12/15/2010 @ 100
4.800%, 12/15/2026	345	340
La Vista, Off-Street Parking, Callable 04/15/2011 @ 100
4.700%, 04/15/2025	500	478
Lancaster County School District #1, Lincoln Public Schools, Callable 01/15/2011 @ 100
5.250%, 07/15/2019	220	230
Lancaster County School District #1, Lincoln Public Schools, Callable 07/15/2012 @ 100
5.000%, 01/15/2017	750	778
Lincoln-Lancaster County Public Building Community, Tax Supported Lease Rental, Callable 04/15/2015 @ 100
4.500%, 10/15/2026	750	724
Omaha-Douglas Public Building, Callable 05/01/2011 @ 100
4.900%, 05/01/2016	500	516
5.100%, 05/01/2020	300	311
Puerto Rico Commonwealth, Government Development, Series B
5.000%, 12/01/2014	400	412
Saunders County, Callable 01/10/2011 @ 100 (FSA)
5.000%, 11/01/2030	650	658
Scotts Bluff County, Callable 07/12/2011 @ 100
4.550%, 01/15/2026 (a)	500	495

Total General Obligations		7,841

Certificates of Participation – 3.3%
Western Nebraska Community College, Callable 10/15/2007 @ 100 (MLO)
4.700%, 10/15/2010	295	297
4.800%, 10/15/2011	195	196
4.900%, 10/15/2012	250	252
5.000%, 10/15/2013	300	303
5.100%, 10/15/2014	250	252

		1,300

Total Municipal Bonds (Cost $38,635)		39,062

Short-Term Investments – 4.3%
Money Market Fund – 4.2%
First American Tax Free Obligations Fund, Class Z (c)	1,691,927	1,692

U.S. Treasury Obligation – 0.1%
U.S. Treasury Bill
4.467%, 07/20/2006 (d)	$40	40

Total Short-Term Investments (Cost $1,732)		1,732

Total Investments – 102.6% (Cost $40,367)		40,794

Other Assets and Liabilities, Net – (2.6)%		(1,050)

Total Net Assets – 100.0%		$39,744

(a)	Security purchased on a when-issued basis. On June 30, 2006, the total cost of investments purchased on a when-issued basis was $1,504 or 3.8% of total net assets. See note 2 in Notes to Financial Statements.

(b)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(c)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

(d)	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of June 30, 2006. See note 2 in Notes to Financial Statements.

ACA –	American Capital Access

AMBAC –	American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of June 30, 2006, the aggregate market value of securities subject to the AMT was $2,184, which represents 5.5% of total net assets.

FSA –	Financial Security Assurance

GNMA –	Government National Mortgage Association

MBIA –	Municipal Bond Insurance Association

MLO –	Municipal Lease Obligation

RAAI –	Radian Asset Assurance Inc.
Schedule of Open Futures Contracts

	Number of	Notional
	Contracts	Contract	Settlement	Unrealized
Description	Sold	Value	Month	Appreciation

U.S. Treasury 10 Year Note Futures	(20)	$(2,097)	September 2006	$20

First American Funds Annual Report 2006       85

Schedule of  Investments continued

Ohio Tax Free Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 98.9%
Revenue Bonds – 53.4%
Continuing Care Retirement Communities – 4.1%
Franklin County Health Care Facilities, Refunding & Improvement, Ohio Presbyterian, Series A, Callable 07/01/2012 @ 100 (RAAI)
5.125%, 07/01/2022	$500	$510
Franklin County Health Care Facilities, Refunding & Improvement, Ohio Presbyterian, Series A, Callable 07/01/2015 @ 100
5.000%, 07/01/2026	800	791
Toledo-Lucas County Port Authority Facilities, St. Mary Woods Project, Series A, Callable 05/15/2010 @ 100
6.000%, 05/15/2024	400	405

		1,706

Economic Development – 0.6%
Summit County Port Authority Board Funding Program, Garfield Heights Project, Series A, Callable 05/15/2014 @ 102
5.250%, 05/15/2023	250	250

Education – 14.7%
Cincinnati Port Development Authority, Economic Development Authority, Sisters of Mercy, Callable 10/01/2016 @ 100
5.000%, 10/01/2025	250	251
Ohio State Higher Educational Facilities, Baldwin-Wallace College Project
5.000%, 12/01/2013	750	765
Ohio State Higher Educational Facilities, College of Wooster Project, Callable 09/01/2015 @ 100
5.000%, 09/01/2020	400	410
Ohio State Higher Educational Facilities, Ohio Northern University Project, Callable 05/01/2015 @ 100
5.000%, 05/01/2026	1,000	1,019
Ohio State Higher Educational Facilities, Wittenburg University Project, Callable 12/01/2015 @ 100
5.000%, 12/01/2024	505	500
Ohio State Higher Educational Facilities, Xavier University Project, Callable 05/01/2013 @ 100 (FGIC)
5.250%, 05/01/2016	1,000	1,050
Ohio State University, Series B, Callable 06/01/2013 @ 100
5.250%, 06/01/2016	1,000	1,063
University of Cincinnati, Series A, Callable 06/01/2011 @ 101 (FGIC)
5.500%, 06/01/2014	1,000	1,071

		6,129

Healthcare – 11.1%
Akron, Bath & Copley Joint Township Hospital Facilities, Summa Health Systems, Series A, Callable 11/15/2014 @ 100 (RAAI)
5.250%, 11/15/2016	800	841
Erie County Hospital Facilities, Firelands Regional Medical Center, Series A, Callable 08/15/2012 @ 101
5.500%, 08/15/2022	500	517
Erie County Hospital Facilities, Firelands Regional Medical Center Project, Series A, Callable 08/15/2016 @ 100
5.000%, 08/15/2036	600	599
Fairfield County Hospital Facilities, Fairfield Medical Center, Callable 06/15/2012 @ 100 (RAAI)
5.000%, 06/15/2022	500	506
Hamilton County Hospital Facilities, Children’s Medical Center, Series F (FGIC)
5.200%, 05/15/2009	1,000	1,024
Lorain County Hospital, Catholic Healthcare, Callable 10/01/2012 @ 100
5.500%, 10/01/2017	350	368
Miami County Hospital Facilities, Upper Valley Medical Center, Callable 05/15/2016 @ 100
5.250%, 05/15/2018	125	129
Miami County Hospital Facilities, Upper Valley Medical Center, Callable 05/15/2016 @ 100
5.250%, 05/15/2026	250	256
South Dakota Health & Educational Facilities Authority, Westhills Village Retirement Community, Callable 09/01/2014 @ 100
5.000%, 09/01/2025 (a)	400	397

		4,637

Housing – 2.4%
Ohio Housing Finance Agency, Residential Mortgage Backed Securities, Series E, Callable 03/01/2016 @ 100 (AMT) (GNMA) (FNMA)
4.850%, 09/01/2026	1,000	990

Lease Revenue – 6.9%
Cleveland-Cuyahoga County Port Authority, Rita Project, Callable 11/15/2014 @ 100 (MLO) (RAAI)
5.000%, 11/15/2019	750	767
Ohio State Building Authority, State Facility, Administration Building Fund, Series A, Callable 04/01/2012 @ 100 (FSA) (MLO)
5.500%, 04/01/2016	1,000	1,070
Riversouth Authority Revenue, Riversouth Area Redevelopment, Series A, Callable 06/01/2014 @ 100 (MLO)
5.250%, 12/01/2017	1,000	1,056

		2,893

Miscellaneous – 2.8%
Aleutians East Burough Project, Aleutian Pribilof Islands, Callable 06/01/2016 @ 100 (ACA)
5.500%, 06/01/2036	150	153
Toledo-Lucas County Port Authority Facilities, Cargill Income Project, Series B
4.500%, 12/01/2015	1,000	996

		1,149

The accompanying notes are an integral part of the financial statements.
86      First American Funds Annual Report 2006

Ohio Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Revolving Funds – 4.9%
Ohio State Water Development Authority, Escrowed to Maturity, Callable until 11/30/2011 @ 100 (AMBAC)
5.800%, 12/01/2011 (b)	$1,000	$1,011
Ohio State Water Development Authority, Water Pollution Control, Pre-refunded 06/01/2012 @ 100
5.050%, 12/01/2021 (c)	1,000	1,055

		2,066

Tax Revenue – 1.0%
Toledo-Lucas County Port Authority, Crocker Park Public Improvement Project, Callable 12/01/2013 @ 102
5.250%, 12/01/2023	400	406

Utilities – 4.9%
Hamilton Electric Systems, Series A, Callable 10/15/2015 @ 101
4.300%, 10/15/2016	1,000	991
Montgomery County Water, Greater Moraine Beaver, Callable 11/15/2012 @ 100 (AMBAC)
5.375%, 11/15/2016	1,000	1,068

		2,059

Total Revenue Bonds		22,285

General Obligations – 42.3%
Cincinnati, Callable 12/01/2011 @ 100
5.000%, 12/01/2016	1,000	1,042
5.000%, 12/01/2017	1,000	1,036
Dayton City School District, School Facilities Construction & Improvement, Series D (FGIC)
5.000%, 12/01/2011	1,000	1,050
Dublin, Refunding & Improvement, Series A, Callable 12/01/2009 @ 101
5.250%, 12/01/2014	1,000	1,048
Greater Cleveland Regional Transportation Authority, Pre-refunded 12/01/2006 @ 101 (FGIC)
5.650%, 12/01/2016 (c)	500	509
Ohio State Common Schools, Series A, Callable 03/15/2012 @ 101 (FGIC)
5.125%, 09/15/2022	1,750	1,813
Ohio State Common Schools, Series B (VRDO)
3.900%, 03/15/2025 (d)	200	200
Ohio State Higher Education, Series A, Callable 02/01/2011 @ 100
5.000%, 02/01/2019	1,000	1,030
Ohio State Higher Education, Series A, Callable 02/01/2012 @ 100
5.000%, 08/01/2022	1,000	1,026
Ohio State Higher Education, Series B, Callable 11/01/2011 @ 100
5.000%, 11/01/2015	1,000	1,042
Ohio State Higher Educational Facilities, John Carroll University Project, Callable 04/01/2016 @ 100
5.000%, 04/01/2019	1,000	1,033
Ohio State Infrastructure Improvement, Series A
5.500%, 02/01/2020	1,000	1,112
Ohio State Parks & Recreational Facilities, Series II-A, Callable 02/01/2015 @ 100
5.250%, 02/01/2020	1,000	1,057
Puerto Rico Commonwealth, Government Development, Series B
5.000%, 12/01/2014	260	268
Revere Local School District (FSA)
5.000%, 12/01/2012	1,150	1,211
Solon, Callable 12/01/2012 @ 100
5.000%, 12/01/2021	1,000	1,028
Springfield City School District, Callable 12/01/2011 @ 102 (FGIC)
5.200%, 12/01/2023	1,000	1,047
Toledo City School District, School Facilities Improvement, Callable 12/01/2013 @ 100 (FSA)
5.000%, 12/01/2014	1,000	1,053

Total General Obligations		17,605

Certificate of Participation – 3.2%
Midview Local School District, School Buildings Facilities Project, Callable 05/01/2013 @ 100 (MLO)
5.250%, 11/01/2017	1,270	1,324

Total Municipal Bonds (Cost $40,934)		41,214

Short-Term Investments – 1.4%
Money Market Fund – 1.3%
Federated Ohio Municipal Cash Trust	523,878	524

U.S. Treasury Obligation – 0.1%
U.S. Treasury Bill
4.642%, 07/20/2006 (e)	$40	40

Total Short-Term Investments (Cost $564)		564

Total Investments – 100.3% (Cost $41,498)		41,778

Other Assets and Liabilities, Net – (0.3)%		(122)

Total Net Assets – 100.0%		$41,656

(a)	Security purchased on a when-issued basis. On June 30, 2006, the total cost of investments purchased on a when-issued basis was $401 or 1.0% of total net assets. See note 2 in Notes to Financial Statements.

(b)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(c)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.

(d)	Variable Rate Security – The rate shown is in effect as of June 30, 2006.

(e)	Yield shown is effective yield as of June 30, 2006.
ACA – American Capital Access
AMBAC – American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of June 30, 2006 the aggregate market value of securities subject to the AMT was $990, which represents 2.4% of total net assets.
FGIC – Financial Guaranty Insurance Corporation
FNMA – Federal National Mortgage Association
FSA – Financial Security Assurance
GNMA – Government National Mortgage Association
LOC – Letter Of Credit
MLO – Municipal Lease Obligation
RAAI – Radian Asset Assurance Inc.

VRDO –	Variable Rate Demand Obligation. Floating or variable rate obligation maturing in more than one year. The interest is based on specific, or an index of, market interest rates, and is subject to change periodically. This instrument may also have a demand feature which allows the recovery of principal at any time, or at specified intervals not exceeding one year, on up to 30 days’ notice. Maturity date shown represents final maturity.
First American Funds Annual Report 2006       87

Schedule of  Investments continued

Oregon Intermediate Tax Free Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 98.9%
Revenue Bonds – 34.6%
Continuing Care Retirement Communities – 2.5%
Clackamas County Hospital Facilities Authority, Mary’s Woods, Series A, Pre-refunded 05/15/2009 @ 102
6.125%, 05/15/2013 (a)	$1,000	$1,075
Clackamas County Hospital Facilities Authority, Robison Jewish Home, Callable 10/01/2015 @ 100
5.125%, 10/01/2024	1,000	969
Oregon State Health, Housing, Educational & Cultural Facilities Authority, Oregon Baptist Retirement Homes, Callable until 11/14/2006 @ 103
8.000%, 11/15/2026	895	916

		2,960

Economic Development – 1.2%
Port Morrow, Callable until 05/31/2015 @ 100
6.250%, 06/01/2015	1,500	1,501

Education – 6.0%
Forest Grove Campus Improvement, Pacific University Project, Series A, Callable 05/01/2015 @ 100 (RAAI)
5.000%, 05/01/2022	3,130	3,186
Multnomah County Educational Facilities, University of Portland, Callable 04/01/2007 @ 102 (AMBAC)
5.700%, 04/01/2015	1,000	1,041
Oregon State Facilities Authority, Linfield College Project, Series A, Callable 10/01/2015 @ 100
5.000%, 10/01/2025	1,000	1,002
Oregon State Health, Housing, Educational & Cultural Facilities Authority, Reed College, Series A, Callable 07/01/2006 @ 102
5.375%, 07/01/2015	2,000	2,040

		7,269

Healthcare – 5.4%
Clackamas County Hospital Facilities Authority, Legacy Health Systems, Callable 08/15/2009 @ 101
5.250%, 02/15/2011	2,000	2,083
5.375%, 02/15/2012	1,000	1,033
Medford Hospital Facilities Authority, Asante Health Systems, Series A, Callable 08/15/2008 @ 101 (MBIA)
5.250%, 08/15/2011	325	335
5.375%, 08/15/2012	320	330
Multnomah County Hospital Facilities Authority, Providence Health Systems, Callable 10/01/2014 @ 100
5.250%, 10/01/2022	1,000	1,044
Salem Hospital Facilities Authority, Callable 08/15/2008 @ 101
5.250%, 08/15/2014	1,000	1,023
Umatilla County Hospital Facilities Authority, Catholic Health Initiatives, Series A
5.000%, 03/01/2012	690	718

		6,566

Housing – 0.5%
Oregon State Housing & Community Services, Series A, Callable 07/01/2006 @ 102
6.000%, 07/01/2016	5	5
Oregon State Housing & Community Services, Series A, Callable until 06/30/2017 @ 100
6.400%, 07/01/2018	230	231
Oregon State Housing & Community Services, Series E, Callable 01/01/2010 @ 100 (FHA)
5.750%, 07/01/2013	365	370

		606

Recreational Facility Authority – 0.9%
Portland Urban Renewal & Redevelopment, Convention Center, Series A, Callable 06/15/2010 @ 101 (AMBAC)
5.750%, 06/15/2015	1,000	1,071

Tax Revenue – 2.2%
Medford Urban Renewal Agency, Callable 01/01/2013 @ 101
4.500%, 06/01/2013	1,010	1,025
Oregon State Department of Administrative Services Lottery, Series A, Callable 04/01/2010 @ 100 (FSA)
5.000%, 04/01/2012	1,050	1,085
Tri-County Metropolitan Transportation District, Series 1 (MGT)
4.900%, 06/01/2009	500	511

		2,621

Transportation – 7.6%
Oregon State Department of Transportation, Highway User Tax, Pre-refunded 11/15/2010 @ 100
5.125%, 11/15/2014 (a)	2,260	2,367
Oregon State Department of Transportation, Highway User Tax, Series A, Callable 11/15/2014 @ 100
5.000%, 11/15/2020	1,085	1,126
5.000%, 11/15/2024	1,325	1,364
Oregon State Department of Transportation, Highway User Tax, Series A, Pre-refunded 11/15/2012 @ 100
5.500%, 11/15/2016 (a)	1,000	1,083
Portland International Airport, Series 12-A, Callable 01/01/2009 @ 101 (FGIC)
5.250%, 07/01/2011	1,165	1,209
5.250%, 07/01/2012	2,000	2,063

		9,212

Utilities – 8.3%
Eugene Electric Utilities, Callable 08/01/2006 @ 100 (FSA)
5.375%, 08/01/2011	1,195	1,196
Eugene Electric Utilities, Callable 08/01/2007 @ 100 (FSA)
5.000%, 08/01/2011	1,305	1,319
Eugene Electric Utilities, Callable 08/01/2008 @ 100 (FSA)
4.800%, 08/01/2013	690	699
Port of St. Helens Pollution Control, Portland General Electric
4.800%, 04/01/2010	2,450	2,444
4.800%, 06/01/2010	400	399
Washington County Clean Water Services (MBIA)
5.000%, 10/01/2014	1,000	1,058
The accompanying notes are an integral part of the financial statements.
88      First American Funds Annual Report 2006

Oregon Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Washington County Clean Water Services, Callable 10/01/2011 @ 100 (FGIC)
5.125%, 10/01/2014	$1,790	$1,875
Washington County Unified Sewer Agency, Series 1 (FGIC)
5.750%, 10/01/2008	1,000	1,040

		10,030

Total Revenue Bonds		41,836

General Obligations – 58.1%
Chemeketa Community College District, Escrowed to Maturity (FGIC)
5.500%, 06/01/2013 (b)	2,170	2,359
Clackamas Community College District, Callable 05/01/2016 @ 100 (MBIA)
5.000%, 05/01/2019	1,145	1,199
Clackamas County School District #7, Lake Oswego, Pre-refunded 06/01/2011 @ 100
5.500%, 06/01/2012 (a)	1,240	1,322
Clackamas County School District #7J, Lake Oswego (FSA)
5.250%, 06/01/2025	200	217
Clackamas County School District #86, Canby, Callable 06/15/2015 @ 100 (FSA)
5.000%, 06/15/2024	1,500	1,548
Clackamas County School District #86, Canby, Callable 06/15/2015 @ 100 (FSA) (SBG)
5.000%, 06/15/2018	1,000	1,047
5.000%, 06/15/2021	1,305	1,355
Clackamas County School District #86, Canby, Pre-refunded 06/15/2010 @ 100 (SBG)
5.500%, 06/15/2015 (a)	1,835	1,940
Columbia County School District #502, Zero Coupon Bond (FGIC)
3.900%, 06/01/2012 (c)	1,530	1,196
Deschutes & Jefferson Counties School District #2, Pre-refunded 06/15/2011 @ 100
5.500%, 06/15/2014 (a)	1,725	1,844
Deschutes & Jefferson Counties School District #2-J, Redmond, Series A (FGIC) (SBG)
5.000%, 06/15/2013	1,250	1,317
Deschutes & Jefferson Counties School District #2-J, Redmond, Series B, Zero Coupon Bond (FGIC) (SBG)
5.090%, 06/15/2021 (c)	1,000	489
Deschutes County, Callable 12/01/2012 @ 100 (FSA)
5.000%, 12/01/2014	1,755	1,839
Hood River County School District, Callable 06/15/2011 @ 100 (SBG)
5.250%, 06/15/2016	1,030	1,082
Jackson County School District #549, Medford (SBG)
5.000%, 06/15/2012	2,000	2,100
Lake Oswego (MBIA)
5.250%, 06/01/2013	1,035	1,106
Lane & Douglas Counties School District #97-J (FGIC) (SBG)
5.375%, 06/15/2016	1,235	1,342
Lane County School District #4, Eugene (FGIC)
5.000%, 07/01/2011	1,785	1,870
Lane County School District #40, Creswell, Callable 06/15/2010 @ 100 (SBG)
5.000%, 06/15/2011	1,120	1,162
Lane County School District #52, Bethel, Pre-refunded 06/15/2010 @ 100 (SBG)
5.350%, 06/15/2011 (a)	1,285	1,352
Linn County Community School District, Pre-refunded 06/15/2013 @ 100 (FGIC) (SBG)
5.550%, 06/15/2021 (a)	1,000	1,092
McMinnville School District #40 (FSA)
5.500%, 06/15/2012	620	668
5.500%, 06/15/2013	1,000	1,081
Metro, Callable 09/01/2010 @ 102
5.250%, 09/01/2014	1,000	1,061
Morrow County School District #1 (FSA) (SBG)
5.000%, 06/15/2014	605	638
Multnomah County, Series A, Pre-refunded 04/01/2010 @ 100
5.000%, 04/01/2011 (a)	1,000	1,038
5.125%, 04/01/2013 (a)	1,000	1,042
Multnomah County School District #7, Reynolds, Callable 06/01/2010 @ 100 (MBIA)
5.000%, 06/01/2021	1,545	1,585
Multnomah County School District #7, Reynolds, Pre-refunded 06/15/2011 @ 100 (SBG)
5.625%, 06/15/2015 (a)	1,000	1,075
Multnomah-Clackamas County School District #10, Gresham-Barlow, Pre-refunded 06/15/2011 @ 100 (FSA) (SBG)
5.500%, 06/15/2013 (a)	1,780	1,903
Multnomah-Clackamas County School District #10JT, Gresham-Barlow (FSA) (SBG)
5.250%, 06/15/2017	1,000	1,080
Multnomah-Clackamas County School District #28-302, Centennial, Pre-refunded 06/15/2011 @ 100 (FGIC) (SBG)
5.500%, 06/15/2014 (a)	1,500	1,604
Oregon State Board of Higher Education, Series D, Callable 08/01/2014 @ 100
5.000%, 08/01/2020	1,000	1,034
Oregon State Pollution Control, Series A, Callable 11/01/2007 @ 100
4.875%, 11/01/2011	455	460
Portland Community College Services, Pre-refunded 06/01/2011 @ 100
5.375%, 06/01/2015 (a)	1,375	1,462
Portland Emergency Facilities, Series A, Callable 06/01/2009 @ 100
5.000%, 06/01/2012	1,060	1,088
Puerto Rico Commonwealth, Government Development, Series B
5.000%, 12/01/2014	1,000	1,029
Puerto Rico Public Buildings Authority, Series J, Callable 07/01/2012 @ 100 (AMBAC) (COMGTY)
5.000%, 07/01/2036	1,000	1,050
Rogue Community College District, Callable 06/15/2015 @ 100 (MBIA) (SBG)
5.000%, 06/15/2022	1,000	1,036
Salem-Keizer School District #24-J, Callable 06/01/2008 @ 100 (FSA)
5.100%, 06/01/2012	2,000	2,039
Salem-Keizer School District #24-J, Pre-refunded 06/01/2009 @ 100 (SBG)
5.250%, 06/01/2012 (a)	1,000	1,038
Tri-County Metropolitan Transportation District, Light Rail Extension, Series A, Callable 07/01/2009 @ 101
5.250%, 07/01/2012	1,000	1,043
Tualatin Hills Park & Recreation District (FGIC)
5.750%, 03/01/2013	870	954
Umatilla County School District #016-R, Pendleton (FGIC)
5.250%, 07/01/2014	1,540	1,654
First American Funds Annual Report 2006       89

Schedule of  Investments continued

Oregon Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Wasco County School District #12
5.500%, 06/15/2014	$1,080	$1,177
Washington, Multnomah & Yamill Counties School District #1-J
5.000%, 11/01/2014	1,000	1,058
Washington, Multnomah & Yamill Counties School District #1-J, Pre-refunded 06/01/2009 @ 100
5.250%, 06/01/2012 (a)	1,185	1,229
Washington & Clackamas Counties School District #23-J, Tigard (FGIC)
5.250%, 06/01/2011	1,335	1,412
5.500%, 06/01/2013	1,000	1,084
Washington & Clackamas Counties School District #23-J, Tigard, Zero Coupon Bond
5.820%, 06/15/2014 (c)	1,030	725
Washington County, Callable 06/01/2016 @ 102
5.000%, 06/01/2022	2,000	2,084
Washington County School District #48-J, Beaverton, Series A, Callable 12/01/2014 @ 100 (FSA)
5.000%, 06/01/2016	1,500	1,580
Wilsonville, Callable 06/01/2008 @ 100
5.000%, 12/01/2010	255	257
Yamhill County School District #29-J, Newberg (FGIC) (SBG)
5.250%, 06/15/2015	2,010	2,166
5.250%, 06/15/2016	1,835	1,975

Total General Obligations		70,187

Certificates of Participation – 6.2%
Multnomah County, Callable 08/01/2008 @ 101 (MLO)
4.750%, 08/01/2011	1,685	1,720
Oregon State Department of Administrative Services, Series A, Callable 05/01/2009 @ 101 (AMBAC) (MLO)
5.000%, 05/01/2014	1,240	1,281
Oregon State Department of Administrative Services, Series A, Callable 05/01/2013 @ 100 (FSA) (MLO)
5.000%, 05/01/2014	1,200	1,254
Oregon State Department of Administrative Services, Series A, Callable 11/01/2016 @ 100 (FGIC) (MLO)
5.000%, 11/01/2018	1,060	1,114
Oregon State Department of Administrative Services, Series B, Callable 11/01/2007 @ 101 (AMBAC) (MLO)
5.000%, 11/01/2011	315	322
Oregon State Department of Administrative Services, Series B, Callable 05/01/2014 @ 100 (FSA) (MLO)
5.000%, 05/01/2018	1,680	1,739

Total Certificates of Participation		7,430

Total Municipal Bonds (Cost $117,869)		119,453

Short-Term Investment – 0.3%
First American Tax Free Obligations Fund, Class Z (d) (Cost $356)	355,612	356

Total Investments – 99.2% (Cost $118,225)		119,809

Other Assets and Liabilities, Net – 0.8%		991

Total Net Assets – 100.0%		$120,800

(a)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.

(b)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, this bond may still be subject to call at the call date and price indicated.

(c)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield at the time of purchase.

(d)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.
AMBAC – American Municipal Bond Assurance Corporation
COMGTY – Commonwealth Guaranty
FGIC – Financial Guaranty Insurance Corporation
FHA – Federal Housing Authority
FSA – Financial Security Assurance
MBIA – Municipal Bond Insurance Association
MGT – Morgan Guaranty Trust
MLO – Municipal Lease Obligation
RAAI – Radian Asset Assurance Inc.
SBG – School Board Guaranty
The accompanying notes are an integral part of the financial statements.
90      First American Funds Annual Report 2006

Short Tax Free Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 99.9%
Alabama – 3.2%
Revenue Bonds – 2.1%
Foley Utilities Board, Escrowed to Maturity, Callable 09/01/2006 @ 100
6.000%, 03/01/2007 (a)	$1,500	$1,522
Jefferson County Limited Obligation School Warrant, Series A
5.000%, 01/01/2008	3,500	3,550

		5,072

General Obligations – 1.1%
Homewood Warrant, Sewer 7, Escrowed to Maturity, Callable until 02/28/2007 @ 100
6.125%, 03/01/2007 (a)	1,340	1,361
Mobile Warrant, Escrowed to Maturity, Callable until 12/14/2007 @ 100
6.200%, 02/15/2007 (a)	1,280	1,298

		2,659

		7,731

Arizona – 6.0%
Revenue Bonds – 6.0%
Arizona Health Facilities Authority, Community Behavioral Health Property (LOC: Wells Fargo Bank) (VRDO)
3.970%, 08/01/2025 (b)	1,065	1,065
Glendale Industrial Development Authority
4.250%, 05/15/2008	1,240	1,243
Maricopa County Hospital, Sun Health Corporation
5.000%, 04/01/2011	3,815	3,916
Salt River Project, Agricultural Improvement & Power District
5.000%, 12/01/2009	5,500	5,678
Tempe Industrial Development Authority, Series A
4.500%, 12/01/2006	1,000	999
University Medical Center
5.000%, 07/01/2007	300	302
5.000%, 07/01/2008	700	710
5.000%, 07/01/2009	500	510

		14,423

California – 0.7%
Revenue Bonds – 0.7%
California Statewide Community Development Authority, Daughters of Charity Health
5.000%, 07/01/2009	500	511
Contra Costa Transportation Authority, Series A, Escrowed to Maturity, Callable until 02/28/2007 @ 100
6.875%, 03/01/2007 (a)	1,070	1,092

		1,603

Colorado – 3.1%
Revenue Bonds – 3.1%
Colorado Health Facilities Authority, Covenant Retirement Communities
4.500%, 12/01/2009	500	501
Colorado Health Facilities Authority, Evangelical Lutheran
5.000%, 06/01/2010	435	446
Colorado Health Facilities Authority, Vail Valley Medical Center Project
4.000%, 01/15/2007	500	500
Colorado Housing, Financial & Economic Development Authority, Gressman Enterprises Project (LOC: Wells Fargo Bank) (AMT) (VRDO)
4.070%, 09/01/2025 (b)	900	900
Denver City & County Airport, Series E (AMT) (XLCA)
5.000%, 11/15/2007	5,000	5,066

		7,413

District of Columbia – 1.2%
General Obligation – 1.2%
District of Columbia, Series A
5.000%, 06/01/2007	2,810	2,840

Florida – 3.2%
Revenue Bonds – 3.2%
Florida Hurricane Catastrophe Fund Financial Corporation, Series A
5.000%, 07/01/2008	5,000	5,106
Highlands County Health Facilities Authority, The Adventist Health System, Series B
3.750%, 11/15/2006	2,605	2,605

		7,711

Georgia – 0.9%
Revenue Bond – 0.9%
Cartersville Development Authority, Sewer Facilities, Anheuser Busch (AMT)
5.625%, 05/01/2009	2,075	2,151

Illinois – 9.2%
Revenue Bonds – 6.6%
Chicago O’Hare International Airport, 2nd Lien, Passenger Facilities, Series C (MBIA)
5.750%, 01/01/2009	1,000	1,041
Chicago Sales Tax Revenue
5.000%, 01/01/2011	3,165	3,294
Illinois Development Finance Authority, People’s Gas, Light & Coke, Series B, Mandatory Put 02/01/2008 @ 100 (AMBAC)
3.050%, 02/01/2033	3,000	2,945
Illinois Educational Facilities Authority, The Art Institute of Chicago, Mandatory Put 03/01/2008 @ 100
3.100%, 03/01/2034	2,000	1,961
Illinois Finance Authority, Clare at Watertower Project, Series A
5.100%, 05/15/2011	1,000	988
Illinois Finance Authority, DePaul University, Series A
5.000%, 10/01/2007	1,000	1,014
5.000%, 10/01/2009	2,355	2,424
Illinois Finance Authority, Landing at Plymouth Project, Series A
5.000%, 05/15/2011	500	496
Illinois Health Facilities Authority, Covenant Retirement Communities, Series A (RAAI)
3.375%, 12/01/2006	695	693
First American Funds Annual Report 2006       91

Schedule of  Investments continued

Short Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Illinois Health Facilities Authority, University of Chicago, Hospital & Health (MBIA)
5.000%, 08/15/2007	$1,000	$1,013
Illinois State Toll Highway Authority, Pre-refunded 07/01/2006 @ 100, Callable until 12/31/2009 @ 100
6.750%, 01/01/2010 (c)	10	10

		15,879

General Obligations – 2.6%
Champaign County Community Unit School District #4, Partially Escrowed to Maturity
8.300%, 01/01/2007 (a)	1,120	1,144
Chicago, Various Neighborhoods Alive 21-B (MBIA) (SPA: Lloyds TSB Bank) (VRDO)
3.980%, 01/01/2037 (b)	800	800
Cook County High School District #209, Proviso Township, Convertible CABs (FSA)
0.000% through 12/01/2007,
thereafter 4.000%, 12/01/2008	1,485	1,408
Lake County School District #112, Highland Park
9.000%, 12/01/2006	1,655	1,689
9.000%, 12/01/2007	1,000	1,069

		6,110

		21,989

Indiana – 4.0%
Revenue Bonds – 3.6%
Indiana Health Facility Financing Authority, Ascension Health Credit
5.000%, 05/01/2009	7,000	7,174
New Albany & Floyd County School Building (FSA) (MLO)
5.000%, 01/15/2010	1,310	1,354

		8,528

General Obligation – 0.4%
Gary Sanitation District, Special Tax District (RAAI)
3.500%, 02/01/2007	1,105	1,102

		9,630

Iowa – 0.5%
Revenue Bonds – 0.5%
Iowa Finance Authority, Diocese of Sioux City (LOC: Wells Fargo Bank) (VRDO)
3.970%, 03/01/2019 (b)	655	655
Scott County, Ridgecrest Village
4.000%, 11/15/2006	500	498

		1,153

Kansas – 0.6%
Revenue Bonds – 0.6%
Augusta Electric Generating & Distribution System, Escrowed to Maturity, Callable 11/15/2006 @ 100
6.700%, 11/15/2007 (a)	1,440	1,462

Kentucky – 0.2%
Revenue Bonds – 0.2%
Kentucky State Turnpike Authority, Escrowed to Maturity, Callable until 06/30/2007 @ 100
6.125%, 07/01/2007 (a)	225	227
Owensboro Electric, Light & Power, Escrowed to Maturity, Callable 07/01/2006 @ 100
6.850%, 01/01/2008 (a)	305	313

		540

Louisiana – 4.8%
Revenue Bonds – 1.3%
Louisiana State Health & Education Authority, Lambeth House Project, Pre-refunded 10/01/2006 @ 102
9.000%, 10/01/2026 (c)	1,000	1,033
Tangipahoa Parish Hospital District #1, North Oaks Medical Center Project
5.000%, 02/01/2011	2,035	2,094

		3,127

General Obligation – 3.5%
Louisiana State, Series A
5.000%, 08/01/2009	8,000	8,239

		11,366

Massachusetts – 0.8%
General Obligation – 0.8%
Massachusetts State, Series A (FSA)
5.250%, 01/01/2009	1,760	1,816

Michigan – 1.4%
Revenue Bonds – 1.4%
Detroit Water Supply Systems, Series D (MBIA) (SPA: Bank One) (VRDO)
3.980%, 07/01/2033 (b)	1,000	1,000
Michigan State Hospital Finance Authority, Harper-Grace Hospital, Escrowed to Maturity, Callable until 04/30/2009 @ 100
7.125%, 05/01/2009 (a)	245	257
Michigan State Hospital Finance Authority, Marquette General Hospital Obligated Group
5.000%, 05/15/2011	1,000	1,021
Michigan State Hospital Finance Authority, Oakwood Obligated Group
5.000%, 11/01/2006	1,000	1,004

		3,282

Minnesota – 5.0%
Revenue Bonds – 5.0%
Hennepin County Housing & Redevelopment Authority, Loring Park Apartments, Callable 08/15/2006 @ 102.50, Mandatory Put 02/15/2009 @ 100 (AMT) (FNMA)
3.050%, 06/15/2034	2,000	1,936
Minneapolis Children’s Theatre Project (LOC: Wells Fargo Bank) (VRDO)
3.920%, 10/01/2033 (b)	1,500	1,500
Minneapolis Healthcare System, Allina Health System, Series A
5.000%, 11/15/2006	1,895	1,903
The accompanying notes are an integral part of the financial statements.
92      First American Funds Annual Report 2006

Short Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Minneapolis Healthcare System, Fairview Health Services, Series B (AMBAC) (SPA: Royal Bank of Canada) (VRDO)
3.960%, 11/15/2029 (b)	$400	$400
Minneapolis Nursing Home, Catholic Eldercare Project (LOC: Wells Fargo Bank) (VRDO)
3.920%, 12/01/2022 (b)	1,220	1,220
Minnesota Municipal Power Agency
4.500%, 10/01/2010	1,000	1,013
Minnesota State Higher Education Facilities Authority, Bethel College, Series 5 (LOC: Allied Irish Bank) (VRDO)
4.040%, 06/01/2034 (b)	1,450	1,450
Minnesota State Higher Education Facilities Authority, Series 4S, Mandatory Put 04/01/2008 @ 100 (LOC: Allied Irish Bank)
4.600%, 04/01/2028 (b)	815	821
Monticello, Big Lake Community Hospital District, Series C
4.250%, 12/01/2007	865	864
Northwestern Mutual Life Insurance Company Tax-Exempt Mortgage Trust #1 (LOC: Credit Suisse First Boston)
7.605%, 02/15/2009 (b)	19	19
St. Paul Housing & Redevelopment Authority, Cretin-Derham Project (LOC: Allied Irish Bank) (VRDO)
3.970%, 02/01/2026 (b)	300	300
St. Paul Port Authority Lease Revenue, HealthEast Midway Campus (MLO)
5.000%, 05/01/2010	625	627

		12,053

Mississippi – 1.3%
General Obligation – 1.3%
Mississippi State, Escrowed to Maturity
6.200%, 02/01/2008 (a)	3,000	3,097

Missouri – 0.6%
General Obligation – 0.6%
Blue Springs Neighborhood Improvements, Series A, Callable 03/01/2007 @ 100
4.125%, 03/01/2009	1,500	1,501

Nebraska – 1.7%
Revenue Bonds – 1.7%
Douglas County Hospital Authority #002, Nebraska Medical Center (GTY)
5.000%, 11/15/2007	1,000	1,012
5.000%, 11/15/2008	1,000	1,019
Nebraska Investment Finance Authority, Catholic Health Initiatives, Series A
5.500%, 12/01/2007	2,000	2,042

		4,073

Nevada – 2.4%
Revenue Bonds – 2.4%
Clark County Pollution Control, Series A, Mandatory Put 03/02/2009 @ 100 (AMT)
3.250%, 06/01/2031 (b)	3,000	2,887
Clark County Pollution Control, Series C, Mandatory Put 03/02/2009 @ 100 (AMT)
3.250%, 06/01/2031 (b)	3,000	2,887

		5,774

New Hampshire – 0.8%
Revenue Bond – 0.8%
New Hampshire Health & Education Facilities Authority, Dartmouth College (SPA: J.P. Morgan Chase Bank) (VRDO)
3.930%, 06/01/2023 (b)	1,875	$1,875

New Jersey – 6.8%
Revenue Bonds – 6.1%
New Jersey Economic Development Authority, Cigarette Tax
5.000%, 06/15/2007	2,000	2,017
New Jersey Economic Development Authority, School Facilities Construction, Series O
5.000%, 03/01/2009	3,000	3,079
New Jersey Healthcare Facilities Financing Authority, Capital Health Systems, Series A
5.000%, 07/01/2007	2,465	2,482
5.000%, 07/01/2008	1,585	1,602
New Jersey State Transportation System, Series C
5.000%, 06/15/2009	3,490	3,595
New Jersey State Turnpike Authority, Escrowed to Maturity
6.750%, 01/01/2009 (a)	1,895	1,909

		14,684

General Obligation – 0.7%
Bayonne
5.000%, 10/27/2006	1,500	1,501

		16,185

New Mexico – 0.8%
Revenue Bond – 0.8%
Gallup Pollution Control, Tri-state Generation (AMBAC)
5.000%, 08/15/2010	1,910	1,977

New York – 3.5%
Revenue Bonds – 3.5%
Monroe County Airport Authority, Greater Rochester International (AMT) (MBIA)
5.000%, 01/01/2009	1,175	1,198
New York State Dormitory Authority, Rochester General Hospital
5.000%, 12/01/2010	1,970	2,035
New York Urban Development, Correctional & Youth Facilities, Series A, Mandatory Put 01/01/2009 @ 100 (MLO)
5.250%, 01/01/2021	2,000	2,059
Port Authority of New York & New Jersey (AMT)
5.000%, 07/15/2007	3,125	3,159

		8,451

North Carolina – 1.1%
Revenue Bonds – 1.1%
North Carolina Medical Care Commission, Health Care Facilities, Series A
2.500%, 11/01/2007	1,000	980
University North Carolina Chapel Hill, University Hospital, Series A
5.000%, 02/01/2010	1,060	1,089
5.000%, 02/01/2011	500	517

		2,586

First American Funds Annual Report 2006       93

Schedule of  Investments continued

Short Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Ohio – 2.5%
Revenue Bonds – 2.5%
Allen County Economic Development, Young Men’s Christian Association, Mandatory Put 04/14/2008 @ 100
3.000%, 04/15/2018 (b)	$5,000	$4,904
Toledo-Lucas County Port Authority, Crocker Park Public Improvement Project
3.000%, 12/01/2006	1,090	1,086

		5,990

Oklahoma – 0.5%
Revenue Bond – 0.5%
Ponca City Utility Authority, Escrowed to Maturity, Callable until 06/30/2008 @ 100
6.000%, 07/01/2008 (a)	1,110	1,156

Pennsylvania – 3.8%
Revenue Bonds – 3.1%
Chartiers Valley Industrial & Commercial Development Authority, Friendship Village South, Series A
3.150%, 08/15/2006	400	399
3.450%, 08/15/2007	300	296
Hampden Township Sewer Authority, Escrowed to Maturity, Callable until 03/31/2007 @ 100
6.150%, 04/01/2007 (a)	800	810
Pennsylvania Higher Education Facilities Authority, University of Pennsylvania, Health Systems, Series B
5.000%, 08/15/2008	5,000	5,100
Ringgold School District Authority, Escrowed to Maturity, Callable until 01/14/2008 @ 100
6.700%, 01/15/2008 (a)	815	839

		7,444

General Obligation – 0.7%
Pittsburgh, Series A (MBIA)
5.000%, 09/01/2009	1,515	1,564

		9,008

Puerto Rico – 1.8%
General Obligation – 1.8%
Puerto Rico Commonwealth, Series C, Mandatory Put 07/01/2008 @ 100
5.000%, 07/01/2018	4,250	4,298

Rhode Island – 0.9%
Revenue Bond – 0.9%
Rhode Island Housing & Mortgage Financial, Homeowner Opportunity, Series 50-C (AMT)
4.000%, 04/01/2008	2,070	2,067

South Carolina – 3.9%
Revenue Bonds – 3.9%
Charleston County Hospital Facilities, Carealliance Health Services, Series A
5.000%, 08/15/2007	700	706
Piedmont Municipal Power Agency, Subseries B-1 (MBIA) (SPA: J.P. Morgan Chase) (VRDO)
3.950%, 01/01/2034 (b)	5,600	5,600
Piedmont Municipal Power Agency, Subseries B-3 (AMBAC) (VRDO)
3.950%, 01/01/2034 (b)	1,000	1,000
Richland-Lexington Columbia Apartments (AMT) (CIFG)
4.000%, 01/01/2007	670	671
4.000%, 01/01/2008	700	701
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series C
4.500%, 08/01/2006	660	660

		9,338

South Dakota – 3.8%
Revenue Bonds – 3.8%
Sioux Falls Health Facilities, Dow Rummel Village Project, Series B, Mandatory Put 11/15/2007 @ 100, Callable 11/15/2007 @ 100
4.750%, 11/15/2033	1,675	1,675
South Dakota State Health & Educational Facilities Authority, Avera Health, Callable 07/01/2008 @ 100 (AMBAC)
4.000%, 07/01/2031	7,500	7,500

		9,175

Tennessee – 1.3%
Revenue Bonds – 1.3%
Clarksville Natural Gas Acquisition Corporation
5.000%, 12/15/2008	1,500	1,534
Sullivan County Health Educational & Housing Facilities, Wellmont Health Systems Project
4.500%, 09/01/2006	1,500	1,500

		3,034

Texas – 9.4%
Revenue Bonds – 6.0%
Brazos River Harbor Naval District, Brazoria County Environmental, Dow Chemical Project, Series A-3, Mandatory Put 05/15/2007 @ 100 (AMT)
4.950%, 05/15/2033	3,000	3,017
Brownsville Utility Systems, Series A (MBIA) (SPA: Bank of America) (VRDO)
3.950%, 09/01/2027 (b)	2,875	2,875
Dallas Fort Worth International Airport, Series A (AMT)
5.000%, 11/01/2007	1,500	1,516
Houston Health Facilities Development, Buckingham Senior Living Community, Series A, Callable 02/15/2009 @ 100
4.900%, 02/15/2010	1,020	1,020
Jefferson County Health Facilities Development Authority, Baptist Hospitals (AMBAC) (FHA)
4.200%, 08/15/2007	1,450	1,454
North Central Texas Health Facility Development, Baylor Health Care Systems Project
5.500%, 05/15/2007	1,000	1,012
Richardson Hospital Authority
4.000%, 12/01/2006	1,165	1,164
5.000%, 12/01/2007	1,230	1,241
The accompanying notes are an integral part of the financial statements.
94      First American Funds Annual Report 2006

Short Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Southeast Hospital Financing Agency, Memorial Hospital System Project, Escrowed to Maturity, Callable until 11/30/2008 @ 100
8.500%, 12/01/2008 (a)	$520	$549
Tyler Health Facilities Development, Mother Frances Hospital
5.000%, 07/01/2007	575	580

		14,428

General Obligations – 3.4%
Donna Independent School District
4.000%, 02/15/2011	1,505	1,506
Northside Independent School District, Series B, Pre-refunded 08/01/2006 @ 100, Mandatory Put 08/01/2006 @ 100 (PSFG) (SPA: Dexia Credit)
2.450%, 08/01/2033 (b) (c)	6,600	6,591

		8,097

		22,525

Utah – 1.6%
Revenue Bonds – 1.6%
Jordanelle Special Services District, Tuhaye Project (LOC: Wells Fargo Bank)
3.970%, 09/01/2025 (b)	1,900	1,900
Utah State Board, University of Utah Hospital, Series A (MBIA)
5.000%, 08/01/2009	1,855	1,908

		3,808

Virginia – 1.8%
Revenue Bonds – 1.8%
Chesapeake Hospital Authority, Chesapeake General Hospital, Series A
5.000%, 07/01/2007	2,300	2,324
Virginia State Housing Development Authority (AMT)
3.600%, 01/01/2009	2,000	1,986

		4,310

Washington – 1.7%
Revenue Bonds – 1.7%
Portland & Seattle Intermediate Lien, Series A
5.000%, 03/01/2010	2,000	2,070
Washington State Higher Educational Facilities Authority, University Puget Sound Project, Series A, Mandatory Put 04/01/2008 @ 100 (LOC: Bank of America)
5.000%, 10/01/2030	2,000	2,034

		4,104

West Virginia – 1.2%
Revenue Bond – 1.2%
Putnam County Pollution Control, Appalachian Power Company Project, Series E, Mandatory Put 11/01/2006 @ 100
2.800%, 05/01/2019 (b)	3,000	2,978

Wisconsin – 1.9%
Revenue Bonds – 1.9%
Wisconsin State Health & Educational Facilities Authority, Children’s Hospital of Wisconsin, Series A
4.500%, 08/15/2008	1,500	1,515
Wisconsin State Health & Educational Facilities Authority, Froedtert & Community Health, Series A
5.000%, 04/01/2010	1,000	1,030
Wisconsin State Health & Educational Facilities Authority, Gundersen Lutheran, Series A (FSA)
5.000%, 02/15/2008	1,000	1,017
Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Services, Series A
5.000%, 08/15/2007	1,000	1,010

		4,572

Total Municipal Bonds (Cost $241,875)		239,045

Short-Term Investment – 1.0%
First American Tax Free Obligations Fund, Class Z (d)
(Cost $2,378)	2,377,549	2,378

Total Investments – 100.9% (Cost $244,253)		241,423

Other Assets and Liabilities, Net – (0.9)%		(2,202)

Total Net Assets – 100.0%		$239,221

(a)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(b)	Variable Rate Security – The rate shown is the rate in effect as of June 30, 2006.

(c)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.

(d)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.
AMBAC – American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of June 30, 2006, the aggregate market value of securities subject to the AMT was $30,142, which represents 12.6% of total net assets.
CIFG – CDC IXIS Financial Guaranty
FHA – Federal Housing Authority
FNMA – Federal National Mortgage Association
FSA – Financial Security Assurance
GTY – Assured Guaranty
LOC – Letter of Credit
MBIA – Municipal Bond Insurance Association
MLO – Municipal Lease Obligation
PSFG – Permanent School Fund Guarantee
RAAI – Radian Asset Assurance Inc.
SPA – Standby Purchase Agreement

VRDO –	Variable Rate Demand Obligation. Floating or variable rate obligation maturing in more than one year. The interest rate is based on specific, or an index of, market interest rates, and is subject to change periodically. This instrument may also have a demand feature which allows the recovery of principal at any time, or at specific intervals not exceeding one year, on up to 30 days notice. Maturity date shown represents final maturity.
XLCA – XL Capital Assurance Inc.
First American Funds Annual Report 2006       95

Schedule of  Investments continued

Tax Free Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 98.4%
Alabama – 0.8%
Revenue Bonds – 0.8%
Bessemer Water Revenue, Callable 07/01/2006 @ 102 (AMBAC)
5.750%, 07/01/2016	$2,500	$2,554
Camden Industrial Development Board, Weyerhauser Company, Series A, Callable 12/01/2013 @ 100
6.125%, 12/01/2024	1,000	1,079
Camden Industrial Development Board, Weyerhauser Company, Series B, Callable 12/01/2013 @ 100 (AMT)
6.375%, 12/01/2024	350	378

		4,011

Alaska – 1.7%
Revenue Bonds – 1.3%
Alaska Energy Authority, Bradley Lake, Third Series (FSA)
6.000%, 07/01/2010	1,000	1,073
6.000%, 07/01/2011	4,040	4,392
Alaska State Housing Finance Corporation, Series A, Callable 06/01/2007 @ 102 (MBIA)
5.900%, 12/01/2019	695	708

		6,173

General Obligation – 0.4%
Anchorage, Series B, Callable 07/01/2012 @ 100 (MBIA)
5.000%, 07/01/2022	2,000	2,051

		8,224

Arizona – 2.2%
Revenue Bonds – 2.2%
Arizona Health Facilities Authority, The Terraces Project, Series A, Callable 11/15/2013 @ 101
7.500%, 11/15/2023	3,000	3,336
Arizona State Transportation Board, Pre-refunded 07/01/2009 @ 100
6.000%, 07/01/2012 (a)	3,830	4,056
Maricopa County Industrial Development Authority, Health Facilities Revenue, Mayo Clinic, Callable 05/15/2016 @ 100
5.000%, 11/15/2031	500	509
Maricopa County Industrial Development Authority, Senior Living Healthcare Revenue, Immanuel Care, Series A, Callable 02/20/2016 @ 100 (GNMA)
4.850%, 08/20/2026	1,760	1,737
Tempe Industrial Development Authority, Friendship Village Project, Series A
5.375%, 12/01/2013	1,300	1,287

		10,925

Arkansas – 0.3%
Revenue Bond – 0.3%
Washington County Arkansas Hospital, Regional Medical Center, Series B, Callable 02/01/2015 @ 100
5.000%, 02/01/2030	1,500	1,482

California – 9.6%
Revenue Bonds – 6.0%
California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Series B, Callable 07/01/2015 @ 101 (AMT) (AGTY)
5.000%, 07/01/2027	2,500	2,473
California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Series C, Callable 11/01/2015 @ 101 (AMT)
5.125%, 11/01/2023	5,000	5,063
California State Department of Water, Series A, Pre-refunded 05/01/2012 @ 101
5.375%, 05/01/2022 (a)	4,500	4,881
California State Public Works Board Mental Health-Coalinga, Series A, Callable 06/01/2014 @ 100 (MLO)
5.500%, 06/01/2019	3,000	3,220
California Statewide Communities Development Authority, Los Angeles Jewish Home, Callable 11/01/2013 @ 100 (CMI)
5.250%, 11/15/2023	4,000	4,125
Chula Vista Industrial Development, San Diego Gas & Electric, Series A, Callable 03/01/2014 @ 102 (AMT)
4.900%, 03/01/2023	2,500	2,485
Golden State Tobacco Securitization, Series B, Pre-refunded 06/01/2013 @ 100
5.500%, 06/01/2033 (a)	6,940	7,521

		29,768

General Obligations – 3.6%
California State, Callable 02/01/2013 @ 100
5.000%, 02/01/2021	5,500	5,636
California State, Callable 04/01/2009 @ 101
4.750%, 04/01/2022	500	501
California State, Callable 03/01/2016 @ 100
4.500%, 03/01/2030	10,000	9,363
California State, Callable 02/01/2014 @ 100
5.000%, 02/01/2033	2,000	2,014

		17,514

		47,282

Colorado – 3.8%
Revenue Bonds – 3.6%
Colorado Housing & Finance Authority, Waste Disposal Management Income Project (AMT)
5.700%, 07/01/2018	1,590	1,667
Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Pre-refunded 12/01/2011 @ 100
7.250%, 12/01/2021 (a)	1,500	1,729
Colorado State Health Facilities Authority, Covenant Retirement Communities, Series B, Callable 12/01/2012 @ 101
6.125%, 12/01/2033	1,150	1,223
Colorado State Health Facilities Authority, Evangelical Lutheran Health Facilities, Callable 10/01/2012 @ 100
5.900%, 10/01/2027	2,500	2,626
Colorado State Health Facilities Authority, Evangelical Lutheran Health Facilities, Callable 06/01/2016 @ 100
5.000%, 06/01/2029	2,000	1,965
The accompanying notes are an integral part of the financial statements.
96      First American Funds Annual Report 2006

Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Colorado State Health Facilities Authority, Parkview Medical Center, Callable 09/01/2011 @ 100
6.500%, 09/01/2020	$1,000	$1,081
Colorado State Health Facilities Authority, Vail Valley Medical Center, Callable 01/15/2012 @ 100
5.800%, 01/15/2027	1,500	1,554
La Junta Hospital, Arkansas Valley Medical Center Project, Callable 04/01/2009 @ 101
6.000%, 04/01/2019	1,000	1,033
Montrose Memorial Hospital, Callable 12/01/2013 @ 102
6.000%, 12/01/2028	1,000	1,045
6.000%, 12/01/2033	1,000	1,043
Northwest Parkway Public Highway Authority, Zero Coupon Bond (AMBAC)
6.290%, 06/15/2029 (b)	10,000	2,643

		17,609

General Obligation – 0.2%
Antelope Water Systems General Improvement District, Callable 12/01/2015 @ 100
5.125%, 12/01/2035	1,000	976

		18,585

Florida – 2.6%
Revenue Bonds – 1.5%
Capital Trust Agency, Fort Lauderdale Project, Callable 01/01/2014 @ 101 (AMT)
5.750%, 01/01/2032	1,000	1,031
Florida State Department of Transportation, Alligator Alley, Callable 07/01/2007 @ 101 (FGIC)
5.125%, 07/01/2013	1,280	1,306
Palm Beach County, Park & Recreational Facilities, Pre-refunded 11/01/2006 @ 102 (FSA)
5.250%, 11/01/2016 (a)	5,000	5,123

		7,460

General Obligation – 1.1%
Florida State Department of Transportation, Right-of-Way, Callable 07/01/2006 @ 101
5.250%, 07/01/2017	5,525	5,586

		13,046

Georgia – 2.5%
Revenue Bonds – 2.5%
Fulton County Development Authority, Maxon Atlantic Station, Series A, Mandatory Put 03/01/2015 @ 100 (AMT)
5.125%, 03/01/2026	2,300	2,276
Fulton County Residential Care Facilities, Canterbury Court Project, Series A, Callable 02/15/2014 @ 101
6.125%, 02/15/2026	1,500	1,553
6.125%, 02/15/2034	2,500	2,542
Gainesville & Hall County Hospital Authority, Northeast Georgia Health Systems Project, Callable 05/15/2011 @ 100
5.500%, 05/15/2031	5,000	5,107
Georgia Municipal Electric Authority Power, Series BB (MBIA)
5.250%, 01/01/2025	1,000	1,080

		12,558

Hawaii – 1.7%
General Obligation – 1.7%
Hawaii State, Series CN, Pre-refunded 03/01/2007 @ 102 (FGIC)
5.500%, 03/01/2014 (a)	8,000	8,247

Idaho – 0.4%
Certificates of Participation – 0.4%
Madison County Hospital, Callable 09/01/2016 @ 100
5.250%, 09/01/2026	1,000	1,007
5.250%, 09/01/2030	1,000	1,004

		2,011

Illinois – 10.3%
Revenue Bonds – 6.5%
Bolingbrook, Residential Mortgages, Escrowed to Maturity (FGIC)
7.500%, 08/01/2010 (c)	990	1,061
Illinois Development Finance Authority, Adventist Health System, Pre-refunded 11/15/2009 @ 101
5.500%, 11/15/2029 (a)	5,000	5,287
Illinois Financial Authority, Clare At Water Tower Project, Series A, Callable 05/15/2016 @ 100
6.000%, 05/15/2025	2,350	2,383
Illinois Financial Authority, Friendship Village Schaumburg, Series A, Callable 02/15/2015 @ 100
5.375%, 02/15/2025	1,700	1,691
Illinois Financial Authority, Landing at Plymouth Place Project, Series A, Callable 05/15/2016 @ 100
6.000%, 05/15/2037	2,300	2,349
Illinois Financial Authority, Luther Oaks Project, Series A, Callable 08/15/2016 @ 100
6.000%, 08/15/2039	2,000	2,028
Illinois Health Facilities Authority, Covenant Retirement Communities, Callable 12/01/2011 @ 101
5.875%, 12/01/2031	4,500	4,617
Illinois Health Facilities Authority, Covenant Retirement Communities, Series A, Callable 12/01/2012 @ 100 (RAAI)
5.500%, 12/01/2022	4,000	4,182
Illinois Health Facilities Authority, Lutheran Senior Ministries, Series A, Callable 08/15/2011 @ 101
7.375%, 08/15/2031	3,000	3,236
Illinois State Development Finance Authority, Pollution Control Illinois Power Company Project, Series A, Pre-refunded 07/01/2006 @ 102
7.375%, 07/01/2021 (a)	500	510
Illinois State Development Finance Authority, Waste Management Incorporated Project (AMT)
5.850%, 02/01/2007	1,000	1,009
Illinois State Educational Facilities Authority, Augustana College, Pre-refunded 10/01/2007 @ 100 (CLE)
5.875%, 10/01/2017 (a)	500	513
Illinois State Toll Highway Authority, Series A
6.300%, 01/01/2012	1,000	1,105
Northern Illinois University, Auxiliary Facilities Systems, Partially Pre-refunded 04/01/2007 @ 100 (FGIC)
5.700%, 04/01/2016 (a)	1,000	1,012
First American Funds Annual Report 2006       97

Schedule of  Investments continued

Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Rockford Multifamily Housing, Rivers Edge Apartments, Series A, Callable 01/20/2008 @ 102 (AMT) (GNMA)
5.875%, 01/20/2038	$1,215	$1,235

		32,218

General Obligations – 3.8%
Cook County, Series A (MBIA)
6.250%, 11/15/2012	9,090	10,153
Cook County Community School District #97, Oak Park, Series B (FGIC)
9.000%, 12/01/2011	2,235	2,755
Illinois State, Callable 02/01/2007 @ 101 (FGIC)
5.250%, 02/01/2013	1,400	1,424
Illinois State, Pre-refunded 09/01/2006 @ 102 (MBIA)
5.750%, 05/01/2021 (a)	1,410	1,443
McHenry County Community Unit, School District #20 Woodstock, Series A, Pre-refunded 01/01/2008 @ 100 (FSA)
5.850%, 01/01/2016 (a)	560	577
St. Clair County, Callable 10/01/2009 @ 102 (FGIC)
6.000%, 10/01/2011	2,020	2,177

		18,529

		50,747

Indiana – 2.9%
Revenue Bonds – 2.9%
Indiana Health & Educational Facilities Hospital Financing Authority, Clarian Health Obligation Group, Series A, Callable 02/15/2016 @ 100
5.000%, 02/15/2039	700	691
Indiana State Municipal Power Agency, Power Supply, Series B (MBIA)
6.000%, 01/01/2011	1,000	1,081
6.000%, 01/01/2012	1,000	1,093
Indiana Transportation Finance Authority, Series A (AMBAC)
5.750%, 06/01/2012	3,185	3,467
Indianapolis Airport Authority, Special Facilities, Federal Express Corporation Project (AMT) (AGTY)
5.100%, 01/15/2017	3,000	3,061
Portage Economic Development, Ameriplex Project, Callable 07/15/2016 @ 100
5.000%, 07/15/2023	1,000	977
5.000%, 01/15/2027	775	746
St. Joseph County Industries Hospital Authority, Madison Center Obligation Group Project, Callable 02/15/2015 @ 100
5.250%, 02/15/2028	3,500	3,420

		14,536

Iowa – 1.2%
Revenue Bonds – 1.2%
Iowa Higher Education Loan Authority, Central College Project, Callable 10/01/2011 @ 100 (RAAI)
5.500%, 10/01/2031	1,500	1,550
Iowa Higher Education Loan Authority, Private College Facility – Simpson College, Callable 12/01/2010 @ 102
5.100%, 12/01/2035	2,000	2,014
Iowa Higher Education Loan Authority, Wartburg College, Series A, Callable 10/01/2013 @ 100
5.100%, 10/01/2025	1,635	1,601
Muscatine Electric, Escrowed to Maturity, Callable until 12/31/2012 @ 100
6.700%, 01/01/2013 (c)	830	896

		6,061

Kansas – 0.4%
Revenue Bond – 0.4%
Olathe Senior Living Facility, Catholic Care Campus, Series A, Callable 11/15/2016 @ 100
6.000%, 11/15/2038	2,000	2,061

Louisiana – 1.4%
Revenue Bonds – 1.4%
Baton Rouge Sales & Use Tax, Public Improvements, Series A, Callable 08/01/2008 @ 101.50 (FGIC)
5.250%, 08/01/2015	2,030	2,102
Jefferson Parish, Drain Sales Tax (AMBAC)
5.000%, 11/01/2011	1,000	1,038
Jefferson Parish, Home Mortgage Authority, Escrowed to Maturity, Callable until 07/31/2011 @ 100 (FGIC) (FHA)
7.100%, 08/01/2011 (c)	1,000	1,118
Lafayette, Public Improvement Sales Tax, Series B (FGIC)
7.000%, 03/01/2008	1,000	1,048
Louisiana Public Facilities Authority, Tulane University of Louisiana, Series A-1, Callable 11/15/2007 @ 102 (MBIA)
5.100%, 11/15/2014	1,500	1,532

		6,838

Massachusetts – 0.7%
Revenue Bonds – 0.7%
Boston Industrial Development Financing Authority, Crosstown Center Project, Callable 09/01/2012 @ 102 (AMT)
6.500%, 09/01/2035	2,500	2,545
Massachusetts State Health & Educational Facilities Authority, U Mass Memorial Issue, Series D, Callable 07/01/2015 @ 100
5.000%, 07/01/2033	1,000	978

		3,523

Michigan – 1.1%
Revenue Bond – 0.4%
Kent Hospital Financial Authority, Metropolitan Hospital Project, Series A, Callable 07/01/2015 @ 100
5.250%, 07/01/2030	2,000	2,000

The accompanying notes are an integral part of the financial statements.
98      First American Funds Annual Report 2006

Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

General Obligations – 0.7%
Thornapple Kellogg School Building & Site, Callable 11/01/2012 @ 100 (MQSBLF)
5.500%, 05/01/2014	$1,485	$1,594
5.500%, 05/01/2016	1,810	1,944

		3,538

		5,538

Minnesota – 5.3%
Revenue Bonds – 5.3%
Cuyuna Range Hospital District, Callable 06/01/2013 @ 101
5.200%, 06/01/2025	1,000	995
Cuyuna Range Hospital District, Series A, Callable 06/01/2007 @ 102
6.000%, 06/01/2029	650	664
Duluth Economic Development Authority, Benedictine Health System, Callable 02/15/2014 @ 100
5.250%, 02/15/2033	3,500	3,546
Fergus Falls Health Care Facilities Authority, Series A, Callable until 11/01/2018 @ 100
7.000%, 11/01/2019	150	150
Maple Grove Health Care Facilities, North Memorial Health Care, Callable 09/01/2015 @ 100
4.250%, 09/01/2025	1,000	913
Minneapolis Healthcare System, Fairview Health Services, Series A, Pre-refunded 05/15/2012 @ 101
5.625%, 05/15/2032 (a)	7,000	7,621
Minnesota Agriculture & Economic Development Board, Health Care System, Fairview, Series A, Callable 11/15/2010 @ 101
6.375%, 11/15/2029	95	101
Minnesota Agriculture & Economic Development Board, Health Care System, Fairview, Series A, Pre-refunded 11/15/2010 @ 101
6.375%, 11/15/2029 (a)	2,905	3,197
Monticello, Big Lake Community Hospital, Series C, Callable 12/01/2012 @ 100
6.200%, 12/01/2022	2,995	3,077
Shakopee Health Care Facilities, St. Francis Regional Medical Center, Callable 09/01/2014 @ 100
5.250%, 09/01/2034	1,000	1,015
Southern Minnesota Municipal Power Agency, Capital Appreciation, Series A, Zero Coupon Bond (MBIA)
4.550%, 01/01/2024 (b)	2,245	962
St. Paul Housing & Redevelopment Hospital Authority, HealthEast Project
5.250%, 11/15/2014	990	1,005
Stillwater Health Care, Health System Obligation Group, Callable 06/01/2015 @ 100
5.000%, 06/01/2035	3,000	3,003

		26,249

Missouri – 0.2%
Revenue Bond – 0.2%
Sugar Creek, Lafarge North America, Series A, Callable 06/01/2013 @ 101 (AMT)
5.650%, 06/01/2037	1,000	1,027

Montana – 0.7%
Revenue Bond – 0.7%
Forsyth Pollution Control, Northwestern Corporation, Callable 08/01/2016 @ 100
4.650%, 08/01/2023	3,500	3,459

Nebraska – 1.8%
Revenue Bonds – 1.8%
Douglas County Zoo Facility, Omaha Henry Doory Zoo Project, Callable 04/13/2015 @ 100
4.750%, 09/01/2024	2,750	2,673
Nebraska Educational Finance Authority, Concordia University Project, Callable 12/15/2008 @ 100
5.250%, 12/15/2015	500	509
5.350%, 12/15/2018	540	549
Nebraska Educational Finance Authority, Midland Lutheran College, Series A, Callable 09/15/2013 @ 100
5.600%, 09/15/2029	1,800	1,764
Omaha Metropolitan Utilities, Water Revenue, Series A, Callable 12/01/2016 @ 100
4.250%, 12/01/2021	1,500	1,434
Washington County Wastewater Facilities, Cargill Income Project, Callable 11/01/2012 @ 101 (AMT)
5.900%, 11/01/2027	1,700	1,811

		8,740

Nevada – 2.5%
Revenue Bonds – 2.5%
Carson City, Carson-Tahoe Hospital Project, Callable 09/01/2012 @ 101
5.750%, 09/01/2031	5,000	5,105
Clark County Industrial Development, Southwest Gas Corporation Project, Series A, Callable 07/01/2014 @ 100 (AMBAC) (AMT)
5.250%, 07/01/2034	4,000	4,092
Director of the State of Nevada, Development of Business & Industry, Las Ventanas Retirement Project, Series B Callable 11/15/2008 @ 100
6.000%, 11/15/2014	750	740
Director of the State of Nevada, Development of Business & Industry, Las Ventanas Retirement Project, Series B, Callable 11/15/2014 @ 100
6.750%, 11/15/2023	2,300	2,270

		12,207

New Hampshire – 0.4%
Revenue Bonds – 0.4%
New Hampshire Health & Educational Facilities Authority Covenant Health, Callable 07/01/2014 @ 100
5.375%, 07/01/2024	1,250	1,284
First American Funds Annual Report 2006       99

Schedule of  Investments continued

Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

New Hampshire Health & Educational Facilities Authority, Speare Memorial Hospital, Callable 07/01/2015 @ 100
5.875%, 07/01/2034	$800	$813

		2,097

New Jersey – 0.7%
General Obligation – 0.7%
Camden County, Municipal Utilities Authority Sewer Revenue Refunding, Series C, Callable 07/15/2008 @ 101 (FGIC)
5.100%, 07/15/2012	3,500	3,604

New York – 3.3%
Revenue Bond – 2.6%
Liberty Development Corporation, Goldman Sachs Headquarters, Callable until 09/30/2035 @ 100
5.250%, 10/01/2035	12,000	12,765

General Obligation – 0.7%
New York, Series C, Callable 03/15/2012 @ 100
5.250%, 03/15/2032	3,590	3,684

		16,449

North Carolina – 1.4%
Revenue Bonds – 1.4%
North Carolina Medical Care Community Health Care Facilities, Pennybyrn at Maryfield, Series A, Callable 10/01/2015 @ 100
6.000%, 10/01/2023	4,700	4,790
North Carolina Medical Care Community Health Care Facilities, Presbyterian Homes, Callable 10/01/2016 @ 100
5.400%, 10/01/2027 (d)	2,100	2,075

		6,865

North Dakota – 0.5%
Revenue Bond – 0.5%
North Dakota State Board of Higher Education, Bismarck State College, Callable 05/01/2015 @ 100
5.350%, 05/01/2030	2,500	2,413

Ohio – 1.3%
Revenue Bonds – 1.3%
Cincinnati Water System, Callable 06/01/2011 @ 100
5.000%, 12/01/2020	125	128
Miami County Hospital Facilities, Upper Valley Medical Center, Callable 05/15/2016 @ 100
5.250%, 05/15/2026	1,000	1,023
Ohio State Higher Educational Facility, Baldwin-Wallace College Project, Callable 06/01/2014 @ 100
5.125%, 12/01/2017	1,490	1,516
5.250%, 12/01/2019	1,540	1,570
Toledo-Lucas County Port Authority, Crocker Park Public Improvement Project, Callable 12/01/2013 @ 102
5.250%, 12/01/2023	2,000	2,030

		6,267

Oklahoma – 0.7%
Revenue Bonds – 0.7%
Norman Regional Hospital Authority, Callable 09/01/2016 @ 100
5.375%, 09/01/2029	1,000	1,009
5.375%, 09/01/2036	2,325	2,337

		3,346

Oregon – 1.6%
Revenue Bonds – 1.6%
Gilliam County Solid Waste Disposal, Waste Management Project, Callable 05/01/2016 @ 101 (AMT)
5.250%, 07/01/2029	1,500	1,497
Washington County Unified Sewer Agency, Series 1 (FGIC)
5.750%, 10/01/2010	6,110	6,540

		8,037

Pennsylvania – 2.0%
Revenue Bonds – 0.9%
Chester Upland School Authority, Series A, Callable 09/01/2007 @ 100 (FSA)
5.250%, 09/01/2017	2,000	2,028
Erie County Industrial Development Authority, International Paper Company Project, Series A, Callable 11/01/2014 @ 100 (AMT)
5.000%, 11/01/2018	1,350	1,324
Westmoreland County Industrial Development Authority, Redstone Retirement Community, Series A, Callable 01/01/2016 @ 100
5.750%, 01/01/2026	1,200	1,222

		4,574

General Obligation – 1.1%
Pennsylvania State, Callable 03/15/2007 @ 101.50 (AMBAC)
5.125%, 09/15/2011	5,000	5,112

		9,686

Puerto Rico – 1.1%
Revenue Bond – 1.0%
Puerto Rico Electric Power Authority, Series RR, Callable 07/01/2015 @ 100 (CIFG)
5.000%, 07/01/2029	5,000	5,117

General Obligation – 0.1%
Puerto Rico Public Improvements, Callable 07/01/2010 @ 100 (MBIA)
5.750%, 07/01/2026	500	533

		5,650

Rhode Island – 1.0%
General Obligation – 1.0%
Rhode Island State, Series A, Pre-refunded 08/01/2007 @ 101 (MBIA)
5.125%, 08/01/2012 (a)	5,055	5,176

South Carolina – 1.5%
Revenue Bonds – 1.5%
Georgetown County Environmental Improvement, International Paper, Series A, Callable 12/01/2015 @ 100 (AMT)
5.550%, 12/01/2029	700	717
Lexington County Health Services District, Lexington Medical Center, Callable 11/01/2013 @ 100
5.500%, 11/01/2023	2,000	2,065
The accompanying notes are an integral part of the financial statements.
100      First American Funds Annual Report 2006

Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series A, Callable 08/01/2013 @ 100
6.125%, 08/01/2023	$1,250	$1,353
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series C, Callable 08/01/2013 @ 100
6.375%, 08/01/2034	135	149
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series C, Pre-refunded 08/01/2013 @ 100
6.375%, 08/01/2034 (a)	1,115	1,263
South Carolina State Public Service Authority, Santee Cooper, Series A, Callable 01/01/2016 @ 100
5.000%, 01/01/2030	2,000	2,046

		7,593

South Dakota – 1.9%
Revenue Bonds – 1.4%
Sioux Falls, Dow Rummel Village Project, Series A, Callable 11/15/2012 @ 100
6.625%, 11/15/2023	2,200	2,268
South Dakota Economic Development Finance Authority, DTS Project, Series A, Callable 04/01/2009 @ 102 (AMT)
5.500%, 04/01/2019	1,055	1,076
South Dakota Economic Development Finance Authority, Pooled Loan Project – Davis Family, Series 4-A, Callable 04/01/2014 @ 100 (AMT)
6.000%, 04/01/2029	1,400	1,422
South Dakota Health & Educational Facilities Authority, Westhills Village Retirement Community, Callable 09/01/2014 @ 100
5.000%, 09/01/2025 (d)	645	641
5.000%, 09/01/2031 (d)	1,250	1,222

		6,629

General Obligation – 0.1%
Sioux Falls School District #49-5, Series B, Callable 07/01/2016 @ 100
4.750%, 07/01/2020	510	518

Certificate of Participation – 0.4%
Deadwood, Callable 11/01/2015 @ 100 (ACA) (MLO)
5.000%, 11/01/2020	2,000	2,013

		9,160

Tennessee – 2.5%
Revenue Bonds – 2.5%
Johnson City Health & Educational Facilities Authority Mountain States Health, Series A, Callable 07/01/2012 @ 103
7.500%, 07/01/2033	2,500	2,871
Shelby County Health, Educational & Housing Facilities Board, Methodist Healthcare, Pre-refunded 09/01/2012 @ 100
6.500%, 09/01/2021 (a)	3,000	3,403
Sullivan County Health, Educational & Housing Facilities Board, Wellmont Health Systems Project, Pre-refunded 09/01/2012 @ 101
6.250%, 09/01/2032 (a)	5,500	6,128

		12,402

Texas – 14.9%
Revenue Bonds – 9.9%
Abilene Health Facilities Development, Sears Methodist Retirement Project, Callable 05/15/2009 @ 101
5.875%, 11/15/2018	500	509
6.000%, 11/15/2029	2,000	2,017
Abilene Health Facilities Development, Sears Methodist Retirement Project, Series A, Callable 11/15/2008 @ 101
5.875%, 11/15/2018	2,500	2,543
Abilene Health Facilities Development, Sears Methodist Retirement Project, Series A, Callable 11/15/2013 @ 101
7.000%, 11/15/2033	4,000	4,297
Bexar County Housing Finance Authority, American Opportunity Housing, Colinas LLC Project, Series A, Callable 01/01/2011 (MBIA)
5.800%, 01/01/2031	2,000	2,070
Brazos River Authority PCR-Texas Utility Company, Callable 04/01/2013 @ 101 (AMT)
7.700%, 04/01/2033	2,500	2,902
Brazos River Harbor District, Dow Chemical, Series A-5, Mandatory Put 05/15/2012 @ 100 (AMT)
5.700%, 05/15/2033	2,500	2,637
Crawford Education Facilities, University of St. Thomas Project, Callable 10/01/2012 @ 100
5.250%, 10/01/2022	1,300	1,301
5.375%, 10/01/2027	1,750	1,764
Harris County Health Facilities Development, Memorial Hospital Systems Project, Series A, Callable 06/01/2007 @ 102 (MBIA)
5.500%, 06/01/2017	8,000	8,252
Red River Authority Sewer & Solidwaste Disposal Excel Corporation Project, Callable 02/01/2012 @ 101 (AMT)
6.100%, 02/01/2022	3,775	3,983
Richardson Hospital Authority, Richardson Regional Hospital, Callable 12/01/2013 @ 100
6.000%, 12/01/2034	9,500	10,035
Tarrant County Cultural Education Retirement Facilities, Northwest Senior Housing Edgemere Project, Series A, Callable 11/15/2016 @ 100
6.000%, 11/15/2026	1,600	1,675
Texas Water Development Board, Series A, Callable 07/15/2006 @ 100
5.500%, 07/15/2010	2,500	2,503
Travis County Health Facilities, Querencia Barton Creek Project, Callable 11/15/2015 @ 100
5.500%, 11/15/2025	1,300	1,268
5.650%, 11/15/2035	1,100	1,060

		48,816

General Obligations – 5.0%
Cypress-Fairbanks Independent School District, Pre-refunded 02/15/2010 @ 100 (PSFG)
5.500%, 02/15/2018 (a)	5,000	5,267
Fort Bend Independent School District, Escrowed to Maturity, Callable until 02/15/2013 @ 100 (PSFG)
5.000%, 02/15/2014 (c)	500	529
First American Funds Annual Report 2006       101

Schedule of  Investments continued

Tax Free Fund (continued)
DESCRIPTION	PAR	VALUE

Laredo Independent School District (PSFG)
6.750%, 08/01/2009	$2,290	$2,473
Remington Municipal Utility District #1, Series A, Callable 09/01/2008 @ 100 (RAAI)
5.800%, 09/01/2025	1,000	1,030
San Antonio Independent School District, Pre-refunded 08/15/2008 @ 100 (PSFG)
5.125%, 08/15/2014 (a)	6,000	6,155
Spring Branch Independent School District, Pre-refunded 02/01/2010 @ 100 (PSFG)
5.750%, 02/01/2025 (a)	2,400	2,541
Texas State, Water Development, Pre-refunded 08/01/2006 @ 100
5.400%, 08/01/2021 (a)	6,750	6,759

		24,754

		73,570

Utah – 0.2%
Revenue Bonds – 0.2%
Intermountain Power Agency, Utah Power Supply, Series A, (AMBAC)
6.500%, 07/01/2011	365	405
Intermountain Power Agency, Utah Power Supply, Series A, Escrowed to Maturity (AMBAC)
6.500%, 07/01/2011 (c)	635	708

		1,113

Vermont – 0.2%
Revenue Bond – 0.2%
Vermont Economic Development Authority, Wake Robin Corporation Project, Series A, Callable 05/01/2016 @ 100
5.250%, 05/01/2026 (d)	1,000	986

Virginia – 0.2%
Revenue Bond – 0.2%
Arlington County Industrial Development Authority, Berkeley Apartments, Callable 12/01/2010 @ 102 (AMT) (FNMA)
5.850%, 12/01/2020	1,000	1,058

Washington – 5.1%
Revenue Bonds – 1.6%
Energy Northwest, Washington Wind Project, Pre-refunded 01/01/2007 @ 103
5.600%, 07/01/2015 (a)	4,640	4,817
Snohomish County Public Utilities District #1, Escrowed to Maturity, Callable until 01/01/2011 @ 100
6.750%, 01/01/2012 (c)	1,000	1,083
Washington State Public Power Supply System, Nuclear Project #3, Series A, Callable 07/01/2007 @ 102 (FSA)
5.250%, 07/01/2016	1,000	1,031
Washington State Public Power Supply System, Nuclear Project #3, Series B
7.125%, 07/01/2016	600	725

		7,656

General Obligations – 3.5%
King County, Series F, Callable 12/01/2007 @ 100
5.125%, 12/01/2014	5,000	5,077
Washington State, Series C, Pre-refunded 01/01/2007 @ 100
5.500%, 01/01/2017 (a)	4,190	4,226
Washington State Motor Vehicle Fuel Tax, Series D, Pre-refunded 01/01/2007 @ 100 (FGIC)
5.375%, 01/01/2022 (a)	8,000	8,064

		17,367

		25,023

Wisconsin – 3.0%
Revenue Bonds – 3.0%
Amery, Apple River Hospital Project, Pre-refunded 06/01/2008 @ 100
5.700%, 06/01/2013 (a)	1,440	1,452
Wisconsin State Health & Educational Facilities Authority, Attic Angel Obligation Group, Pre-refunded 11/17/2008 @ 102
5.750%, 11/15/2027 (a)	1,000	1,052
Wisconsin State Health & Educational Facilities Authority, Beaver Dam Community Hospitals, Series A, Callable 08/15/2014 @ 100
6.750%, 08/15/2034	1,000	1,072
Wisconsin State Health & Educational Facilities Authority, Beloit Memorial Hospital, Callable until 07/01/2008 @ 100
5.800%, 07/01/2009	555	555
Wisconsin State Health & Educational Facilities Authority, Eastcastle Place Income Project, Callable 12/01/2011 @ 100
6.000%, 12/01/2024	1,000	1,019
Wisconsin State Health & Educational Facilities Authority, Marshfield Clinic, Series B, Callable 02/15/2012 @ 100
6.000%, 02/15/2025	3,500	3,680
Wisconsin State Health & Educational Facilities Authority, Meriter Hospital, Callable 12/01/2006 @ 102 (MBIA)
6.000%, 12/01/2017	2,000	2,055
Wisconsin State Health & Educational Facilities Authority, New Castle Place Project, Series A, Callable 12/01/2011 @ 101
7.000%, 12/01/2031	2,000	2,055
Wisconsin State Health & Educational Facilities Authority, Southwest Health Center, Series A, Callable 04/01/2014 @ 100
6.250%, 04/01/2034	2,000	2,020

		14,960

Wyoming – 0.8%
Revenue Bonds – 0.8%
Teton County Hospital District, St. John’s Medical Center, Callable 06/01/2012 @ 101
6.750%, 12/01/2022	2,100	2,221
6.750%, 12/01/2027	1,500	1,577

		3,798

Total Municipal Bonds (Cost $468,010)		486,610

Short-Term Investment – 1.3%
First American Tax Free Obligations Fund, Class Z (e)
(Cost $6,548)	6,548,268	6,548

Total Investments – 99.7% (Cost $474,558)		493,158

Other Assets and Liabilities, Net – 0.3%		1,481

Total Net Assets – 100.0%		$494,639

The accompanying notes are an integral part of the financial statements.
102      First American Funds Annual Report 2006

Tax Free Fund (concluded)

(a)	Pre-refunded issues are typically backed by U.S. government obligations. These bonds mature at the call date and price indicated.

(b)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield at the time of purchase.

(c)	Escrowed to Maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(d)	Security purchased on a when-issued basis. On June 30, 2006, the total cost of investments purchased on a when-issued basis was $4,947 or 1.0% of total net assets. See note 2 in Notes to Financial Statements.

(e)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.
ACA – American Capital Access
AGTY – Assured Guaranty
AMBAC – American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of June 30, 2006, the aggregate market value of securities subject to the AMT was $46,769, which represents 9.5% of total net assets.
CIFG – CDC IXIS Financial Guaranty
CLE – Connie Lee Insurance Company
CMI – California Mortgage Insurance Program
FGIC – Financial Guaranty Insurance Corporation
FHA – Federal Housing Authority
FNMA – Federal National Mortgage Association
FSA – Financial Security Assurance
GNMA – Government National Mortgage Association
MBIA – Municipal Bond Insurance Association
MLO – Municipal Lease Obligation
MQSBLF – Michigan Qualified School Board Loan Fund Program
PSFG – Permanent School Fund Guarantee
RAAI – Radian Asset Assurance Inc.
First American Funds Annual Report 2006       103

Statements of  Assets and Liabilities June 30, 2006, all dollars are rounded to thousands (000), except per share data

		California		Colorado
	Arizona	Intermediate	California	Intermediate	Colorado
	Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund

Investments in unaffiliated securities, at cost	$25,158	$53,266	$35,030	$40,310	$20,886
Investments in affiliated money market fund, at cost	7	—	—	687	550

ASSETS:
Investments in unaffiliated securities, at value (note 2)	$25,782	$54,176	$35,853	$41,589	$21,746
Investments in affiliated money market fund, at value (note 2)	7	—	—	687	550
Cash	—	—	3	—	—
Receivable for dividends and interest	413	692	430	277	159
Receivable for investment securities sold	517	174	—	—	—
Receivable for capital shares sold	—	180	—	—	23
Receivable from advisor	2	—	—	—	2
Prepaid expenses and other assets	6	4	5	5	5

Total assets	26,727	55,226	36,291	42,558	22,485

LIABILITIES:
Payable for investment securities purchased	—	—	—	—	—
Payable for investment securities purchased on a when-issued basis	668	—	—	245	745
Payable for capital shares redeemed	1	—	105	25	—
Payable for variation margin	5	—	—	—	7
Payable to affiliates (note 3)	10	31	13	22	8
Payable for distribution and shareholder servicing fees	3	—	4	1	3
Accrued expenses and other liabilities	27	28	27	27	27

Total liabilities	714	59	149	320	790

Net assets	$26,013	$55,167	$36,142	$42,238	$21,695

COMPOSITION OF NET ASSETS:
Portfolio capital	$25,278	$54,034	$35,249	$40,632	$20,620
Undistributed net investment income	7	16	17	34	39
Accumulated net realized gain (loss) on investments (note 2)	94	207	53	293	161
Net unrealized appreciation (depreciation) of investments	624	910	823	1,279	860
Net unrealized appreciation on futures contracts	10	—	—	—	15

Net assets	$26,013	$55,167	$36,142	$42,238	$21,695

Class A:
Net assets	$9,041	$3,441	$10,783	$9,577	$8,507
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	833	340	984	920	793
Net asset value and redemption price per share	$10.85	$10.11	$10.96	$10.40	$10.73
Maximum offering price per share (1)	$11.33	$10.34	$11.45	$10.64	$11.21
Class C:
Net assets	$1,358	—	$3,592	—	$3,007
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	125	—	327	—	281
Net asset value, offering price, and redemption price per share (2)	$10.84	—	$10.97	—	$10.71
Class Y:
Net assets	$15,614	$51,726	$21,767	$32,661	$10,181
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	1,438	5,107	1,985	3,147	947
Net asset value, offering price, and redemption price per share	$10.85	$10.13	$10.97	$10.38	$10.75

(1)	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge. For a description of front-end sales charges, see note 1 in Notes to Financial Statements.

(2)	Class C has a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.
104      First American Funds Annual Report 2006

	Minnesota					Oregon
Intermediate	Intermediate	Minnesota	Missouri	Nebraska	Ohio	Intermediate	Short
Tax Free	Tax Free	Tax Free	Tax Free	Tax Free	Tax Free	Tax Free	Tax Free	Tax Free
Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

$602,792	$195,816	$153,981	$160,028	$38,675	$41,498	$117,869	$241,875	$468,010

1,982	—	46	889	1,692	—	356	2,378	6,548

$620,778	$199,864	$159,796	$162,938	$39,102	$41,778	$119,453	$239,045	$486,610

1,982	—	46	889	1,692	—	356	2,378	6,548
—	—	—	—	—	—	—	—	—
7,823	3,045	2,054	2,316	489	359	1,079	2,829	7,062
674	1,125	—	395	488	—	—	—	—
49	321	252	—	20	—	20	260	110
—	—	—	—	—	—	—	—	—
8	5	6	6	6	5	5	6	9

631,314	204,360	162,154	166,544	41,797	42,142	120,913	244,518	500,339

—	—	1,755	—	497	401	—	5,117	—

1,809	1,736	—	—	1,504	—	—	—	4,947
261	461	—	833		42	13	25	421
—	—	—	—	9	—	—	—	—
375	118	87	96	14	16	70	123	288

4	3	21	6	2	—	1	—	9
38	31	30	29	27	27	29	32	35

2,487	2,349	1,893	964	2,053	486	113	5,297	5,700

$628,827	$202,011	$160,261	$165,580	$39,744	$41,656	$120,800	$239,221	$494,639

$610,840	$197,037	$153,957	$162,057	$39,117	$41,315	$118,894	$243,168	$473,806
—	65	56	31	19	16	67	119	81

1	861	433	582	161	45	255	(1,236)	2,152

17,986	4,048	5,815	2,910	427	280	1,584	(2,830)	18,600
—	—	—	—	20	—	—	—	—

$628,827	$202,011	$160,261	$165,580	$39,744	$41,656	$120,800	$239,221	$494,639

$32,521	$26,526	$101,142	$26,972	$6,910	$841	$9,456	$3,321	$36,519

3,059	2,686	9,220	2,294	669	83	967	343	3,363
$10.63	$9.88	$10.97	$11.76	$10.33	$10.17	$9.78	$9.68	$10.86
$10.87	$10.11	$11.46	$12.28	$10.79	$10.62	$10.01	$9.90	$11.34

—	—	$10,359	$214	$1,487	$209	—	—	$2,210

—	—	948	18	145	21	—	—	204

—	—	$10.93	$11.73	$10.26	$10.05	—	—	$10.81

$596,306	$175,485	$48,760	$138,394	$31,347	$40,606	$111,344	$235,900	$455,910

56,201	17,858	4,450	11,765	3,036	3,994	11,386	24,360	41,937

$10.61	$9.83	$10.96	$11.76	$10.33	$10.17	$9.78	$9.68	$10.87

First American Funds Annual Report 2006       105

Statements of  Operations all dollars are rounded to thousands (000)

			California
	Arizona		Intermediate
	Tax Free Fund		Tax Free Fund

	Nine-Month		Nine-Month
	Period Ended	Year Ended	Period Ended	Year Ended
	6/30/06	9/30/05	6/30/06	9/30/05

INVESTMENT INCOME:
Interest from unaffiliated securities	$928	$1,086	$1,921	$2,378
Dividends from affiliated money market fund	13	2	—	—

Total investment income	941	1,088	1,921	2,378

EXPENSES (note 3):
Investment advisory fees	99	111	209	261
Administration fees	31	52	61	114
Transfer agent fees	30	15	60	33
Custodian fees	1	2	2	5
Professional fees	40	13	40	15
Registration fees	8	8	6	5
Postage and printing fees	6	1	3	2
Directors’ fees	10	1	10	1
Other expenses	15	4	15	5
Distribution and shareholder servicing fees – Class A	18	24	8	10
Distribution and shareholder servicing fees – Class C	11	16	—	—

Total expenses	269	247	414	451

Less: Fee waivers (note 3)	(145)	(102)	(116)	(80)
Less: Indirect payments from custodian (note 3)	— (1)	—	— (1)	—

Total net expenses	124	145	298	371

Investment income – net	817	943	1,623	2,007

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS – NET (note 5):
Net realized gain on investments	94	215	207	174
Net realized gain on futures contracts	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(713)	(401)	(1,353)	(809)
Net change in unrealized appreciation or depreciation of futures contracts	10	—	—	—

Net loss on investments	(609)	(186)	(1,146)	(635)

Net increase in net assets resulting from operations	$208	$757	$477	$1,372

(1)	Due to the presentation of the financial statements in thousands, the numbers round to zero.
The accompanying notes are an integral part of the financial statements.
106      First American Funds Annual Report 2006

		Colorado
California		Intermediate		Colorado		Intermediate
Tax Free Fund		Tax Free Fund		Tax Free Fund		Tax Free Fund

Nine-Month		Nine-Month		Nine-Month		Nine-Month
Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
6/30/06	9/30/05	6/30/06	9/30/05	6/30/06	9/30/05	6/30/06	9/30/05

$1,244	$1,374	$1,649	$2,367	$807	$1,090	$23,513	$32,007
—	—	15	14	15	5	145	144

1,244	1,374	1,664	2,381	822	1,095	23,658	32,151

131	148	170	254	81	110	2,462	3,326
40	68	51	111	26	52	674	1,397
39	20	50	32	26	14	670	425
1	3	2	4	1	2	25	58
40	14	40	15	40	14	38	44
7	7	6	5	7	7	29	23
2	1	3	2	2	1	28	25
10	1	10	1	10	1	13	16
15	4	14	5	14	4	17	16
22	26	22	36	17	23	63	87
25	17	—	—	24	38	—	—

332	309	368	465	248	266	4,019	5,417

(163)	(124)	(116)	(88)	(134)	(108)	(531)	(709)
—	—	— (1)	—	— (1)	—	(1)	—

169	185	252	377	114	158	3,487	4,708

1,075	1,189	1,412	2,004	708	937	20,171	27,443

45	66	293	284	158	586	881	1,758
8	—	—	—	3	—	—	—
(895)	(182)	(1,489)	(1,134)	(714)	(804)	(16,513)	(13,264)

—	—	—	—	15	—	—	—

(842)	(116)	(1,196)	(850)	(538)	(218)	(15,632)	(11,506)

$233	$1,073	$216	$1,154	$170	$719	$4,539	$15,937

First American Funds Annual Report 2006       107

Statements of  Operations continued

	Minnesota
	Intermediate		Minnesota
	Tax Free Fund		Tax Free Fund

	Nine-Month		Nine-Month
	Period Ended	Year Ended	Period Ended	Year Ended
	6/30/06	9/30/05	6/30/06	9/30/05

INVESTMENT INCOME:
Interest from unaffiliated securities	$7,607	$11,092	$6,207	$8,303
Dividends from affiliated money market fund	—	—	10	—

Total investment income	7,607	11,092	6,217	8,303

EXPENSES (note 3):
Investment advisory fees	809	1,199	610	832
Administration fees	225	509	169	352
Transfer agent fees	223	151	169	106
Custodian fees	8	21	7	15
Professional fees	40	24	40	21
Registration fees	7	5	8	9
Postage and printing fees	11	9	12	7
Directors’ fees	11	6	11	4
Other expenses	15	9	15	7
Distribution and shareholder servicing fees – Class A	54	85	195	278
Distribution and shareholder servicing fees – Class C	—	—	74	99

Total expenses	1,403	2,018	1,310	1,730

Less: Fee waivers (note 3)	(236)	(288)	(213)	(223)
Less: Indirect payments from custodian (note 3)	(1)	—	— (1)	—

Total net expenses	1,166	1,730	1,097	1,507

Investment income – net	6,441	9,362	5,120	6,796

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS – NET (note 5):
Net realized gain on investments	874	1,370	382	399
Net realized gain on futures contracts	—	—	51	—
Net change in unrealized appreciation or depreciation of investments	(5,474)	(4,978)	(3,439)	20
Net change in unrealized appreciation or depreciation of futures contracts	—	—	—	—

Net gain (loss) on investments	(4,600)	(3,608)	(3,006)	419

Net increase in net assets resulting from operations	$1,841	$5,754	$2,114	$7,215

(1)	Due to the presentation of the financial statements in thousands, the numbers round to zero.
The accompanying notes are an integral part of the financial statements.
108      First American Funds Annual Report 2006

						Oregon
Missouri		Nebraska		Ohio		Intermediate
Tax Free Fund		Tax Free Fund		Tax Free Fund		Tax Free Fund

Nine-Month		Nine-Month		Nine-Month		Nine-Month
Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
6/30/06	9/30/05	6/30/06	9/30/05	6/30/06	9/30/05	6/30/06	9/30/05

$6,119	$8,285	$1,390	$1,726	$1,352	$1,768	$4,401	$6,277
38	37	27	22	—	—	16	23

6,157	8,322	1,417	1,748	1,352	1,768	4,417	6,300

656	905	153	193	155	212	494	715
181	383	45	85	45	93	138	306
181	116	45	25	46	27	138	91
6	16	2	3	2	4	6	13
40	21	40	14	40	15	40	19
8	8	7	8	7	7	6	6
9	8	2	2	2	2	6	5
11	4	10	1	10	1	10	3
16	7	15	5	15	5	15	6
54	71	13	15	2	3	19	22
1	2	12	18	1	1	—	—

1,163	1,541	344	369	325	370	872	1,186

(189)	(202)	(170)	(149)	(167)	(154)	(169)	(173)
— (1)	—	— (1)	—	—	—	— (1)	—

974	1,339	174	220	158	216	703	1,013

5,183	6,983	1,243	1,528	1,194	1,552	3,714	5,287

622	1,283	153	67	36	58	255	590
—	—	8	—	9	—	—	—
(4,893)	(2,964)	(1,126)	(332)	(1,077)	(282)	(3,575)	(3,269)

—	—	20	—	—	—	—	—

(4,271)	(1,681)	(945)	(265)	(1,032)	(224)	(3,320)	(2,679)

$912	$5,302	$298	$1,263	$162	$1,328	$394	$2,608

First American Funds Annual Report 2006       109

Statements of  Operations continued

	Short
	Tax Free Fund		Tax Free Fund

	Nine-Month		Nine-Month
	Period Ended	Year Ended	Period Ended	Year Ended
	6/30/06	9/30/05	6/30/06	9/30/05

INVESTMENT INCOME:
Interest from unaffiliated securities	$6,948	$12,331	$19,059	$23,876
Dividends from affiliated money market fund	347	170	166	110

Total investment income	7,295	12,501	19,225	23,986

EXPENSES (note 3):
Investment advisory fees	1,072	1,942	1,838	2,330
Administration fees	289	824	499	976
Transfer agent fees	294	238	501	299
Custodian fees	12	35	18	41
Professional fees	37	31	39	35
Registration fees	29	23	35	31
Postage and printing fees	12	15	24	20
Directors’ fees	11	9	12	11
Other expenses	16	12	17	13
Distribution and shareholder servicing fees – Class A	7	14	68	97
Distribution and shareholder servicing fees – Class C	—	—	19	27

Total expenses	1,779	3,143	3,070	3,880

Less: Fee waivers (note 3)	(482)	(804)	(413)	(503)
Less: Indirect payments from custodian (note 3)	— (1)	—	— (1)	—

Total net expenses	1,297	2,339	2,657	3,377

Investment income – net	5,998	10,162	16,568	20,609

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS – NET (note 5):
Net realized gain (loss) on investments	(611)	(387)	2,831	1,085
Net change in unrealized appreciation or depreciation of investments	(2,031)	(6,969)	(11,649)	(206)
Net change in unrealized appreciation or depreciation of futures contracts	—	—	—	—

Net gain (loss) on investments	(2,642)	(7,356)	(8,818)	879

Net increase in net assets resulting from operations	$3,356	$2,806	$7,750	$21,488

(1)	Due to the presentation of the financial statements in thousands, the numbers round to zero.
The accompanying notes are an integral part of the financial statements.
110      First American Funds Annual Report 2006

(This page intentionally left blank)

Statements of  Changes in Net Assets all dollars are rounded to thousands (000)

				California
	Arizona			Intermediate
	Tax Free Fund			Tax Free Fund

	Nine-Month			Nine-Month
	Period Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended
	6/30/06	9/30/05	9/30/04	6/30/06	9/30/05	9/30/04

OPERATIONS:
Investment income – net	$817	$943	$902	$1,623	$2,007	$1,910
Net realized gain on investments	94	215	230	207	174	358
Net realized gain on futures contracts	—	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(713)	(401)	17	(1,353)	(809)	(628)
Net change in unrealized appreciation or depreciation of futures contracts	10	—	—	—	—	—

Net increase in net assets resulting from operations	208	757	1,149	477	1,372	1,640

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(284)	(412)	(413)	(115)	(142)	(154)
Class C	(39)	(64)	(60)	—	—	—
Class Y	(487)	(516)	(414)	(1,509)	(1,860)	(1,780)
Net realized gain on investments:
Class A	(80)	(99)	(50)	(14)	(25)	(13)
Class C	(11)	(18)	(8)	—	—	—
Class Y	(119)	(113)	(41)	(160)	(331)	(141)

Total distributions	(1,020)	(1,222)	(986)	(1,798)	(2,358)	(2,088)

CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	1,018	2,145	1,820	972	1,367	1,820
Reinvestment of distributions	302	422	397	77	120	128
Payments for redemptions	(1,534)	(1,831)	(5,214)	(1,460)	(852)	(2,787)

Increase (decrease) in net assets from Class A transactions	(214)	736	(2,997)	(411)	635	(839)

Class C:
Proceeds from sales	125	201	372	—	—	—
Reinvestment of distributions	45	65	50	—	—	—
Payments for redemptions (note 3)	(394)	(192)	(698)	—	—	—

Increase (decrease) in net assets from Class C transactions	(224)	74	(276)	—	—	—

Class Y:
Proceeds from sales	5,805	5,175	2,320	9,187	6,384	8,208
Reinvestment of distributions	117	73	27	47	80	29
Payments for redemptions	(3,869)	(499)	(2,150)	(5,573)	(3,209)	(5,478)

Increase (decrease) in net assets from Class Y transactions	2,053	4,749	197	3,661	3,255	2,759

Increase (decrease) in net assets from capital share transactions	1,615	5,559	(3,076)	3,250	3,890	1,920

Total increase (decrease) in net assets	803	5,094	(2,913)	1,929	2,904	1,472
Net assets at beginning of period	25,210	20,116	23,029	53,238	50,334	48,862

Net assets at end of period	$26,013	$25,210	$20,116	$55,167	$53,238	$50,334

Undistributed net investment income at end of period	$7	$—	$44	$16	$17	$12

The accompanying notes are an integral part of the financial statements.
112      First American Funds Annual Report 2006

			Colorado
California			Intermediate			Colorado
Tax Free Fund			Tax Free Fund			Tax Free Fund

Nine-Month			Nine-Month			Nine-Month
Period Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended
6/30/06	9/30/05	9/30/04	6/30/06	9/30/05	9/30/04	6/30/06	9/30/05	9/30/04

$1,075	$1,189	$1,130	$1,412	$2,004	$2,441	$708	$937	$1,086
45	66	274	293	284	631	158	586	177
8	—	—	—	—	—	3	—	—

(895)	(182)	(104)	(1,489)	(1,134)	(1,415)	(714)	(804)	(145)

—	—	—	—	—	—	15	—	—

233	1,073	1,300	216	1,154	1,657	170	719	1,118

(344)	(400)	(415)	(346)	(577)	(660)	(275)	(420)	(515)
(91)	(60)	(43)	—	—	—	(91)	(153)	(152)
(632)	(744)	(681)	(1,055)	(1,500)	(1,748)	(310)	(419)	(431)

(23)	(89)	(84)	(74)	(44)	—	(271)	(77)	(90)
(6)	(13)	(9)	—	—	—	(98)	(30)	(29)
(36)	(149)	(117)	(209)	(125)	—	(217)	(70)	(68)

(1,132)	(1,455)	(1,349)	(1,684)	(2,246)	(2,408)	(1,262)	(1,169)	(1,285)

1,708	4,192	1,756	88	4,258	2,059	1,620	303	879
249	383	413	276	428	471	460	421	542
(2,773)	(2,086)	(3,770)	(3,840)	(4,917)	(10,910)	(1,468)	(2,770)	(4,575)

(816)	2,489	(1,601)	(3,476)	(231)	(8,380)	612	(2,046)	(3,154)

1,135	1,840	577	—	—	—	132	485	273
58	65	49	—	—	—	178	172	172
(585)	(109)	(439)	—	—	—	(556)	(950)	(924)

608	1,796	187	—	—	—	(246)	(293)	(479)

7,852	6,071	4,068	4,709	6,325	2,159	4,754	1,391	1,223
30	33	22	57	53	8	33	15	13
(5,145)	(2,349)	(3,260)	(5,572)	(8,784)	(11,728)	(2,514)	(2,293)	(1,255)

2,737	3,755	830	(806)	(2,406)	(9,561)	2,273	(887)	(19)

2,529	8,040	(584)	(4,282)	(2,637)	(17,941)	2,639	(3,226)	(3,652)

1,630	7,658	(633)	(5,750)	(3,729)	(18,692)	1,547	(3,676)	(3,819)
34,512	26,854	27,487	47,988	51,717	70,409	20,148	23,824	27,643

$36,142	$34,512	$26,854	$42,238	$47,988	$51,717	$21,695	$20,148	$23,824

$17	$9	$24	$34	$23	$96	$39	$7	$62

First American Funds Annual Report 2006       113

Statements of  Changes in Net Assets continued

				Minnesota
	Intermediate			Intermediate
	Tax Free Fund			Tax Free Fund

	Nine-Month			Nine-Month
	Period Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended
	6/30/06	9/30/05	9/30/04	6/30/06	9/30/05	9/30/04

OPERATIONS:
Investment income – net	$20,171	$27,443	$29,117	$6,441	$9,362	$10,291
Net realized gain (loss) on investments	881	1,758	3,586	874	1,370	796
Net realized gain on futures contracts	—	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(16,513)	(13,264)	(11,098)	(5,474)	(4,978)	(3,173)
Net change in unrealized appreciation or depreciation of futures contracts	—	—	—	—	—	—

Net increase in net assets resulting from operations	4,539	15,937	21,605	1,841	5,754	7,914

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(1,012)	(1,423)	(1,374)	(843)	(1,267)	(1,251)
Class C	—	—	—	—	—	—
Class Y	(19,466)	(26,720)	(27,568)	(5,686)	(8,038)	(9,017)
Net realized gain on investments:
Class A	(85)	(194)	(38)	(183)	(114)	(59)
Class C	—	—	—	—	—	—
Class Y	(1,527)	(3,485)	(799)	(1,195)	(683)	(444)

Total distributions	(22,090)	(31,822)	(29,779)	(7,907)	(10,102)	(10,771)

CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	3,630	7,869	15,334	2,992	5,677	13,308
Reinvestment of distributions	824	1,256	1,138	738	1,026	940
Payments for redemptions	(5,699)	(8,912)	(14,985)	(8,720)	(8,801)	(9,940)

Increase (decrease) in net assets from Class A transactions	(1,245)	213	1,487	(4,990)	(2,098)	4,308

Class C:
Proceeds from sales	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions (note 3)	—	—	—	—	—	—

Increase (decrease) in net assets from Class C transactions	—	—	—	—	—	—

Class Y:
Proceeds from sales	84,989	111,544	98,239	17,422	16,162	21,189
Reinvestment of distributions	2,325	3,541	2,319	352	335	333
Payments for redemptions	(115,490)	(96,251)	(152,459)	(34,284)	(32,427)	(41,022)

Increase (decrease) in net assets from Class Y transactions	(28,176)	18,834	(51,901)	(16,510)	(15,930)	(19,500)

Increase (decrease) in net assets from capital share transactions	(29,421)	19,047	(50,414)	(21,500)	(18,028)	(15,192)

Total increase (decrease) in net assets	(46,972)	3,162	(58,588)	(27,566)	(22,376)	(18,049)
Net assets at beginning of period	675,799	672,637	731,225	229,577	251,953	270,002

Net assets at end of period	$628,827	$675,799	$672,637	$202,011	$229,577	$251,953

Undistributed net investment income at end of period	$—	$46	$746	$65	$153	$96

The accompanying notes are an integral part of the financial statements.
114      First American Funds Annual Report 2006

Minnesota			Missouri			Nebraska
Tax Free Fund			Tax Free Fund			Tax Free Fund

Nine-Month			Nine-Month			Nine-Month
Period Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended
6/30/06	9/30/05	9/30/04	6/30/06	9/30/05	9/30/04	6/30/06	9/30/05	9/30/04

$5,120	$6,796	$6,945	$5,183	$6,983	$7,270	$1,243	$1,528	$1,416
382	399	851	622	1,283	913	153	67	(5)
51	—	—	—	—	—	8	—	—

(3,439)	20	(1,049)	(4,893)	(2,964)	(1,413)	(1,126)	(332)	91

—	—	—	—	—	—	20	—	—

2,114	7,215	6,747	912	5,302	6,770	298	1,263	1,502

(3,313)	(4,455)	(4,878)	(811)	(1,038)	(1,014)	(204)	(239)	(178)
(285)	(361)	(421)	(5)	(7)	(8)	(41)	(65)	(60)
(1,648)	(1,939)	(1,970)	(4,402)	(5,959)	(6,239)	(991)	(1,277)	(1,153)

(259)	(552)	(947)	(217)	(140)	(75)	(11)	—	(17)
(25)	(49)	(93)	(2)	(1)	(1)	(3)	—	(6)
(115)	(210)	(358)	(1,080)	(783)	(437)	(49)	—	(99)

(5,645)	(7,566)	(8,667)	(6,517)	(7,928)	(7,774)	(1,299)	(1,581)	(1,513)

12,726	8,058	7,430	798	4,587	3,852	780	3,144	1,430
2,905	4,005	5,356	524	621	564	117	113	120
(19,024)	(20,033)	(22,419)	(3,624)	(1,714)	(5,313)	(952)	(989)	(1,516)

(3,393)	(7,970)	(9,633)	(2,302)	3,494	(897)	(55)	2,268	34

1,999	933	854	25	2	2	158	411	547
289	384	480	6	8	8	31	47	49
(1,559)	(1,841)	(2,766)	(1)	(34)	(70)	(229)	(736)	(389)

729	(524)	(1,432)	30	(24)	(60)	(40)	(278)	207

11,180	8,746	6,064	14,690	22,140	15,823	4,187	7,132	4,887
158	211	239	279	279	269	75	93	63
(7,977)	(5,285)	(10,775)	(23,600)	(21,183)	(30,637)	(4,541)	(4,286)	(3,318)

3,361	3,672	(4,472)	(8,631)	1,236	(14,545)	(279)	2,939	1,632

697	(4,822)	(15,537)	(10,903)	4,706	(15,502)	(374)	4,929	1,873

(2,834)	(5,173)	(17,457)	(16,508)	2,080	(16,506)	(1,375)	4,611	1,862
163,095	168,268	185,725	182,088	180,008	196,514	41,119	36,508	34,646

$160,261	$163,095	$168,268	$165,580	$182,088	$180,008	$39,744	$41,119	$36,508

$56	$182	$141	$31	$66	$87	$19	$12	$65

First American Funds Annual Report 2006       115

Statements of  Changes in Net Assets continued

				Oregon
	Ohio			Intermediate
	Tax Free Fund			Tax Free Fund

	Nine-Month			Nine-Month
	Period Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended
	6/30/06	9/30/05	9/30/04	6/30/06	9/30/05	9/30/04

OPERATIONS:
Investment income – net	$1,194	$1,552	$1,477	$3,714	$5,287	$5,538
Net realized gain (loss) on investments	36	58	115	255	590	530
Net realized gain on futures contracts	9	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,077)	(282)	120	(3,575)	(3,269)	(1,354)
Net change in unrealized appreciation or depreciation of futures contracts	—	—	—	—	—	—

Net increase in net assets resulting from operations	162	1,328	1,712	394	2,608	4,714

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(24)	(36)	(38)	(268)	(317)	(324)
Class C	(5)	(4)	(7)	—	—	—
Class Y	(1,178)	(1,524)	(1,393)	(3,398)	(4,973)	(5,228)
Net realized gain on investments:
Class A	(1)	(3)	(8)	(42)	(30)	(66)
Class C	—	—	(2)	—	—	—
Class Y	(40)	(130)	(358)	(514)	(481)	(1,095)

Total distributions	(1,248)	(1,697)	(1,806)	(4,222)	(5,801)	(6,713)

CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	152	253	810	2,798	2,055	2,426
Reinvestment of distributions	15	25	20	197	226	244
Payments for redemptions	(291)	(480)	(469)	(2,604)	(1,426)	(2,041)

Increase (decrease) in net assets from Class A transactions	(124)	(202)	361	391	855	629

Class C:
Proceeds from sales	80	110	112	—	—	—
Reinvestment of distributions	2	1	2	—	—	—
Payments for redemptions (note 3)	(42)	(55)	(206)	—	—	—

Increase (decrease) in net assets from Class C transactions	40	56	(92)	—	—	—

Class Y:
Proceeds from sales	4,878	8,183	5,782	9,313	19,409	17,962
Reinvestment of distributions	182	238	263	352	405	779
Payments for redemptions	(4,500)	(6,200)	(6,189)	(28,397)	(21,076)	(25,235)

Increase (decrease) in net assets from Class Y transactions	560	2,221	(144)	(18,732)	(1,262)	(6,494)

Increase (decrease) in net assets from capital share transactions	476	2,075	125	(18,341)	(407)	(5,865)

Total increase (decrease) in net assets	(610)	1,706	31	(22,169)	(3,600)	(7,864)
Net assets at beginning of period	42,266	40,560	40,529	142,969	146,569	154,433

Net assets at end of period	$41,656	$42,266	$40,560	$120,800	$142,969	$146,569

Undistributed net investment income at end of period	$16	$29	$41	$67	$19	$22

The accompanying notes are an integral part of the financial statements.
116      First American Funds Annual Report 2006

Short
Tax Free Fund			Tax Free Fund

Nine-Month			Nine-Month
Period Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended
6/30/06	9/30/05	9/30/04	6/30/06	9/30/05	9/30/04

$5,998	$10,162	$11,631	$16,568	$20,609	$21,168
(611)	(387)	(238)	2,831	1,085	4,298
—	—	—	—	—	—

(2,031)	(6,969)	(6,917)	(11,649)	(206)	(4,320)

—	—	—	—	—	—

3,356	2,806	4,476	7,750	21,488	21,146

(79)	(134)	(170)	(1,170)	(1,623)	(1,741)
—	—	—	(72)	(105)	(142)
(6,055)	(10,086)	(11,193)	(15,430)	(18,782)	(19,659)

—	—	(44)	(122)	(379)	(405)
—	—	—	(9)	(28)	(46)
—	—	(2,391)	(1,492)	(4,002)	(4,411)

(6,134)	(10,220)	(13,798)	(18,295)	(24,919)	(26,404)

1,175	2,110	3,312	4,203	4,259	8,839
64	104	164	1,055	1,669	1,855
(1,984)	(4,320)	(3,434)	(6,155)	(7,589)	(12,976)

(745)	(2,106)	42	(897)	(1,661)	(2,282)

—	—	—	30	277	462
—	—	—	74	126	181
—	—	—	(554)	(352)	(2,823)

—	—	—	(450)	51	(2,180)

32,598	67,779	163,207	80,167	69,526	44,937
439	676	3,494	902	1,078	1,184
(124,043)	(150,873)	(135,099)	(51,758)	(47,832)	(85,368)

(91,006)	(82,418)	31,602	29,311	22,772	(39,247)

(91,751)	(84,524)	31,644	27,964	21,162	(43,709)

(94,529)	(91,938)	22,322	17,419	17,731	(48,967)
333,750	425,688	403,366	477,220	459,489	508,456

$239,221	$333,750	$425,688	$494,639	$477,220	$459,489

$119	$255	$313	$81	$185	$86

First American Funds Annual Report 2006       117

Financial Highlights  For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized	Distributions	Distributions	Net Asset
	Value	Net	Gains	from Net	from Net	Value
	Beginning	Investment	(Losses) on	Investment	Realized	End of
	of Period	Income	Investments	Income	Gains	Period

Arizona Tax Free Fund
Class A
2006 (1)	$11.19	$0.33	$(0.25)	$(0.33)	$(0.09)	$10.85
2005 (2)	11.42	0.46	(0.07)	(0.49)	(0.13)	11.19
2004 (2)	11.33	0.49	0.12	(0.47)	(0.05)	11.42
2003 (2)	11.41	0.46	(0.06)	(0.45)	(0.03)	11.33
2002 (2)	10.99	0.48	0.44	(0.48)	(0.02)	11.41
2001 (2)	10.45	0.55	0.53	(0.54)	—	10.99
Class C
2006 (1)	$11.18	$0.30	$(0.25)	$(0.30)	$(0.09)	$10.84
2005 (2)	11.41	0.42	(0.08)	(0.44)	(0.13)	11.18
2004 (2)	11.31	0.43	0.14	(0.42)	(0.05)	11.41
2003 (2)	11.40	0.42	(0.08)	(0.40)	(0.03)	11.31
2002 (2)	10.98	0.44	0.44	(0.44)	(0.02)	11.40
2001 (2)	10.44	0.53	0.51	(0.50)	—	10.98
Class Y
2006 (1)	$11.19	$0.35	$(0.25)	$(0.35)	$(0.09)	$10.85
2005 (2)	11.43	0.50	(0.09)	(0.52)	(0.13)	11.19
2004 (2)	11.33	0.50	0.15	(0.50)	(0.05)	11.43
2003 (2)	11.41	0.48	(0.06)	(0.47)	(0.03)	11.33
2002 (2)	10.99	0.51	0.44	(0.51)	(0.02)	11.41
2001 (2)	10.45	0.57	0.53	(0.56)	—	10.99

California Intermediate Tax Free Fund
Class A
2006 (1)	$10.35	$0.28	$(0.20)	$(0.29)	$(0.03)	$10.11
2005 (2)	10.55	0.39	(0.13)	(0.39)	(0.07)	10.35
2004 (2)	10.64	0.40	(0.05)	(0.41)	(0.03)	10.55
2003 (2)	10.80	0.41	(0.14)	(0.41)	(0.02)	10.64
2002 (2)	10.41	0.42	0.39	(0.42)	—	10.80
2001 (2)	10.02	0.44	0.39	(0.44)	—	10.41
Class Y
2006 (1)	$10.37	$0.30	$(0.21)	$(0.30)	$(0.03)	$10.13
2005 (2)	10.57	0.40	(0.13)	(0.40)	(0.07)	10.37
2004 (2)	10.66	0.41	(0.05)	(0.42)	(0.03)	10.57
2003 (2)	10.81	0.43	(0.14)	(0.42)	(0.02)	10.66
2002 (2)	10.43	0.43	0.38	(0.43)	—	10.81
2001 (2)	10.04	0.44	0.39	(0.44)	—	10.43

California Tax Free Fund
Class A
2006 (1)	$11.24	$0.33	$(0.26)	$(0.33)	$(0.02)	$10.96
2005 (2)	11.40	0.44	(0.05)	(0.44)	(0.11)	11.24
2004 (2)	11.40	0.46	0.08	(0.46)	(0.08)	11.40
2003 (2)	11.63	0.47	(0.16)	(0.47)	(0.07)	11.40
2002 (2)	11.17	0.48	0.50	(0.47)	(0.05)	11.63
2001 (2)	10.66	0.52	0.50	(0.51)	—	11.17
Class C
2006 (1)	$11.25	$0.30	$(0.26)	$(0.30)	$(0.02)	$10.97
2005 (2)	11.41	0.40	(0.05)	(0.40)	(0.11)	11.25
2004 (2)	11.41	0.41	0.09	(0.42)	(0.08)	11.41
2003 (2)	11.64	0.43	(0.16)	(0.43)	(0.07)	11.41
2002 (2)	11.18	0.42	0.52	(0.43)	(0.05)	11.64
2001 (2)	10.66	0.47	0.51	(0.46)	—	11.18
Class Y
2006 (1)	$11.25	$0.35	$(0.26)	$(0.35)	$(0.02)	$10.97
2005 (2)	11.40	0.47	(0.04)	(0.47)	(0.11)	11.25
2004 (2)	11.40	0.48	0.09	(0.49)	(0.08)	11.40
2003 (2)	11.63	0.49	(0.15)	(0.50)	(0.07)	11.40
2002 (2)	11.17	0.49	0.52	(0.50)	(0.05)	11.63
2001 (2)	10.66	0.54	0.50	(0.53)	—	11.17

(1)	For the nine-month period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year-end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

(2)	For the period October 1 to September 30 in the year indicated.

(3)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
The accompanying notes are an integral part of the financial statements.
118      First American Funds Annual Report 2006

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses to	Income to
		Ratio of	Investment	Average	Average Net
	Net Assets	Expenses to	Income	Net Assets	Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return (3)	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

0.73%	$9,041	0.75%	4.02%	1.47%	3.30%	47%
3.49	9,547	0.75	4.14	1.18	3.71	20
5.50	9,008	0.75	4.16	1.12	3.79	21
3.61	11,928	0.75	4.03	1.09	3.69	37
8.69	12,413	0.75	4.40	1.37	3.78	30
10.50	13,971	0.25	5.10	1.45	3.90	19

0.42%	$1,358	1.15%	3.62%	2.22%	2.55%	47%
3.08	1,628	1.15	3.74	1.93	2.96	20
5.17	1,588	1.15	3.76	1.87	3.04	21
3.10	1,857	1.15	3.63	1.84	2.94	37
8.28	2,910	1.15	4.00	2.12	3.03	30
10.15	2,003	0.65	4.66	1.84	3.47	19

0.92%	$15,614	0.50%	4.27%	1.22%	3.55%	47%
3.65	14,035	0.50	4.39	0.93	3.96	20
5.85	9,520	0.50	4.42	0.87	4.05	21
3.86	9,244	0.50	4.28	0.84	3.94	37
8.95	10,656	0.50	4.64	1.12	4.02	30
10.76	5,822	—	5.33	1.19	4.14	19

0.78%	$3,441	0.85%	3.73%	1.22%	3.36%	21%
2.51	3,946	0.85	3.71	1.10	3.46	29
3.36	3,381	0.85	3.78	1.06	3.57	20
2.58	4,262	0.85	3.86	1.06	3.65	17
8.01	4,870	0.85	4.01	1.14	3.72	23
8.41	3,392	0.70	4.25	1.21	3.74	12

0.88%	$51,726	0.70%	3.89%	0.97%	3.62%	21%
2.66	49,292	0.70	3.86	0.85	3.71	29
3.51	46,953	0.70	3.93	0.81	3.82	20
2.83	44,600	0.70	4.02	0.81	3.91	17
8.05	45,212	0.70	4.16	0.89	3.97	23
8.39	43,647	0.70	4.26	0.96	4.00	12

0.63%	$10,783	0.75%	3.99%	1.34%	3.40%	24%
3.50	11,888	0.75	3.88	1.15	3.48	14
4.93	9,513	0.75	4.03	1.09	3.69	16
2.85	11,143	0.75	4.16	1.08	3.83	20
9.10	12,954	0.75	4.26	1.31	3.70	33
9.73	18,139	0.25	4.75	1.35	3.65	19

0.33%	$3,592	1.15%	3.60%	2.09%	2.66%	24%
3.11	3,068	1.15	3.47	1.90	2.72	14
4.52	1,294	1.15	3.65	1.84	2.96	16
2.45	1,101	1.15	3.75	1.83	3.07	20
8.69	1,115	1.15	3.86	2.06	2.95	33
9.42	647	0.65	4.38	1.75	3.28	19

0.82%	$21,767	0.50%	4.24%	1.09%	3.65%	24%
3.85	19,556	0.50	4.12	0.90	3.72	14
5.19	16,047	0.50	4.29	0.84	3.95	16
3.11	15,243	0.50	4.40	0.83	4.07	20
9.36	11,853	0.50	4.51	1.06	3.95	33
9.99	6,726	—	5.00	1.10	3.90	19

First American Funds Annual Report 2006       119

Financial Highlights  continued

			Realized and
	Net Asset		Unrealized	Distributions	Distributions	Distributions	Net Asset
	Value	Net	Gains	from Net	from Net	from	Value
	Beginning	Investment	(Losses) on	Investment	Realized	Return of	End of
	of Period	Income	Investments	Income	Gains	Capital	Period

Colorado Intermediate Tax Free Fund
Class A
2006 (1)	$10.74	$0.32	$(0.28)	$(0.32)	$(0.06)	$—	$10.40
2005 (2)	10.98	0.42	(0.19)	(0.43)	(0.04)	—	10.74
2004 (2)	11.08	0.45	(0.11)	(0.44)	—	—	10.98
2003 (2)	11.12	0.41	(0.02)	(0.43)	—	—	11.08
2002 (2)	10.79	0.47	0.32	(0.46)	—	—	11.12
2001 (2)	10.28	0.46	0.52	(0.47)	—	—	10.79
Class Y
2006 (1)	$10.72	$0.33	$(0.28)	$(0.33)	$(0.06)	$—	$10.38
2005 (2)	10.95	0.43	(0.18)	(0.44)	(0.04)	—	10.72
2004 (2)	11.05	0.46	(0.11)	(0.45)	—	—	10.95
2003 (2)	11.10	0.43	(0.03)	(0.45)	—	—	11.05
2002 (2)	10.76	0.49	0.33	(0.48)	—	—	11.10
2001 (2)	10.26	0.48	0.49	(0.47)	—	—	10.76

Colorado Tax Free Fund
Class A
2006 (1)	$11.30	$0.35	$(0.26)	$(0.34)	$(0.32)	$—	$10.73
2005 (2)	11.52	0.49	(0.11)	(0.51)	(0.09)	—	11.30
2004 (2)	11.57	0.51	0.02	(0.50)	(0.08)	—	11.52
2003 (2)	11.65	0.50	(0.10)	(0.48)	—	—	11.57
2002 (2)	11.09	0.48	0.56	(0.47)	(0.01)	—	11.65
2001 (2)	10.42	0.54	0.66	(0.53)	—	—	11.09
Class C
2006 (1)	$11.28	$0.32	$(0.27)	$(0.30)	$(0.32)	$—	$10.71
2005 (2)	11.50	0.43	(0.10)	(0.46)	(0.09)	—	11.28
2004 (2)	11.56	0.44	0.03	(0.45)	(0.08)	—	11.50
2003 (2)	11.63	0.44	(0.08)	(0.43)	—	—	11.56
2002 (2)	11.08	0.44	0.56	(0.44)	(0.01)	—	11.63
2001 (2)	10.41	0.49	0.67	(0.49)	—	—	11.08
Class Y
2006 (1)	$11.32	$0.37	$(0.26)	$(0.36)	$(0.32)	$—	$10.75
2005 (2)	11.53	0.51	(0.09)	(0.54)	(0.09)	—	11.32
2004 (2)	11.59	0.52	0.03	(0.53)	(0.08)	—	11.53
2003 (2)	11.67	0.51	(0.09)	(0.50)	—	—	11.59
2002 (2)	11.10	0.48	0.60	(0.50)	(0.01)	—	11.67
2001 (2)	10.43	0.58	0.64	(0.55)	—	—	11.10

Intermediate Tax Free Fund
Class A
2006 (1)	$10.92	$0.32	$(0.26)	$(0.32)	$(0.03)	$—	$10.63
2005 (2)	11.18	0.44	(0.19)	(0.45)	(0.06)	—	10.92
2004 (2)	11.30	0.44	(0.10)	(0.45)	(0.01)	—	11.18
2003 (2)	11.32	0.44	(0.03)	(0.43)	—	—	11.30
2002 (2)	10.95	0.43	0.40	(0.43)	—	(0.03)	11.32
2001 (2)	10.48	0.48	0.46	(0.47)	—	—	10.95
Class Y
2006 (1)	$10.90	$0.33	$(0.26)	$(0.33)	$(0.03)	$—	$10.61
2005 (2)	11.16	0.46	(0.19)	(0.47)	(0.06)	—	10.90
2004 (2)	11.28	0.46	(0.11)	(0.46)	(0.01)	—	11.16
2003 (2)	11.30	0.46	(0.03)	(0.45)	—	—	11.28
2002 (2)	10.93	0.44	0.40	(0.44)	—	(0.03)	11.30
2001 (2)	10.46	0.48	0.46	(0.47)	—	—	10.93

(1)	For the nine-month period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year-end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

(2)	For the period October 1 to September 30 in the year indicated.

(3)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
The accompanying notes are an integral part of the financial statements.
120      First American Funds Annual Report 2006

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses to	Income to
		Ratio of	Investment	Average	Average Net
	Net Assets	Expenses to	Income	Net Assets	Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return (3)	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

0.37%	$9,577	0.85%	4.02%	1.27%	3.60%	17%
2.11	13,426	0.85	3.85	1.10	3.60	20
3.12	13,969	0.85	4.00	1.06	3.79	4
3.64	22,555	0.85	3.79	1.06	3.58	14
7.56	15,244	0.85	4.48	1.11	4.22	15
9.75	8,320	0.70	4.55	1.34	3.91	24

0.49%	$32,661	0.70%	4.18%	1.02%	3.86%	17%
2.36	34,562	0.70	4.01	0.85	3.86	20
3.29	37,748	0.70	4.15	0.81	4.04	4
3.71	47,854	0.70	3.94	0.81	3.83	14
7.83	48,398	0.70	4.60	0.86	4.44	15
9.67	47,907	0.70	4.58	1.09	4.19	24

0.77%	$8,507	0.75%	4.30%	1.52%	3.53%	35%
3.36	8,362	0.75	4.23	1.18	3.80	30
4.71	10,598	0.75	4.25	1.09	3.91	12
3.53	13,843	0.75	4.23	1.07	3.91	14
9.72	19,633	0.75	4.32	1.30	3.77	22
11.78	20,550	0.25	5.03	1.42	3.86	23

0.47%	$3,007	1.15%	3.90%	2.27%	2.78%	35%
2.95	3,423	1.15	3.83	1.93	3.05	30
4.21	3,787	1.15	3.85	1.84	3.16	12
3.23	4,284	1.15	3.83	1.82	3.16	14
9.23	3,705	1.15	3.95	2.05	3.05	22
11.41	1,698	0.65	4.61	1.82	3.44	23

0.96%	$10,181	0.50%	4.58%	1.27%	3.81%	35%
3.70	8,363	0.50	4.48	0.93	4.05	30
4.87	9,439	0.50	4.51	0.84	4.17	12
3.78	9,516	0.50	4.49	0.82	4.17	14
10.07	9,244	0.50	4.59	1.05	4.04	22
12.02	1,923	—	5.32	1.18	4.14	23

0.56%	$32,521	0.85%	3.95%	1.05%	3.75%	15%
2.31	34,658	0.85	3.98	1.05	3.78	15
3.06	35,276	0.85	3.98	1.05	3.78	10
3.74	34,231	0.85	3.91	1.05	3.71	15
7.78	29,838	0.85	3.87	1.03	3.69	28
9.19	23,236	0.70	4.43	1.13	4.00	12

0.67%	$596,306	0.70%	4.10%	0.80%	4.00%	15%
2.47	641,141	0.70	4.13	0.80	4.03	15
3.22	637,361	0.70	4.13	0.80	4.03	10
3.90	696,994	0.70	4.05	0.80	3.95	15
7.95	485,592	0.70	4.04	0.78	3.96	28
9.21	458,743	0.70	4.43	0.87	4.26	12

First American Funds Annual Report 2006       121

Financial Highlights  continued

			Realized and
	Net Asset		Unrealized	Distributions	Distributions	Net Asset
	Value	Net	Gains	from Net	from Net	Value
	Beginning	Investment	(Losses) on	Investment	Realized	End of
	of Period	Income	Investments	Income	Gains	Period

Minnesota Intermediate Tax Free Fund
Class A
2006 (1)	$10.16	$0.29	$(0.22)	$(0.29)	$(0.06)	$9.88
2005 (2)	10.34	0.39	(0.15)	(0.39)	(0.03)	10.16
2004 (2)	10.44	0.39	(0.08)	(0.39)	(0.02)	10.34
2003 (2)	10.51	0.40	(0.04)	(0.41)	(0.02)	10.44
2002 (2)	10.21	0.43	0.29	(0.42)	—	10.51
2001 (2)	9.80	0.44	0.41	(0.44)	—	10.21
Class Y
2006 (1)	$10.11	$0.30	$(0.22)	$(0.30)	$(0.06)	$9.83
2005 (2)	10.29	0.40	(0.15)	(0.40)	(0.03)	10.11
2004 (2)	10.40	0.41	(0.10)	(0.40)	(0.02)	10.29
2003 (2)	10.46	0.42	(0.03)	(0.43)	(0.02)	10.40
2002 (2)	10.17	0.45	0.27	(0.43)	—	10.46
2001 (2)	9.76	0.44	0.41	(0.44)	—	10.17

Minnesota Tax Free Fund
Class A
2006 (1)	$11.21	$0.35	$(0.21)	$(0.35)	$(0.03)	$10.97
2005 (2)	11.23	0.45	0.03	(0.45)	(0.05)	11.21
2004 (2)	11.34	0.44	(0.01)	(0.45)	(0.09)	11.23
2003 (2)	11.39	0.48	(0.05)	(0.45)	(0.03)	11.34
2002 (2)	11.06	0.47	0.34	(0.47)	(0.01)	11.39
2001 (2)	10.64	0.53	0.43	(0.54)	—	11.06
Class C
2006 (1)	$11.17	$0.31	$(0.20)	$(0.32)	$(0.03)	$10.93
2005 (2)	11.19	0.41	0.03	(0.41)	(0.05)	11.17
2004 (2)	11.31	0.39	(0.01)	(0.41)	(0.09)	11.19
2003 (2)	11.36	0.43	(0.04)	(0.41)	(0.03)	11.31
2002 (2)	11.04	0.43	0.33	(0.43)	(0.01)	11.36
2001 (2)	10.62	0.49	0.43	(0.50)	—	11.04
Class Y
2006 (1)	$11.20	$0.36	$(0.20)	$(0.37)	$(0.03)	$10.96
2005 (2)	11.22	0.48	0.03	(0.48)	(0.05)	11.20
2004 (2)	11.33	0.47	(0.01)	(0.48)	(0.09)	11.22
2003 (2)	11.38	0.51	(0.05)	(0.48)	(0.03)	11.33
2002 (2)	11.05	0.49	0.35	(0.50)	(0.01)	11.38
2001 (2)	10.63	0.55	0.44	(0.57)	—	11.05

Missouri Tax Free Fund
Class A
2006 (1)	$12.14	$0.34	$(0.29)	$(0.34)	$(0.09)	$11.76
2005 (2)	12.32	0.45	(0.12)	(0.45)	(0.06)	12.14
2004 (2)	12.37	0.45	(0.02)	(0.45)	(0.03)	12.32
2003 (2)	12.47	0.45	(0.04)	(0.45)	(0.06)	12.37
2002 (2)	12.05	0.46	0.47	(0.47)	(0.04)	12.47
2001 (3)(4)	11.54	0.46	0.50	(0.44)	(0.01)	12.05
Class C
2006 (1)	$12.12	$0.30	$(0.30)	$(0.30)	$(0.09)	$11.73
2005 (2)	12.29	0.40	(0.11)	(0.40)	(0.06)	12.12
2004 (2)	12.35	0.40	(0.03)	(0.40)	(0.03)	12.29
2003 (2)	12.46	0.40	(0.04)	(0.41)	(0.06)	12.35
2002 (2)	12.05	0.41	0.48	(0.44)	(0.04)	12.46
2001 (5)	12.03	—	0.02	—	—	12.05
Class Y
2006 (1)	$12.15	$0.36	$(0.30)	$(0.36)	$(0.09)	$11.76
2005 (2)	12.32	0.48	(0.11)	(0.48)	(0.06)	12.15
2004 (2)	12.38	0.48	(0.03)	(0.48)	(0.03)	12.32
2003 (2)	12.48	0.49	(0.05)	(0.48)	(0.06)	12.38
2002 (2)	12.06	0.48	0.48	(0.50)	(0.04)	12.48
2001 (3)(4)	11.55	0.49	0.50	(0.47)	(0.01)	12.06

(1)	For the nine-month period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year-end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

(2)	For the period October 1 to September 30 in the year indicated.

(3)	The financial highlights for the Missouri Tax Free Fund prior to September 24, 2001 are those of the Firstar Missouri Tax-Exempt Bond Fund Class A shares and Class I shares. The assets of the Firstar Missouri Tax-Exempt Bond Fund were acquired by Missouri Tax Free Fund on September 24, 2001. In connection with such acquisition, Class A shares and Class I shares of the Firstar Missouri Tax-Exempt Bond Fund were exchanged for Class A shares and Class Y shares of Missouri Tax Free Fund, respectively.

(4)	For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund’s fiscal year-end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.

(5)	For the period from September 24, 2001, when the class of shares was first offered, to September 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(6)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
The accompanying notes are an integral part of the financial statements.
122      First American Funds Annual Report 2006

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses to	Income to
		Ratio of	Investment	Average	Average Net
	Net Assets	Expenses to	Income	Net Assets	Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return (6)	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

0.74%	$26,526	0.85%	3.85%	1.08%	3.62%	11%
2.33	32,326	0.85	3.78	1.06	3.57	15
3.03	35,047	0.85	3.77	1.05	3.57	8
3.55	31,044	0.85	3.85	1.05	3.65	15
7.23	19,914	0.85	4.27	1.03	4.09	15
8.85	12,408	0.70	4.38	1.13	3.95	13

0.85%	$175,485	0.70%	4.00%	0.83%	3.87%	11%
2.50	197,251	0.70	3.93	0.81	3.82	15
3.10	216,906	0.70	3.92	0.80	3.82	8
3.82	238,958	0.70	4.01	0.80	3.91	15
7.31	251,597	0.70	4.41	0.78	4.33	15
8.89	255,939	0.70	4.38	0.88	4.20	13

1.28%	$101,142	0.95%	4.15%	1.10%	4.00%	11%
4.42	106,783	0.95	4.04	1.06	3.93	16
3.94	114,981	0.95	3.87	1.05	3.77	25
3.90	125,916	0.95	4.25	1.06	4.14	23
7.23	135,607	0.95	4.22	1.09	4.08	26
9.24	107,260	0.95	4.84	1.18	4.61	15

0.98%	$10,359	1.35%	3.75%	1.85%	3.25%	11%
4.02	9,841	1.35	3.64	1.81	3.18	16
3.45	10,387	1.35	3.47	1.80	3.02	25
3.51	11,951	1.35	3.85	1.81	3.39	23
7.10	11,703	1.35	3.80	1.84	3.31	26
8.88	6,382	1.35	4.39	1.58	4.16	15

1.47%	$48,760	0.70%	4.40%	0.85%	4.25%	11%
4.69	46,471	0.70	4.29	0.81	4.18	16
4.20	42,900	0.70	4.12	0.80	4.02	25
4.16	47,858	0.70	4.50	0.81	4.39	23
7.84	54,638	0.70	4.47	0.84	4.33	26
9.52	49,078	0.70	5.09	0.93	4.86	15

0.38%	$26,972	0.95%	3.74%	1.09%	3.60%	20%
2.74	30,188	0.95	3.65	1.06	3.54	19
3.60	27,114	0.95	3.68	1.05	3.58	15
3.45	28,141	0.95	3.69	1.06	3.58	20
7.99	26,496	0.95	3.81	1.06	3.70	25
8.44	22,573	0.94	4.23	1.00	4.17	9

0.00%	$214	1.35%	3.34%	1.84%	2.85%	20%
2.42	190	1.35	3.25	1.81	2.79	19
3.11	218	1.35	3.28	1.80	2.83	15
3.05	279	1.35	3.30	1.81	2.84	20
7.58	21	1.35	3.28	1.81	2.82	25
0.17	—	—	—	—	—	9

0.49%	$138,394	0.70%	3.99%	0.84%	3.85%	20%
3.08	151,710	0.70	3.90	0.81	3.79	19
3.77	152,676	0.70	3.93	0.80	3.83	15
3.71	168,094	0.70	3.94	0.81	3.83	20
8.25	142,344	0.70	4.06	0.81	3.95	25
8.67	129,715	0.69	4.48	0.75	4.42	9

First American Funds Annual Report 2006       123

Financial Highlights  continued

			Realized and
	Net Asset		Unrealized	Distributions	Distributions	Net Asset
	Value	Net	Gains	from Net	from Net	Value
	Beginning	Investment	(Losses) on	Investment	Realized	End of
	of Period	Income	Investments	Income	Gains	Period

Nebraska Tax Free Fund
Class A
2006 (1)	$10.58	$0.31	$(0.24)	$(0.30)	$(0.02)	$10.33
2005 (2)	10.66	0.39	(0.05)	(0.42)	—	10.58
2004 (2)	10.66	0.41	0.03	(0.40)	(0.04)	10.66
2003 (2)	10.70	0.41	(0.04)	(0.40)	(0.01)	10.66
2002 (2)	10.20	0.41	0.49	(0.40)	—	10.70
2001 (3)	10.00	0.24	0.20	(0.24)	—	10.20
Class C
2006 (1)	$10.50	$0.27	$(0.22)	$(0.27)	$(0.02)	$10.26
2005 (2)	10.58	0.35	(0.06)	(0.37)	—	10.50
2004 (2)	10.58	0.35	0.04	(0.35)	(0.04)	10.58
2003 (2)	10.63	0.36	(0.04)	(0.36)	(0.01)	10.58
2002 (2)	10.14	0.36	0.50	(0.37)	—	10.63
2001 (3)	10.00	0.20	0.17	(0.23)	—	10.14
Class Y
2006 (1)	$10.58	$0.32	$(0.23)	$(0.32)	$(0.02)	$10.33
2005 (2)	10.66	0.43	(0.07)	(0.44)	—	10.58
2004 (2)	10.65	0.43	0.04	(0.42)	(0.04)	10.66
2003 (2)	10.69	0.43	(0.03)	(0.43)	(0.01)	10.65
2002 (2)	10.19	0.43	0.50	(0.43)	—	10.69
2001 (3)	10.00	0.26	0.19	(0.26)	—	10.19

Ohio Tax Free Fund
Class A
2006 (1)	$10.42	$0.29	$(0.25)	$(0.28)	$(0.01)	$10.17
2005 (2)	10.52	0.36	(0.06)	(0.36)	(0.04)	10.42
2004 (2)	10.54	0.36	0.07	(0.35)	(0.10)	10.52
2003 (2)	10.58	0.36	(0.03)	(0.37)	—	10.54
2002 (4)	10.00	0.15	0.59	(0.16)	—	10.58
Class C
2006 (1)	$10.32	$0.25	$(0.26)	$(0.25)	$(0.01)	$10.05
2005 (2)	10.41	0.32	(0.05)	(0.32)	(0.04)	10.32
2004 (2)	10.44	0.29	0.09	(0.31)	(0.10)	10.41
2003 (2)	10.57	0.32	(0.12)	(0.33)	—	10.44
2002 (4)	10.00	0.13	0.58	(0.14)	—	10.57
Class Y
2006 (1)	$10.43	$0.30	$(0.25)	$(0.30)	$(0.01)	$10.17
2005 (2)	10.53	0.38	(0.05)	(0.39)	(0.04)	10.43
2004 (2)	10.55	0.38	0.07	(0.37)	(0.10)	10.53
2003 (2)	10.57	0.39	(0.02)	(0.39)	—	10.55
2002 (4)	10.00	0.16	0.58	(0.17)	—	10.57

Oregon Intermediate Tax Free Fund
Class A
2006 (1)	$10.07	$0.27	$(0.25)	$(0.27)	$(0.04)	$9.78
2005 (2)	10.30	0.36	(0.19)	(0.36)	(0.04)	10.07
2004 (2)	10.43	0.37	(0.05)	(0.37)	(0.08)	10.30
2003 (2)	10.49	0.37	(0.03)	(0.38)	(0.02)	10.43
2002 (2)	10.18	0.40	0.31	(0.40)	—	10.49
2001 (2)	9.74	0.43	0.44	(0.43)	—	10.18
Class Y
2006 (1)	$10.07	$0.28	$(0.25)	$(0.28)	$(0.04)	$9.78
2005 (2)	10.30	0.38	(0.19)	(0.38)	(0.04)	10.07
2004 (2)	10.43	0.39	(0.05)	(0.39)	(0.08)	10.30
2003 (2)	10.49	0.40	(0.05)	(0.39)	(0.02)	10.43
2002 (2)	10.18	0.42	0.31	(0.42)	—	10.49
2001 (2)	9.74	0.43	0.44	(0.43)	—	10.18

(1)	For the nine-month period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year-end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

(2)	For the period October 1 to September 30 in the year indicated.

(3)	For the period from February 28, 2001, when the class of shares was first offered, to September 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(4)	For the period from April 30, 2002, when the class of shares was first offered, to September 30, 2002. All ratios for the period have been annualized, except total return and portfolio turnover.

(5)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
The accompanying notes are an integral part of the financial statements.
124      First American Funds Annual Report 2006

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses to	Income to
		Ratio of	Investment	Average	Average Net
	Net Assets	Expenses to	Income	Net Assets	Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return (5)	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

0.65%	$6,910	0.75%	3.89%	1.30%	3.34%	35%
3.20	7,136	0.75	3.78	1.12	3.41	21
4.18	4,925	0.75	3.82	1.08	3.49	17
3.57	4,869	0.75	3.87	1.07	3.55	15
9.09	4,904	0.75	3.98	1.29	3.44	35
4.48	5,090	0.55	4.12	1.38	3.29	30

0.46%	$1,487	1.15%	3.49%	2.05%	2.59%	35%
2.81	1,565	1.15	3.38	1.87	2.66	21
3.80	1,861	1.15	3.42	1.83	2.74	17
3.10	1,657	1.15	3.46	1.82	2.79	15
8.66	982	1.15	3.57	2.04	2.68	35
3.71	226	0.95	3.73	1.75	2.93	30

0.85%	$31,347	0.50%	4.14%	1.05%	3.59%	35%
3.45	32,418	0.50	4.03	0.87	3.66	21
4.54	29,722	0.50	4.07	0.83	3.74	17
3.82	28,120	0.50	4.11	0.82	3.79	15
9.37	27,348	0.50	4.22	1.04	3.68	35
4.51	22,443	0.30	4.36	1.13	3.53	30

0.40%	$841	0.75%	3.60%	1.28%	3.07%	11%
2.86	988	0.75	3.41	1.11	3.05	13
4.16	1,200	0.75	3.43	1.08	3.10	19
3.22	849	0.75	3.52	1.09	3.18	22
7.42	453	0.75	3.25	1.23	2.77	3

(0.08)%	$209	1.15%	3.22%	2.03%	2.34%	11%
2.58	174	1.15	3.01	1.86	2.30	13
3.69	120	1.15	3.03	1.83	2.35	19
1.95	215	1.15	3.08	1.84	2.39	22
7.13	1	1.15	3.01	1.98	2.18	3

0.49%	$40,606	0.50%	3.85%	1.03%	3.32%	11%
3.12	41,104	0.50	3.66	0.86	3.30	13
4.42	39,240	0.50	3.68	0.82	3.36	19
3.65	39,465	0.50	3.78	0.84	3.44	22
7.41	38,083	0.50	3.74	0.98	3.26	3

0.16%	$9,456	0.85%	3.62%	1.11%	3.36%	13%
1.67	9,356	0.85	3.56	1.06	3.35	20
3.20	8,700	0.85	3.62	1.05	3.42	12
3.31	8,189	0.85	3.67	1.05	3.47	17
7.23	7,030	0.85	3.95	1.05	3.75	18
9.08	5,477	0.70	4.27	1.13	3.84	20

0.28%	$111,344	0.70%	3.77%	0.86%	3.61%	13%
1.82	133,613	0.70	3.71	0.81	3.60	20
3.35	137,869	0.70	3.77	0.80	3.67	12
3.46	146,244	0.70	3.82	0.80	3.72	17
7.39	151,928	0.70	4.10	0.80	4.00	18
9.08	153,951	0.70	4.28	0.89	4.09	20

First American Funds Annual Report 2006       125

Financial Highlights  continued

			Realized and
	Net Asset		Unrealized	Distributions	Distributions	Net Asset
	Value	Net	Gains	from Net	from Net	Value
	Beginning	Investment	(Losses) on	Investment	Realized	End of
	of Period	Income	Investments	Income	Gains	Period

Short Tax Free Fund
Class A
2006 (1)	$9.78	$0.19	$(0.09)	$(0.20)	$—	$9.68
2005 (2)	9.96	0.24	(0.17)	(0.25)	—	9.78
2004 (2)	10.18	0.26	(0.17)	(0.25)	(0.06)	9.96
2003 (3)	10.00	0.26	0.19	(0.27)	—	10.18
Class Y
2006 (1)	$9.78	$0.21	$(0.10)	$(0.21)	$—	$9.68
2005 (2)	9.96	0.26	(0.18)	(0.26)	—	9.78
2004 (2)	10.18	0.27	(0.17)	(0.26)	(0.06)	9.96
2003 (3)	10.00	0.28	0.18	(0.28)	—	10.18

Tax Free Fund
Class A
2006 (1)	$11.10	$0.35	$(0.20)	$(0.35)	$(0.04)	$10.86
2005 (2)	11.18	0.47	0.03	(0.47)	(0.11)	11.10
2004 (2)	11.28	0.47	0.02	(0.48)	(0.11)	11.18
2003 (2)	11.44	0.47	(0.03)	(0.47)	(0.13)	11.28
2002 (2)	10.99	0.47	0.44	(0.46)	—	11.44
2001 (4)(5)	10.53	0.42	0.43	(0.39)	—	10.99
Class C
2006 (1)	$11.05	$0.32	$(0.20)	$(0.32)	$(0.04)	$10.81
2005 (2)	11.13	0.42	0.03	(0.42)	(0.11)	11.05
2004 (2)	11.24	0.43	—	(0.43)	(0.11)	11.13
2003 (2)	11.40	0.42	(0.02)	(0.43)	(0.13)	11.24
2002 (2)	10.96	0.42	0.45	(0.43)	—	11.40
2001 (6)	10.93	0.01	0.02	—	—	10.96
Class Y
2006 (1)	$11.11	$0.37	$(0.20)	$(0.37)	$(0.04)	$10.87
2005 (2)	11.19	0.50	0.02	(0.49)	(0.11)	11.11
2004 (2)	11.29	0.50	0.01	(0.50)	(0.11)	11.19
2003 (2)	11.45	0.50	(0.03)	(0.50)	(0.13)	11.29
2002 (2)	11.00	0.49	0.45	(0.49)	—	11.45
2001 (4)(5)	10.53	0.44	0.45	(0.42)	—	11.00

(1)	For the nine-month period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year-end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

(2)	For the period October 1 to September 30 in the year indicated.

(3)	For the period from October 25, 2002, when the class of shares was first offered, to September 30, 2003. All ratios for the period have been annualized, except total return and portfolio turnover.

(4)	The financial highlights for the Tax Free Fund prior to September 24, 2001 are those of the Firstar National Municipal Bond Fund Class A shares and Class I shares. The assets of the Firstar National Municipal Bond Fund were acquired by Tax Free Fund on September 24, 2001. In connection with such acquisition, Class A shares and Class I shares of the Firstar National Municipal Bond Fund were exchanged for Class A shares and Class Y shares of Tax Free Fund, respectively. Historical per-share amounts have been adjusted to reflect the conversion ratios utilized for the merger of the Tax Free Fund and the Firstar National Municipal Bond Fund.

(5)	For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund’s fiscal year-end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.

(6)	For the period from September 24, 2001, when the class of shares was first offered, to September 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(7)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
The accompanying notes are an integral part of the financial statements.
126      First American Funds Annual Report 2006

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses to	Income to
		Ratio of	Investment	Average	Average Net
	Net Assets	Expenses to	Income	Net Assets	Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return (7)	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

1.02%	$3,321	0.75%	2.65%	1.08%	2.32%	22%
0.67	4,103	0.75	2.46	1.06	2.15	37
0.90	6,329	0.75	2.55	1.05	2.25	30
4.54	6,448	0.75	2.67	1.05	2.37	54

1.13%	$235,900	0.60%	2.80%	0.83%	2.57%	22%
0.83	329,647	0.60	2.62	0.81	2.41	37
1.05	419,359	0.60	2.70	0.80	2.50	30
4.66	396,918	0.60	3.00	0.80	2.80	54

1.37%	$36,519	0.95%	4.28%	1.06%	4.17%	13%
4.51	38,205	0.95	4.20	1.06	4.09	8
4.45	40,156	0.95	4.18	1.05	4.08	23
4.06	42,942	0.95	4.21	1.05	4.11	23
8.56	43,708	0.95	4.20	1.02	4.13	39
8.22	48,769	1.16	4.27	1.18	4.25	3

1.06%	$2,210	1.35%	3.87%	1.81%	3.41%	13%
4.13	2,712	1.35	3.80	1.81	3.34	8
3.92	2,682	1.35	3.77	1.80	3.32	23
3.67	4,880	1.35	3.81	1.80	3.36	23
8.14	6,199	1.35	3.82	1.77	3.40	39
0.27	4,494	1.04	5.61	1.04	5.61	3

1.57%	$455,910	0.70%	4.53%	0.81%	4.42%	13%
4.77	436,303	0.70	4.45	0.81	4.34	8
4.71	416,651	0.70	4.43	0.80	4.33	23
4.31	460,634	0.70	4.46	0.80	4.36	23
8.84	497,140	0.70	4.47	0.77	4.40	39
8.59	501,361	0.73	4.32	0.74	4.31	3

First American Funds Annual Report 2006       127

Notes to  Financial Statements June 30, 2006, all dollars are rounded to thousands (000)

1 >	Organization

The Arizona Tax Free Fund, California Intermediate Tax Free Fund, California Tax Free Fund, Colorado Intermediate Tax Free Fund, Colorado Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, Oregon Intermediate Tax Free Fund, Short Tax Free Fund, and Tax Free Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Investment Funds, Inc. (“FAIF”), which is a member of the First American Family of Funds. As of June 30, 2006, FAIF offered 38 funds, including the funds listed above. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. FAIF’s articles of incorporation permit the board of directors to create additional funds in the future. The Intermediate Tax Free Fund, Short Tax Free Fund, and Tax Free Fund are each diversified open-end management investment companies. The Arizona Tax Free Fund, California Intermediate Tax Free Fund, California Tax Free Fund, Colorado Intermediate Tax Free Fund, Colorado Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, and Oregon Intermediate Tax Free Fund are each non-diversified open-end management investment companies. Non-diversified funds may invest a large component of their net assets in securities of relatively few issuers.

The funds offer Class A and Class Y shares. The Arizona Tax Free Fund, California Tax Free Fund, Colorado Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, and Tax Free Fund also offer Class C shares. Class A shares of Arizona Tax Free Fund, California Tax Free Fund, Colorado Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, and Tax Free Fund are sold with a maximum front-end sales charge of 4.25%. Class A shares of California Intermediate Tax Free Fund, Colorado Intermediate Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, Oregon Intermediate Tax Free Fund, and Short Tax Free Fund are sold with a maximum front-end sales charge of 2.25%. Class C shares may be subject to a contingent deferred sales charge of 1.00% for 12 months. Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts.

The funds’ prospectuses provide a description of each fund’s investment objective, principal investment strategies, and principal risks. All classes of shares in a fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’ servicing or distribution arrangements.

On February 23, 2006, the funds’ board of directors approved a change in the funds’ fiscal year-end from September 30 to June 30, effective with the nine-month period ending June 30, 2006 (the “fiscal period”).

2 >	Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Security valuations for the funds’ investments are furnished by an independent pricing service that has been approved by the funds’ board of directors. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the funds’ board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from net asset value that would be calculated without regard to such considerations. As of June 30, 2006, the funds held no fair-valued securities. Debt obligations with 60 days or less remaining until maturity will be valued at their amortized cost, which approximates market value. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or
128      First American Funds Annual Report 2006

sale. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes. Each fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of readily marketable securities in the fund instead of cash. The resulting gain/loss is calculated as the difference between the fair value and the underlying cost of the security on the transaction date.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared and paid monthly and are payable in cash or reinvested in additional shares of each respective fund. Any net realized capital gains on sales of a fund’s securities are distributed to shareholders at least annually.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to book and tax differences for straddle loss deferrals and classification of dividends paid by the funds. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the fiscal period that the differences arise.

On the Statements of Assets and Liabilities, the following reclassification was made:

	Accumulated	Undistributed
	Net Realized	Net Investment
Fund	Gain	Income

Intermediate Tax Free Fund	$(261)	$261

The tax character of distributions made during the fiscal period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains (losses) were recorded by the fund. The distributions paid during the fiscal period ended June 30, 2006 and the fiscal years ended September 30, 2005 and 2004, were as follows:

	2006

	Tax Exempt	Ordinary	Long Term
Fund	Income	Income	Gain	Total

Arizona Tax Free Fund	$807	$3	$210	$1,020
California Intermediate Tax Free Fund	1,622	85	91	1,798
California Tax Free Fund	1,067	12	53	1,132
Colorado Intermediate Tax Free Fund	1,396	22	266	1,684
Colorado Tax Free Fund	667	54	541	1,262
Intermediate Tax Free Fund	20,212	93	1,785	22,090
Minnesota Intermediate Tax Free Fund	6,508	27	1,372	7,907
Minnesota Tax Free Fund	5,235	29	381	5,645
Missouri Tax Free Fund	5,218	2	1,297	6,517
Nebraska Tax Free Fund	1,236	—	63	1,299
Ohio Tax Free Fund	1,207	—	41	1,248
Oregon Intermediate Tax Free Fund	3,646	20	556	4,222
Short Tax Free Fund	6,134	—	—	6,134
Tax Free Fund	16,637	262	1,396	18,295

First American Funds Annual Report 2006       129

Notes to  Financial Statements continued

	2005

	Tax Exempt	Ordinary	Long Term
Fund	Income	Income	Gain	Total

Arizona Tax Free Fund	$984	$3	$235	$1,222
California Intermediate Tax Free Fund	2,002	27	329	2,358
California Tax Free Fund	1,203	53	199	1,455
Colorado Intermediate Tax Free Fund	2,077	—	169	2,246
Colorado Tax Free Fund	992	—	177	1,169
Intermediate Tax Free Fund	28,143	—	3,679	31,822
Minnesota Intermediate Tax Free Fund	9,305	—	797	10,102
Minnesota Tax Free Fund	6,755	—	811	7,566
Missouri Tax Free Fund	7,004	—	924	7,928
Nebraska Tax Free Fund	1,581	—	—	1,581
Ohio Tax Free Fund	1,564	—	133	1,697
Oregon Intermediate Tax Free Fund	5,290	—	511	5,801
Short Tax Free Fund	10,220	—	—	10,220
Tax Free Fund	20,510	—	4,409	24,919

	2004

	Tax Exempt	Ordinary	Long Term
Fund	Income	Income	Gain	Total

Arizona Tax Free Fund	$884	$39	$63	$986
California Intermediate Tax Free Fund	1,931	83	74	2,088
California Tax Free Fund	1,139	—	210	1,349
Colorado Intermediate Tax Free Fund	2,396	12	—	2,408
Colorado Tax Free Fund	1,081	18	186	1,285
Intermediate Tax Free Fund	28,938	100	741	29,779
Minnesota Intermediate Tax Free Fund	10,248	56	467	10,771
Minnesota Tax Free Fund	7,250	103	1,314	8,667
Missouri Tax Free Fund	7,261	5	508	7,774
Nebraska Tax Free Fund	1,391	27	95	1,513
Ohio Tax Free Fund	1,438	183	185	1,806
Oregon Intermediate Tax Free Fund	5,536	97	1,080	6,713
Short Tax Free Fund	11,367	172	2,259	13,798
Tax Free Fund	21,461	155	4,788	26,404

As of June 30, 2006, the components of accumulated earnings (deficit) on a tax basis were as follows:

				Accumulated			Total
	Undistributed	Undistributed	Undistributed	Capital and	Unrealized	Other	Accumulated
	Ordinary	Tax Exempt	Long Term	Post-October	Appreciation	Accumulated	Earnings
Fund	Income	Income	Capital Gains	Losses	(Depreciation)	Losses	(Deficit)

Arizona Tax Free Fund	$—	$7	$108	$—	$624	$(4)	$735
California Intermediate Tax Free Fund	16	15	192	—	910	—	1,133
California Tax Free Fund	—	17	53	—	823	—	893
Colorado Intermediate Tax Free Fund	6	32	289	—	1,279	—	1,606
Colorado Tax Free Fund	3	36	183	—	860	(7)	1,075
Intermediate Tax Free Fund	—	—	1	—	17,986	—	17,987
Minnesota Intermediate Tax Free Fund	5	60	861	—	4,048	—	4,974
Minnesota Tax Free Fund	26	55	419	—	5,815	(11)	6,304
Missouri Tax Free Fund	—	31	582	—	2,910	—	3,523
Nebraska Tax Free Fund	—	19	187	—	427	(6)	627
Ohio Tax Free Fund	2	16	57	—	280	(14)	341
Oregon Intermediate Tax Free Fund	5	62	255	—	1,584	—	1,906
Short Tax Free Fund	—	119	—	(1,236)	(2,830)	—	(3,947)
Tax Free Fund	74	66	2,093	—	18,600	—	20,833

The difference between book and tax basis unrealized appreciation (depreciation) is primarily due to the tax deferral of losses deferred due to straddles.

As of June 30, 2006, Short Tax Free Fund had a capital loss carryforward of $788 of which $238 will expire in 2013 and $550 will expire in 2014, if not offset by subsequent capital gains.
130      First American Funds Annual Report 2006

The Short Tax Free Fund incurred a loss of $448 for tax purposes for the period from November 1, 2005 to June 30, 2006. As permitted by tax regulations, the fund intends to elect to defer and treat those losses as arising in the fiscal year ending June 30, 2007.

FUTURES TRANSACTIONS – In order to protect against changes in the market and to maintain sufficient liquidity to meet redemption requests, each fund may enter into futures contracts. Upon entering into a futures contract, the fund is required to deposit cash or pledge U.S. Government securities. The margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the fund each day (daily variation margin) and are recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the fund’s basis in the contract.

Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction. These contracts involve market risk in excess of the amount reflected in the fund’s statement of assets and liabilities. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the year will be recognized as capital gains (losses) for federal income tax purposes.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS – Delivery and payment for securities that have been purchased by a fund on a when-issued or forward-commitment basis can take place up to a month or more after the transaction date. Such securities do not earn interest, are subject to market fluctuations, and may increase or decrease in value prior to delivery. Each fund segregates assets with a market value equal to or greater than the amount of that fund’s purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of a fund’s net asset value if the fund makes such purchases while remaining substantially fully invested. At June 30, 2006, the following funds had outstanding commitments to purchase securities on a when-issued or forward-commitment basis:

		Segregated
Fund	Cost	Assets

Arizona Tax Free Fund	$668	$4,929
Colorado Intermediate Tax Free Fund	245	8,606
Colorado Tax Free Fund	745	5,146
Intermediate Tax Free Fund	1,809	144,313
Minnesota Intermediate Tax Free Fund	1,736	41,822
Nebraska Tax Free Fund	1,504	6,491
Ohio Tax Free Fund	401	7,582
Tax Free Fund	4,947	105,743

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of directors as reflecting fair value. Each fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, and may have contractual restrictions on resale. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of directors. At June 30, 2006, no fund had investments in illiquid securities.

INVERSE FLOATERS – As part of their investment strategy, the funds may invest in certain securities for which the potential income return is inversely related to changes in a floating interest rate (“inverse floaters”). In general, income on inverse floaters will decrease when short-term interest rates increase and increase when short-term interest rates decrease. Inverse floaters may be characterized as derivative securities and may subject a fund to the risks of reduced or eliminated interest payments and losses of invested principal. In addition, inverse floaters have the effect of providing investment leverage and, as a result, the market values of such securities will generally be more volatile than those of fixed-rate, tax-exempt securities. To the extent the funds invest in inverse floaters, the net asset value of the funds’ shares may be more volatile than if the funds did not invest in such securities. At June 30, 2006, no fund had investments in inverse floaters.

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including relative net assets of all funds within the First
First American Funds Annual Report 2006       131

Notes to  Financial Statements continued

American Family of Funds. Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the Securities and Exchange Commission, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the fiscal period ended June 30, 2006.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the “Plan”), non-interested directors of the First American Family of Funds may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of selected open-end First American Funds as designated by the board of directors. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >	Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement (the “Agreement”), FAF Advisors, Inc. (“FAF Advisors”), formerly U.S. Bancorp Asset Management, Inc., manages each fund’s assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires each fund to pay FAF Advisors a monthly fee based upon average daily net assets. The annual fee for each fund is 0.50%. FAF Advisors has agreed to waive fees and reimburse other fund expenses at least through June 30, 2007, so that total fund operating expenses, as a percentage of average daily net assets, do not exceed the following amounts:

	Share Class

Fund	A	C	Y

Arizona Tax Free Fund	0.75%	1.15%	0.50%
California Intermediate Tax Free Fund	0.85	NA	0.70
California Tax Free Fund	0.75	1.15	0.50
Colorado Intermediate Tax Free Fund	0.85	NA	0.70
Colorado Tax Free Fund	0.75	1.15	0.50
Intermediate Tax Free Fund	0.85	NA	0.70
Minnesota Intermediate Tax Free Fund	0.85	NA	0.70
Minnesota Tax Free Fund	0.95	1.35	0.70
Missouri Tax Free Fund	0.95	1.35	0.70
Nebraska Tax Free Fund	0.75	1.15	0.50
Ohio Tax Free Fund	0.75	1.15	0.50
Oregon Intermediate Tax Free Fund	0.85	NA	0.70
Short Tax Free Fund	0.75	NA	0.60
Tax Free Fund	0.95	1.35	0.70

NA = Not Applicable

The funds may invest in related money market funds that are series of First American Funds, Inc., subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to FAF Advisors, which acts as the investment advisor to both the investing funds and the related money market funds, FAF Advisors will reimburse each investing fund an amount equal to that portion of FAF Advisors’ investment advisory fee received from the related money market funds that is attributable to the assets of the investing fund. For financial statement purposes, these reimbursements are recorded as investment income.

ADMINISTRATION FEES – FAF Advisors serves as the funds’ administrator pursuant to an administration agreement between FAF Advisors and the funds. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBFS and FAF Advisors. FAF Advisors is a subsidiary of U.S. Bank National Association (“U.S. Bank”). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the administration agreement, FAF Advisors is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight and administrative services and accounting services. The funds pay FAF Advisors administration fees which are calculated daily and paid monthly. Prior to July 1, 2006, such fees were equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.15% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds, up to $8 billion, 0.135% on the next $17 billion of the aggregate average daily net assets, 0.12% on the next $25 billion of the aggregate average daily net assets, and 0.10% of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse FAF
132      First American Funds Annual Report 2006

Advisors and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

Prior to July 1, 2006, as part of the transfer agent fee, FAIF paid USBFS a fee equal, on an annual basis, to 0.10% of each fund’s average daily net assets, to compensate USBFS for providing certain shareholder services and reimbursed USBFS for its payments to financial institutions that establish and maintain omnibus accounts and provide customary services for such accounts. Effective July 1, 2006, this fee was incorporated into the administration fee which, as a result, on an annual basis, is 0.25% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds, up to $8 billion, 0.235% on the next $17 billion of the aggregate average daily net assets, 0.22% on the next $25 billion of the aggregate average daily net assets, and 0.20% of the aggregate average daily net assets in excess of $50 billion.

For the fiscal period ended June 30, 2006, administration fees paid to FAF Advisors by the funds included in this annual report were as follows:

Fund	Amount

Arizona Tax Free Fund	$25
California Intermediate Tax Free Fund	53
California Tax Free Fund	33
Colorado Intermediate Tax Free Fund	43
Colorado Tax Free Fund	21
Intermediate Tax Free Fund	622
Minnesota Intermediate Tax Free Fund	204
Minnesota Tax Free Fund	154
Missouri Tax Free Fund	166
Nebraska Tax Free Fund	39
Ohio Tax Free Fund	39
Oregon Intermediate Tax Free Fund	125
Short Tax Free Fund	271
Tax Free Fund	464

TRANSFER AGENT FEES – USBFS serves as the funds’ transfer agent pursuant to a transfer agent agreement with FAIF. For the period from July 1, 2005 to July 1, 2006, FAIF paid transfer agent fees of $18,500 per share class and additional per account fees for transfer agent services. These fees were allocated to each fund based upon the fund’s pro rata share of the aggregate average daily net assets of the funds that comprise FAIF. Under the transfer agent agreement, FAIF also paid USBFS a fee equal, on an annual basis, to 0.10% of each fund’s average daily net assets. This fee was intended to compensate USBFS for providing certain shareholder services and to reimburse USBFS for its payments to financial institutions that establish and maintain omnibus accounts and provide customary services for such accounts. In addition to these fees, the funds reimbursed USBFS for out-of-pocket expenses incurred in providing transfer agent services. Prior to July 1, 2005, this 0.10% fee was included in the administration fee.

Effective July 1, 2006, FAIF will be charged transfer agent fees on a per shareholder account basis, subject to a minimum per share class fee. These fees will be charged to each fund based on the number of accounts within that fund. The $18,500 per share class fee that was charged in addition to per account fees has been eliminated. As noted above, effective July 1, 2006, the 0.10% fee for shareholder services and payments to financial services was incorporated into the administration fee. Funds will continue to reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.

For the fiscal period ended June 30, 2006, transfer agent fees paid to USBFS by the funds included in this annual report were as follows:

Fund	Amount

Arizona Tax Free Fund	$27
California Intermediate Tax Free Fund	57
California Tax Free Fund	36
Colorado Intermediate Tax Free Fund	46
Colorado Tax Free Fund	22
Intermediate Tax Free Fund	668
Minnesota Intermediate Tax Free Fund	220
Minnesota Tax Free Fund	165
Missouri Tax Free Fund	178
Nebraska Tax Free Fund	41
Ohio Tax Free Fund	42
Oregon Intermediate Tax Free Fund	134
Short Tax Free Fund	291
Tax Free Fund	499

CUSTODIAN FEES – U.S. Bank serves as the funds’ custodian pursuant to a custodian agreement with FAIF. The custodian fee charged for each fund is equal to an annual rate of 0.005% of average daily net assets. Prior to July 1, 2005, the fee for each fund was an annual rate of 0.01% of average daily net assets. All fees are computed daily and paid monthly.

Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of each fund’s custodian expenses. These credits, if any, are disclosed as “Indirect payments from custodian” in the Statements of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred which will increase the fund’s custodian expenses.

For the fiscal period ended June 30, 2006, custodian fees were increased as a result of overdrafts, and decreased as a result of interest earned as follows:

Fund	Increased		Decreased

Arizona Tax Free Fund	$—	*	$—	*
California Intermediate Tax Free Fund	—	*	—	*
California Tax Free Fund	—	*	—
Colorado Intermediate Tax Free Fund	—	*	—	*
Colorado Tax Free Fund	—	*	—	*
Intermediate Tax Free Fund	—		1
Minnesota Intermediate Tax Free Fund	—	*	1
Minnesota Tax Free Fund	1		—	*
Missouri Tax Free Fund	—	*	—	*
Nebraska Tax Free Fund	—	*	—	*
Ohio Tax Free Fund	—	*	—
Oregon Intermediate Tax Free Fund	1		—	*
Short Tax Free Fund	1		—	*
Tax Free Fund	—	*	—	*

*	Rounds to zero.
First American Funds Annual Report 2006       133

Notes to  Financial Statements continued

DISTRIBUTION AND SHAREHOLDER SERVICING FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as the distributor of the funds pursuant to a distribution agreement with FAIF. Under the distribution agreement, and pursuant to a plan adopted by each fund under Rule 12b-1 of the Investment Company Act, each of the funds pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25% and 1.00% of each fund’s average daily net assets of the Class A and Class C shares, respectively. No distribution or shareholder servicing fees are paid by Class Y shares. These fees may be used by Quasar to provide compensation for sales support, distribution activities, or shareholder servicing activities.

Quasar is currently waiving a portion of its 12b-1 fees. For Class A shares, Quasar is limiting its fees to 0.15% of average daily net assets for California Intermediate Tax Free Fund, Colorado Intermediate Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, Oregon Intermediate Tax Free Fund, and Short Tax Free Fund. For Class C shares, Quasar is limiting its fees to 0.65% of average daily net assets for Arizona Tax Free Fund, California Tax Free Fund, Colorado Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, and Tax Free Fund.

For the fiscal period ended June 30, 2006, total distribution and shareholder servicing fees waived by Quasar for the funds included in this annual report were as follows:

Fund	Amount

Arizona Tax Free Fund	$4
California Intermediate Tax Free Fund	3
California Tax Free Fund	9
Colorado Intermediate Tax Free Fund	9
Colorado Tax Free Fund	9
Intermediate Tax Free Fund	25
Minnesota Intermediate Tax Free Fund	22
Minnesota Tax Free Fund	26
Missouri Tax Free Fund	1
Nebraska Tax Free Fund	4
Ohio Tax Free Fund	1
Oregon Intermediate Tax Free Fund	7
Short Tax Free Fund	3
Tax Free Fund	7

Under these distribution and shareholder servicing agreements, the following amounts were retained by affiliates of FAF Advisors for the fiscal period ended June 30, 2006:

Fund	Amount

Arizona Tax Free Fund	$2
California Intermediate Tax Free Fund	3
California Tax Free Fund	30
Colorado Intermediate Tax Free Fund	10
Colorado Tax Free Fund	11
Intermediate Tax Free Fund	27
Minnesota Intermediate Tax Free Fund	17
Minnesota Tax Free Fund	47
Missouri Tax Free Fund	48
Nebraska Tax Free Fund	5
Ohio Tax Free Fund	3
Oregon Intermediate Tax Free Fund	9
Short Tax Free Fund	4
Tax Free Fund	28

OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses. For the fiscal period ended June 30, 2006, legal fees and expenses of $44 were paid to a law firm of which an Assistant Secretary of the funds is a partner.

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge (“CDSC”) of 1.00% is imposed on redemptions made in the Class C shares for the first 12 months. The CDSC is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less.

For the fiscal period ended June 30, 2006, total front-end sales charges and CDSCs retained by affiliates of FAF Advisors for distributing the funds’ shares were as follows:

Fund	Amount

Arizona Tax Free Fund	$2
California Intermediate Tax Free Fund	4
California Tax Free Fund	86
Colorado Intermediate Tax Free Fund	1
Colorado Tax Free Fund	29
Intermediate Tax Free Fund	4
Minnesota Intermediate Tax Free Fund	12
Minnesota Tax Free Fund	55
Missouri Tax Free Fund	22
Nebraska Tax Free Fund	8
Ohio Tax Free Fund	7
Oregon Intermediate Tax Free Fund	24
Short Tax Free Fund	11
Tax Free Fund	26

134      First American Funds Annual Report 2006

4 >	Capital Share Transactions

FAIF has 324 billion shares of $0.0001 par value capital stock authorized. Capital share transactions for the funds were as follows:

				California
	Arizona			Intermediate			California
	Tax Free Fund			Tax Free Fund			Tax Free Fund

	Fiscal			Fiscal			Fiscal
	Period	Year	Year	Period	Year	Year	Period	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	6/30/06	9/30/05	9/30/04	6/30/06	9/30/05	9/30/04	6/30/06	9/30/05	9/30/04

Class A:
Shares issued	92	189	162	94	131	174	154	373	155
Shares issued in lieu of cash distributions	27	37	35	8	11	12	23	33	37
Shares redeemed	(139)	(162)	(461)	(143)	(81)	(267)	(250)	(184)	(335)

Total Class A transactions	(20)	64	(264)	(41)	61	(81)	(73)	222	(143)

Class C:
Shares issued	11	18	33	—	—	—	102	163	51
Shares issued in lieu of cash distributions	4	6	4	—	—	—	5	6	4
Shares redeemed	(36)	(17)	(62)	—	—	—	(53)	(9)	(38)

Total Class C transactions	(21)	7	(25)	—	—	—	54	160	17

Class Y:
Shares issued	525	459	204	894	609	777	705	536	358
Shares issued in lieu of cash distributions	10	6	2	5	8	3	3	3	2
Shares redeemed	(351)	(44)	(189)	(544)	(307)	(523)	(462)	(207)	(290)

Total Class Y transactions	184	421	17	355	310	257	246	332	70

Net increase (decrease) in capital shares	143	492	(272)	314	371	176	227	714	(56)

	Colorado
	Intermediate			Colorado			Intermediate
	Tax Free Fund			Tax Free Fund			Tax Free Fund

	Fiscal			Fiscal			Fiscal
	Period	Year	Year	Period	Year	Year	Period	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	6/30/06	9/30/05	9/30/04	6/30/06	9/30/05	9/30/04	6/30/06	9/30/05	9/30/04

Class A:
Shares issued	8	392	187	146	26	77	337	714	1,364
Shares issued in lieu of cash distributions	26	39	43	42	37	47	76	114	102
Shares redeemed	(363)	(454)	(994)	(135)	(243)	(400)	(528)	(809)	(1,341)

Total Class A transactions	(329)	(23)	(764)	53	(180)	(276)	(115)	19	125

Class C:
Shares issued	—	—	—	12	42	24	—	—	—
Shares issued in lieu of cash distributions	—	—	—	16	15	15	—	—	—
Shares redeemed	—	—	—	(51)	(83)	(80)	—	—	—

Total Class C transactions	—	—	—	(23)	(26)	(41)	—	—	—

Class Y:
Shares issued	444	583	196	432	122	106	7,885	10,127	8,772
Shares issued in lieu of cash distributions	5	5	1	3	1	1	216	321	208
Shares redeemed	(526)	(810)	(1,081)	(227)	(202)	(110)	(10,731)	(8,735)	(13,668)

Total Class Y transactions	(77)	(222)	(884)	208	(79)	(3)	(2,630)	1,713	(4,688)

Net increase (decrease) in capital shares	(406)	(245)	(1,648)	238	(285)	(320)	(2,745)	1,732	(4,563)

	Minnesota
	Intermediate			Minnesota			Missouri
	Tax Free Fund			Tax Free Fund			Tax Free Fund

	Fiscal			Fiscal			Fiscal
	Period	Year	Year	Period	Year	Year	Period	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	6/30/06	9/30/05	9/30/04	6/30/06	9/30/05	9/30/04	6/30/06	9/30/05	9/30/04

Class A:
Shares issued	298	553	1,288	1,143	716	664	67	374	314
Shares issued in lieu of cash distributions	74	100	91	262	356	477	44	51	46
Shares redeemed	(869)	(859)	(963)	(1,711)	(1,782)	(2,006)	(303)	(140)	(434)

Total Class A transactions	(497)	(206)	416	(306)	(710)	(865)	(192)	285	(74)

Class C:
Shares issued	—	—	—	181	83	76	2	—	1
Shares issued in lieu of cash distributions	—	—	—	26	34	43	—	1	1
Shares redeemed	—	—	—	(140)	(164)	(248)	—	(3)	(6)

Total Class C transactions	—	—	—	67	(47)	(129)	2	(2)	(4)

Class Y:
Shares issued	1,745	1,581	2,053	1,004	779	540	1,228	1,808	1,288
Shares issued in lieu of cash distributions	35	33	32	14	19	21	23	23	22
Shares redeemed	(3,437)	(3,175)	(3,996)	(718)	(471)	(961)	(1,975)	(1,732)	(2,503)

Total Class Y transactions	(1,657)	(1,561)	(1,911)	300	327	(400)	(724)	99	(1,193)

Net increase (decrease) in capital shares	(2,154)	(1,767)	(1,495)	61	(430)	(1,394)	(914)	382	(1,271)

First American Funds Annual Report 2006       135

Notes to  Financial Statements continued

							Oregon
	Nebraska			Ohio			Intermediate
	Tax Free Fund			Tax Free Fund			Tax Free Fund

	Fiscal			Fiscal			Fiscal
	Period	Year	Year	Period	Year	Year	Period	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	6/30/06	9/30/05	9/30/04	6/30/06	9/30/05	9/30/04	6/30/06	9/30/05	9/30/04

Class A:
Shares issued	74	295	137	15	24	77	281	202	237
Shares issued in lieu of cash distributions	11	11	12	1	2	2	19	22	24
Shares redeemed	(91)	(93)	(144)	(28)	(45)	(46)	(263)	(139)	(201)

Total Class A transactions	(6)	213	5	(12)	(19)	33	37	85	60

Class C:
Shares issued	15	39	51	8	10	11	—	—	—
Shares issued in lieu of cash distributions	3	4	5	—	—	1	—	—	—
Shares redeemed	(22)	(70)	(37)	(4)	(5)	(20)	—	—	—

Total Class C transactions	(4)	(27)	19	4	5	(8)	—	—	—

Class Y:
Shares issued	398	669	461	473	779	558	938	1,909	1,741
Shares issued in lieu of cash distributions	7	9	6	18	22	25	35	39	76
Shares redeemed	(433)	(403)	(317)	(436)	(590)	(596)	(2,855)	(2,067)	(2,448)

Total Class Y transactions	(28)	275	150	55	211	(13)	(1,882)	(119)	(631)

Net increase (decrease) in capital shares	(38)	461	174	47	197	12	(1,845)	(34)	(571)

	Short
	Tax Free Fund			Tax Free Fund

	Fiscal			Fiscal
	Period	Year	Year	Period	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	6/30/06	9/30/05	9/30/04	6/30/06	9/30/05	9/30/04

Class A:
Shares issued	121	213	330	383	382	791
Shares issued in lieu of cash distributions	7	11	16	96	150	166
Shares redeemed	(204)	(440)	(344)	(559)	(682)	(1,170)

Total Class A transactions	(76)	(216)	2	(80)	(150)	(213)

Class C:
Shares issued	—	—	—	3	25	42
Shares issued in lieu of cash distributions	—	—	—	7	11	16
Shares redeemed	—	—	—	(51)	(32)	(251)

Total Class C transactions	—	—	—	(41)	4	(193)

Class Y:
Shares issued	3,350	6,860	16,264	7,282	6,235	4,012
Shares issued in lieu of cash distributions	45	69	347	82	97	106
Shares redeemed	(12,753)	(15,310)	(13,499)	(4,706)	(4,293)	(7,665)

Total Class Y transactions	(9,358)	(8,381)	3,112	2,658	2,039	(3,547)

Net increase (decrease) in capital shares	(9,434)	(8,597)	3,114	2,537	1,893	(3,953)

5 >	Investment Security Transactions

During the fiscal period ended June 30, 2006, purchases of securities and proceeds from sales of securities, other than government securities and temporary investments in short-term securities, were as follows:

Fund	Purchases	Sales

Arizona Tax Free Fund	$14,429	$11,884
California Intermediate Tax Free Fund	12,837	10,921
California Tax Free Fund	10,585	8,049
Colorado Intermediate Tax Free Fund	7,719	12,367
Colorado Tax Free Fund	9,929	7,430
Intermediate Tax Free Fund	100,217	132,593
Minnesota Intermediate Tax Free Fund	23,303	46,387
Minnesota Tax Free Fund	16,722	16,604
Missouri Tax Free Fund	33,945	45,258
Nebraska Tax Free Fund	14,591	13,943
Ohio Tax Free Fund	4,540	4,712
Oregon Intermediate Tax Free Fund	17,536	34,550
Short Tax Free Fund	52,803	149,281
Tax Free Fund	93,937	64,178

The aggregate gross unrealized appreciation and depreciation for securities held by the funds and the total cost of securities for federal income tax purposes at June 30, 2006, were as follows:

	Aggregate	Aggregate		Federal
	Gross	Gross		Income
Fund	Appreciation	Depreciation	Net	Tax Cost

Arizona Tax Free Fund	$835	$(211)	$624	$25,165
California Intermediate Tax Free Fund	1,195	(285)	910	53,266
California Tax Free Fund	1,082	(259)	823	35,030
Colorado Intermediate Tax Free Fund	1,465	(186)	1,279	40,997
Colorado Tax Free Fund	986	(126)	860	21,436
Intermediate Tax Free Fund	21,452	(3,466)	17,986	604,774
Minnesota Intermediate Tax Free Fund	5,037	(989)	4,048	195,816
Minnesota Tax Free Fund	6,657	(842)	5,815	154,027
Missouri Tax Free Fund	3,827	(917)	2,910	160,917
Nebraska Tax Free Fund	691	(264)	427	40,367
Ohio Tax Free Fund	545	(265)	280	41,498
Oregon Intermediate Tax Free Fund	2,410	(826)	1,584	118,225
Short Tax Free Fund	321	(3,151)	(2,830)	244,253
Tax Free Fund	20,425	(1,825)	18,600	474,558

136      First American Funds Annual Report 2006

6 >	Concentration of Credit Risk

The Arizona Tax Free Fund, California Intermediate Tax Free Fund, California Tax Free Fund, Colorado Intermediate Tax Free Fund, Colorado Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, and Oregon Intermediate Tax Free Fund invest in debt instruments of municipal issuers in specific states. Although these funds monitor investment concentration, the issuers’ ability to meet their obligations may be affected by economic developments in the specific state or region. Additionally, each state has various guidelines relating to the tax treatment of the income distributed from each fund.

7 >	Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8 >	New Accounting Pronouncement

In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FAS109, Accounting for Income Taxes (FIN 48), to create a single model to address accounting for uncertainty in tax positions. FIN 48 clarifies the accounting for income taxes, by prescribing a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. FIN 48 also provides guidance on derecognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition. At this time, FAF Advisors is evaluating the implications of FIN 48 and its impact in the funds’ financial statements which has not yet been determined.
First American Funds Annual Report 2006       137

 NOTICE TO SHAREHOLDERS June 30, 2006 (unaudited)
TAX INFORMATION

The information set forth below is for each fund’s fiscal period as required by federal laws. Most shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal periods of a fund. Accordingly, the information needed for income tax purposes will be sent in early 2007 on Form 1099-DIV. Please consult your tax advisor for proper treatment of this information.

For the fiscal period ended June 30, 2006, each fund has designated long term capital gains, ordinary income, and tax exempt income with regard to distributions paid during the period as follows:

	Long Term		Ordinary
	Capital Gains		Income	Total
	Distributions	Tax Exempt	Distributions	Distributions
Fund	(Tax Basis)	Interest	(Tax Basis)	(Tax Basis) (a)

Arizona Tax Free Fund	21%	79%	—%	100%
California Intermediate Tax Free Fund	5	90	5	100
California Tax Free Fund	5	94	1	100
Colorado Intermediate Tax Free Fund	16	83	1	100
Colorado Tax Free Fund	43	53	4	100
Intermediate Tax Free Fund	8	91	1	100
Minnesota Intermediate Tax Free Fund	17	82	1	100
Minnesota Tax Free Fund	7	93	—	100
Missouri Tax Free Fund	20	80	—	100
Nebraska Tax Free Fund	5	95	—	100
Ohio Tax Free Fund	3	97	—	100
Oregon Intermediate Tax Free Fund	14	86	—	100
Short Tax Free Fund	—	100	—	100
Tax Free Fund	8	91	1	100

(a)	None of the distributions made by these funds are eligible for the dividends received deduction or are characterized as qualified dividend income.

Additional Information Applicable to Foreign Shareholders Only:

The percentage of ordinary income distributions that are designated as interest-related dividends under Internal Revenue Code Section 871(k)(1)(C) for each fund were as follows:

Fund

Arizona Tax Free Fund	100.00%
California Intermediate Tax Free Fund	98.74%
California Tax Free Fund	99.64%
Colorado Intermediate Tax Free Fund	99.39%
Colorado Tax Free Fund	98.09%
Intermediate Tax Free Fund	99.96%
Minnesota Intermediate Tax Free Fund	99.51%
Minnesota Tax Free Fund	99.25%
Missouri Tax Free Fund	99.75%
Nebraska Tax Free Fund	99.81%
Ohio Tax Free Fund	99.71%
Oregon Intermediate Tax Free Fund	99.92%
Short Tax Free Fund	100.00%
Tax Free Fund	99.78%

The percentage of ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for each fund were as follows:

Fund

Arizona Tax Free Fund	—%
California Intermediate Tax Free Fund	98%
California Tax Free Fund	100%
Colorado Intermediate Tax Free Fund	77%
Colorado Tax Free Fund	84%
Intermediate Tax Free Fund	62%
Minnesota Intermediate Tax Free Fund	23%
Minnesota Tax Free Fund	61%
Missouri Tax Free Fund	73%
Nebraska Tax Free Fund	—%
Ohio Tax Free Fund	—%
Oregon Intermediate Tax Free Fund	—%
Short Tax Free Fund	—%
Tax Free Fund	87%

138      First American Funds Annual Report 2006

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.
FORM N-Q HOLDINGS INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The funds’ Forms N-Q are available (1) without charge upon request by calling 800.677.FUND and (2) on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. In addition, you may review and copy the funds’ Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.
QUARTERLY PORTFOLIO HOLDINGS

Each fund will make portfolio holdings information publicly available by posting the information at firstamericanfunds.com on a quarterly basis. The funds will attempt to post such information within 10 days of the quarter end.
APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Directors of the funds (the “Board”), which is comprised entirely of independent directors, oversees the management of the funds and, as required by law, determines annually whether to renew the funds’ advisory agreement with FAF Advisors, Inc. (“FAF Advisors”).

At a meeting on May 1-3, 2006, the Board considered information relating to the funds’ investment advisory agreement with FAF Advisors (the “Agreement”). In advance of the meeting, the Board received materials relating to the Agreement, and had the opportunity to ask questions and request further information in connection with their consideration. At a subsequent meeting on June 19-21, 2006, the Board concluded its consideration of and approved the Agreement through June 30, 2007.

Although the Agreement, which is with First American Investment Funds, Inc., relates to all of the funds, the Board separately considered and approved the Agreement with respect to each fund. In considering the Agreement, the Board, advised by independent legal counsel, reviewed and considered the factors it deemed relevant, including: (1) the nature, quality, and extent of FAF Advisors’ services to the fund, (2) the investment performance of the fund, (3) the profitability of FAF Advisors related to the fund, including an analysis of FAF Advisors’ cost of providing services and comparative expense information, (4) whether economies of scale may be realized as the fund grows and whether fee levels are adjusted to enable fund investors to share in these potential economies of scale, and (5) other benefits that accrue to FAF Advisors through its relationship with the fund. In its deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the Agreement.

Before approving the Agreement, the Board met in executive session with its independent counsel on numerous occasions to consider the materials provided by FAF Advisors and the terms of the Agreement. Based on its evaluation of all material factors, the Board concluded that the Agreement is fair and in the interests of the shareholders of each fund. In reaching its conclusions, the Board considered the following:
Nature, Quality, and Extent of Investment Advisory Services

The Board examined the nature, quality, and extent of the services provided by FAF Advisors to each fund. The Board reviewed FAF Advisors’ key personnel who provide investment advisory services to each fund as well as the fact that, under the Agreement, FAF Advisors has the authority and responsibility to make and execute investment decisions for each fund within the framework of the fund’s investment policies and restrictions, subject to review by the Board. The Board further considered that FAF Advisors’ duties with respect to each fund include (i) investment research and security selection, (ii) adherence to (and monitoring compliance with) the fund’s investment policies and restrictions and the Investment Company Act of 1940, and (iii) monitoring the performance of the various organizations providing services to the fund, including the fund’s sub-administrator, transfer agent and custodian. Finally, the Board considered FAF Advisors’ representation that the services provided by FAF Advisors under the Agreement are the type of services customarily provided by investment advisors in the fund industry.
First American Funds Annual Report 2006       139

 NOTICE TO SHAREHOLDERS continued

The Board also considered compliance reports about FAF Advisors from the funds’ Chief Compliance Officer.

Based on the foregoing, the Board concluded that each fund is likely to benefit from the nature, extent, and quality of the services provided by FAF Advisors under the Agreement.
Investment Performance of the Funds

The Board considered the performance of each fund, as summarized below, including how the fund performed versus the median performance of a group of comparable funds selected by an independent data service (the “performance universe”) and how the fund performed versus its benchmark index. The performance periods reviewed by the Board ended on January 31, 2006. In the case of each state-specific fund, the Board considered that the fund’s benchmark index is a national municipal index, rather than a state-specific index, and noted FAF Advisors’ assertion that the Board should, therefore, treat the fund’s performance universe as a more meaningful source of comparative performance data. The Board also considered that, in reviewing the comparative performance of income funds, the different expense levels of a fund’s share classes can result in different net performance results for each of those classes. Thus, while the Board considered the performance of all classes, it focused on Class Y shares, which, because they have the lowest expense ratios, offered the most meaningful data on performance.

Arizona Tax Free Fund, California Tax Free Fund, California Intermediate Tax Free Fund, Colorado Tax Free Fund, Colorado Intermediate Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, and Oregon Intermediate Tax Free Fund. For each of these funds, the Board considered that the fund outperformed or performed competitively against its performance universe and benchmark for the one-, three-, and five-year periods. The Board concluded that, in light of each fund’s competitive performance, it would be in the interest of the fund and its shareholders to renew the Agreement.

Minnesota Tax Free Fund. The Board considered that the fund outperformed (in most instances, significantly) its performance universe and benchmark for the one-, three-, and five-year periods. The Board concluded that, in light of the fund’s strong performance, it would be in the interest of the fund and its shareholders to renew the Agreement.

Missouri Tax Free Fund. The Board considered that the fund outperformed or performed competitively against its performance universe for the one-, three-, and five-year periods. The Board also noted that the fund underperformed its benchmark for those periods. The Board considered FAF Advisors’ assertion that the fund’s performance has been affected by its limited ability to enter into transactions with Piper Jaffray, an active dealer in Missouri secondary market trading. This results from banking regulation related restrictions, which are expected to lapse, vis-à-vis the fund, before December 31, 2006. The Board concluded that, in light of the fund’s competitive performance compared to that of the performance universe and the anticipated positive impact of the increased access to Piper Jaffray’s offering and secondary market trading capabilities, it would be in the interest of the fund and its shareholders to renew the Agreement.

Nebraska Tax Free Fund. The Board considered that the fund outperformed or performed competitively against its performance universe and benchmark for the one- and three-year periods. The Board concluded that, in light of the fund’s competitive performance, it would be in the interest of the fund and its shareholders to renew the Agreement.

Ohio Tax Free Fund. The Board considered that the fund outperformed its performance universe for the one- and three-year periods. The Board also noted that the fund performed competitively against its benchmark for the three-year period though it underperformed for the one-year period. The Board concluded that, in light of the fund’s competitive longer-term performance, it would be in the interest of the fund and its shareholders to renew the Agreement.

Short Tax Free Fund. The Board considered that the fund outperformed or performed competitively against its benchmark for the one-and three-year periods. The Board also noted that the fund outperformed its performance universe for the three-year period, though it underperformed for the one-year period. The Board concluded that, in light of the fund’s competitive, longer-term performance, especially against its performance universe, it would be in the interest of the fund and its shareholders to renew the Agreement.

Tax Free Fund. The Board considered that the fund significantly outperformed its performance universe for the one-, three-, five-, and ten-year periods and also outperformed or performed competitively with its benchmark for all periods. The Board concluded that, in light of the fund’s strong performance, it would be in the interest of the fund and its shareholders to renew the Agreement.
140      First American Funds Annual Report 2006

Costs of Services and Profits Realized by FAF Advisors

The Board reviewed FAF Advisors’ estimated costs in serving as the funds’ investment manager, including the costs associated with the personnel and systems necessary to manage each fund. The Board also considered the reported profitability of FAF Advisors and its affiliates resulting from their relationship with each fund. For each fund, the Board reviewed fee and expense information as compared to that of other funds and accounts managed by FAF Advisors and of comparable funds managed by other advisers. The Board found that while the advisory fees for FAF Advisors’ institutional separate accounts are lower than the funds’ advisory fees, the funds receive additional services from FAF Advisors that separate accounts do not receive.

Using information provided by an independent data service, the Board also evaluated each fund’s advisory fee compared to the median advisory fee for other mutual funds similar in size, character and investment strategy, and each fund’s expense ratio after waivers compared to the median expense ratio, after waivers, of comparable funds. In connection with its review of fund fees and expenses, the Board asked FAF Advisors to articulate its pricing philosophy. FAF Advisors responded that it attempts generally to maintain each fund’s total operating expenses at a level that approximates its peer group median expense ratio. In addition, FAF Advisors committed to waive its investment advisory fees to the extent necessary to maintain the funds’ total expense ratios at levels generally in line with their respective peer groups. Consistent with this pricing philosophy, FAF Advisors agreed to maintain the funds’ expense caps at their current levels through June 30, 2007.

Further detail considered by the Board regarding the advisory fees and expense ratios of each fund is set forth below:

Arizona Tax Free Fund, California Intermediate Tax Free Fund, California Tax Free Fund, Colorado Tax Free Fund, Colorado Intermediate Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, Oregon Intermediate Tax Free Fund, and Short Tax Free Fund. For each of these funds, the advisory fee and expense ratio, after waivers, was less than or equal to the peer group median. The Board concluded that each fund’s advisory fee and expense ratio is reasonable in light of the services provided.

Minnesota Tax Free Fund. The Board considered that the fund’s advisory fee, after waivers, was lower than the peer group median, though the fund’s expense ratio was slightly higher than the median. Given the competitiveness of the advisory fee and the fact that the expense ratio is within a range consistent with FAF Advisors’ pricing philosophy, the Board concluded that the fund’s advisory fee and expense ratio are reasonable in light of the services provided.

Missouri Tax Free Fund. The Board considered that the fund’s advisory fee, after waivers, was slightly higher than the peer group median advisory fee. The Board also noted that the fund’s expense ratio, after waivers, was higher than that of the peer group median, though within a range consistent with FAF Advisors’ pricing philosophy. Given this and the fund’s competitive advisory fee, the Board concluded that the fund’s advisory fee and expense ratio are reasonable in light of the services provided.

Tax Free Fund. The Board considered that the fund’s advisory fee, after waivers, was lower than the peer group median. The Board also noted that the fund’s expense ratio, after waivers, was higher than that of the peer group median, though within a range consistent with FAF Advisors’ pricing philosophy. Given this and the fund’s competitive advisory fee, the Board concluded that the fund’s advisory fee and expense ratio are reasonable in light of the services provided.
Economies of Scale in Providing Investment Advisory Services

The Board considered whether each fund’s investment advisory fee reflects the potential for economies of scale for the benefit of fund shareholders. Based on information provided by FAF Advisors, the Board noted that profitability will likely increase somewhat as assets grow over time. The Board considered that, although the funds do not have advisory fee breakpoints in place, FAF Advisors has committed to waive advisory fees to the extent necessary to keep each fund’s total expenses generally in line with the median total expenses of a peer group of funds as selected by an independent data service. The median total expense ratio of a fund’s peer group will reflect the effect of any breakpoints in the advisory fee schedules of the funds in that group. Therefore, by capping a fund’s total expense ratio at a level close to the median, fund shareholders should receive the benefit of any breakpoints in the comparable funds’ advisory fee schedules. In light of FAF Advisors’ commitment to keep total fund expenses competitive, the Board concluded that it would be reasonable and in the best interest of each fund and its shareholders to renew the Agreement.
First American Funds Annual Report 2006       141

 NOTICE TO SHAREHOLDERS continued
Other Benefits to FAF Advisors

In evaluating the benefits that accrue to FAF Advisors through its relationship with the funds, the Board noted that FAF Advisors and certain of its affiliates serve the funds in various capacities, including as advisor, administrator, transfer agent, distributor, custodian, and securities lending agent, and receive compensation from the funds in connection with providing services to the funds. The Board considered that each service provided to the Funds by FAF Advisors or one of its affiliates is pursuant to a written agreement, which the Board evaluates periodically as required by law.

After full consideration of these and other factors, the Board concluded that approval of the Agreement was in the best interest of each fund and its shareholders.
142      First American Funds Annual Report 2006

Directors and Officers of the Funds

Independent Directors

Other
	Position(s)	Term of Office		Number of Portfolios	Directorships
Name, Address, and	Held	and Length of	Principal Occupation(s)	in Fund Complex	Held by
Year of Birth	with Funds	Time Served	During Past 5 Years	Overseen by Director	Director †

Benjamin R. Field III P.O. Box 1329 Minneapolis, MN 55440-1329 (1938)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAIF since September 2003.	Retired; Senior Financial Advisor, Bemis Company, Inc. from May 2002 through June 2004; Senior Vice President, Chief Financial Officer & Treasurer, Bemis, through April 2002.	First American Funds Complex: twelve registered investment companies, including fifty-eight portfolios	None

Roger A. Gibson P.O. Box 1329 Minneapolis, MN 55440-1329 (1946)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAIF since October 1997.	Retired; Vice President, Cargo – United Airlines from July 2001 through July 2004; Vice President, North America – Mountain Region, United Airlines, prior to July 2001.	First American Funds Complex: twelve registered investment companies, including fifty-eight portfolios	None

Victoria J. Herget P.O. Box 1329 Minneapolis, MN 55440-1329 (1951)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAIF since September 2003.	Investment consultant and non-profit board member since 2001; Managing Director of Zurich Scudder Investments through 2001.	First American Funds Complex: twelve registered investment companies, including fifty-eight portfolios	None

Leonard W. Kedrowski P.O. Box 1329 Minneapolis, MN 55440-1329 (1941)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAIF since November 1993.	Owner and President, Executive and Management Consulting, Inc., a management consulting firm; Board member, GC McGuiggan Corporation (dba Smyth Companies), a label printer; former Chief Executive Officer, Creative Promotions International, LLC, a promotional award programs and products company, through October 2003; Advisory Board member, Designer Doors, manufacturer of designer doors, through 2002.	First American Funds Complex: twelve registered investment companies, including fifty-eight portfolios	None

Richard K. Riederer P.O. Box 1329 Minneapolis, MN 55440-1329 (1944)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAIF since August 2001.	Retired; Director, President, and Chief Executive Officer, Weirton Steel through 2001.	First American Funds Complex: twelve registered investment companies, including fifty-eight portfolios	Cleveland Cliffs Inc (a producer of iron ore pellets)

Joseph D. Strauss P.O. Box 1329 Minneapolis, MN 55440-1329 (1940)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAIF since April 1991.	Attorney At Law, Owner and President, Strauss Management Company, a Minnesota holding company for various organizational management business ventures; Owner, Chairman and Chief Executive Officer, Community Resource Partnerships, Inc., a strategic planning, operations management, government relations, transportation planning and public relations organization; Owner, Chairman and Chief Executive Officer, Excensustm, LLC, a strategic demographic planning and application development firm, since 2001.	First American Funds Complex: twelve registered investment companies, including fifty-eight portfolios	None

First American Funds Annual Report 2006       143

 NOTICE TO SHAREHOLDERS continued

Independent Directors — continued

Other
	Position(s)	Term of Office		Number of Portfolios	Directorships
Name, Address, and	Held	and Length of	Principal Occupation(s)	in Fund Complex	Held by
Year of Birth	with Funds	Time Served	During Past 5 Years	Overseen by Director	Director †

Virginia L. Stringer P.O. Box 1329 Minneapolis, MN 55440-1329 (1944)	Chair; Director	Chair Term three years. Directors Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Chair of FAIF’s Board since September 1997; Director of FAIF since September 1987.	Owner and President, Strategic Management Resources, Inc., a management consulting firm; Executive Consultant to State Farm Insurance Company through 2003.	First American Funds Complex: twelve registered investment companies, including fifty-eight portfolios	None

James M. Wade P.O. Box 1329 Minneapolis, MN 55440-1329 (1943)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAIF since August 2001.	Owner and President, Jim Wade Homes, a homebuilding company, since 1999.	First American Funds Complex: twelve registered investment companies, including fifty-eight portfolios	None

†	Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.
The Statement of Additional Information (SAI) includes additional information about fund directors and is available upon request without charge by calling 800-677-FUND or writing to First American Funds, P.O. Box 1330, Minneapolis, Minnesota, 55440-1330.
144      First American Funds Annual Report 2006

Officers

	Position(s)	Term of Office
Name, Address, and	Held	and Length of
Year of Birth	with Funds	Time Served	Principal Occupation(s) During Past 5 Years

Thomas S. Schreier, Jr. FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1962)*	President	Re-elected by the Board annually; President of FAIF since February 2001.	Chief Executive Officer of FAF Advisors, Inc.

Mark S. Jordahl FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1960)*	Vice President – Investments	Re-elected by the Board annually; Vice President – Investments of FAIF since September 2001.	Chief Investment Officer of FAF Advisors, Inc., since September 2001.

Jeffery M. Wilson FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1956)*	Vice President – Administration	Re-elected by the Board annually; Vice President – Administration of FAIF since March 2000.	Senior Vice President of FAF Advisors, Inc.

Charles D. Gariboldi, Jr. FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1959)*	Treasurer	Re-elected by the Board annually; Treasurer of FAIF since December 2004.	Treasurer, FAF Advisors, Inc., since October 2004; prior thereto, Vice President of investment accounting and Fund Treasurer for Thrivent Financial for Lutherans.

Jill M. Stevenson FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1965)*	Assistant Treasurer	Re-elected by the Board annually; Assistant Treasurer of FAIF since September 2005.	Assistant Treasurer, FAF Advisors, Inc., since September 2005; prior thereto, Director, Senior Project Manager, FAF Advisors, Inc. from May 2003 to September 2005; prior to that, Vice President, Director of Operations, Paladin Investment Associates, LLC.

David H. Lui FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1960)*	Chief Compliance Officer	Re-elected by the Board annually; Chief Compliance Officer of FAIF since February 2005.	Chief Compliance Officer for First American Funds and FAF Advisors, Inc., since February 2005; prior thereto, Chief Compliance Officer, Franklin Advisors, Inc. and Chief Compliance Counsel, Franklin Templeton Investments from March 2004 to February 2005; prior to that, Vice President, Charles Schwab & Co., Inc.

Jevad (“Jay”) Aslani FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1961)*	Anti-Money Laundering Officer	Re-elected by the Board annually; Anti-Money Laundering Officer of FAIF since June 2006.	Director of Compliance of FAF Advisors, Inc., since September 2004; prior thereto, Independent Compliance Consultant from December 2002 to August 2004; prior to that, Assistant Vice President, Assistant Secretary, and Anti-Money Laundering Officer of Artisan Funds, Assistant Secretary and Compliance Officer of Artisan Distributors, and Compliance Officer of Artisan Partners Limited Partnership.

Kathleen L. Prudhomme FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1953)*	Secretary	Re-elected by the Board annually; Secretary of FAIF since December 2004; prior thereto, Assistant Secretary of FAIF since September 1998.	Deputy General Counsel, FAF Advisors, Inc., since November 2004; prior thereto, Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm.

James D. Alt 50 South Sixth Street Suite 1500, Minneapolis, MN 55402 (1951)	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAIF since December 2004; prior thereto, Secretary of FAIF since June 2002; Assistant Secretary of FAIF from September 1998 through June 2002.	Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm.

Brett L. Agnew FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1971)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAIF since December 2004.	Attorney for FAF Advisors, Inc., since August 2004; prior thereto, Senior Counsel, Thrivent Financial for Lutherans from May 2001 to August 2004; prior to that, Consultant, Principal Financial Group.

First American Funds Annual Report 2006       145

 NOTICE TO SHAREHOLDERS continued

Officers — continued

	Position(s)	Term of Office
Name, Address, and	Held	and Length of
Year of Birth	with Funds	Time Served	Principal Occupation(s) During Past 5 Years

James R. Arnold 615 E. Michigan Street Milwaukee, WI 53202 (1957)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAIF since June 2003.	Vice President, U.S. Bancorp Fund Services, LLC, since March 2002; prior thereto, Senior Administration Services Manager, UMB Fund Services, Inc.

Richard J. Ertel FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1967)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAIF since June 2006 and from June 2003 through August 2004.	Counsel, FAF Advisors, Inc., since May 2006; prior thereto, Counsel, Ameriprise Financial Services, Inc. from September 2004 to May 2006; prior to that, Counsel, FAF Advisors, Inc. from May 2003 to August 2004; prior to May 2003, Associate Counsel, Hartford Life and Accident Insurance Company.

Douglas G. Hess 615 E. Michigan Street Milwaukee, WI 53202 (1967)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAIF since September 2001.	Vice President, U.S. Bancorp Fund Services, LLC.

*	Messrs. Schreier, Jordahl, Wilson, Gariboldi, Lui, Aslani, Agnew and Ertel, Ms. Stevenson and Ms. Prudhomme are each officers and/or employees of FAF Advisors, Inc., which serves as investment adviser and administrator for FAIF. Messrs. Hess and Arnold are officers of U.S. Bancorp Fund Services, LLC, which is a subsidiary of U.S. Bancorp and which serves as Transfer Agent for FAIF.
146      First American Funds Annual Report 2006

(This page intentionally left blank)

(This page intentionally left blank)

Board of Directors First American Investment Funds, Inc.

Virginia Stringer

Chairperson of First American Investment Funds, Inc.
Owner and President of Strategic Management Resources, Inc.

Benjamin Field III

Director of First American Investment Funds, Inc.
Retired; former Senior Financial Advisor, Senior Vice President, Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Investment Funds, Inc.
Retired; former Vice President of Cargo-United Airlines

Victoria Herget

Director of First American Investment Funds, Inc.
Investment Consultant; former Managing Director of Zurich Scudder Investments

Leonard Kedrowski

Director of First American Investment Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Investment Funds, Inc.
Retired; former Director, President, and Chief Executive Officer of Weirton Steel

Joseph Strauss

Director of First American Investment Funds, Inc.
Owner and President of Strauss Management Company

James Wade

Director of First American Investment Funds, Inc.
Owner and President of Jim Wade Homes

First American Investment Funds’ Board of Directors is comprised entirely of independent directors.

Direct fund correspondence to:
First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers only through the period ended June 30, 2006. The portfolio managers’ views are subject to change at any time based upon market or other conditions.

This report is for the information of shareholders of the First American Investment Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
INVESTMENT ADVISOR

FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402
ADMINISTRATOR

FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402
TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
CUSTODIAN

U.S. Bank National Association
60 Livingston Avenue
St. Paul, Minnesota 55101
DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
220 South Sixth Street
Suite 1400
Minneapolis, Minnesota 55402
COUNSEL

Dorsey & Whitney LLP
50 South Sixth Street
Suite 1500
Minneapolis, Minnesota 55402

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330
In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.
0169-06 8/2006 AR-TAXFREEINCOME

FIRST AMERICAN FUNDS.

2006 ANNUAL REPORT

Income Funds

Mutual fund investing involves risk; principal loss is possible.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Message to SHAREHOLDERS August 14, 2006

Dear Shareholders:

We invite you to take a few minutes to review the results of the funds’ most recent fiscal period. Because the funds have changed their fiscal year-end from September 30 to June 30, this report covers the nine-month time period from October 1, 2005, through June 30, 2006.
This report includes comparative performance graphs and tables, portfolio commentaries, complete listings of portfolio holdings, and additional fund information. We hope you will find this helpful in monitoring your investment portfolio.
Also, through our website, firstamericanfunds.com, we provide quarterly performance fact sheets on all First American Funds, the economic outlook as viewed by our senior investment officers, and other information about fund investments and portfolio strategies.
Please contact your financial professional if you have questions about First American Funds or contact First American Investor Services at 800.677.FUND.
We appreciate your investment with First American Funds and look forward to serving your financial needs in the future.
Sincerely,

Virginia L. Stringer	Thomas S. Schreier, Jr.
Chairperson of the Board First American Investment Funds, Inc.	President First American Investment Funds, Inc.
First American Funds Annual Report 2006       1

Core Bond fund
Investment Objective: high current income consistent with limited risk to capital
How did the fund perform for the nine-month fiscal period ended June 30, 2006?
The First American Core Bond Fund (the “fund”), Class Y shares, returned -0.24% for the fiscal period ended June 30, 2006 (Class A shares returned -0.34% without taking the sales charge into account). By comparison, the fund’s benchmark, the Lehman Aggregate Bond Index*, returned -0.13% for the same period.
What were the general economic and market conditions during the fiscal period?
Economic growth continued at an average pace slightly above sustainable levels during the nine months ending June 30, 2006. Economic growth was volatile on a quarter-by-quarter basis, reflecting disruptions to economic activity associated with the hurricanes last fall and the stimulus provided by the subsequent recovery and rebuilding effort. Gross Domestic Product growth was strong enough to move the unemployment rate down to 4.6% from 5.0% nine months earlier.
The strength in economic activity, fewer excess resources in the economy, and elevated energy prices pushed core inflation measures higher during this period. The rise in inflation and the decline in unemployment resulted in the Federal Reserve (the “Fed”) lifting its target lending rate by 25 basis points at each of its policy meetings during the fiscal period to the current level of 5.25%. As a result of these rate increases, fixed income returns during the period were in general fairly meager. Interest rate increases caused the prices of existing securities to decline, and because yields were fairly low at the beginning of the period, there was very little income to offset these price declines, resulting in very low absolute returns. The latest readings on broad economic activity and key sectors of the economy suggest that Fed tightening has begun to have its desired effect, as economic growth slowed to a sustainable pace during the second quarter of 2006.
How did market conditions and investment strategies affect the fund’s performance?
Sustained Fed tightening, driven by robust economic growth and increasing price pressures, caused market interest rates to rise significantly across all maturities last fiscal period. The yield curve continued its flattening trend, becoming inverted in early 2006. Two key drivers of performance for the period were the fund’s defensive (shorter than index) duration posture, adopted to reduce risk as interest rates rose, and its strategic positioning for a flattening yield curve. Issue selection, primarily within the mortgage and corporate sectors, also helped performance. In addition, sector selection added value, primarily because of the fund’s overweight to structured assets (mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities) and corresponding underweight to corporate bonds.
What strategic moves were made by the fund and why?
During the fiscal period, we moderated the fund’s yield-curve flattening bias, gradually increasing the fund’s weighting in intermediate-term bonds in anticipation of a steepening of the yield curve following the end of the Fed’s tightening cycle. We also brought the fund’s duration closer to neutral as the fiscal period ended, after having been defensive for most of the period. Reflecting our view that high-quality mortgage-backed securities offered superior risk-adjusted returns, the fund was underweighted in investment-grade corporate bonds for most of the fiscal period, particularly those of higher quality (A- and AA-rated). Corporate issue-selection changes were guided by bottom-up research opportunities and evolving themes related to the maturing of the economic cycle.

*	Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.
Portfolio Allocation as of June 30, 20061  (% of net assets)

U.S. Government Agency Mortgage-Backed Securities	37.1%
Asset-Backed Securities	20.2
U.S. Government & Agency Securities	17.1
Collateralized Mortgage Obligation – Private Mortgage-Backed Securities	12.3
Corporate Bonds	11.2
Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities	3.6
Short-Term Investments	3.0
Other Assets and Liabilities, Net	(4.5)

100.0%
Credit Quality Distribution as of June 30, 20062  (% of market value)

AAA	85.5%
AA	3.7
A	3.1
BBB	7.7

100.0%

[1]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

[2]	Individual security ratings are based on information from Moody’s Investor Service, Standard & Poor’s, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two rating agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.
2      First American Funds Annual Report 2006

Core Bond fund continued
Annual Performance1  as of June 30, 2006

	Nine-				Since Inception
	Month
	Period*	1 year	5 years	10 years	2/01/1999	9/24/2001
Average annual return with sales charge (POP)
Class A	(4.54)%	(5.16)%	3.20%	4.86%	—	—

Class B	(5.71)%	(6.46)%	2.97%	4.55%	—	—

Class C	(1.97)%	(2.77)%	3.31%	—	3.49%	—

Average annual return without sales charge (NAV)
Class A	(0.34)%	(0.98)%	4.10%	5.32%	—	—

Class B	(0.91)%	(1.73)%	3.31%	4.55%	—	—

Class C	(1.01)%	(1.83)%	3.31%	—	3.49%	—

Class R	(0.51)%	(1.19)%	—	—	—	3.38%

Class Y	(0.24)%	(0.82)%	4.34%	5.58%	—	—

Lehman Aggregate Bond Index[2]	(0.13)%	(0.81)%	4.97%	6.22%	5.21%	4.37%

Value of $10,000 Investment1, 3  as of June 30, 2006

Core Bond Fund, Class A (NAV)	$16,527

Core Bond Fund, Class A (POP)	$15,822

Core Bond Fund, Class Y	$16,932

Lehman Aggregate Bond Index[2]	$17,948

Class A

Class Y

The chart above illustrates the total value of an assumed $10,000 investment in the fund’s Class A and Class Y shares (from 9/30/1996 to 6/30/2006) as compared to the Lehman Aggregate Bond Index2.

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

*	Total returns have not been annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Investment performance reflects fee waivers that are or were in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Direct investment in the index is not available.

Total returns at net asset value (“NAV”) reflect performance over the time period indicated without including the fund’s maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price (“POP”) reflect performance over the time period indicated including maximum sales charges of 4.25% for Class A shares and the maximum contingent deferred sales charge (“CDSC”) for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares, decreasing annually to 0% in the seventh year following purchase, and 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

[2]	An unmanaged index comprised of the Lehman Government/ Credit Bond Index, the Lehman Mortgage Backed Securities Index, and the Lehman Asset Backed Securities Index. The Lehman Government/ Credit Bond Index is comprised of Treasury securities, other securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including U.S. agency mortgage securities, and investment-grade corporate debt securities. The Lehman Mortgage Backed Securities Index is comprised of the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae, and Freddie Mac. The Lehman Asset Backed Securities Index is comprised of debt securities rated investment grade or higher that are backed by credit card, auto, and home equity loans.

[3]	Performance for Class B, Class C, and Class R shares is not presented. Performance for these classes will vary due to different expense structures.
First American Funds Annual Report 2006       3

Core Bond fund continued
Expense Example
As a shareholder of the Core Bond Fund (the “fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006, to June 30, 2006.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (1/01/06 to
	Value (1/01/06)	Value (6/30/06)	6/30/06)
Class A Actual[2]	$1,000.00	$991.30	$4.69

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	$4.76

Class B Actual[2]	$1,000.00	$987.50	$8.38

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,016.36	$8.50

Class C Actual[2]	$1,000.00	$986.60	$8.37

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,016.36	$8.50

Class R Actual[2]	$1,000.00	$990.20	$5.92

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,018.84	$6.01

Class Y Actual[2]	$1,000.00	$991.70	$3.46

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.95%, 1.70%, 1.70%, 1.20%, and 0.70% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended June 30, 2006 of -0.87%,-1.25%, -1.34%, -0.98%, and -0.83% for Class A, Class B, Class C, Class R, and Class Y, respectively.
4      First American Funds Annual Report 2006

High Income Bond fund
Investment Objective: high current income
How did the fund perform for the nine-month fiscal period ended June 30, 2006?
The First American High Income Bond Fund (the “fund”), Class Y shares, returned 3.34% for the fiscal period ended June 30, 2006 (Class A shares returned 3.14% without taking the sales charge into account). By comparison, the fund’s benchmark, the Lehman High Yield 2% Issuer Capped Index*, returned 3.36% for the same period.
What were the general economic and market conditions during the fiscal period?
Economic growth continued at an average pace slightly above sustainable levels during the nine months ending June 30, 2006. Economic growth was volatile on a quarter-by-quarter basis, reflecting disruptions to economic activity associated with the hurricanes last fall and the stimulus provided by the subsequent recovery and rebuilding effort. Gross Domestic Product growth was strong enough to move the unemployment rate down to 4.6% from 5.0% nine months earlier.
The strength in economic activity, fewer excess resources in the economy, and elevated energy prices pushed core inflation measures higher during this period. The rise in inflation and the decline in unemployment resulted in the Federal Reserve (the “Fed”) lifting its target lending rate by 25 basis points at each of its policy meetings during the fiscal period to the current level of 5.25%. The latest readings on broad economic activity and key sectors of the economy suggest that Fed tightening has begun to have its desired effect, as economic growth slowed to a sustainable pace during the second quarter of 2006.
How did market conditions and investment strategies affect the fund’s performance?
Throughout the fiscal period, high-yield bonds were fully valued, which limited potential performance. Spreads over Treasuries were relatively narrow at the beginning of the period, particularly for higher-quality high yield, and narrowed further throughout the period. Coupon income, combined with the spread-tightening, helped high yield to be one of the best fixed-income performers in a period of steadily rising interest rates, even though absolute returns were less than stellar.
Prior to the beginning of the fiscal period, we had improved the average quality of the portfolio and underweighted CCC-rated holdings in anticipation of a down phase in the credit cycle, which, however, never occurred. Instead, as CCCs outperformed higher-quality high yield by a fairly wide margin, the fund experienced weaker performance. On the other hand, emerging market exposure provided substantial diversification benefits to the portfolio, particularly in the first eight months of the fiscal period.
Individual security selection accounted for the lion’s share of performance. Timely overweights in bonds issued by General Motors, Lazard, Polyone, and American Airlines provided a lift. On the negative side, overweights to Inn of the Mountain Gods, Imax, Magnachip Semi, and Time Warner Telecom detracted from the fund’s performance.
What strategic moves were made by the fund and why?
We initiated several small positions in closed-end funds, primarily to gain access to leveraged loans. We augmented our portfolio of “busted” convertibles, which trade at fairly high yields but have some equity potential. (A “busted” convertible is a security for which the market price of the common stock is so low that the convertible feature is nearly worthless, and the security trades almost as if it were a fixed-income investment). We began investing in royalty trusts (securities that provide investors with income from royalties associated with the sale of oil and/or natural gas) for their large yields and possible upside in this environment of high energy prices. Together, these areas accounted for just a few percentage points of the overall portfolio, but they did provide alternative avenues for achieving high yields at a time when the high-yield market appeared to be richly valued.

*	Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.
Portfolio Allocation as of June 30, 20061  (% of net assets)

High Yield Corporate Bonds	91.1%
Closed-End Funds	1.9
Asset-Backed Securities	1.5
Preferred Stock	1.0
High Grade Corporate Bonds	0.7
Common Stocks	0.5
Short-Term Investments	0.6
Other Assets and Liabilities, Net	2.7

100.0%
Credit Quality Distribution as of June 30, 20062  (% of market value)

AAA	2.1%
BBB	1.5
BB	34.4
B	45.8
CCC	11.6
D	0.1
Non-Rated	4.5

100.0%

[1]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

[2]	Individual security ratings are based on information from Moody’s Investor Service, Standard & Poor’s, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two rating agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.
First American Funds Annual Report 2006       5

High Income Bond fund continued
Annual Performance1  as of June 30, 2006

	Nine-		Since Inception
	Month
	Period*	1 year	8/30/2001	9/24/2001
Average annual return with sales charge (POP)
Class A	(1.26)%	(0.20)%	5.27%	—

Class B	(2.33)%	(1.41)%	5.18%	—

Class C	1.58%	2.47%	5.44%	—

Average annual return without sales charge (NAV)
Class A	3.14%	4.22%	6.22%	—

Class B	2.57%	3.46%	5.49%	—

Class C	2.56%	3.45%	5.44%	—

Class R	3.09%	4.05%	—	7.26%

Class Y	3.34%	4.49%	6.51%	—

Lehman High Yield 2% Issuer Capped Index[2]	3.36%	4.38%	8.62%	8.51%

Lehman High Yield Index[3]	5.17%	4.80%	8.42%	9.74%

Value of $10,000 Investment1, 4  as of June 30, 2006

High Income Bond Fund, Class A (NAV)	$13,383

High Income Bond Fund, Class A (POP)	$12,815

High Income Bond Fund, Class Y	$13,564

Lehman High Yield 2% Issuer Capped Index[2]	$14,843

Lehman High Yield Index[3]	$14,741

Class A

Class Y

The chart above illustrates the total value of an assumed $10,000 investment in the fund’s Class A and Class Y shares (from 8/30/2001 to 6/30/2006) as compared to the Lehman High Yield 2% Issuer Capped Index2 and the Lehman High Yield Index3.

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

*	Total returns have not been annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Investment performance reflects fee waivers that are or were in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Direct investment in the index is not available.

The fund invests in lower-rated and non-rated securities which present a greater risk of loss to principal and interest than higher-rated securities.

Total returns at net asset value (“NAV”) reflect performance over the time period indicated without including the fund’s maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price (“POP”) reflect performance over the time period indicated including maximum sales charges of 4.25% for Class A shares and the maximum contingent deferred sales charge (“CDSC”) for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares, decreasing annually to 0% in the seventh year following purchase, and 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

[2]	An unmanaged index that covers the universe of fixed-rate, dollar-denominated, below-investment-grade debt with at least one year to final maturity with total index allocation to an individual issuer being limited to 2%. Previously, the fund used the Lehman Corporate High Yield Index as a benchmark. Currently the fund uses the Lehman High Yield 2% Issuer Capped index as a comparison, because its composition better matches the fund’s investment strategies.

[3]	An unmanaged index that covers the universe of fixed-rate, dollar-denominated, below-investment-grade debt with at least one year to final maturity. Payment-in-kind bonds, Eurobonds, and emerging markets debt securities are excluded, but SEC-registered Canadian and global bonds of issuers in non-emerging countries are included. Original issue zero coupon bonds, step-up coupon structures, and Rule 144A securities are also included.

[4]	Performance for Class B, Class C, and Class R shares is not presented. Performance for these classes will vary due to different expense structures.
6      First American Funds Annual Report 2006

High Income Bond fund continued
Expense Example
As a shareholder of the High Income Bond Fund (the “fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006, to June 30, 2006.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (1/01/06 to
	Value (1/01/06)	Value (6/30/06)	6/30/06)
Class A Actual[2]	$1,000.00	$1,019.70	$5.51

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.51

Class B Actual[2]	$1,000.00	$1,015.90	$9.25

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,015.62	$9.25

Class C Actual[2]	$1,000.00	$1,015.90	$9.25

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,015.62	$9.25
Class R Actual[2]	$1,000.00	$1,019.90	$6.76

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$6.76
Class Y Actual[2]	$1,000.00	$1,022.10	$4.26

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.10%, 1.85%, 1.85%, 1.35%, and 0.85% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended June 30, 2006 of 1.97%, 1.59%, 1.59%, 1.99%, and 2.21% for Class A, Class B, Class C, Class R, and Class Y, respectively.
First American Funds Annual Report 2006       7

Inflation Protected Securities fund
Investment Objective: provide investors with total return while providing protection against inflation
How did the fund perform for the nine-month fiscal period ended June 30, 2006?
The First American Inflation Protected Securities Fund (the “fund”) Class Y shares, returned -1.50% for the fiscal period ended June 30, 2006 (Class A shares returned -1.69% without taking the sales charge into account). By comparison, the fund’s benchmark, the Lehman Treasury Inflation Protected Securities Index*, returned -1.65% for the same period.
What were the general economic and market conditions during the fiscal period?
Economic growth continued at an average pace slightly above sustainable levels during the nine months ending June 30, 2006. Economic growth was volatile on a quarter-by-quarter basis, reflecting disruptions to economic activity associated with the hurricanes last fall and the stimulus provided by the subsequent recovery and rebuilding effort. Gross Domestic Product growth was strong enough to move the unemployment rate down to 4.6% from 5.0% nine months earlier.
The strength in economic activity, fewer excess resources in the economy, and elevated energy prices pushed core inflation measures higher during this period. The rise in inflation and the decline in unemployment resulted in the Federal Reserve (the “Fed”) lifting its target lending rate by 25 basis points at each of its policy meetings during the fiscal period to the current level of 5.25%. As a result of these rate increases, fixed income returns during the period were in general fairly meager. Interest rate increases caused the prices of existing securities to decline, and because yields were fairly low at the beginning of the period, there was very little income to offset these price declines, resulting in very low absolute returns. The latest readings on broad economic activity and key sectors of the economy suggest that Fed tightening has begun to have its desired effect, as economic growth slowed to a sustainable pace during the second quarter of 2006.
How did market conditions and investment strategies affect the fund’s performance?
Treasury Inflation-Protected Securities (TIPS) performed well during the fiscal period on a relative basis, outperforming comparable-duration regular treasuries by 144 basis points. Higher inflation levels resulted in upward adjustments to TIPS coupon income and higher inflation expectations. To reduce the risk in a rising rate environment, we kept the fund’s duration shorter than that of its benchmark, a strategy that contributed strongly to performance. We employed a barbell portfolio structure that emphasized shorter and longer term securities, while reducing the fund’s weighting in intermediate maturity securities. The fund’s bias toward bonds with longer maturities added value as yields on the longer end of the Treasury curve rose less than for intermediate maturities. The fund also benefited from its non dollar positions, most notably during the first half of 2006, when the dollar lost 6.5% of its value on a trade-weighted basis. The fund’s allocation to high-yield/emerging market bonds and mortgage-backed securities also proved beneficial, as these issues enjoyed strong performance during the fiscal period.
What strategic moves were made by the fund and why?
After a period of strong performance, we reduced our overweight to short-maturity TIPS in anticipation of the lower inflation adjustments that typically occur in the fourth quarter — a scenario that is less favorable for shorter-maturity TIPS. We added to our position in long-maturity TIPS with the expectation that, with the end of Fed tightening, inflation expectations will rise, increasing the value of these securities. The fund retained its shorter-duration strategy, given market-rate levels that appeared inconsistent with economic fundamentals. In anticipation of a weaker dollar, we maintained our non-dollar position in the portfolio.

*	Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.
Portfolio Allocation as of June 30, 20061  (% of net assets)

U.S. Government & Agency Securities	91.2%
Corporate Bonds	3.1
Asset-Backed Securities	2.9
Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities	0.3
Municipal Bond	0.3
Short-Term Investments	1.5
Other Assets and Liabilities, Net	0.7

100.0%
Credit Quality Distribution as of June 30, 20062  (% of market value)

AAA	96.7%
A	1.2
BBB	0.3
BB	1.6
Non-Rated	0.2

100.0%

[1]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

[2]	Individual security ratings are based on information from Moody’s Investor Service, Standard & Poor’s, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two rating agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.
8      First American Funds Annual Report 2006

Inflation Protected Securities fund continued
Annual Performance1  as of June 30, 2006

			Since Inception
	Nine-
	Month
	Period*	1 year	10/01/2004
Average annual return with sales charge (POP)
Class A	(5.87)%	(6.08)%	(0.68)%

Class C	(3.20)%	(3.46)%	1.05%

Average annual return without sales charge (NAV)
Class A	(1.69)%	(1.88)%	1.80%

Class C	(2.26)%	(2.53)%	1.05%

Class R	(1.80)%	(1.94)%	1.67%

Class Y	(1.50)%	(1.53)%	2.09%

Lehman Treasury Inflation Protected Securities Index[2]	(1.65)%	(1.64)%	2.35%

Value of $10,000 Investment1, 3  as of June 30, 2006

Inflation Protected Securities Fund, Class A (NAV)	$10,316

Inflation Protected Securities Fund, Class A (POP)	$9,881

Inflation Protected Securities Fund, Class Y	$10,367

Lehman Treasury Inflation Protected Securities Index[2]	$10,413

Class A

Class Y

The chart above illustrates the total value of an assumed $10,000 investment in the fund’s Class A and Class Y shares (from 10/01/2004 to 6/30/2006) as compared to the Lehman Treasury Inflation Protected Securities Index2.

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

*	Total returns have not been annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Investment performance reflects fee waivers that are or were in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Direct investment in the index is not available.

Total returns at net asset value (“NAV”) reflect performance over the time period indicated without including the fund’s maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price (“POP”) reflect performance over the time period indicated including maximum sales charges of 4.25% for Class A Shares and the maximum contingent deferred sales charge (“CDSC”) for Class C shares for the relevant period. Maximum CDSC is 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

[2]	An unmanaged index comprised of inflation-protected securities issued by the U.S. Treasury that have at least one year to final maturity, at least $250 million par amount outstanding, and are investment-grade rated (Baa or better).

[3]	Performance for Class C and Class R shares is not presented. Performance for these classes will vary due to different expense structures.
First American Funds Annual Report 2006       9

Inflation Protected Securities fund continued
Expense Example
As a shareholder of the Inflation Protected Securities Fund (the “fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006, to June 30, 2006.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (1/01/06 to
	Value (1/01/06)	Value (6/30/06)	6/30/06)
Class A Actual[2]	$1,000.00	$983.40	$4.18

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26

Class C Actual[2]	$1,000.00	$979.60	$7.85

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,016.86	$8.00

Class R Actual[2]	$1,000.00	$982.70	$5.95

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,018.79	$6.06
Class Y Actual[2]	$1,000.00	$984.80	$2.95

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.85%, 1.60%, 1.20%, and 0.60% for Class A, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended June 30, 2006 of -1.66%, -2.04%, -1.73%, and -1.52% for Class A, Class C, Class R, and Class Y, respectively.
10      First American Funds Annual Report 2006

Intermediate Government Bond fund
Investment Objective: provide investors with current income that is exempt from state income tax, to the extent consistent with the preservation of capital
How did the fund perform for the nine-month fiscal period ended June 30, 2006?
The First American Intermediate Government Bond Fund (the “fund”), Class Y shares, returned 0.30% for the fiscal period ended June 30, 2006 (Class A shares returned 0.06% without taking the sales charge into account). By comparison, the fund’s benchmark, the Lehman Intermediate Treasury Bond Index*, returned 0.58% for the same period.
What were the general economic and market conditions during the fiscal period?
Economic growth continued at an average pace slightly above sustainable levels during the nine months ending June 30, 2006. Economic growth was volatile on a quarter-by-quarter basis, reflecting disruptions to economic activity associated with the hurricanes last fall and the stimulus provided by the subsequent recovery and rebuilding effort. Gross Domestic Product growth was strong enough to move the unemployment rate down to 4.6% from 5.0% nine months earlier.
The strength in economic activity, fewer excess resources in the economy, and elevated energy prices pushed core inflation measures higher during this period. The rise in inflation and the decline in unemployment resulted in the Federal Reserve (the “Fed”) lifting its target lending rate by 25 basis points at each of its policy meetings during the fiscal period to the current level of 5.25%. As a result of these rate increases, fixed income returns during the period were in general fairly meager. Interest rate increases caused the prices of existing securities to decline, and because yields were fairly low at the beginning of the period, there was very little income to offset these price declines, resulting in very low absolute returns. The latest readings on broad economic activity and key sectors of the economy suggest that Fed tightening has begun to have its desired effect, as economic growth slowed to a sustainable pace during the second quarter of 2006.
How did market conditions and investment strategies affect the fund’s performance?
Positioning for yield-curve flattening through early 2006 contributed strongly to performance. Our tactical duration strategy, centered on being defensive – i.e., shorter than the benchmark – to reduce risk in a rising-rate environment, also helped as rates rose roughly 125 basis points across the yield curve. An overweight to agency bonds, which performed well this fiscal period, was another significant source of added value.
What strategic moves were made by the fund and why?
The fund increased its holdings in agency securities, given the view that agencies should perform well with the end of Fed tightening, constrained supply from Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, and continued strong investor appetite for non-Treasury products in general. In anticipation of a steepening of the yield curve following the end of the Fed’s tightening cycle, we have begun to increase the fund’s weighting in bonds with maturities ranging from two to five years. We continue to approach the fund’s duration tactically, remaining modestly short relative to the index.

*	Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.
Portfolio Allocation as of June 30, 20061  (% of net assets)

U.S. Government & Agency Securities	99.5%
Short-Term Investment	0.5

100.0%
Credit Quality Distribution as of June 30, 20062  (% of market value)

AAA	100.0%

[1]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

[2]	Individual security ratings are based on information from Moody’s Investor Service, Standard & Poor’s, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two rating agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.
First American Funds Annual Report 2006       11

Intermediate Government Bond fund continued
Annual Performance1  as of June 30, 2006

	Nine-
	Month		Since Inception

	Period*	1 year	10/25/2002
Average annual return with sales charge (POP)
Class A	(2.19)%	(2.64)%	0.99%

Average annual return without sales charge (NAV)
Class A	0.06%	(0.43)%	1.61%

Class Y	0.30%	(0.28)%	1.76%

Lehman Intermediate Treasury Bond Index[2]	0.58%	(0.19)%	1.98%

Value of $10,000 Investment1  as of June 30, 2006

Intermediate Government Bond Fund, Class A (NAV)	$10,607

Intermediate Government Bond Fund, Class A (POP)	$10,369

Intermediate Government Bond Fund, Class Y	$10,664

Lehman Intermediate Treasury Bond Index[2]	$10,747

Class A

Class Y

The chart above illustrates the total value of an assumed $10,000 investment in the fund’s Class A and Class Y shares (from 10/25/2002 to 6/30/2006) as compared to the Lehman Intermediate Treasury Bond Index2.

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

*	Total returns have not been annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Investment performance reflects fee waivers that are or were in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Direct investment in the index is not available.

Total returns at net asset value (“NAV”) reflect performance over the time period indicated without including the fund’s maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price (“POP”) reflect performance over the time period indicated including maximum sales charges of 2.25% for Class A Shares. Total returns assume reinvestment of all distributions at NAV.

Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

[2]	An unmanaged index comprised of public obligations of the U.S. Treasury with a remaining maturity between one and 10 years.
12      First American Funds Annual Report 2006

Intermediate Government Bond fund continued
Expense Example
As a shareholder of the Intermediate Government Bond Fund (the “fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006, to June 30, 2006.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (1/01/06 to
	Value (1/01/06)	Value (6/30/06)	6/30/06)
Class A Actual[2]	$1,000.00	$996.20	$3.71

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76

Class Y Actual[2]	$1,000.00	$996.90	$2.97

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75% and 0.60% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended June 30, 2006 of -0.38% and -0.31% for Class A and Class Y, respectively.
First American Funds Annual Report 2006       13

Intermediate Term Bond fund
Investment Objective: current income to the extent consistent with preservation of capital
How did the fund perform for the nine-month fiscal period ended June 30, 2006?
The First American Intermediate Term Bond Fund (the “fund”), Class Y shares, returned 0.34% for the fiscal period ended June 30, 2006 (Class A shares returned 0.23% without taking the sales charge into account). By comparison, the fund’s benchmark, the Lehman Intermediate Government/ Credit Bond Index*, returned 0.34% for the same period.
What were the general economic and market conditions during the fiscal period?
Economic growth continued at an average pace slightly above sustainable levels during the nine months ending June 30, 2006. Economic growth was volatile on a quarter-by-quarter basis, reflecting disruptions to economic activity associated with the hurricanes last fall and the stimulus provided by the subsequent recovery and rebuilding effort. Gross Domestic Product growth was strong enough to move the unemployment rate down to 4.6% from 5.0% nine months earlier.
The strength in economic activity, fewer excess resources in the economy, and elevated energy prices pushed core inflation measures higher during this period. The rise in inflation and the decline in unemployment resulted in the Federal Reserve (the “Fed”) lifting its target lending rate by 25 basis points at each of its policy meetings during the fiscal period to the current level of 5.25%. As a result of these rate increases, fixed income returns during the period were in general fairly meager. Interest rate increases caused the prices of existing securities to decline, and because yields were fairly low at the beginning of the period, there was very little income to offset these price declines, resulting in very low absolute returns. The latest readings on broad economic activity and key sectors of the economy suggest that Fed tightening has begun to have its desired effect, as economic growth slowed to a sustainable pace during the second quarter of 2006.
How did market conditions and investment strategies affect the fund’s performance?
Our tactical duration strategy, centered on being defensive – i.e., shorter than the benchmark – to reduce risk in a rising-rate environment, contributed strongly to performance, as did the fund’s positioning to take advantage of the flattening yield curve. The fund’s significant allocation to high-quality structured products – like mortgage-backed, commercial mortgage-backed, and asset-backed securities – paid off, as these sectors performed well, offsetting the fund’s underweights in corporate and government bonds. Our overweight in BBB rated securities brought solid gains at the start of the fiscal period, when these issues enjoyed strong performance.
What strategic moves were made by the fund and why?
The fund maintained a sizeable underweight in corporate bonds because, while corporate earnings growth was strong, the reward for credit risk was not compelling, especially in an environment increasingly characterized by shareholder friendly activity on the part of issuers (leveraged buyouts, share buybacks, etc.). The fund also maintained an overweight in structured securities as a defensive way to maintain income in the portfolio (these securities are higher rated and do not present issuer-specific risks associated with corporate bonds). In anticipation of a steepening of the yield curve following the end of the Fed’s tightening cycle, we have begun to increase the fund’s weighting in bonds with maturities ranging from two to five years. We continued to approach the fund’s duration tactically, remaining modestly defensive relative to the index.

*	Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.
Portfolio Allocation as of June 30, 20061  (% of net assets)

Asset-Backed Securities	30.8%
U.S. Government & Agency Securities	27.4
Corporate Bonds	17.4
Collateralized Mortgage Obligation – Private Mortgage-Backed Securities	12.8
U.S. Government Agency Mortgage-Backed Securities	5.6
Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities	4.9
Municipal Bond	0.2
Short-Term Investment	0.1
Other Assets and Liabilities, Net	0.8

100.0%
Credit Quality Distribution as of June 30, 20062  (% of market value)

AAA	78.9%
AA	4.5
A	6.2
BBB	10.2
Non-Rated	0.2

100.0%

[1]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

[2]	Individual security ratings are based on information from Moody’s Investor Service, Standard & Poor’s, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two rating agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.
14      First American Funds Annual Report 2006

Intermediate Term Bond fund continued
Annual Performance1  as of June 30, 2006

	Nine-
	Month
	Period*	1 year	5 years	10 years
Average annual return with sales charge (POP)
Class A	(2.03)%	(2.57)%	3.37%	5.00%

Average annual return without sales charge (NAV)
Class A	0.23%	(0.36)%	3.84%	5.23%

Class Y	0.34%	(0.21)%	4.01%	5.44%

Lehman Intermediate Government/ Credit Bond Index[2]	0.34%	(0.18)%	4.62%	5.81%

Value of $10,000 Investment1  as of June 30, 2006

Intermediate Term Bond Fund, Class A (NAV)	$16,105

Intermediate Term Bond Fund, Class A (POP)	$15,750

Intermediate Term Bond Fund, Class Y	$16,427

Lehman Intermediate Government/ Credit Bond Index[2]	$16,979

Class A

Class Y

The chart above illustrates the total value of an assumed $10,000 investment in the fund’s Class A and Class Y shares (from 10/31/1996 to 6/30/2006) as compared to the Lehman Intermediate Government/Credit Bond Index2.

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

*	Total returns have not been annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Investment performance reflects fee waivers that are or were in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Direct investment in the index is not available.

Total returns at net asset value (“NAV”) reflect performance over the time period indicated without including the fund’s maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price (“POP”) reflect performance over the time period indicated including maximum sales charges of 2.25% for Class A shares for the relevant period. Total returns assume reinvestment of all distributions at NAV.

Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

[2]	An unmanaged index of Treasury Securities, other securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and investment-grade corporate debt securities. In each case with maturities of one to 10 years.
First American Funds Annual Report 2006       15

Intermediate Term Bond fund continued
Expense Example
As a shareholder of the Intermediate Term Bond Fund (the “fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006, to June 30, 2006.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (1/01/06 to
	Value (1/01/06)	Value (6/30/06)	6/30/06)
Class A Actual[2]	$1,000.00	$997.70	$3.71

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76

Class Y Actual[2]	$1,000.00	$998.50	$2.97

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75% and 0.60% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended June 30, 2006 of -0.23% and -0.15% for Class A and Class Y, respectively.
16      First American Funds Annual Report 2006

Short Term Bond fund
Investment Objective: current income while maintaining a high degree of principal stability
How did the fund perform for the nine-month fiscal period ended June 30, 2006?
The First American Short Term Bond Fund (the “fund”) Class Y shares returned 1.87% for the fiscal period ended June 30, 2006 (Class A shares returned 1.75% without taking the sales charge into account). By comparison, the fund’s benchmark, the Lehman 1-3 Year Government/ Credit Bond Index*, returned 1.79% for the same period.
What were the general economic and market conditions during the fiscal period?
Economic growth continued at an average pace slightly above sustainable levels during the nine months ending June 30, 2006. Economic growth was volatile on a quarter-by-quarter basis, reflecting disruptions to economic activity associated with the hurricanes last fall and the stimulus provided by the subsequent recovery and rebuilding effort. Gross Domestic Product growth was strong enough to move the unemployment rate down to 4.6% from 5.0% nine months earlier.
The strength in economic activity, fewer excess resources in the economy, and elevated energy prices pushed core inflation measures higher during this period. The rise in inflation and the decline in unemployment resulted in the Federal Reserve (the “Fed”) lifting its target lending rate by 25 basis points at each of its policy meetings during the fiscal period to the current level of 5.25%. As a result of these rate increases, fixed income returns during the period were in general fairly meager. Interest rate increases caused the prices of existing securities to decline, and because yields were fairly low at the beginning of the period, there was very little income to offset these price declines, resulting in very low absolute returns. The latest readings on broad economic activity and key sectors of the economy suggest that Fed tightening has begun to have its desired effect, as economic growth slowed to a sustainable pace during the second quarter of 2006.
How did market conditions and investment strategies affect the fund’s performance?
With its emphasis on short-term securities, the fund’s strategy is defensive, seeking to minimize risk to income from rate changes over the long term. Unfortunately, the relentless tightening of monetary policy had a profoundly negative impact on the short end of the yield curve, and the overall returns for the fund were quite modest on an absolute basis. Fund performance benefited from a combination of sector weighting, duration strategy, and yield-curve positioning. The fund’s short duration, reducing risk as interest rates rose, helped performance as the portfolio was strategically defensive amidst the Fed tightening campaign. We generated income by overweighting sectors not included in the fund’s benchmark index; in this space, an overweight to asset-backed securities and commercial mortgage-backed securities proved beneficial, as they outpaced other market sectors during the fiscal period. An overweight to short-term mortgage products also added value.
What strategic moves were made by the fund and why?
The fund maintained a defensive duration – i.e., shorter than the fund’s benchmark – given market-rate levels that seemed inconsistent with both current and expected Fed fund rates. The fund had a significant underweight to Treasuries and agencies because valuations on most short-duration non-government sectors – i.e., mortgage- and asset-backed securities and corporate debt securities – offered more compelling risk/reward opportunities. Our substantial overweight to short asset-backed securities and commercial mortgage-backed securities served as a way to maintain income in the portfolio.

*	Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.
Portfolio Allocation as of June 30, 20061  (% of net assets)

Asset-Backed Securities	34.8%
U.S. Government Agency Mortgage-Backed Securities	16.5
U.S. Government & Agency Securities	14.5
Corporate Bonds	13.8
Collateralized Mortgage Obligation – Private Mortgage-Backed Securities	11.7
Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities	6.8
Short-Term Investments	1.6
Other Assets and Liabilities, Net	0.3

100.0%
Credit Quality Distribution as of June 30, 20062  (% of market value)

AAA	79.9%
AA	5.8
A	5.0
BBB	8.9
BB	0.4

100.0%

[1]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

[2]	Individual security ratings are based on information from Moody’s Investor Service, Standard & Poor’s, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two rating agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.
First American Funds Annual Report 2006       17

Short Term Bond fund continued
Annual Performance1  as of June 30, 2006

	Nine-
	Month
	Period*	1 year	5 years	10 years
Average annual return with sales charge (POP)
Class A	(0.55)%	(0.28)%	2.34%	4.26%

Average annual return without sales charge (NAV)
Class A	1.75%	2.02%	2.80%	4.50%

Class Y	1.87%	2.07%	2.96%	4.60%

Lehman 1-3 Year Government/ Credit Bond Index[2]	1.79%	1.92%	3.50%	5.03%

Value of a $10,000 Investment1  as of June 30, 2006

Short Term Bond Fund, Class A (NAV)	$15,284

Short Term Bond Fund, Class A (POP)	$14,937

Short Term Bond Fund, Class Y	$15,429

Lehman 1-3 Year Government/ Credit Bond Index[2]	$16,062

Class A

Class Y

The chart above illustrates the total value of an assumed $10,000 investment in the fund’s Class A and Class Y shares (from 9/30/1996 to 6/30/2006) as compared to the Lehman 1-3 Year Government/Credit Bond Index2.

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.
* Total returns have not been annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Investment performance reflects fee waivers that are or were in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Direct investment in the index is not available.

Total returns at net asset value (“NAV”) reflect performance over the time period indicated without including the fund’s maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price (“POP”) reflect performance over the time period indicated including maximum sales charges of 2.25% for Class A shares for the relevant period. Total returns assume reinvestment of all distributions at NAV.

Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

[2]	An unmanaged index of one-to-three-year Treasury securities, other securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and investment-grade corporate debt securities.
18      First American Funds Annual Report 2006

Short Term Bond fund continued
Expense Example
As a shareholder of the Short Term Bond Fund (the “fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006, to June 30, 2006.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (1/01/06 to
	Value (1/01/06)	Value (6/30/06)	6/30/06)
Class A Actual[2]	$1,000.00	$1,011.80	$3.74

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76

Class Y Actual[2]	$1,000.00	$1,012.50	$2.99

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75% and 0.60% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended June 30, 2006 of 1.18% and 1.25% for Class A and Class Y, respectively.
First American Funds Annual Report 2006       19

Total Return Bond fund
Investment Objective: high current income consistent with prudent risk to capital
How did the fund perform for the nine-month fiscal period ended June 30, 2006?
The First American Total Return Bond Fund, Class Y shares, returned 0.02% for the fiscal period ended June 30, 2006 (Class A shares returned -0.17% without taking the sales charge into account). By comparison, the fund’s benchmark, the Lehman Aggregate Bond Index*, returned -0.13% for the same period.
What were the general economic and market conditions during the fiscal period?
Economic growth continued at an average pace slightly above sustainable levels during the nine months ending June 30, 2006. Economic growth was volatile on a quarter-by-quarter basis, reflecting disruptions to economic activity associated with the hurricanes last fall and the stimulus provided by the subsequent recovery and rebuilding effort. Gross Domestic Product growth was strong enough to move the unemployment rate down to 4.6% from 5.0% nine months earlier.
The strength in economic activity, fewer excess resources in the economy, and elevated energy prices pushed core inflation measures higher during this period. The rise in inflation and the decline in unemployment resulted in the Federal Reserve (the “Fed”) lifting its target lending rate by 25 basis points at each of its policy meetings during the fiscal period to the current level of 5.25%. As a result of these rate increases, fixed income returns during the period were in general fairly meager. Interest rate increases caused the prices of existing securities to decline, and because yields were fairly low at the beginning of the period, there was very little income to offset these price declines, resulting in very low absolute returns. The latest readings on broad economic activity and key sectors of the economy suggest that Fed tightening has begun to have its desired effect, as economic growth slowed to a sustainable pace during the second quarter of 2006.
How did market conditions and investment strategies affect the fund’s performance?
Sustained Fed tightening, driven by robust economic growth and increasing price pressures, caused market interest rates to rise significantly across all maturities last fiscal period. The yield curve continued its flattening trend, becoming inverted in early 2006. Consequently, two key drivers of performance for the period were the fund’s defensive duration posture, adopted to reduce risk as interest rates rose, and its strategic positioning for a flattening yield curve. Emerging markets and high-yield corporate bonds performed well during the period. The fund’s holdings in emerging markets bonds, below investment-grade corporate bonds, and non-U.S. dollar exposure were all significant sources of relative return, with each contributing a similar amount to the fund’s return.
Issue selection, primarily within the mortgage and corporate sectors, also helped the fund’s relative performance. Sector selection within traditional bond market sectors also added value, primarily because of the fund’s overweight in mortgage-backed securities and corresponding underweight to investment-grade corporate bonds.
What strategic moves were made by the fund and why?
While we reduced our emerging-market and high-yield holdings in the middle of the fiscal period, mainly due to high valuations, we increased exposure in the non U.S. dollar sector. Fixed-income valuations are attractive overseas and the dollar is increasingly vulnerable to decline, in light of the peaking of the U.S. tightening cycle and strengthening foreign economies. Following declines in emerging-market equities and bonds late in the fiscal period, we took advantage of improved valuations to add selectively to the fund’s holdings in emerging-market bonds.
During the fiscal period, we moderated the fund’s yield-curve flattening bias, gradually increasing the fund’s weighting in intermediate-term bonds in anticipation of a steepening of the yield curve following the end of the Fed’s tightening cycle. We also brought the fund’s duration closer to neutral as the fiscal period ended, after having been defensive for most of the period. Corporate issue selection changes were guided by bottom-up research opportunities and evolving themes related to the maturing of the economic cycle.

*	Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.
Portfolio Allocation as of June 30, 20061  (% of net assets)

U.S. Government Agency Mortgage-Backed Securities	30.8%
Corporate Bonds	19.6
Asset-Backed Securities	19.3
Collateralized Mortgage Obligation – Private Mortgage-Backed Securities	16.5
U.S. Government & Agency Securities	7.1
Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities	6.6
Municipal Bonds	0.5
Short-Term Investments	3.0
Other Assets and Liabilities, Net	(3.4)

100.0%
Credit Quality Distribution as of June 30, 20062  (% of market value)

AAA	77.3%
AA	4.2
A	3.1
BBB	7.8
BB	5.2
B	1.7
Not-Rated	0.7

100.0%

[1]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

[2]	Individual security ratings are based on information from Moody’s Investor Service, Standard & Poor’s, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two rating agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.
20      First American Funds Annual Report 2006

Total Return Bond fund continued
Annual Performance1 as of June 30, 2006

	Nine-			Since Inception
	Month
	Period*	1 year	5 years	2/01/2000	9/24/2001
Average annual return with sales charge (POP)
Class A	(4.40)%	(4.55)%	4.00%	5.22%	—

Class B	(5.58)%	(5.92)%	3.76%	5.12%	—

Class C	(1.70)%	(2.09)%	4.09%	5.10%	—

Average annual return without sales charge (NAV)
Class A	(0.17)%	(0.28)%	4.91%	5.93%	—

Class B	(0.74)%	(1.13)%	4.09%	5.12%	—

Class C	(0.74)%	(1.13)%	4.09%	5.10%	—

Class R	(0.44)%	(0.72)%	—	—	4.68%

Class Y	0.02%	(0.13)%	5.15%	6.17%	—

Lehman Aggregate Bond Index[2]	(0.13)%	(0.81)%	4.97%	6.26%	4.37%

Value of $10,000 Investment1, 3  as of June 30, 2006

Total Return Bond Fund, Class A (NAV)	$14,465

Total Return Bond Fund, Class A (POP)	$13,855

Total Return Bond Fund, Class Y	$14,677

Lehman Aggregate Bond Index[2]	$14,758

Class A

Class Y

The chart above illustrates the total value of an assumed $10,000 investment in the fund’s Class A and Class Y shares (from 2/01/2000 to 6/30/2006) as compared to the Lehman Aggregate Bond Index2.

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

*	Total returns have not been annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Investment performance reflects fee waivers that are or were in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Direct investment in the index is not available.

Total returns at net asset value (“NAV”) reflect performance over the time period indicated without including the fund’s maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price (“POP”) reflect performance over the time period indicated including maximum sales charges of 4.25% for Class A shares and the maximum contingent deferred sales charge (“CDSC”) for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares, decreasing annually to 0% in the seventh year following purchase, and 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

A significant portion of the Fund’s portfolio may consist of lower-rated debt obligations, which are commonly called “high-yield” securities or “junk bonds.” High-yield securities generally have more volatile prices and carry more risk to principal than investment-grade securities. The Fund may also invest in foreign securities. International investing involves risks not typically associated with domestic investing including risks of adverse currency fluctuations, potential political and economic instability, different accounting standards, limited liquidity, and volatile prices.

[2]	An unmanaged index comprised of the Lehman Government/ Credit Bond Index, the Lehman Mortgage Backed Securities Index, and the Lehman Asset Backed Securities Index. The Lehman Government/ Credit Bond Index is comprised of Treasury securities, other securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including U.S. agency mortgage securities, and investment-grade corporate debt securities. The Lehman Mortgage Backed Securities Index is comprised of the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae, and Freddie Mac. The Lehman Asset Backed Securities Index is comprised of debt securities rated investment grade or higher that are backed by credit card, auto, and home equity loans.

[3]	Performance for Class B, Class C, and Class R shares is not presented. Performance for these classes will vary due to different expense structures.
First American Funds Annual Report 2006       21

Total Return Bond fund continued
Expense Example
As a shareholder of the Total Return Bond Fund (the “fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006, to June 30, 2006.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (1/01/06 to
	Value (1/01/06)	Value (6/30/06)	6/30/06)
Class A Actual[2]	$1,000.00	$992.10	$4.94

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01

Class B Actual[2]	$1,000.00	$988.30	$8.63

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,016.12	$8.75

Class C Actual[2]	$1,000.00	$988.30	$8.63

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,016.12	$8.75

Class R Actual[2]	$1,000.00	$990.00	$6.22

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,018.55	$6.31

Class Y Actual[2]	$1,000.00	$993.30	$3.71

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.00%, 1.75%, 1.75%, 1.25%, and 0.75% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended June 30, 2006 of -0.79%, -1.17%, -1.17%, -1.00%, and -0.67% for Class A, Class B, Class C, Class R, and Class Y, respectively.
22      First American Funds Annual Report 2006

U.S. Government Mortgage fund
Investment Objective: high current income to the extent consistent with the preservation of capital
How did the fund perform for the nine-month fiscal period ended June 30, 2006?
The First American U.S. Government Mortgage Fund (the “fund”), Class Y shares returned 0.38% for the fiscal period ended June 30, 2006 (Class A shares returned 0.09% without taking the sales charge into account). By comparison, the fund’s benchmark, the Lehman Mortgage-Backed Securities Index*, returned 0.54% for the same period.
What were the general economic and market conditions during the fiscal period?
Economic growth continued at an average pace slightly above sustainable levels during the nine months ending June 30, 2006. Economic growth was volatile on a quarter-by-quarter basis, reflecting disruptions to economic activity associated with the hurricanes last fall and the stimulus provided by the subsequent recovery and rebuilding effort. Gross Domestic Product growth was strong enough to move the unemployment rate down to 4.6% from 5.0% nine months earlier.
The strength in economic activity, fewer excess resources in the economy, and elevated energy prices pushed core inflation measures higher during this period. The rise in inflation and the decline in unemployment resulted in the Federal Reserve (the “Fed”) lifting its target lending rate by 25 basis points at each of its policy meetings during the fiscal period to the current level of 5.25%. As a result of these rate increases, fixed income returns during the period were in general fairly meager. Interest rate increases caused the prices of existing securities to decline, and because yields were fairly low at the beginning of the period, there was very little income to offset these price declines, resulting in very low absolute returns. The latest readings on broad economic activity and key sectors of the economy suggest that Fed tightening has begun to have its desired effect, as economic growth slowed to a sustainable pace during the second quarter of 2006.
How did market conditions and investment strategies affect the fund’s performance?
Mortgage-backed security returns were fairly modest this fiscal period. Valuations were expensive at the beginning of the period and massive deleveraging by the government-sponsored enterprises that finance housing combined to drive spreads wider in the second half of 2005, causing mortgage-backed securities to underperform all other investment-grade sectors. The fund did benefit, however, from defensive positioning within the mortgage-backed securities sector as the portfolio was emphasizing seasoned mortgage pools, high-coupon securities, and 15-year mortgage paper. All of these mortgage types are defensive in nature, and they outperformed the overall mortgage-backed market during the period. The fund also carried a shorter-than benchmark duration and a bias toward a flattening Treasury yield curve, both of which helped performance as rates rose and the yield curve flattened. Overweights to non-agency mortgage securities and structured-mortgage securities also added value, as these securities outperformed agency issues.
What strategic moves were made by the fund and why?
The fund lengthened its duration to be more in line with the benchmark as it appears that the Fed is nearing the end of the tightening cycle. Our position within the mortgage-backed securities sector remains defensive, emphasizing seasoned loans, 15-year mortgage securities, and structured mortgage paper, all of which are relatively less susceptible to extension risk (i.e., lengthening in a security’s duration due to the deceleration of prepayments) in a higher rate and slower housing environment. As prepayments slowed due to the rise in rates, the portfolio also emphasized higher-coupon securities to maximize income. The fund had an overweight to non-agency mortgage securities, which trade at yield advantages to agency securities and often have favorable loan characteristics that can improve the return profile of the portfolio.

*	Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.
Portfolio Allocation as of June 30, 20061  (% of net assets)

U.S. Government Agency Mortgage-Backed Securities	99.6%
Collateralized Mortgage Obligation – Private Mortgage-Backed Securities	19.4
Asset-Backed Securities	4.6
Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities	2.0
Short-Term Investments	2.6
Other Assets and Liabilities, Net	(28.2)

100.0%
Credit Quality Distribution as of June 30, 20062  (% of market value)

AAA	96.2%
AA	3.5
BBB	0.3

100.0%

[1]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

[2]	Individual security ratings are based on information from Moody’s Investor Service, Standard & Poor’s, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two rating agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.
First American Funds Annual Report 2006       23

U.S. Government Mortgage fund continued
Annual Performance1  as of June 30, 2006

	Nine-				Since Inception
	Month
	Period*	1 year	5 years	10 years	9/24/2001
Average annual return with sales charge (POP)
Class A	(4.18)%	(4.48)%	2.93%	4.47%	—

Class B	(5.21)%	(5.79)%	2.54%	4.15%	—

Class C	(1.34)%	(1.88)%	—	—	2.36%
Average annual return without sales charge (NAV)
Class A	0.09%	(0.27)%	3.82%	4.92%	—

Class B	(0.38)%	(1.02)%	3.05%	4.15%	—

Class C	(0.38)%	(0.93)%	—	—	2.36%

Class R	0.04%	(0.48)%	3.71%	4.82%	—

Class Y	0.38%	0.08%	4.09%	5.17%	—

Lehman Mortgage-Backed Securities Index[2]	0.54%	0.40%	4.65%	6.13%	4.08%

Value of $10,000 Investment 1, 3  as of June 30, 2006

U.S. Government Mortgage Fund, Class A (NAV)	$15,526

U.S. Government Mortgage Fund, Class A (POP)	$14,871

U.S. Government Mortgage Fund, Class Y	$15,871

Lehman Mortgage-Backed Securities Index[2]	$17,180

Class A

Class Y

The chart above illustrates the total value of an assumed $10,000 investment in the fund’s Class A and Class Y shares (from 11/30/1996 to 6/30/2006) as compared to the Lehman Mortgage-Backed Securities Index2.

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

*	Total returns have not been annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Investment performance reflects fee waivers that are or were in effect. In the absence of such fee waivers, total returns would be reduced. Index is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Direct investment in the index is not available.

Total returns at net asset value (“NAV”) reflect performance over the time period indicated without including the fund’s maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price (“POP”) reflect performance over the time period indicated including maximum sales charges of 4.25% for Class A shares and the maximum contingent deferred sales charge (“CDSC”) for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares, decreasing annually to 0% in the seventh year following purchase, and 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

On September 24, 2001, the U.S. Government Mortgage Fund became the successor by merger to the Firstar U.S. Government Securities Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to September 24, 2001, represents that of the Firstar U.S. Government Securities Fund. The Firstar U.S. Government Securities Fund was organized on November 27, 2000, and, prior to that, was a separate series of Mercantile Mutual Funds, Inc.

Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

[2]	An unmanaged index comprised of the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae, and Freddie Mac. It is formed by grouping the universe of more than 600,000 individual fixed-rate MBS pools into approximately 3,500 generic aggregates. The aggregates included are priced daily using a matrix pricing routine based on trade price quotations by agency, program, coupon, and degree of seasoning.

[3]	Performance for Class B, Class C, and Class R shares is not presented. Performance for these classes will vary due to different expense structures.
24      First American Funds Annual Report 2006

U.S. Government Mortgage fund continued
Expense Example
As a shareholder of the U.S. Government Mortgage Fund (the “fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006, to June 30, 2006.
Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expense Examples

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (1/01/06 to
	Value (1/01/06)	Value (6/30/06)	6/30/06)
Class A Actual[2]	$1,000.00	$996.20	$4.70

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	$4.76

Class B Actual[2]	$1,000.00	$993.40	$8.40

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,016.36	$8.50

Class C Actual[2]	$1,000.00	$993.40	$8.40

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,016.36	$8.50

Class R Actual[2]	$1,000.00	$995.10	$5.99

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,018.79	$6.06

Class Y Actual[2]	$1,000.00	$998.40	$3.47

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.95%, 1.70%, 1.70%, 1.20%, and 0.70% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended June 30, 2006 of -0.38%, -0.66%, -0.66%, -0.49%, and -0.16% for Class A, Class B, Class C, Class R, and Class Y, respectively.
First American Funds Annual Report 2006       25

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Directors
First American Investment Funds, Inc.
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Core Bond, High Income Bond, Inflation Protected Securities, Intermediate Government Bond, Intermediate Term Bond, Short Term Bond, Total Return Bond, and U.S. Government Mortgage Funds (series of First American Investment Funds, Inc.) (the “funds”) as of June 30, 2006, and the related statements of operations, changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and the financial highlights are the responsibility of the funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included verification by examination of securities held by the custodian as of June 30, 2006 and confirmation of the securities held, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of the funds listed above of First American Investment Funds, Inc. at June 30, 2006, the results of their operations, changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Minneapolis, Minnesota
August 11, 2006
26      First American Funds Annual Report 2006

Schedule of  Investments June 30, 2006, all dollars are rounded to thousands (000)

Core Bond Fund
DESCRIPTION	PAR	VALUE

U.S. Government Agency Mortgage-Backed Securities – 37.1%
Adjustable Rate (a) – 3.9%
Federal Home Loan Mortgage Corporation Pool
5.129%, 05/01/2025, #846757	$357	$363
5.935%, 04/01/2029, #847190 (b)	2,821	2,866
5.954%, 03/01/2030, #847180 (b)	4,287	4,371
4.887%, 07/01/2030, #847240 (b)	4,066	4,121
5.261%, 06/01/2031, #846984 (b)	1,580	1,608
Federal National Mortgage Association Pool
6.014%, 08/01/2030, #555843 (b)	9,152	9,256
6.210%, 03/01/2031, #545359	1,197	1,222
5.934%, 09/01/2033, #725553 (b)	3,316	3,324
5.286%, 11/01/2034, #735054 (b)	12,925	12,594
5.000%, 05/01/2035, #357883 (b)	19,203	18,037
4.871%, 09/01/2035, #745168 (b)	13,417	12,976

		70,738

Fixed Rate – 33.2%
Federal Home Loan Mortgage Corporation Pool
4.000%, 10/01/2010, #M80855 (b)	11,922	11,450
4.500%, 03/01/2018, #P10023 (b)	3,009	2,886
4.500%, 05/01/2018, #P10032 (b)	6,356	6,098
5.000%, 05/01/2018, #E96700 (b)	11,452	11,048
6.500%, 01/01/2028, #G00876	1,451	1,466
6.500%, 11/01/2028, #C00676	2,775	2,805
6.500%, 12/01/2028, #C00689	1,953	1,974
6.500%, 04/01/2029, #C00742	1,174	1,187
6.500%, 07/01/2031, #A17212 (b)	5,792	5,848
6.000%, 11/01/2033, #A15521 (b)	4,448	4,393
Federal National Mortgage Association Pool
7.750%, 06/01/2008, #001464	5	5
3.790%, 07/01/2013, #386314 (b)	25,263	22,826
5.500%, 02/01/2014, #440780 (b)	2,820	2,772
7.000%, 02/01/2015, #535206	753	773
7.000%, 08/01/2016, #591038 (b)	1,406	1,442
5.500%, 12/01/2017, #673010 (b)	5,257	5,170
5.000%, 06/01/2018, #555545 (b)	8,085	7,804
5.000%, 11/01/2018, #750989 (b)	19,423	18,748
4.500%, 01/01/2019, #755666 (b)	4,625	4,382
5.000%, 11/01/2019, #725934	3,844	3,708
5.500%, 01/01/2020, #735386 (b)	9,342	9,183
5.500%, 06/01/2020, #735792	7,911	7,777
5.000%, 02/01/2021, #745279	25,376	24,447
5.000%, 03/01/2021, #845444	41,245	39,725
6.000%, 10/01/2022, #254513 (b)	5,144	5,125
5.500%, 10/01/2024, #255456 (b)	13,397	13,022
5.500%, 01/01/2025, #255575 (b)	11,643	11,318
5.500%, 02/01/2025, #255628 (b)	16,411	15,952
7.000%, 04/01/2026, #340798	552	566
7.000%, 05/01/2026, #250551	576	591
6.500%, 02/01/2029, #252255	2,343	2,367
6.500%, 12/01/2031, #254169 (b)	7,214	7,254
6.000%, 04/01/2032, #745101	13,469	13,425
7.000%, 07/01/2032, #254379	3,503	3,589
7.000%, 07/01/2032, #545813 (b)	1,534	1,572
7.000%, 07/01/2032, #545815 (b)	956	979
6.000%, 09/01/2032, #254447 (b)	5,794	5,724
6.000%, 03/01/2033, #688330 (b)	9,028	8,919
5.500%, 04/01/2033, #694605 (b)	10,872	10,489
6.500%, 05/01/2033, #555798 (b)	7,569	7,638
5.500%, 06/01/2033, #843435 (b)	7,524	7,260
5.500%, 07/01/2033, #709446 (b)	12,928	12,472
5.500%, 07/01/2033, #728667	4,931	4,757
5.500%, 08/01/2033, #733380 (b)	12,289	11,856
5.000%, 10/01/2033, #741897 (b)	13,379	12,567
5.500%, 10/01/2033, #555800	18,589	17,933
6.000%, 11/01/2033, #772130	1,012	999
6.000%, 11/01/2033, #772256	1,199	1,184
5.500%, 12/01/2033, #756202 (b)	9,142	8,819
6.000%, 12/01/2033, #756200	4,655	4,595
5.000%, 03/01/2034, #725205 (b)	8,594	8,072
5.000%, 03/01/2034, #725248 (b)	4,273	4,013
5.000%, 03/01/2034, #725250 (b)	7,637	7,174
5.500%, 04/01/2034, #725424 (b)	11,381	10,979
5.500%, 05/01/2034, #357571 (b)	14,340	13,811
5.000%, 06/01/2034, #782909 (b)	6,184	5,799
6.500%, 06/01/2034, #735273 (b)	11,731	11,835
5.500%, 07/01/2034 (c)	66,625	63,981
6.000%, 07/01/2034 (c)	18,215	17,925
5.500%, 08/01/2034, #745563 (c)	14,111	13,791
5.500%, 10/01/2034, #255411 (b)	2,585	2,490
6.000%, 10/01/2034, #781776	2,326	2,294
6.000%, 09/01/2035, #832711 (b)	9,255	9,116
6.000%, 09/01/2035, #832773 (b)	6,984	6,879
5.500%, 03/01/2036, #870157	18,931	18,184
6.500%, 04/01/2036, #831377	7,116	7,154
6.500%, 04/01/2036, #852909	7,338	7,377
Government National Mortgage Association Pool
4.750%, 08/20/2023, #008259 (a)	2	2
7.500%, 11/15/2030, #537699 (b)	693	724
6.000%, 11/15/2033, #612374 (b)	8,527	8,470

		608,959

Total U.S. Government Agency
Mortgage-Backed Securities
(Cost $700,105)		679,697

Asset-Backed Securities – 20.2%
Automotive – 2.8%
Harley Davidson Motorcycle Trust Series 2005-4, Class A2
4.850%, 06/15/2012	7,325	7,214
Hertz Vehicle Financing Series 2005-2A, Class A6
5.080%, 11/25/2011 (d)	14,690	14,293
Triad Auto Receivables Owner Trust Series 2006-A, Class A3
4.770%, 01/12/2011	11,140	10,984
Volkswagen Auto Loan Enhanced Trust Series 2005-1, Class A4
4.860%, 04/20/2012	18,400	18,090

		50,581

Commercial – 10.5%
Banc of America Commercial Mortgage Series 2006-2, Class A4
5.741%, 05/10/2045	17,160	17,060
Bank of America Commercial Mortgage Series 2004-5, Class A3
4.561%, 11/10/2041	14,830	14,022
Bear Stearns Commercial Mortgage Securities Series 2005-PW10, Class A4
5.405%, 12/11/2040	10,185	9,840
Commercial Mortgage Pass-Through Certificates Series 2006-CN2A, Class A2FX
5.449%, 02/05/2019 (d)	9,225	9,052
Series 2005-LP5, Class A2
4.630%, 05/10/2043	14,180	13,679
Deutsche Mortgage and Asset Receiving Series 1998-C1, Class A2
6.538%, 06/15/2031	5,658	5,707
GE Capital Commercial Mortgage Corporation Series 2005-C3, Class A2
4.853%, 07/10/2045	11,590	11,256
First American Funds Annual Report 2006       27

Schedule of  Investments continued

Core Bond Fund (continued)
DESCRIPTION	PAR	VALUE

GMAC Commercial Mortgage Securities Series 2004-C2, Class A1
3.896%, 08/10/2038	$8,735	$8,487
Series 2005-C1, Class A2
4.471%, 05/10/2043	19,200	18,418
Greenwich Capital Commercial Funding Series 2003-C1, Class A2
3.285%, 07/05/2035	14,170	13,299
J.P. Morgan Chase Commercial Mortgage Securities Series 2005-LDP5, Class A4
5.345%, 12/15/2044 (a)	8,635	8,261
LB-UBS Commercial Mortgage Trust Series 2003-C3, Class A2
3.086%, 05/15/2027	19,520	18,657
Series 2005-C7, Class A2
5.103%, 11/15/2030	12,790	12,486
Nomura Asset Securities Series 1998-D6, Class A1B
6.590%, 03/15/2030	12,465	12,636
Wachovia Bank Commercial Mortgage Trust Series 2005-C19, Class A5
4.661%, 05/15/2044	21,390	20,081

		192,941

Credit Card – 4.1%
American Express Credit Account Series 2004-4, Class C
5.371%, 03/15/2012 (a) (d)	4,500	4,520
Citibank Credit Card Issuance Trust Series 2006-B2, Class B2
5.150%, 03/07/2011	7,775	7,664
Series 2006-A4, Class A4
5.450%, 05/10/2013	29,430	29,182
MBNA Credit Card Master Note Trust Series 2005-A1, Class A1
4.200%, 09/15/2010	14,285	13,968
Series 2003-C6, Class C6
6.261%, 12/15/2010 (a)	4,800	4,895
Providian Gateway Master Trust Series 2004-DA, Class A
3.350%, 09/15/2011 (d)	15,310	14,917

		75,146

Home Equity – 0.2%
Amresco Residential Security Mortgage Series 1997-3, Class A9
6.960%, 03/25/2027	311	311
Countrywide Asset-Backed Certificates Series 2003-SC1, Class M2
6.581%, 09/25/2023 (a)	1,443	1,455
Residential Asset Securities Series 2004-KS3, Class A2B2
5.291%, 04/25/2034 (a)	1,371	1,374
Saxon Asset Securities Trust Series 2004-1, Class A
5.351%, 03/25/2035 (a)	1,338	1,338

		4,478

Other – 2.6%
Global Signal Trust Series 2004-2A, Class A
4.232%, 12/15/2014 (d)	11,480	10,976
Series 2006-1, Class C
5.707%, 02/15/2036 (d)	8,093	7,939
GRP/ AG Real Estate Asset Trust Series 2004-2, Class A
4.207%, 07/25/2034 (d)	514	504
Series 2005-1, Class A
4.850%, 01/25/2035 (d)	1,922	1,897
Small Business Administration Series 2005-P10B, Class 1
4.940%, 08/10/2015	10,838	10,456
Series 2006-P10A, Class 1
5.408%, 02/10/2016	16,837	16,358

		48,130

Total Asset-Backed Securities
(Cost $382,307)		371,276

U.S. Government & Agency
Securities (b) – 17.1%
U.S. Agency Debentures – 3.9%
Federal National Mortgage Association
3.875%, 02/15/2010	19,000	18,021
5.125%, 04/15/2011	17,350	17,088
6.125%, 03/15/2012	9,200	9,479
5.250%, 08/01/2012	28,285	27,636

		72,224

U.S. Treasuries – 13.2%
U.S. Treasury Bonds
9.000%, 11/15/2018	25,280	33,784
8.750%, 08/15/2020	6,300	8,437
6.250%, 08/15/2023	33,500	36,947
7.625%, 02/15/2025	6,055	7,690
5.500%, 08/15/2028	11,850	12,175
5.375%, 02/15/2031	4,380	4,456
4.500%, 02/15/2036	13,110	11,755
U.S. Treasury Notes
4.000%, 09/30/2007	5,790	5,704
3.375%, 11/15/2008	22,565	21,678
4.375%, 11/15/2008	14,060	13,819
4.500%, 02/28/2011	3,460	3,374
2.375%, 04/15/2011	19,684	19,606
4.500%, 02/15/2016	45,545	43,332
5.125%, 05/15/2016	18,270	18,249

		241,006

Total U.S. Government & Agency Securities
(Cost $323,156)		313,230

Collateralized Mortgage Obligation –
Private Mortgage-Backed
Securities – 12.3%
Adjustable Rate (a) – 6.3%
Bank of America Mortgage Securities Series 2004-G, Class 2A3
4.232%, 08/25/2034	5,739	5,701
Citigroup Mortgage Loan Trust Series 2005-7, Class 2A1A
4.862%, 09/25/2035	13,247	12,837
GMAC Mortgage Corporation Loan Trust Series 2003-AR2, Class 4A1
4.725%, 12/19/2033	12,700	12,137
Indymac Index Mortgage Loan Trust Series 2006-AR13, Class A1
6.112%, 07/25/2036	14,017	14,057
Sequoia Mortgage Trust Series 2004-4, Class X1
0.765%, 05/20/2034 (e)	118,439	866
The accompanying notes are an integral part of the financial statements.
28      First American Funds Annual Report 2006

Core Bond Fund (continued)
DESCRIPTION	PAR	VALUE

Structured Adjustable Rate Mortgage Loan Trust Series 2004-11, Class A
6.623%, 08/25/2034	$1,931	$1,936
Wachovia Mortgage Loan Trust Series 2005-B, Class 1A1
4.977%, 10/20/2035	10,442	10,270
Washington Mutual Series 2004-AR7, Class A6
3.943%, 07/25/2034	12,035	11,546
Wells Fargo Mortgage Backed Securities Trust Series 2003-D, Class A1
4.800%, 02/25/2033	5,306	5,226
Series 2003-O, Class 5A1
4.812%, 01/25/2034	17,634	16,904
Series 2004-N, Class A3
4.098%, 08/25/2034	16,045	15,832
Series 2004-EE, Class B1
3.988%, 12/25/2034	8,544	8,153

		115,468

Fixed Rate – 6.0%
Bank of America Mortgage Securities Series 2003-6, Class 1A30
4.750%, 08/25/2033	7,350	7,113
Countrywide Alternative Loan Trust Series 2004-12CB, Class 1A1
5.000%, 07/25/2019	8,095	7,808
Series 2004-2CB, Class 1A1
4.250%, 03/25/2034	5,910	5,747
Series 2004-24CB, Class 1A1
6.000%, 11/25/2034	6,640	6,493
GMAC Mortgage Corporation Loan Trust Series 2004-J5, Class A7
6.500%, 01/25/2035	9,193	9,175
GSR Mortgage Loan Trust Series 2004-10F, Class 3A1
5.500%, 08/25/2019	7,774	7,627
Master Alternative Loans Trust Series 2005-2, Class 1A3
6.500%, 03/25/2035	4,529	4,524
Master Asset Securitization Trust Series 2003-6, Class 3A1
5.000%, 07/25/2018	9,697	9,348
Morgan Stanley Mortgage Loan Trust Series 2004-9, Class 1A
6.224%, 11/25/2034	8,011	7,956
Residential Asset Mortgage Products Series 2003-SL1, Class M1
7.316%, 04/25/2031	8,519	8,670
Series 2004-SL4, Class A3
6.500%, 07/25/2032	4,419	4,455
Residential Asset Securitization Trust Series 2002-A12, Class 1A1
5.200%, 11/25/2032	95	94
Washington Mutual Series 2003-S10, Class A2
5.000%, 10/25/2018	10,804	10,510
Series 2004-CB1, Class 1A
5.250%, 06/25/2019	11,703	11,421
Wells Fargo Mortgage Backed Securities Trust Series 2003-14, Class A1
4.750%, 12/25/2018	9,668	9,112
Westam Mortgage Financial Series 11, Class A
6.360%, 08/26/2020	75	75

		110,128

Total Collateralized Mortgage Obligation –
Private Mortgage-Backed Securities
(Cost $231,435)		227,994

Corporate Bonds – 11.2%
Banking – 0.7%
First National Bank of Chicago
8.080%, 01/05/2018	1,388	1,535
J.P. Morgan Chase
5.150%, 10/01/2015	5,660	5,283
J.P. Morgan Chase XVII
5.850%, 08/01/2035	4,300	3,800
Shinsei Finance Cayman,
6.418% through 07/20/2016 thereafter variable, 07/20/2048 (b) (d)	3,000	2,818

		13,436

Basic Industry – 1.0%
Celulosa Arauco y Constitucion
5.625%, 04/20/2015	3,000	2,794
Falconbridge
7.350%, 06/05/2012	5,135	5,349
Southern Copper
7.500%, 07/27/2035	5,655	5,399
Teck Cominco Limited
6.125%, 10/01/2035	2,975	2,663
Vale Overseas
6.250%, 01/11/2016	2,485	2,367

		18,572

Brokerage – 1.7%
Goldman Sachs Group
5.350%, 01/15/2016 (b)	14,770	13,949
Merrill Lynch
6.050%, 05/16/2016	9,170	9,109
Morgan Stanley
5.375%, 10/15/2015 (b)	8,270	7,829

		30,887

Capital Goods – 0.2%
Hutchison Whampoa International
7.450%, 11/24/2033 (d)	3,900	4,122

Communications – 1.6%
Comcast
7.050%, 03/15/2033	6,900	7,000
News America Holdings
7.700%, 10/30/2025	4,015	4,286
Telecom Italia Capital
4.000%, 11/15/2008 (b)	5,765	5,530
Time Warner Entertainment
8.375%, 07/15/2033	7,140	8,078
Verizon Global Funding
7.750%, 12/01/2030	4,275	4,611

		29,505

Consumer Cyclical – 0.4%
DaimlerChrysler
4.875%, 06/15/2010	3,735	3,571
Duty Free International
7.000%, 01/15/2004 (f) (g)	2,191	438
First American Funds Annual Report 2006       29

Schedule of  Investments continued

Core Bond Fund (continued)
DESCRIPTION	PAR	VALUE

Harrah’s
5.750%, 10/01/2017	$3,345	$3,047

		7,056

Consumer Non Cyclical – 0.4%
Kroger
7.250%, 06/01/2009	7,000	7,246

Electric – 1.4%
Florida Power & Light
5.650%, 02/01/2037	4,160	3,822
MidAmerican Energy Holdings
5.875%, 10/01/2012	8,845	8,774
Ohio Power Series K
6.000%, 06/01/2016	4,100	4,043
Oncor Electric Delivery
7.000%, 05/01/2032	5,115	5,308
Pacific Gas & Electric
6.050%, 03/01/2034 (b)	4,650	4,389

		26,336

Energy – 1.2%
Gazprom International
7.201%, 02/01/2020 (d)	5,170	5,241
Nexen
5.875%, 03/10/2035	4,140	3,655
Petro-Canada
5.350%, 07/15/2033	3,310	2,792
Tengizcheveroil Finance
6.124%, 11/15/2014 (d)	4,655	4,498
XTO Energy
6.100%, 04/01/2036 (b)	5,430	4,915

		21,101

Finance – 0.7%
American General Finance
3.875%, 10/01/2009	7,545	7,136
ILFC E-Capital Trust II, Callable 12/21/2015 @ 100
6.250%, 12/21/2065 (a) (d)	6,885	6,505

		13,641

Insurance – 0.2%
Liberty Mutual Group
6.500%, 03/15/2035 (d)	5,000	4,366

Natural Gas – 0.3%
Duke Energy Field Services
7.875%, 08/16/2010	4,200	4,489

Real Estate Investment Trust – 0.4%
Prologis 2006
5.750%, 04/01/2016	6,835	6,589

Sovereign – 0.9%
United Mexican States
5.625%, 01/15/2017 (b)	17,520	16,293

Technology – 0.1%
Chartered Semiconductor
6.375%, 08/03/2015	1,715	1,637

Total Corporate Bonds
(Cost $216,161)		205,276

Collateralized Mortgage Obligation –
U.S. Government Agency
Mortgage-Backed Securities – 3.6%
Fixed Rate – 3.5%
Federal Home Loan Mortgage Corporation Series 6, Class C
9.050%, 06/15/2019	35	35
Series 162, Class F
7.000%, 05/15/2021	142	141
Series 188, Class H
7.000%, 09/15/2021	333	331
Series 1022, Class J
6.000%, 12/15/2020	48	47
Series 1790, Class A
7.000%, 04/15/2022	127	129
Series 2763, Class TA
4.000%, 03/15/2011	10,402	10,049
Series 2901, Class UB
5.000%, 03/15/2033 (b)	5,000	4,624
Series 2910, Class BE
4.500%, 12/15/2019	2,077	1,868
Series 2987, Class KE
5.000%, 12/15/2034 (b)	12,850	12,227
Federal National Mortgage Association Series 1988-24, Class G
7.000%, 10/25/2018	70	72
Series 1989-24, Class H
9.000%, 07/25/2019	70	75
Series 1989-90, Class E
8.700%, 12/25/2019	11	12
Series 1990-30, Class E
6.500%, 03/25/2020	40	41
Series 1990-61, Class H
7.000%, 06/25/2020	48	49
Series 1990-72, Class B
9.000%, 07/25/2020	41	43
Series 1990-102, Class J
6.500%, 08/25/2020	50	51
Series 1990-105, Class J
6.500%, 09/25/2020	490	498
Series 1991-56, Class M
6.750%, 06/25/2021	192	194
Series 1992-120, Class C
6.500%, 07/25/2022	77	78
Series 1998-M1, Class A2
6.250%, 01/25/2008	2,494	2,499
Series 2005-44, Class PC
5.000%, 11/25/2027 (b)	18,520	17,957
Series 2005-62, Class JE
5.000%, 06/25/2035 (b)	14,170	13,774

		64,794

Z-Bonds (h) – 0.1%
Federal Home Loan Mortgage Corporation Series 1118, Class Z
8.250%, 07/15/2021	74	74
Federal National Mortgage Association Series 1991-134, Class Z
7.000%, 10/25/2021	348	354
Series 1996-35, Class Z
7.000%, 07/25/2026	1,522	1,556

		1,984

Total Collateralized Mortgage Obligation –
U.S. Government Agency
Mortgage-Backed Securities
(Cost $68,937)		66,778

The accompanying notes are an integral part of the financial statements.
30      First American Funds Annual Report 2006

Core Bond Fund (continued)
DESCRIPTION	PAR/SHARES	VALUE

Short-Term Investments – 3.0%
Money Market Fund – 2.8%
First American Prime Obligations Fund, Class Z (i)	52,047,169	$52,047

U.S. Treasury Obligations – 0.2%
U.S. Treasury Bills
4.629%, 09/07/2006 (j)	$1,180	1,170
4.808%, 11/02/2006	1,500	1,475

		2,645

Total Short-Term Investments
(Cost $54,692)		54,692

Investments Purchased with Proceeds
from Securities Lending (k) – 44.6%
(Cost $817,952)		$817,952

Total Investments – 149.1%
(Cost $2,794,745)		2,734,494

Other Assets and Liabilities, Net – (49.1)%		(900,508)

Total Net Assets – 100.0%		$1,833,986

(a)	Variable Rate Security – The rate shown is the rate in effect at June 30, 2006.

(b)	This security or a portion of this security is out on loan at June 30, 2006. Total loaned securities had a value of $804,157 at June 30, 2006. See note 2 in Notes to Financial Statements.

(c)	Security purchased on a when-issued basis. On June 30, 2006, the total cost of investments purchased on a when-issued basis was $95,795 or 5.2% of total net assets. See note 2 in Notes to Financial Statements.

(d)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been determined to be liquid under the guidelines established by the fund’s board of directors. As of June 30, 2006, the value of these investments was $91,644 or 5.0% of total net assets. See note 2 in Notes to Financial Statements.

(e)	Interest only – Represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate in effect as of June 30, 2006.

(f)	Security is fair valued and illiquid. As of June 30, 2006, the value of this investment was $438 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(g)	Security in default at June 30, 2006.

(h)	Z-Bonds – Represents securities that pay no interest or principal during their accrual periods, but accrue additional principal at specified rates. Interest rate shown represents current yield based upon the cost basis and estimated future cash flows.

(i)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

(j)	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of June 30, 2006. See note 2 in Notes to Financial Statements.

(k)	The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in money market funds and various short term, high quality debt obligations, such as repurchase agreements, commercial paper, and other corporate obligations. See note 2 in Notes to Financial Statements.
Schedule of Open Futures Contracts

	Number of
	Contracts	Notional
	Purchased	Contract	Settlement	Unrealized
Description	(Sold)	Value	Month	Appreciation

U.S. Treasury 2 Year Note Futures	(413)	$(83,749)	September 2006	$295
U.S. Treasury 5 Year Note Futures	(636)	(65,766)	September 2006	8
U.S. Treasury 10 Year Note Futures	(823)	(86,299)	September 2006	402
U.S. Treasury Long Bond Futures	162	17,278	September 2006	116

				$821

Credit Default Swap Agreements

			Pay/
	Reference	Buy/Sell	Receive	Expiration	Notional	Unrealized
Counterparty	Entity	Protection	Fixed Rate	Date	Amount	Appreciation

J.P. Morgan	Dow Jones CDX IG Hvol6 Index	Sell	0.75%	6/20/2011	$22,000	$159
UBS	Dow Jones CDX IG Hvol6 Index	Sell	0.75%	6/20/2011	50,500	215

						$374

Interest Rate Swap Agreements

		Pay/
	Floating	Receive
	Rate	Floating	Fixed	Expiration	Notional	Unrealized
Counterparty	Index	Rate	Rate	Date	Amount	Depreciation

Citigroup	3-Month LIBOR	Pay	5.427%	11/10/2008	$158,000	$(662)
Citigroup	3-Month LIBOR	Pay	5.660%	6/19/2016	36,000	(193)

						$(855)

First American Funds Annual Report 2006       31

Schedule of  Investments continued

High Income Bond Fund
DESCRIPTION	PAR	VALUE

High Yield Corporate Bonds – 91.1%
Basic Industry – 11.6%
AK Steel, Callable 06/15/2007 @ 103.88
7.750%, 06/15/2012	$1,000	$980
Allegheny Technologies
8.375%, 12/15/2011	1,000	1,032
Basell AF SCAl, Callable 08/15/2010 @ 104.19
8.375%, 08/15/2015 (a) (b) (c)	1,250	1,202
Cosipa Commercial
8.250%, 06/14/2016 (a) (b)	850	854
Crystal U.S. Holdings,
Series B, 0.000% through 10/01/2009
thereafter 10.500%, 10/01/2014	2,000	1,565
Domtar
7.125%, 08/15/2015 (a) (c)	1,500	1,305
Drummond, Callable 02/15/2011 @ 103.69
7.375%, 02/15/2016 (b)	1,000	927
Equistar Chemicals, Callable 05/01/2007 @ 105.31
10.625%, 05/01/2011 (c)	2,000	2,148
Geon
7.500%, 12/15/2015	1,000	906
Georgia-Pacific
8.125%, 05/15/2011	1,000	995
Hexion, Callable 07/15/2009 @ 104.50
9.000%, 07/15/2014	1,000	1,013
IMC Global Series B
10.875%, 06/01/2008	1,000	1,065
Ineos Group Holdings, Callable 02/15/2011 @ 104.25
8.500%, 02/15/2016 (a) (b) (c)	1,000	936
International Wire Group, Callable 10/15/2007 @ 105.38
10.000%, 10/15/2011	546	551
James River Coal, Callable 06/01/2009 @ 104.69
9.375%, 06/01/2012	1,500	1,500
LPG International
7.250%, 12/20/2015 (a)	1,000	920
Massey Energy, Callable 12/15/2009 @ 103.44
6.875%, 12/15/2013 (b)	1,000	930
Mercer International, Callable 02/15/2009 @ 104.63
9.250%, 02/15/2013 (a) (c)	1,500	1,335
Neenah Paper, Callable 11/15/2009 @ 103.69
7.375%, 11/15/2014	1,500	1,380
Newark Group, Callable 03/15/2009 @ 104.88
9.750%, 03/15/2014	1,300	1,203
Rhodia
10.250%, 06/01/2010 (a)	1,000	1,068
Ryerson, Callable 12/15/2008 @ 104.13
8.250%, 12/15/2011	1,000	988
Southern Copper
7.500%, 07/27/2035 (a)	1,000	955
Stone Container, Callable 07/01/2007 @ 104.19
8.375%, 07/01/2012 (c)	1,000	945
Vedanta Resources
6.625%, 02/22/2010 (a) (b)	1,000	955
Witco
6.875%, 02/01/2026	1,500	1,335

		28,993

Brokerage – 0.6%
E*Trade Financial, Callable 06/15/2008 @ 104
8.000%, 06/15/2011	1,500	1,530

Building Materials – 0.2%
Ply Gem Industries, Callable 02/15/2008 @ 104.50
9.000%, 02/15/2012	500	455

Capital Goods – 6.9%
Allied Waste North America,
Series B
5.750%, 02/15/2011	1,000	932
Allied Waste North America, Callable 02/15/2009 @ 103.06
6.125%, 02/15/2014 (c)	1,000	900
Callable 05/15/2011 @ 103.56
7.125%, 05/15/2016 (b) (c)	1,000	942
Bombardier
6.750%, 05/01/2012 (a) (b)	1,000	920
Case New Holland
7.250%, 01/15/2016	1,000	945
Callable 08/01/2007 @ 104.62
9.250%, 08/01/2011	1,000	1,052
Chart Industries, Callable 10/15/2010 @ 104.56
9.125%, 10/15/2015 (b)	1,850	1,887
Crown Cork & Seal
7.375%, 12/15/2026	1,000	877
DRS Technologies, Callable 02/01/2011 @ 103.81
7.625%, 02/01/2018 (c)	1,000	995
Greif Brothers, Callable 08/01/2007 @ 104.44
8.875%, 08/01/2012	700	737
L-3 Communications, Callable 01/15/2010 @ 102.94
5.875%, 01/15/2015	1,000	933
Mid America Waste Systems
12.250%, 02/15/2020 (d) (e) (f) (g)	250	—
Millar Western Forest, Callable 11/15/2008 @ 103.88
7.750%, 11/15/2013 (a)	1,000	760
Nortek, Callable 09/01/2009 @ 104.25
8.500%, 09/01/2014	500	484
Owens-Brockway Glass Container, Callable until 02/15/2007 @ 102.219
8.875%, 02/15/2009	1,000	1,030
Owens-Illinois
8.100%, 05/15/2007 (c)	1,000	1,005
Sequa
9.000%, 08/01/2009	1,000	1,055
Sino Forest
9.125%, 08/17/2011 (a) (b) (c)	1,000	1,030
The accompanying notes are an integral part of the financial statements.
32      First American Funds Annual Report 2006

High Income Bond Fund (continued)
DESCRIPTION	PAR	VALUE

United Rentals of North America, Callable 02/15/2009 @ 103.50
7.000%, 02/15/2014 (c)	$1,000	$914

		17,398

Communications – 13.0%
Adelphia Communications
7.875%, 05/01/2009 (d) (g)	2,000	1,070
Alamosa Delaware, Callable 07/31/2007 @ 105.50
11.000%, 07/31/2010	650	712
C & M Finance, Callable 02/01/2011 @ 104.05
8.100%, 02/01/2016 (a) (b)	1,000	955
CCH, Callable 09/15/2008 @ 105.12
10.250%, 09/15/2010	1,000	1,002
CCO Holdings, Callable 12/15/2006 @ 102
9.454%, 12/15/2010 (h)	1,000	1,020
Charter Communications Holdings
8.000%, 04/30/2012 (b)	2,000	1,990
Citizens Communications
9.250%, 05/15/2011	1,000	1,075
9.000%, 08/15/2031 (c)	500	506
CSC Holdings
7.875%, 02/15/2018	500	499
Series B
7.625%, 04/01/2011	1,000	1,000
Dex Media West, Callable 08/15/2008 @ 104.94
9.875%, 08/15/2013	500	542
Echostar
6.625%, 10/01/2014	2,000	1,880
Excelcomindo Finance, Callable 01/18/2010 @ 103.56
7.125%, 01/18/2013 (a) (b)	1,000	951
Horizon PCS, Callable 07/15/2008 @ 105.69
11.375%, 07/15/2012	900	1,011
Houghton Mifflin, Callable 10/15/2008 @ 105.75,
0.000% through 10/15/200
thereafter 11.500%, 10/15/2013	1,000	825
Iesy Repository, Callable 02/15/2010 @ 105.19
10.375%, 02/15/2015 (a) (b)	500	477
Insight Midwest, Callable until 10/31/2006 @ 105.25
10.500%, 11/01/2010	500	521
Intelsat Bermuda, Callable until 07/14/2006 @ 102
9.614%, 01/15/2012 (a) (h)	1,000	1,010
Interpublic Group
7.250%, 08/15/2011	1,000	908
Level 3 Financing, Callable 03/15/2010 @ 106.12
12.250%, 03/15/2013 (b)	500	531
Nextel Partners, Callable 07/01/2007 @ 104.06
8.125%, 07/01/2011	1,000	1,046
Panamsat, Callable 08/15/2009 @ 104.50
9.000%, 08/15/2014	649	659
Callable 06/15/2011 @ 104.50
9.000%, 06/15/2016 (b)	1,000	1,015
Quebecor Media, Callable 03/15/2011 @ 103.88
7.750%, 03/15/2016 (a) (b)	1,000	980
Qwest
8.875%, 03/15/2012 (h)	2,000	2,110
Qwest Capital Funding
7.000%, 08/03/2009	2,000	1,965
Qwest, Callable 08/31/2006 @ 102.35
7.500%, 06/15/2023	1,000	938
R.H. Donnelley Finance, Callable 01/15/2011 @ 104.44
8.875%, 01/15/2016 (b)	1,500	1,513
Rogers Wireless
6.375%, 03/01/2014 (a)	1,000	953
Sirius Satellite Radio, Callable 09/01/2009 @ 104.81
9.625%, 08/01/2013 (c)	500	469
Time Warner Telecommunications Holdings, Callable 02/15/2009 @ 104.62
9.250%, 02/15/2014 (c)	1,000	1,025
Vimpelcom
8.250%, 05/23/2016 (a) (b)	1,500	1,438

		32,596

Consumer Cyclical – 19.9%
Affiliated Computer Services
4.700%, 06/01/2010	1,500	1,380
AMC Entertainment, Callable 03/01/2009 @ 104
8.000%, 03/01/2014 (c)	1,000	916
Arvinmeritor
8.750%, 03/01/2012 (c)	1,000	975
Autonation, Callable 04/15/2009 @ 105.25
7.000%, 04/15/2014 (b)	1,500	1,477
Avis Budget Car Rental, Callable 05/15/2010 @ 103.81
7.625%, 05/15/2014 (b)	500	485
Avis Budget Car Rental, Callable 05/15/2011 @ 103.88
7.750%, 05/15/2016 (b)	500	481
Beazer Homes USA, Callable 04/15/2007 @ 104.19
8.375%, 04/15/2012	1,000	1,000
Blockbuster, Callable 09/01/2008 @ 104.50
9.000%, 09/01/2012 (c)	1,000	932
Bon-Ton Department Stores, Callable 03/15/2010 @ 105.13
10.250%, 03/15/2014 (b) (c)	1,000	927
Brookstone, Callable 10/15/2009 @ 106
12.000%, 10/15/2012 (b) (c)	500	440
Chaoda Modern Agriculture
7.750%, 02/08/2010 (a) (b) (c)	1,200	1,182
Domino’s, Series B, Callable 07/01/2007 @ 104.13
8.250%, 07/01/2011	547	568
First American Funds Annual Report 2006       33

Schedule of  Investments continued

High Income Bond Fund (continued)
DESCRIPTION	PAR	VALUE

Ford Motor
7.450%, 07/16/2031 (c)	$1,000	$722
Ford Motor Credit
5.800%, 01/12/2009	3,000	2,741
7.000%, 10/01/2013 (c)	1,000	861
French Lick Resorts & Casino, Callable 04/15/2010 @ 105.38
10.750%, 04/15/2014 (b)	1,250	1,197
Galaxy Entertainment, Callable 12/15/2009 @ 104.94
9.875%, 12/15/2012 (a) (b) (c)	500	520
General Motors
6.375%, 05/01/2008 (c)	1,000	952
8.250%, 07/15/2023	1,000	788
General Motors Acceptance
5.625%, 05/15/2009	2,000	1,902
6.750%, 12/01/2014 (c)	2,000	1,858
8.000%, 11/01/2031 (c)	1,000	961
Glenoit, Callable until 04/14/2007 @ 100
11.000%, 04/15/2007 (d) (e) (f) (g)	100	—
Goodyear Tire & Rubber
7.857%, 08/15/2011 (c)	500	464
GSC Holdings, Callable 10/01/2009 @ 104
8.000%, 10/01/2012 (c)	1,000	1,000
IMAX, Callable 12/01/2007 @ 104.81
9.625%, 12/01/2010 (a)	1,000	1,025
K Hovnanian Enterprises
6.250%, 01/15/2016	1,250	1,084
7.500%, 05/15/2016	500	464
Landrys Restaurants, Callable 12/15/2009 @ 103.75
7.500%, 12/15/2014	1,000	917
Lear Series B
8.110%, 05/15/2009 (c)	500	487
Levi Strauss & Co., Callable 01/15/2008 @ 104.88
9.750%, 01/15/2015	1,000	1,000
Linens ’N Things, Callable 01/15/2008 @ 102
10.345%, 01/15/2014 (b) (c) (h)	1,000	947
Lippo Karwaci Finance, Callable 03/09/2009 @ 104.44
8.875%, 03/09/2011 (a)	1,000	968
M/ I Homes
6.875%, 04/01/2012	1,000	865
Majestic Star, Callable 10/15/2008 @ 104.88
9.750%, 01/15/2011 (b) (c)	1,000	1,003
MGM Mirage
8.375%, 02/01/2011	2,000	2,050
6.875%, 04/01/2016 (b)	1,000	934
Mohegan Tribal Gaming, Callable 02/15/2010 @ 103.44
6.875%, 02/15/2015	750	707
Neiman Marcus Group, Callable 10/15/2010 @ 105.19
10.375%, 10/15/2015 (b) (c)	1,000	1,063
NPC, Callable 05/01/2010 @ 104.75
9.500%, 05/01/2014 (b)	750	726
Oxford Industries, Callable 06/01/2007 @ 104.44
8.875%, 06/01/2011	1,055	1,055
Rite Aid, Callable 02/15/2007 @ 104.75
9.500%, 02/15/2011	1,500	1,556
Russell, Callable 08/31/2006 @ 104.62
9.250%, 05/01/2010	500	523
Service Corporation International
7.700%, 04/15/2009	1,000	1,005
Six Flags, Callable 04/15/2008 @ 104.88
9.750%, 04/15/2013 (c)	1,000	919
Standard Pacific
7.000%, 08/15/2015 (c)	1,000	888
Tenneco Automotive, Callable 11/15/2009 @ 104.31
8.625%, 11/15/2014 (c)	1,000	998
Trump Entertainment Resorts, Callable 06/01/2010 @ 104.25
8.500%, 06/01/2015 (c)	1,000	961
Visteon
7.000%, 03/10/2014	500	408
Warnaco, Callable 06/15/2008 @ 104.44
8.875%, 06/15/2013	1,150	1,167
WCI Communities, Callable 05/01/2007 @ 104.56
9.125%, 05/01/2012	500	469
Wynn Las Vegas, Callable 12/01/2009 @ 103.31
6.625%, 12/01/2014 (c)	1,000	943

		49,861

Consumer Non Cyclical – 6.6%
Delhaize America
9.000%, 04/15/2031	1,000	1,097
Dole Foods,
Callable 03/15/2007 @ 104.44
8.875%, 03/15/2011	356	334
HCA
5.750%, 03/15/2014	1,000	894
6.500%, 02/15/2016 (c)	850	786
HCA Columbia Healthcare
8.750%, 09/01/2010	2,000	2,109
Healthsouth, Callable 06/15/2011 @ 105.38
10.750%, 06/15/2016 (b)	1,750	1,715
Iasis Healthcare Capital, Callable 06/15/2009 @ 104.38
8.750%, 06/15/2014	1,000	980
National Mentor Holdings, Callable 07/01/2010 @ 105.62
11.250%, 07/01/2014 (b)	500	509
Reynolds American
6.500%, 07/15/2010 (b)	1,000	967
7.625%, 06/01/2016 (b)	500	489
Stater Brothers Holdings, Callable 06/15/2008 @ 104.06
8.125%, 06/15/2012	1,000	987
Swift & Co., Callable 10/01/2006 @ 106.25
12.500%, 01/01/2010	750	746
Tenet Healthcare
9.500%, 02/01/2015 (b)	2,000	1,965
The accompanying notes are an integral part of the financial statements.
34      First American Funds Annual Report 2006

High Income Bond Fund (continued)
DESCRIPTION	PAR	VALUE

Triad Hospitals, Callable 11/15/2008 @ 103.50
7.000%, 11/15/2013	$1,000	$972
U.S. Oncology, Callable 08/15/2008 @ 104.50
9.000%, 08/15/2012	1,000	1,040
Vanguard Health Holdings II, Callable 10/01/2009 @ 104.50
9.000%, 10/01/2014	1,000	998

		16,588

Electric – 7.9%
AES
9.500%, 06/01/2009	2,000	2,120
AES Red Oak Series B
9.200%, 11/30/2029	1,000	1,080
Aquila
14.875%, 07/01/2012	1,000	1,323
CMS Energy
8.500%, 04/15/2011	2,000	2,085
Dynegy-Roseton Danskamme Series B
7.670%, 11/08/2016	2,000	1,995
Edison Mission Energy
7.500%, 06/15/2013 (b)	500	490
Mirant Americas Generation
9.125%, 05/01/2031 (c)	1,500	1,455
Mission Energy Holdings
13.500%, 07/15/2008	2,750	3,066
NRG Energy, Callable 02/01/2011 @ 103.69
7.375%, 02/01/2016	1,000	975
Reliant Energy, Callable 07/15/2008 @ 104.75
9.500%, 07/15/2013	750	754
Sierra Pacific Resources, Callable 03/15/2009 @ 104.31
8.625%, 03/15/2014	1,500	1,589
TXU
4.800%, 11/15/2009	1,000	951
5.550%, 11/15/2014	1,000	907
Utilicorp Canada Finance
7.750%, 06/15/2011 (a)	1,000	1,035

		19,825

Energy – 6.9%
Allis-Chalmers Energy, Callable 01/15/2010 @ 104.50
9.000%, 01/15/2014 (b)	1,500	1,500
Aventine Renewable Energy, Callable 12/15/2006 @ 103
10.910%, 12/15/2011 (b)	1,000	1,054
Baytex Energy, Callable 07/15/2007 @ 104.81
9.625%, 07/15/2010 (a)	1,250	1,291
Bluewater Finance, Callable 02/15/2007 @ 105.13
10.250%, 02/15/2012 (a)	1,000	1,012
Chesapeake Energy, Callable 06/15/2009 @ 103.75
7.500%, 06/15/2014	2,000	1,995
Callable 08/15/2009 @ 103.50
7.000%, 08/15/2014	1,000	967
El Paso Production, Callable 06/01/2008 @ 103.88
7.750%, 06/01/2013	1,000	1,007
Encore Acquisition, Callable 04/15/2009 @ 103.13
6.250%, 04/15/2014	1,000	920
Harvest Operations, Callable 10/15/2008 @ 103.94
7.875%, 10/15/2011 (a)	1,250	1,188
Range Resources, Callable 07/15/2008 @ 103.69
7.375%, 07/15/2013	1,000	993
Tesoro, Callable 11/01/2010 @ 103.31
6.625%, 11/01/2015 (b)	2,000	1,895
Verasun Energy, Callable 12/15/2009 @ 104.94
9.875%, 12/15/2012 (b)	1,500	1,583
Whiting Petroleum
7.000%, 02/01/2014	1,000	945
Callable 05/01/2009 @ 103.63
7.250%, 05/01/2013	950	910

		17,260

Finance – 0.6%
Finova Group
7.500%, 11/15/2009	510	150
Gazprombank
6.500%, 09/23/2015	1,500	1,376

		1,526

Insurance – 1.3%
Fairfax Financial Holdings, Callable 07/15/2008 @ 100
5.000%, 07/15/2023 (a) (c)	1,000	879
Ohio Casualty
7.300%, 06/15/2014	1,000	1,011
Unumprovident Finance
6.850%, 11/15/2015 (a) (b)	1,500	1,475

		3,365

Miscellaneous – 2.7%
Dow Jones Series 5-T2
7.250%, 12/29/2010 (b)	6,829	6,705

Natural Gas – 3.7%
El Paso
6.375%, 02/01/2009 (b)	1,000	982
7.750%, 01/15/2032 (c)	1,000	974
Semgroup, Callable 11/15/2010 @ 104.38
8.750%, 11/15/2015 (b)	1,000	995
Targa Resources, Callable 11/01/2009 @ 104.25
8.500%, 11/01/2013 (b)	1,000	965
Tennessee Gas Pipeline
7.500%, 04/01/2017 (c)	1,500	1,501
Williams
6.375%, 10/01/2010 (b)	1,000	975
7.750%, 06/15/2031 (c)	1,000	985
Williams Partners
7.500%, 06/15/2011 (b) (c)	2,000	2,005

		9,382

First American Funds Annual Report 2006       35

Schedule of  Investments continued

High Income Bond Fund (continued)
DESCRIPTION	PAR	VALUE

Sovereigns (a)– 2.3%
Federal Republic of Brazil
10.250%, 06/17/2013	$350	$415
Callable 08/17/2015 @ 100
11.000%, 08/17/2040	650	806
Republic of Indonesia
6.875%, 03/09/2017 (b)	1,000	974
Republic of Panama
7.125%, 01/29/2026	1,000	965
Republic of Turkey
11.875%, 01/15/2030 (c)	500	683
Republic of Uruguay
8.000%, 11/18/2022	1,000	957
Republic of Venezuela
9.250%, 09/15/2027 (c)	800	944

		5,744

Technology – 3.1%
Amkor Technologies, Callable 05/15/2008 @ 103.88
7.750%, 05/15/2013	1,000	905
Avago Technologies, Callable 12/01/2009 @ 105.06
10.125%, 12/01/2013 (a) (b)	500	526
Avnet
9.750%, 02/15/2008	1,000	1,054
Celestica, Callable 07/01/2008 @ 103.94
7.875%, 07/01/2011 (a)	1,000	982
Freescale Semiconductor, Callable 07/15/2008 @ 103.44
6.875%, 07/15/2011 (c)	1,000	1,005
Hynix Semiconductor, Callable 07/01/2009 @ 105.25
9.875%, 07/01/2012 (a) (b) (c)	500	534
Magnachip Semiconductor, Callable 12/15/2009 @ 104
8.000%, 12/15/2014 (a) (c)	1,000	830
Sungard Data Systems, Callable 08/15/2009 @ 104.56
9.125%, 08/15/2013 (b)	1,000	1,038
Xerox
7.200%, 04/01/2016	1,000	1,003

		7,877

Transportation – 3.8%
American Airlines Series 2001-1
7.379%, 11/23/2017	1,020	923
Continental Airlines Series 2001-1, Class B
7.033%, 12/15/2012	388	378
Series RJ03
7.875%, 01/02/2020	852	830
Series 99-2
7.566%, 09/15/2021	1,718	1,673
Delta Air Lines
7.900%, 12/15/2009 (d)	1,000	282
Series 2000-1
7.920%, 05/18/2012 (d)	1,000	930
Hertz, Callable 01/01/2010 @ 104.44
8.875%, 01/01/2014 (b)	1,750	1,794
Progress Rail Services, Callable 04/01/2008 @ 107.75
7.750%, 04/01/2012 (b)	500	540
United Airlines Series 2000-2
7.811%, 04/01/2011 (d) (g)	1,964	2,047

		9,397

Total High Yield Corporate Bonds (Cost $233,627)		228,502

Closed-End Funds – 1.9%
Aberdeen Asia-Pacific Income Fund (c)	185,000	1,105
Eaton Vance Floating-Rate Income Trust	90,000	1,631
Evergreen Managed Income Fund	60,000	971
Pioneer Floating Rate Trust (c)	60,000	1,126

Total Mutual Funds (Cost $4,810)		4,833

Asset-Backed Securities – 1.5%
Commercial – 1.5%
GMAC Commercial Mortgage Securities Series 2003-C3, Class A2
4.223%, 04/10/2040	$4,000	3,844
Manufactured Housing – 0.0%
Green Tree Financial Series 1998-1, Class A4
6.040%, 11/01/2029 (f)	11	11

Total Asset-Backed Securities (Cost $4,032)		3,855

Preferred Stocks – 1.0%
Pegasus Communications, Fractional Shares (f) (g)	15,109	—
Freeport-McMoran Copper & Gold
5.500%, 12/31/2049	500	626
Homebanc Series A Callable 03/31/2011 @ 25	15,000	377
iStar Financial Series G Callable 12/19/2008 @ 25	20,000	492
NRG Energy, Convertible until 03/16/2009	2,000	494
Rural Cellular Series B Callable until 05/14/2007 @ 1,014.22 (PIK)	500	605

Total Preferred Stocks (Cost $2,607)		2,594

High Grade Corporate Bonds – 0.7%
Basic Industry – 0.7%
Glencore Funding
6.000%, 04/15/2014 (b) (c)	$1,000	913
Vale Overseas Limited
8.250%, 01/17/2034 (a)	750	809

Total High Grade Corporate Bonds (Cost $1,774)		1,722

Common Stocks – 0.5%
Communications – 0.0%
Sullivan Broadcast Holdings, Escrow Shares (e) (f) (g)	400	—
Energy – 0.3%
Canetic Resources Trust (a) (c)	35,000	728
Financials – 0.2%
iStar Financial	10,000	378

Total Common Stocks (Cost $1,129)		1,106

The accompanying notes are an integral part of the financial statements.
36      First American Funds Annual Report 2006

High Income Bond Fund (continued)
DESCRIPTION	PAR/SHARES	VALUE

Short-Term Investments – 0.6%
Money Market Fund – 0.6%
First American Prime Obligations Fund, Class Z (i)	1,250,858	$1,251

U.S. Treasury Obligations – 0.0%
U.S. Treasury Bill (j)
4.629%, 09/07/2006	$105	104

Total Short-Term Investments (Cost $1,355)		1,355

Investments Purchased with Proceeds from Securities Lending (k) – 18.6%
(Cost $46,723)		46,723

Total Investments – 115.9% (Cost $296,057)		290,690

Other Assets and Liabilities, Net – (15.9)%		(39,801)

Total Net Assets – 100.0%		$250,889

(a)	Represents a foreign high yield (non-investment grade) U.S. dollar denominated bond. On June 30, 2006, the value of these investments was $39,732 which represents 15.8% of total net assets.

(b)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been determined to be liquid under the guidelines established by the fund’s board of directors. As of June 30, 2006, the value of these investments was $66,435 or 26.5% of total net assets. See note 2 in Notes to Financial Statements.

(c)	This security or a portion of this security is out on loan at June 30, 2006. Total loaned securities had a value of $45,881 at June 30, 2006. See note 2 in Notes to Financial Statements.

(d)	Security in default at June 30, 2006.

(e)	Security is fair valued. As of June 30, 2006, the fair value of these investments was $0 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(f)	Security is illiquid. As of June 30, 2006, the fair value of these investments was $11 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(g)	Non-income producing security

(h)	Variable Rate Security – The rate shown is the rate in effect as of June 30, 2006.

(i)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

(j)	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of June 30, 2006. See note 2 in Notes to Financial Statements.

(k)	The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in money market funds and various short term high quality debt obligations, such as repurchase agreements, commercial paper, and other corporate obligations. See note 2 in Notes to Financial Statements.

PIK –	Payment-in-kind interest is generally paid by issuing additional shares or par of the security rather than paying cash.
Schedule of Open Futures Contracts

	Number of
	Contracts	Notional		Unrealized
	Purchased	Contract	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)

U.S. Treasury 2 Year Note Futures	27	$5,475	September 2006	$(22)
U.S. Treasury 5 Year Note Futures	120	12,409	September 2006	(36)
U.S. Treasury 10 Year Note Futures	(191)	(20,028)	September 2006	84
U.S. Treasury Long Bond Futures	33	3,520	September 2006	12

				$38

Credit Default Swap Agreements

Pay/
	Reference	Buy/Sell	Receive	Expiration	Notional	Unrealized
Counterparty	Entity	Protection	Fixed Rate	Date	Amount	Depreciation

Citigroup	Dow Jones CDX
	EM5 Index	Sell	1.350%	6/20/2011	$4,000	$(8)

First American Funds Annual Report 2006       37

Schedule of  Investments continued

Inflation Protected Securities Fund
DESCRIPTION	PAR	VALUE

U.S. Government & Agency Securities – 91.2%
Inflation Protected U.S. Treasuries (a) – 91.2%
U.S. Treasury Bonds
2.375%, 01/15/2025	$26,717	$26,003
2.000%, 01/15/2026 (b)	9,870	9,037
3.625%, 04/15/2028 (b)	20,115	23,868
3.875%, 04/15/2029 (b)	15,470	19,142
U.S. Treasury Notes
3.375%, 01/15/2007	7,120	7,139
3.625%, 01/15/2008 (b)	24,502	24,923
3.875%, 01/15/2009 (b)	22,355	23,155
4.250%, 01/15/2010 (b)	8,621	9,158
0.875%, 04/15/2010	26,052	24,575
3.500%, 01/15/2011	10,735	11,229
2.375%, 04/15/2011	16,492	16,427
3.000%, 07/15/2012	12,660	13,037
1.875%, 07/15/2013	11,900	11,432
2.000%, 01/15/2014	12,837	12,391
2.000%, 07/15/2014 (b)	17,446	16,801
1.625%, 01/15/2015 (b)	19,649	18,317
1.875%, 07/15/2015	12,531	11,890
2.000%, 01/15/2016 (b)	17,457	16,671

Total U.S. Government & Agency Securities (Cost $309,056)		295,195

Corporate Bonds – 3.1%
Banking – 0.7%
SLM Series MTN, Class A
4.643%, 02/01/2010 (c)	2,400	2,296

Basic Industry – 0.3%
Southern Copper
7.500%, 07/27/2035	950	907

Foreign Agencies – 0.6%
KFW Series MTN
5.213%, 03/03/2008 (c)	1,900	1,879

Sovereigns (d) – 1.5%
Federal Republic of Brazil Callable 08/17/2015 @ 100
11.000%, 08/17/2040	1,000	1,240
Republic of Philippines
9.500%, 02/02/2030	800	916
Republic of Turkey
11.875%, 01/15/2030	700	956
Republic of Venezuela
9.250%, 09/15/2027 (b)	1,650	1,947

		5,059

Total Corporate Bonds (Cost $10,306)		10,141

Asset-Backed Securities – 2.9%
Commercial – 2.4%
Banc of America Commercial Mortgage Series 2006-2, Class A4
5.741%, 05/10/2045	4,590	4,563
Deutsche Mortgage and Asset Receiving Series 1998-C1, Class A2
6.538%, 06/15/2031	278	280
GMAC Commercial Mortgage Securities Series 2003-C3, Class A2
4.223%, 04/10/2040	2,000	1,922
GS Mortgage Securities II Series 2003-C1, Class A2A
3.590%, 01/10/2040	500	486
Nomura Asset Securities Series 1998-D6, Class A1B
6.590%, 03/15/2030	500	507

		7,758

Other – 0.5%
Global Signal Trust Series 2006-1, Class C
5.707%, 02/15/2036 (e)	1,330	1,305
GRP/ AG Real Estate Asset Trust Series 2005-1, Class A
4.850%, 01/25/2035 (e)	238	235

		1,540

Total Asset-Backed Securities
(Cost $9,545)		9,298

Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities – 0.3%
Fixed Rate – 0.3%
Federal Home Loan Mortgage Corporation Series 2763, Class TA
4.000%, 03/15/2011	363	350
Federal Home Loan Mortgage Corporation Pool
4.000%, 10/01/2010, #M80855 (b)	765	735

Total Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities
(Cost $1,141)		1,085

Municipal Bond – 0.3%
Sullivan County Health, Education & Housing Facilities, Hospital Revenue, Wellmont Health, Class B, Callable 09/01/2010 @ 100
6.950%, 09/01/2016
(Cost $1,000)	1,000	1,004

Short-Term Investments – 1.5%
Money Market Fund – 1.2%
First American Prime Obligations Fund, Class Z (f)	3,949,236	3,949

U.S. Treasury Obligation – 0.3%
U.S. Treasury Bill
4.629%, 09/07/2006 (g)	$780	773

Total Short-Term Investments (Cost $4,722)		4,722

Investments Purchased with Proceeds from Securities Lending (h) – 48.8%
(Cost $157,853)		157,853

Total Investments – 148.1% (Cost $493,623)		479,298

Other Assets and Liabilities, Net – (48.1)%		(155,726)

Total Net Assets – 100.0%		$323,572

(a)	U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(b)	This security or a portion of this security is out on loan at June 30, 2006. Total loaned securities had a value of $155,556 at June 30, 2006. See note 2 in Notes to Financial Statements.

(c)	Variable rate security – The rate shown is the rate in effect as of June 30, 2006.
The accompanying notes are an integral part of the financial statements.
38      First American Funds Annual Report 2006

Inflation Protected Securities Fund (concluded)

(d)	Represents a foreign high yield (non-investment grade) U.S. dollar denominated bond. On June 30, 2006, the value of these investments was $5,059 which represents 1.5% of total net assets.

(e)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been determined to be liquid under guidelines established by the fund’s board of directors. As of June 30, 2006, the value of these investments was $1,540 or 0.5% of total net assets. See note 2 in Notes to Financial Statements.

(f)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

(g)	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of June 30, 2006. See note 2 in Notes to Financial Statements.

(h)	The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in money market funds and various short-term, high quality debt obligations, such as repurchase agreements, commercial paper, and other corporate obligations. See note 2 in Notes to Financial Statements.
Schedule of Open Futures Contracts

	Number of
	Contracts	Notional		Unrealized
	Purchased	Contract	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)

Australian Dollar Currency Futures	38	$2,823	September 2006	$26
Canadian Dollar Currency Futures	104	9,330	September 2006	(43)
Euro-Bund Futures	34	5,015	September 2006	(26)
Euro Currency Futures	41	6,586	September 2006	94
Japan 10 Year Bond Futures	(8)	(9,203)	September 2006	21
Japanese Yen Currency Futures	87	9,605	September 2006	51
Swiss Franc Currency Futures	39	4,017	September 2006	35
U.S. Treasury 2 Year Note Futures	(357)	(72,393)	September 2006	257
U.S. Treasury 5 Year Note Futures	(103)	(10,651)	September 2006	59
U.S. Treasury 10 Year Note Futures	(2)	(210)	September 2006	(2)
U.S. Treasury Long Bond Futures	124	13,225	September 2006	(36)

				$436

Credit Default Swap Agreements

Pay/
	Reference	Buy/Sell	Receive	Expiration	Notional	Unrealized
Counterparty	Entity	Protection	Fixed Rate	Date	Amount	Depreciation

UBS	Dow Jones CDX
	NA HY6 Index	Sell	3.450%	6/20/2011	$3,000	$(33)
Interest Rate Swap Agreements

		Pay/
		Receive
	Floating	Floating	Fixed	Expiration	Notional	Unrealized
Counterparty	Rate Index	Rate	Rate	Date	Amount	Depreciation

Citigroup	3-Month LIBOR	Pay	5.427%	11/10/2008	$26,500	$(111)
Citigroup	3-Month LIBOR	Pay	5.660%	6/19/2016	6,000	(29)
UBS	3-Month LIBOR	Pay	5.138%	3/06/2008	45,000	(346)

						$(486)

Intermediate Government Bond Fund
DESCRIPTION	PAR/SHARES	VALUE

U.S. Government & Agency Securities – 99.5%
U.S. Agency Debentures – 58.8%
Federal Farm Credit Bank
3.250%, 06/15/2007	$1,490	$1,459
2.625%, 09/17/2007	2,000	1,934
3.000%, 12/17/2007	1,805	1,746
4.125%, 07/17/2009	1,100	1,060
5.750%, 01/18/2011	1,800	1,821
4.875%, 02/18/2011	1,600	1,561
Federal Home Loan Bank
2.875%, 02/15/2007	1,350	1,328
4.430%, 04/07/2008	2,000	1,965
4.250%, 05/16/2008	1,600	1,566
4.100%, 06/13/2008	1,590	1,550
5.625%, 06/13/2016	900	889
Tennessee Valley Authority
5.375%, 11/13/2008	2,455	2,450
5.625%, 01/18/2011	3,450	3,459
6.790%, 05/23/2012	3,175	3,373

		26,161

U.S. Treasuries – 40.7%
U.S. Treasury Bond (STRIPS)
0.000%, 11/15/2011 (a)	1,670	1,638
U.S. Treasury Bonds
11.750%, 11/15/2014	1,575	1,894
9.125%, 05/15/2018	805	1,078
9.000%, 11/15/2018	1,075	1,437
8.125%, 08/15/2019	600	760
U.S. Treasury Notes
3.375%, 11/15/2008	140	134
3.000%, 02/15/2009	2,345	2,223
3.625%, 07/15/2009	1,060	1,016
3.875%, 05/15/2010	1,305	1,249
3.625%, 06/15/2010	1,800	1,706
3.875%, 09/15/2010	270	258
4.375%, 12/15/2010	2,495	2,423
2.375%, 04/15/2011	736	733
4.500%, 11/15/2015	1,595	1,519

		18,068

Total U.S. Government & Agency Securities
(Cost $45,525)		44,229
Short-Term Investment – 0.5%
First American U.S. Treasury Money Market Fund, Class Z (b)
(Cost $235)	234,785	235

Total Investments – 100.0%
(Cost $45,760)		44,464

Other Assets and Liabilities, Net – 0.0%		6

Total Net Assets – 100.0%		$44,470

(a)	Principal Only – Represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The zero coupon rate represents the lack of interest as part of payments received.

(b)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.
STRIPS – Separate Trading of Registered Interest and Principal Securities.
First American Funds Annual Report 2006       39

Schedule of  Investments continued

Intermediate Term Bond Fund
DESCRIPTION	PAR	VALUE

Asset-Backed Securities – 30.8%
Automotive – 5.4%
Harley Davidson Motorcycle Trust Series 2005-4, Class A2
4.850%, 06/15/2012	$4,240	$4,176
Hertz Vehicle Financing Series 2005-2A, Class A6
5.080%, 11/25/2011 (a)	8,425	8,197
Honda Auto Receivables Owner Trust Series 2005-5, Class A4
4.690%, 02/15/2011	9,895	9,697
Series 2005-6, Class A4
4.930%, 03/18/2011	7,040	6,921
Volkswagen Auto Loan Enhanced Trust Series 2005-1, Class A4
4.860%, 04/20/2012	10,940	10,755
Wachovia Auto Owner Trust Series 2005-B, Class A4
4.840%, 04/20/2011	10,960	10,774

		50,520

Commercial – 14.3%
Banc of America Commercial Mortgage Series 2004-4, Class A3
4.128%, 07/10/2042	8,715	8,337
Series 2006-2, Class A4
5.741%, 05/10/2045	8,710	8,659
Citigroup/ Deutsche Bank Commercial Mortgage Series 2006-CD2, Class A2
5.408%, 01/15/2046	20,100	19,790
Commercial Mortgage Pass-Through Certificates Series 2006-CN2A, Class A2FX
5.449%, 02/05/2019 (a)	5,040	4,944
Series 2005-LP5, Class A2
4.630%, 05/10/2043	7,345	7,086
Deutsche Mortgage and Asset Receiving Series 1998-C1, Class A2
6.538%, 06/15/2031	3,923	3,957
GE Capital Commercial Mortgage Corporation Series 2004-C3, Class A2
4.433%, 07/10/2039	11,305	10,939
GMAC Commercial Mortgage Securities Series 2004-C2, Class A1
3.896%, 08/10/2038	6,039	5,868
Series 2005-C1, Class A2
4.471%, 05/10/2043	10,475	10,048
Greenwich Capital Commercial Funding Series 2003-C1, Class A2
3.285%, 07/05/2035	5,000	4,693
GS Mortgage Securities II Series 2004-GG2, Class A1
3.109%, 08/10/2038	2,096	2,086
Series 2003-C1, Class A2A
3.590%, 01/10/2040	13,840	13,445
JP Morgan Chase Commercial Mortgage Securities, Series 2005-LDP5, Class A3
5.208%, 12/15/2044 (b)	10,510	10,183
Nomura Asset Securities Series 1998-D6, Class A1B
6.590%, 03/15/2030	11,675	11,835
Wachovia Bank Commercial Mortgage Trust Series 2005-C19, Class A2
4.516%, 05/15/2044	12,533	11,964

		133,834

Credit Card – 6.6%
Chase Issuance Trust Series 2005-A10, Class A10
4.650%, 12/15/2012	18,300	17,682
Citibank Credit Card Issuance Trust Series 2004-A4, Class A4
3.200%, 08/24/2009	3,000	2,919
Series 2006-B2, Class B2
5.150%, 03/07/2011	4,495	4,431
Series 2006-A4, Class A4
5.450%, 05/10/2013	15,275	15,146
MBNA Credit Card Master Note Trust Series 2003-A1, Class A1
3.300%, 07/15/2010	12,560	12,126
Providian Gateway Master Trust Series 2004-DA, Class A
3.350%, 09/15/2011 (a)	10,355	10,089

		62,393

Home Equity – 0.4%
Amresco Residential Security Mortgage Series 1997-3, Class A9
6.960%, 03/25/2027	213	212
Contimortgage Home Equity Loan Trust Series 1997-2, Class A9
7.090%, 04/15/2028	260	258
Residential Funding Mortgage Securities Series 2004-HI2, Class A3
4.270%, 11/25/2016	2,005	1,994
Saxon Asset Securities Trust Series 2004-1, Class A
5.351%, 03/25/2035 (b)	1,064	1,064

		3,528

Manufactured Housing – 1.1%
Green Tree Financial Series 1996-9, Class A5
7.200%, 01/15/2028	216	220
Origen Manufactured Housing Series 2005-A, Class A2
4.490%, 05/15/2018	10,095	9,833

		10,053

Other – 3.0%
Global Signal Trust Series 2004-2A, Class A
4.232%, 12/15/2014 (a)	7,390	7,066
Series 2006-1, Class C
5.707%, 02/15/2036 (a)	4,420	4,336
GRP/ AG Real Estate Asset Trust Series 2004-2, Class A
4.207%, 07/25/2034 (a)	257	252
Series 2005-1, Class A
4.850%, 01/25/2035 (a)	1,198	1,182
The accompanying notes are an integral part of the financial statements.
40      First American Funds Annual Report 2006

Intermediate Term Bond Fund (continued)
DESCRIPTION	PAR	VALUE

Small Business Administration Series 2005-P10B, Class 1
4.940%, 08/10/2015	$6,464	$6,236
Series 2006-P10A, Class 1
5.408%, 02/10/2016	9,442	9,174

		28,246

Total Asset-Backed Securities (Cost $296,551)		288,574

U.S. Government & Agency Securities – 27.4%
U.S. Agency Debentures (c) – 16.4%
Federal Home Loan Bank
4.430%, 04/07/2008	24,000	23,579
Federal Home Loan Mortgage Corporation
4.250%, 06/23/2008	11,800	11,534
Callable 08/04/2006 @ 100
4.500%, 08/04/2008	11,420	11,205
Federal National Mortgage Association Callable 08/25/2006 @ 100
4.750%, 08/25/2008	11,345	11,182
Callable until 08/25/2008 @ 100
3.875%, 11/17/2008	13,000	12,531
7.250%, 01/15/2010	11,170	11,804
3.875%, 02/15/2010	12,260	11,628
4.500%, 02/15/2011	18,385	17,678
5.125%, 04/15/2011	20,600	20,289
6.125%, 03/15/2012	7,020	7,233
5.250%, 08/01/2012	15,225	14,876

		153,539

U.S. Treasuries (c) – 11.0%
U.S. Treasury Bonds
9.125%, 05/15/2018	18,175	24,339
9.000%, 11/15/2018	25,860	34,560
8.750%, 05/15/2020	7,630	10,193
U.S. Treasury Notes
4.250%, 01/15/2011	4,900	4,731
4.500%, 02/28/2011	13,850	13,505
2.375%, 04/15/2011	15,208	15,148
4.500%, 02/15/2016	1,250	1,189

		103,665

Total U.S. Government & Agency Securities (Cost $264,204)		257,204

Corporate Bonds – 17.4%
Banking – 1.0%
Credit Suisse First Boston
3.875%, 01/15/2009	6,270	6,014
J.P. Morgan Chase
5.150%, 10/01/2015	3,290	3,071

		9,085

Basic Industry – 1.0%
Celulosa Arauco Constitucion
5.625%, 04/20/2015	2,000	1,863
Falconbridge
7.350%, 06/05/2012	3,290	3,427
Teck Cominco
5.375%, 10/01/2015	2,810	2,617
Vale Overseas
6.250%, 01/11/2016	1,525	1,452

		9,359

Brokerage – 2.1%
Goldman Sachs Group
5.350%, 01/15/2016	9,685	9,147
Merrill Lynch
6.050%, 05/16/2016	4,695	4,664
Morgan Stanley
5.375%, 10/15/2015	6,235	5,902

		19,713

Capital Goods – 0.3%
Hutchison Whampoa International
6.250%, 01/24/2014 (a)	2,680	2,669

Communications – 1.6%
Deutsche Telecom
8.500%, 06/15/2010	3,690	3,962
Telecom Italia Capital
4.000%, 11/15/2008 (c)	3,335	3,199
Verizon Global Funding
7.250%, 12/01/2010 (c)	3,750	3,927
6.875%, 06/15/2012 (c)	3,925	4,071

		15,159

Consumer Cyclicals – 1.7%
CBS
5.625%, 08/15/2012 (c)	3,320	3,244
DaimlerChrysler
6.500%, 11/15/2013	2,230	2,229
Harrah’s
5.625%, 06/01/2015 (c)	3,535	3,270
Mohawk Industries
5.750%, 01/15/2011	3,935	3,864
Sabre Holdings
6.350%, 03/15/2016	3,880	3,629

		16,236

Consumer Non Cyclical – 0.4%
Kroger
7.450%, 03/01/2008	4,000	4,098

Electric – 2.4%
DTE Energy
7.050%, 06/01/2011	4,600	4,779
MidAmerican Energy Holdings
3.500%, 05/15/2008	4,600	4,413
National Rural Utilities
5.750%, 08/28/2009	3,850	3,856
Ohio Power Series K
6.000%, 06/01/2016	2,100	2,071
Oncor Electric Delivery
6.375%, 01/15/2015	3,140	3,147
Pacific Gas & Electric
4.200%, 03/01/2011	2,065	1,931
Southern California Edison
5.000%, 01/15/2014	2,000	1,890

		22,087

Energy – 0.7%
Gazprom International
7.201%, 02/01/2020 (a)	3,500	3,548
Tengizcheveroil Finance
6.124%, 11/15/2014 (a)	3,095	2,991

		6,539

Finance – 0.4%
American General Finance
3.875%, 10/01/2009	4,345	4,109

First American Funds Annual Report 2006       41

Schedule of  Investments continued

Intermediate Term Bond Fund (continued)
DESCRIPTION	PAR	VALUE

Industrial Other – 0.5%
Johnson Controls
5.250%, 01/15/2011	$4,720	$4,600

Insurance – 0.4%
Liberty Mutual Group
5.750%, 03/15/2014 (a)	4,340	4,077

Miscellaneous – 1.3%
Core Investment Grade Trust
4.659%, 11/30/2007	12,712	12,506

Natural Gas – 0.7%
Duke Energy Field Services
7.875%, 08/16/2010	6,005	6,418

Real Estate Investment Trusts – 1.8%
Colonial Realty
4.750%, 02/01/2010	4,915	4,706
Istar Financial
5.650%, 09/15/2011	4,225	4,131
Mack-Cali Realty
7.250%, 03/15/2009	4,500	4,623
Prologis 2006
5.750%, 04/01/2016	3,525	3,398

		16,858

Sovereign – 0.9%
United Mexican States
5.625%, 01/15/2017 (c)	8,680	8,072

Technology – 0.2%
Chartered Semiconductor
5.750%, 08/03/2010 (c)	1,500	1,459

Total Corporate Bonds (Cost $168,361)		163,044

Collateralized Mortgage Obligation – Private Mortgage-Backed Securities – 12.8%
Adjustable Rate (b) – 9.8%
Adjustable Rate Mortgage Trust Series 2005-10, Class 1A21
4.741%, 01/25/2036	6,662	6,568
CS First Boston Mortgage Securities Series 2003-AR24, Class 2A4
4.029%, 10/25/2033	13,390	13,022
IMPAC CMB Trust Series 2003-12, Class A1
5.461%, 12/25/2033	1,776	1,777
Indymac Index Mortgage Loan Trust Series 2006-AR13, Class A1
6.112%, 07/25/2036	7,192	7,212
Sequoia Mortgage Trust Series 2004-4, Class X1
0.765%, 05/20/2034 (d)	66,688	487
Structured Mortgage Loan Trust Series 2004-11, Class A
6.623%, 08/25/2034	1,334	1,338
Washington Mutual Series 2003-AR10, Class A6
4.065%, 10/25/2033	16,305	15,761
Wells Fargo Mortgage Backed Securities Trust Series 2003-J, Class 2A5
4.449%, 10/25/2033	11,500	10,762
Series 2003-O, Class 5A1
4.812%, 01/25/2034	10,080	9,663
Series 2004-E, Class A5
3.662%, 05/25/2034	9,010	8,754
Series 2004-N, Class A3
4.098%, 08/25/2034	11,108	10,961
Wells Fargo Mortgage Backed Securities Trust Series 2004-EE, Class B1
3.988%, 12/25/2034	5,686	5,426

		91,731

Fixed Rate – 3.0%
Banc of America Mortgage Securities Series 2005-5, Class 1A21
5.000%, 06/25/2035	7,898	7,698
Bank of America Mortgage Securities Series 2003-6, Class 1A29
4.250%, 08/25/2033	9,000	8,787
Countrywide Alternative Loan Trust Series 2004-2CB, Class 1A1
4.250%, 03/25/2034	4,012	3,901
Salomon Brothers Mortgage Securities Series 1986-1, Class A
6.000%, 12/25/2011	109	109
Structured Asset Securities Corporation Series 2005-6, Class 5A6
5.000%, 05/25/2035	8,241	7,963
Westam Mortgage Financial Series 11, Class A
6.360%, 08/26/2020	43	43

		28,501

Total Collateralized Mortgage Obligation – Private Mortgage-Backed Securities (Cost $123,267)		120,232

U.S. Government Agency Mortgage-Backed Securities – 5.6%
Adjustable Rate (b) – 2.0%
Federal Home Loan Mortgage Corporation Pool
5.447%, 01/01/2028, #786281	1,945	1,970
5.935%, 04/01/2029, #847190 (c)	2,640	2,682
5.676%, 10/01/2030, #847209 (c)	4,817	4,897
5.768%, 05/01/2031, #847161	1,345	1,368
5.755%, 09/01/2033, #847210 (c)	4,215	4,288
Federal National Mortgage Association Pool
6.133%, 09/01/2033, #725111	3,388	3,459

		18,664

Fixed Rate – 3.6%
Federal Home Loan Mortgage Corporation Pool
5.500%, 09/01/2006, #G40394	15	16
4.000%, 10/01/2010, #M80855 (c)	6,513	6,255
The accompanying notes are an integral part of the financial statements.
42      First American Funds Annual Report 2006

Intermediate Term Bond Fund (continued)
DESCRIPTION	PAR	VALUE

Federal National Mortgage Association Pool
3.900%, 06/01/2010, #461013	$10,958	$10,280
3.790%, 07/01/2013, #386314 (c)	9,708	8,771
4.000%, 09/01/2013, #254909	8,931	8,467

		33,789

Total U.S. Government Agency Mortgage- Backed Securities (Cost $54,074)		52,453

Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities – 4.9%
Fixed Rate – 4.9%
Federal Home Loan Mortgage Corporation Series 2763, Class TA
4.000%, 03/15/2011	7,042	6,803
Series 1167, Class E
7.500%, 11/15/2021	30	30
Series 1286, Class A
6.000%, 05/15/2022	108	108
Series 2893, Class PB
5.000%, 12/15/2027 (c)	11,590	11,280
Series 2991, Class QD
5.000%, 08/15/2034 (c)	11,705	11,138
Series 2987, Class KE
5.000%, 12/15/2034 (c)	7,785	7,408
Federal National Mortgage Association Series 1990-89, Class K
6.500%, 07/25/2020	23	24
Series 2004-76, Class CE
4.500%, 02/25/2021 (c)	9,815	9,438

		46,229

Total Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities (Cost $48,373)		46,229

Municipal Bond – 0.2%
Sullivan County Health, Education & Housing Facilities, Hospital Revenue, Wellmont Health, Class B, Callable 09/01/2010 @ 100 6.950%, 09/01/2016 (Cost $2,130)	2,130	2,139

Short-Term Investment – 0.1%
U.S. Treasury Obligation – 0.1%
U.S. Treasury Bill
4.629%, 09/07/2006 (e) (Cost $669)	675	669

Investments Purchased with Proceeds from Securities Lending (f) – 36.4% (Cost $340,793)

Total Investments – 135.6% (Cost $1,298,422)		1,271,337

Other Assets and Liabilities, Net – (35.6)%		(333,866)

Total Net Assets – 100.0%		$937,471

(a)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been determined to be liquid under the guidelines established by the fund’s board of directors. As of June 30, 2006, the value of these investments was $49,351 or 5.3% of total net assets. See note 2 in Notes to Financial Statements.

(b)	Variable Rate Security – The rate shown is the rate in effect as of June 30, 2006.

(c)	This security or a portion of this security is out on loan at June 30, 2006. Total loaned securities had a value of $334,380 at June 30, 2006. See Note 2 in Notes to Financial Statements.

(d)	Interest only – Represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate in effect as of June 30, 2006.

(e)	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of June 30, 2006. See note 2 in Notes to Financial Statements.

(f)	The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in various short-term fixed income securities, such as repurchase agreements, commercial paper, money market funds and other corporate obligations. See note 2 in Notes to Financial Statements.
Schedule of Open Futures Contracts

	Number of	Notional
	Contracts	Contract	Settlement	Unrealized
Description	Sold	Value	Month	Appreciation

U.S. Treasury 2 Year Note Futures	(334)	$(67,729)	September 2006	$244
U.S. Treasury 5 Year Note Futures	(167)	(17,269)	September 2006	49
U.S. Treasury 10 Year Note Futures	(34)	(3,565)	September 2006	7
U.S. Treasury Long Bond Futures	(179)	(19,091)	September 2006	34

				$334

Credit Default Swap Agreements

			Pay/
	Reference	Buy/Sell	Receive	Expiration	Notional	Unrealized
Counterparty	Entity	Protection	Fixed Rate	Date	Amount	Appreciation

J.P. Morgan	Dow Jones CDX
	IG Hvol 6 Index	Sell	0.750%	6/20/2011	$11,000	$80
UBS	Dow Jones CDX
	IG Hvol 6 Index	Sell	0.750%	6/20/2011	25,000	106

						$186

Interest Rate Swap Agreements

	Floating	Pay/
	Rate	Receive		Expiration	Notional	Unrealized
Counterparty	Index	Floating Rate	Fixed Rate	Date	Amount	Depreciation

Citigroup	3-Month LIBOR	Pay	5.000%	2/09/2009	$25,000	$(373)
Citigroup	3-Month LIBOR	Pay	5.427%	11/10/2008	81,800	(343)
Citigroup	3-Month LIBOR	Pay	5.660%	6/19/2006	19,000	(102)

						$(818)

See notes to financial statements
First American Funds Annual Report 2006       43

Schedule of  Investments continued

Short Term Bond Fund
DESCRIPTION	PAR	VALUE

Asset-Backed Securities – 34.8%
Automotive – 9.8%
Auto Bond Receivables Trust Series 1993-I, Class A
6.125%, 11/15/2021 (a) (b)	$106	$—
Capital One Auto Finance Trust Series 2003-A, Class A4A
2.470%, 01/15/2010	5,411	5,303
Ford Credit Auto Owner Trust Series 2005-B, Class A3
4.170%, 01/15/2009	10,000	9,897
Harley-Davidson Motorcycle Trust Series 2003-2, Class A2
2.070%, 02/15/2011	4,870	4,712
Hertz Vehicle Financing Series 2005-2A, Class A2
4.930%, 02/25/2010 (c)	5,460	5,364
M&I Auto Loan Trust Series 2005-1, Class A2
4.750%, 06/20/2008	5,000	4,984
Nissan Auto Receivables Owner Trust Series 2005-A, Class A2
3.220%, 07/16/2007	1,038	1,037
Series 2006-B, Class A3
5.160%, 02/15/2010	6,000	5,960
Toyota Auto Receivables Owner Trust Series 2003-B, Class A4
2.790%, 01/15/2010	2,000	1,981
Series 2003-A, Class A4
2.200%, 03/15/2010	3,004	3,001
Volkswagen Auto Loan Enhanced Trust Series 2005-1, Class A4
4.860%, 04/20/2012	7,000	6,882
WFS Financial Owner Trust Series 2004-3, Class A3
3.300%, 03/17/2009	3,039	3,014

		52,135

Commercial – 12.6%
Banc of America Commercial Mortgage Series 2004-2, Class A1
2.764%, 11/10/2038	4,622	4,439
Series 2004-4, Class A2
4.041%, 07/10/2042	7,475	7,179
Bear Stearns Commercial Mortgage Securities Series 2004-T14, Class A1
3.570%, 01/12/2041	4,341	4,188
Commercial Mortgage Series 2004-LB3A, Class A1
3.765%, 07/10/2037	5,084	4,983
GMAC Commercial Mortgage Securities Series 1999-C1, Class A2
6.175%, 05/15/2033	5,825	5,876
Series 2004-C1, Class A2
4.100%, 03/10/2038	4,000	3,826
Greenwich Capital Commercial Funding Series 2004-GG1, Class A2
3.835%, 06/10/2036	5,250	5,122
Series 2005-GG5, Class A2
5.117%, 04/10/2037	7,805	7,624
GS Mortgage Securities Series 2004-C1, Class A1
3.659%, 10/10/2028	5,859	5,626
JP Morgan Chase Commercial Mortgage Securities Series 2001-CIB3, Class A2
6.044%, 11/15/2035	6,235	6,274
LB-UBS Commercial Mortgage Trust Series 2003-C3, Class A2
3.086%, 05/15/2027	6,200	5,926
Series 2004-C2, Class A1
2.946%, 03/15/2029	6,636	6,280

		67,343

Credit Card – 2.5%
Citibank Credit Card Issuance Trust Series 2004-A1, Class A1
2.550%, 01/20/2009	800	787
MBNA Credit Card Master Note Trust Series 2005-A1, Class A1
4.200%, 09/15/2010	10,000	9,778
Providian Gateway Master Trust Series 2004-DA, Class A
3.350%, 09/15/2011 (c)	2,625	2,558

		13,123

Equipment Leases – 1.1%
CIT Equipment Collateral Series 2004-VT1, Class A3
2.200%, 03/20/2008	2,256	2,227
CNH Equipment Trust Series 2004-A, Class A3B
2.940%, 10/15/2008	3,599	3,549

		5,776

Home Equity – 3.7%
Equivantage Home Equity Loan Trust Series 1996-1, Class A
6.550%, 10/25/2025	154	154
Series 1996-4, Class A
7.250%, 01/25/2028	553	551
GMAC Mortgage Corporation Loan Trust Series 2004-HE2, Class M1
3.950%, 10/25/2033	4,850	4,682
Home Equity Mortgage Trust Series 2004-6, Class M2
5.321%, 04/25/2035	1,500	1,430
IMC Home Equity Loan Trust Series 1998-3, Class A7
6.720%, 08/20/2029	2,310	2,305
New Century Home Equity Loan Trust Series 1997-NC6, Class A7
7.190%, 01/25/2029	813	810
Residential Funding Mortgage Securities Series 2004-HI2, Class A3
4.270%, 11/25/2016	1,844	1,835
Saxon Asset Securities Trust Series 2004-1, Class M1
5.853%, 03/25/2035 (d)	8,000	8,015

		19,782

Manufactured Housing – 0.6%
Origen Manufactured Housing Series 2005-B, Class A2
5.247%, 12/15/2018	3,230	3,176

Other – 1.8%
Global Signal Trust Series 2004-2A, Class A
4.232%, 12/15/2014 (c)	6,380	6,100
Series 2006-1, Class C
5.707%, 02/15/2036 (c)	2,750	2,697
The accompanying notes are an integral part of the financial statements.
44      First American Funds Annual Report 2006

Short Term Bond Fund (continued)
DESCRIPTION	PAR	VALUE

GRP/ AG Real Estate Asset Trust Series 2004-2, Class A
4.210%, 07/25/2034 (c)	$257	$252
Series 2005-1, Class A
4.850%, 01/25/2035 (c)	860	849

		9,898

Utilities – 2.7%
Detroit Edison Securitization Funding Series 2001-1, Class A3
5.875%, 03/01/2010	3,436	3,446
Massachusetts RRB Special Purpose Trust Series 1999-1, Class A4
6.910%, 09/15/2009	3,115	3,141
Peco Energy Transition Trust Series 1999-A, Class A6
6.050%, 03/01/2009	5,253	5,264
Public Service New Hampshire Funding Series 2001-1, Class A2
5.730%, 11/01/2010	2,473	2,480

		14,331

Total Asset-Backed Securities (Cost $175,045)		185,564

U.S. Government Agency Mortgage-Backed Securities – 16.5%
Adjustable Rate (d) – 7.4%
Federal Home Loan Mortgage Corporation Pool
5.973%, 12/01/2026, #756591	1,315	1,338
6.072%, 01/01/2029, #846946 (e)	910	924
5.437%, 10/01/2029, #786853	619	637
6.476%, 04/01/2030, #972055 (e)	651	664
5.860%, 05/01/2030, #847014 (e)	784	792
5.600%, 06/01/2031, #847367	414	421
5.591%, 08/01/2032, #847331 (e)	6,473	6,594
6.001%, 10/01/2032, #847063 (e)	685	703
4.236%, 05/01/2033, #780456	2,213	2,162
Federal National Mortgage Association Pool
6.092%, 11/01/2025, #433988 (e)	1,039	1,048
6.250%, 02/01/2028, #415285	238	242
5.723%, 10/01/2030, #847241 (e)	3,619	3,678
5.613%, 06/01/2031, #625338 (e)	695	702
6.443%, 12/01/2031, #535363	2,175	2,217
6.314%, 03/01/2032, #545791	296	302
6.710%, 05/01/2032, #545717	1,809	1,826
7.002%, 05/01/2032, #634948 (e)	382	390
4.494%, 10/01/2032, #661645 (e)	1,314	1,302
4.699%, 12/01/2032, #671884	2,467	2,456
6.701%, 04/01/2034, #775389	859	869
4.251%, 07/01/2034, #795242 (e)	4,086	3,969
5.768%, 08/01/2036, #555369 (e)	1,326	1,352
Government National Mortgage Association Pool
4.750%, 08/20/2021, #8824	286	287
4.750%, 07/20/2022, #8006 (e)	336	336
4.750%, 09/20/2025, #8699	185	185
4.375%, 04/20/2026, #8847	182	182
4.750%, 08/20/2027, #80106	58	59
5.375%, 01/20/2028, #80154	97	97
4.375%, 05/20/2029, #80283 (e)	475	476
4.375%, 06/20/2029, #80291 (e)	842	844
4.875%, 11/20/2030, #80469 (e)	487	486
4.375%, 04/20/2031, #80507 (e)	260	261
4.500%, 08/20/2031, #80535 (e)	989	990
5.500%, 02/20/2032, #80580 (e)	261	261

		39,052

Fixed Rate – 9.1%
Federal Home Loan Mortgage Corporation Pool
5.500%, 10/01/2006, #M90680	62	62
7.750%, 07/01/2009, #184513	7	7
Federal National Mortgage Association Pool
6.195%, 06/01/2007, #410601 (e)	4,857	4,847
4.250%, 09/15/2007 (e)	15,000	14,781
6.625%, 09/15/2009 (e)	12,355	12,773
3.900%, 06/01/2010, #461013	6,710	6,295
5.500%, 05/01/2012, #254340 (e)	1,383	1,372
4.000%, 12/01/2013, #255039 (e)	5,330	5,048
4.000%, 07/01/2014, #255322 (e)	3,650	3,444

		48,629

Total U.S. Government Agency Mortgage- Backed Securities (Cost $88,011)		87,861

U.S. Government & Agency Securities – 14.5%
U.S. Agency Debentures – 7.0%
Federal Home Loan Mortgage Corporation
3.875%, 06/15/2008 (e)	15,000	14,562
Callable 10/17/2006 @ 100
4.750%, 10/17/2008 (e)	6,000	5,889
Federal National Mortgage Association
4.000%, 09/02/2008 (e)	10,000	9,683
4.250%, 05/15/2009 (e)	7,500	7,267

		37,401

U.S. Treasuries – 7.5%
U.S. Treasury Bond (STRIPS)
0.000%, 11/15/2011 (e) (f)	11,200	10,988
U.S. Treasury Notes
2.500%, 09/30/2006 (e)	9,000	8,942
4.000%, 09/30/2007 (e)	5,030	4,955
4.375%, 12/31/2007 (e)	15,320	15,138

		40,023

Total U.S. Government & Agency Securities
(Cost $78,076)		77,424

Corporate Bonds – 13.8%
Banking – 0.9%
Popular North America
3.875%, 10/01/2008	4,925	4,712

Basic Industry – 0.4%
Potash
7.125%, 06/15/2007	2,075	2,098

Brokerage – 1.2%
Goldman Sachs Group
7.350%, 10/01/2009	2,500	2,620
Morgan Stanley
4.000%, 01/15/2010	4,000	3,781

		6,401

Consumer Cyclical – 1.4%
Federated Department Stores
6.300%, 04/01/2009	3,000	3,034
Ford Motor Credit
6.625%, 06/16/2008	2,500	2,379
Harrah’s Operating Company
5.500%, 07/01/2010	2,000	1,951

		7,364

First American Funds Annual Report 2006       45

Schedule of  Investments continued

Short Term Bond Fund (continued)
DESCRIPTION	PAR	VALUE

Consumer Non Cyclical – 1.5%
Baxter International
5.196%, 02/16/2008	$2,500	$2,478
Kroger
6.375%, 03/01/2008	2,480	2,498
Wellpoint
3.750%, 12/14/2007	3,000	2,915

		7,891

Electric – 2.6%
CalEnergy
7.630%, 10/15/2007	6,255	6,389
Constellation Energy Group
6.350%, 04/01/2007	4,275	4,292
Oncor Electric Delivery
5.000%, 09/01/2007	3,000	2,967

		13,648

Energy – 1.3%
Louis Dreyfus Natural Gas
6.875%, 12/01/2007	3,000	3,040
PEMEX Project Funding Master Trust
6.125%, 08/15/2008	4,000	3,992

		7,032

Finance – 0.9%
Ameriprise Financial
5.350%, 11/15/2010	1,000	981
International Lease Finance
3.125%, 05/03/2007	4,000	3,913

		4,894

Miscellaneous – 0.9%
Core Investment Grade Trust
4.659%, 11/30/2007	5,000	4,919

Natural Gas – 1.5%
Duke Energy Field Services
5.750%, 11/15/2006	4,915	4,913
Oneok
5.510%, 02/16/2008 (e)	2,500	2,484
Ras Laffan Liquid Natural Gas
7.628%, 09/15/2006 (c)	831	832

		8,229

Real Estate Investment Trusts – 0.9%
Istar Financial
6.000%, 12/15/2010	2,500	2,491
Simon Property Group
6.375%, 11/15/2007	2,500	2,510

		5,001

Technology – 0.3%
Chartered Semiconductor
5.750%, 08/03/2010 (e)	1,500	1,459

Total Corporate Bonds (Cost $75,040)		73,648

Collateralized Mortgage Obligation – Private Mortgage-Backed Securities – 11.7%
Adjustable Rate (d) – 9.7%
Adjustable Rate Mortgage Trust Series 2005-10, Class 1A21
4.741%, 01/25/2036	4,320	4,259
Citigroup Mortgage Loan Trust Series 2005-7, Class 2A1A
4.862%, 11/25/2035	4,469	4,331
GSR Mortgage Loan Trust Series 2005-AR1, Class B1
4.858%, 01/25/2035	2,189	2,119
Indymac Index Mortgage Loan Trust Series 2006-AR13, Class A1
6.112%, 07/25/2036	4,286	4,297
Sequoia Mortgage Trust Series 2004-4, Class B2
5.981%, 05/20/2034	3,581	3,587
Structured Mortgage Loan Trust Series 2004-11, Class A
6.623%, 08/25/2034	1,052	1,055
Washington Mutual Series 2003-AR3, Class A5
3.927%, 04/25/2033	6,461	6,214
Series 2003-AR10, Class A6
4.065%, 10/25/2033	5,000	4,833
Series 2004-AR7, Class A6
3.943%, 07/25/2034	5,000	4,797
Wells Fargo Mortgage Backed Securities Trust Series 2004-E, Class A5
3.662%, 05/25/2034	5,868	5,701
Series 2004-N, Class A3
4.098%, 08/25/2034	7,000	6,907
Series 2005-AR10, Class 2A5
4.110%, 06/25/2035	3,921	3,824

		51,924

Fixed Rate – 2.0%
Bank of America Mortgage Securities Series 2004-F, Class 2A2
4.021%, 07/25/2034	2,722	2,717
Citigroup Mortgage Loan Trust Series 2005-WF1, Class A2
4.490%, 02/25/2035	6,650	6,522
Mortgage Capital Funding Series 1997-MC1, Class A3
7.288%, 07/20/2027	109	109
Residential Accredited Loans Series 2003-QS17, Class CB7
5.500%, 09/25/2033	1,149	1,145
Residential Asset Securitization Trust Series 2002-A12, Class 1A1
5.200%, 11/25/2032	85	85

		10,578

Total Collateralized Mortgage Obligation – Private Mortgage-Backed Securities (Cost $63,663)		62,502

The accompanying notes are an integral part of the financial statements.
46      First American Funds Annual Report 2006

Short Term Bond Fund (continued)
DESCRIPTION	PAR /SHARES	VALUE

Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities – 6.8%
Fixed Rate – 6.8%
Federal Home Loan Mortgage Corporation
Series 2822, Class VM
5.000%, 04/15/2010	$3,477	$3,422
Series 2763, Class TA
4.000%, 03/15/2011	5,064	4,892
Series 1022, Class J
6.000%, 12/15/2020	47	47
Series 2738, Class UA
3.570%, 12/15/2023 (e)	4,201	4,072
Series 2589, Class GK
4.000%, 03/15/2026 (e)	2,811	2,749
Series 2731, Class PV
4.500%, 05/15/2026 (e)	5,000	4,812
Series 2893, Class PB
5.000%, 12/15/2027 (e)	6,367	6,196
Federal National Mortgage Association
Series 2004-76, Class CE
4.500%, 02/25/2021 (e)	6,000	5,770
Series 1992-150, Class MA
5.500%, 09/25/2022	134	133
Series 2004-90, Class GA
4.350%, 03/25/2034 (e)	4,577	4,345

Total Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities (Cost $37,824)		36,438

Short-Term Investments – 1.6%
Money Market Fund – 1.5%
First American Prime Obligations Fund, Class Z (g)	8,057,539	8,058

U.S. Treasury Obligation – 0.1%
U.S. Treasury Bill
4.629%, 09/07/2006 (h)	$340	337

Total Short-Term Investments (Cost $8,395)		8,395

Investments Purchased with Proceeds
from Securities Lending (i) – 33.7%
(Cost $180,013)		180,013

Total Investments – 133.4% (Cost $722,038)		711,665

Other Assets and Liabilities, Net – (33.4)%		(178,229)

Total Net Assets – 100.0%		$533,436

(a)	Security is fair valued and illiquid. As of June 30, 2006, the fair value of this investment was $0 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(b)	Security in default at June 30, 2006.

(c)	Security purchased within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been determined to be liquid under guidelines established by the fund’s board of directors. As of June 30, 2006, the value of these investments was $18,652 or 3.5% of total net assets. See note 2 in Notes to Financial Statements.

(d)	Variable Rate Security – The rate shown is the rate in effect as of June 30, 2006.

(e)	This security or a portion of this security is out on loan at June 30, 2006. Total loaned securities had a value of $175,789 at June 30, 2006. See note 2 in Notes to Financial Statements.

(f)	Principal only – Represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The zero coupon rate represents the lack of interest as part of payments received.

(g)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

(h)	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of June 30, 2006. See note 2 in Notes to Financial Statements.

(i)	The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in money market funds and various short-term, high quality debt obligations, such as repurchase agreements, commercial paper, and other corporate obligations. See note 2 in Notes to Financial Statements.
STRIPS – Separate Trading of Registered Interest and Principal of Securities.
Schedule of Open Futures Contracts

	Number of
	Contracts	Notional		Unrealized
	Purchased	Contract	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)

U.S. Treasury
2 Year Note Futures	512	$103,824	September 2006	$(154)
U.S. Treasury
5 Year Note Futures	(639)	(66,077)	September 2006	421

				$267

Interest Rate Swap Agreements

		Pay/
	Floating	Receive				Unrealized
	Rate	Floating	Fixed	Expiration	Notional	Appreciation
Counterparty	Index	Rate	Rate	Date	Amount	(Depreciation)

Citigroup	3-Month LIBOR	Pay	3.568%	1/11/2007	$142,000	$(1,543)
UBS	3-Month LIBOR	Pay	4.520%	8/10/2007	37,000	(444)
UBS	3-Month LIBOR	Pay	4.616%	10/06/2007	57,000	(724)
UBS	3-Month LIBOR	Receive	4.773%	1/17/2011	12,000	414

						$(2,297)

First American Funds Annual Report 2006       47

Schedule of  Investments continued

Total Return Bond Fund
DESCRIPTION	PAR	VALUE

U.S. Government Agency Mortgage-Backed Securities – 30.8%
Adjustable Rate (a) – 4.6%
Federal Home Loan Mortgage Corporation Pool
6.180%, 10/01/2029, #1L0117	$1,492	$1,510
4.887%, 07/01/2030, #847240	1,724	1,747
5.682%, 05/01/2033, #847411	1,090	1,099
Federal National Mortgage Association Pool
5.934%, 09/01/2033, #725553 (b)	693	695
5.286%, 11/01/2034, #735054 (b)	1,924	1,875
5.963%, 01/01/2035, #745548	2,189	2,229
4.871%, 09/01/2035, #745168 (b)	2,645	2,558
5.310%, 12/01/2035, #850865 (b)	6,941	6,784

		18,497

Fixed Rate – 26.2%
Federal Home Loan Mortgage Corporation Pool
5.000%, 09/01/2018, #E99575	1,249	1,205
5.500%, 12/01/2020, #G11810 (b)	3,634	3,565
6.500%, 07/01/2031, #A17212 (b)	3,919	3,957
Federal National Mortgage Association Pool
3.900%, 06/01/2010, #461013	5,000	4,691
5.500%, 12/01/2018, #735575 (b)	2,082	2,047
5.500%, 01/01/2020, #735386 (b)	1,581	1,554
5.500%, 06/01/2020, #735792	1,339	1,316
5.000%, 02/01/2021, #745279	5,120	4,933
5.000%, 03/01/2021, #845444	3,815	3,674
5.500%, 02/01/2025, #255628 (b)	3,300	3,207
6.000%, 04/01/2032, #745101	1,280	1,276
5.500%, 06/01/2033, #843435 (b)	1,273	1,228
5.000%, 10/01/2033, #741897 (b)	1,495	1,404
5.500%, 10/01/2033, #555800	3,981	3,840
5.500%, 11/01/2033, #555967 (b)	7,418	7,157
5.000%, 03/01/2034, #725205 (b)	1,390	1,305
5.000%, 03/01/2034, #725250 (b)	1,235	1,160
5.500%, 04/01/2034, #725424 (b)	3,499	3,375
5.000%, 05/01/2034, #725456 (b)	1,233	1,156
5.000%, 06/01/2034, #782909 (b)	946	888
5.500%, 07/01/2034 (c)	10,370	9,958
6.000%, 07/01/2034 (c)	3,860	3,799
5.500%, 08/01/2034, #745563 (c)	2,367	2,284
5.500%, 09/01/2034, #725773 (b)	2,271	2,187
6.000%, 04/01/2035, #735503	4,042	3,991
5.000%, 05/01/2035, #357883	2,770	2,602
5.500%, 08/01/2035, #829679 (b)	5,108	4,910
5.500%, 09/01/2035, #842230	2,836	2,726
5.000%, 10/01/2035, #846196	3,032	2,836
5.500%, 10/01/2035, #735899 (b)	3,329	3,206
6.000%, 01/01/2036, #831215 (b)	3,429	3,378
6.000%, 01/01/2036, #852347	3,456	3,403
5.500%, 03/01/2036, #870157	3,822	3,671
6.500%, 04/01/2036, #831377	1,615	1,623
6.500%, 04/01/2036, #852909	1,107	1,113

		104,625

Total U.S. Government Agency Mortgage- Backed Securities (Cost $126,139)		123,122

Corporate Bonds – 19.6%
Banking – 1.3%
J.P. Morgan Chase
5.150%, 10/01/2015	1,250	1,167
J.P. Morgan Chase XVII
5.850%, 08/01/2035	650	574
SOC General Real Estate, Callable 09/30/2007 @ 100
7.640%, 12/29/2049 (a) (d)	1,465	1,496
Wells Fargo Callable 12/15/2006 @ 103.98
7.960%, 12/15/2026	2,000	2,092

		5,329

Basic Industry – 1.8%
Celulosa Arauco Y Constitucion
8.625%, 08/15/2010	1,500	1,633
Cosipa Commercial
8.250%, 06/14/2016 (d) (e)	285	286
Falconbridge
7.350%, 06/05/2012	1,255	1,307
Ineos Group Holdings, Callable 02/15/2011 @ 104.25
8.500%, 02/15/2016 (b) (d) (e)	405	379
LPG International
7.250%, 12/20/2015 (e)	805	741
Southern Copper
7.500%, 07/27/2035	1,550	1,480
Teck Cominco Limited
6.125%, 10/01/2035	485	434
Vale Overseas
6.250%, 01/11/2016	535	510
Vedanta Resources
6.625%, 02/22/2010 (d) (e)	575	549

		7,319

Brokerage – 1.6%
Goldman Sachs Group
5.350%, 01/15/2016	2,920	2,758
Merrill Lynch
6.050%, 05/16/2016	1,980	1,967
Morgan Stanley
5.375%, 10/15/2015	1,630	1,543

		6,268

Capital Goods – 0.8%
Case New Holland, Callable 03/01/2010 @ 103.56
7.125%, 03/01/2014 (d)	520	497
Chart Industries, Callable 10/15/2010 @ 104.56
9.125%, 10/15/2015 (d)	585	597
Hutchison Whampoa International
7.450%, 11/24/2033 (d)	750	793
Owens-Illinois
8.100%, 05/15/2007 (b)	500	503
Sino Forest
9.125%, 08/17/2011 (b) (d) (e)	670	690

		3,080

Communications – 2.3%
AT&T
7.300%, 11/15/2011	953	1,012
C & M Finance, Callable 02/01/2011 @ 104.05
8.100%, 02/01/2016 (d) (e)	565	540
Comcast
7.050%, 03/15/2033	1,455	1,476
Dex Media West, Callable 08/15/2008 @ 104.94
9.875%, 08/15/2013	500	542
News America Holdings
7.750%, 01/20/2024	680	729
The accompanying notes are an integral part of the financial statements.
48      First American Funds Annual Report 2006

Total Return Bond Fund (continued)
DESCRIPTION	PAR	VALUE

Telecom Italia Capital
4.000%, 11/15/2008	$980	$940
Telefonos De Mexico SA de CV (Telemex) Series L
4.750%, 01/27/2010	1,000	952
Time Warner Entertainment
8.375%, 07/15/2033	1,405	1,589
Verizon Communications
7.750%, 12/01/2030	820	884
Vimpelcom
8.250%, 05/23/2016 (d) (e)	700	671

		9,335

Consumer Cyclical – 1.1%
Autonation, Callable 04/15/2009 @ 105.25
7.000%, 04/15/2014 (d)	935	921
Chaoda Modern Agriculture
7.750%, 02/08/2010 (b) (d) (e)	750	739
DaimlerChrysler
4.875%, 06/15/2010	550	526
Galaxy Entertainment, Callable 12/15/2009 @ 104.94
9.875%, 12/15/2012 (b) (d) (e)	575	598
Harrah’s
5.750%, 10/01/2017	520	473
Lippo Karwaci Finance, Callable 03/09/2009 @ 104.44
8.875%, 03/09/2011 (e)	575	556
MGM Mirage
6.625%, 07/15/2015	725	676

		4,489

Consumer Non Cyclical – 0.9%
HCA
6.500%, 02/15/2016 (b)	850	786
Kroger
7.250%, 06/01/2009	1,400	1,449
Reynolds American
6.500%, 07/15/2010 (d)	1,250	1,210

		3,445

Electric – 1.4%
Edison Mission Energy
7.500%, 06/15/2013 (d)	530	519
Florida Power & Light
5.650%, 02/01/2037	825	758
MidAmerican Energy Holdings
5.875%, 10/01/2012	990	982
NRG Energy, Callable 02/01/2009 @ 107.25
7.250%, 02/01/2014	935	912
Ohio Power Series K
6.000%, 06/01/2016	875	863
Oncor Electric Delivery
7.000%, 05/01/2032	820	851
Pacific Gas & Electric
6.050%, 03/01/2034	930	878

		5,763

Energy – 1.5%
Gazprom International
7.201%, 02/01/2020 (d)	705	715
Gazprombank
6.500%, 09/23/2015	720	660
Nexen
5.875%, 03/10/2035	1,000	883
Petro-Canada
5.350%, 07/15/2033	500	422
Tengizcheveroil Finance
6.124%, 11/15/2014 (d)	1,250	1,208
Tesoro, Callable 11/01/2010 @ 103.31
6.625%, 11/01/2015 (d)	965	914
XTO Energy
6.100%, 04/01/2036 (b)	1,095	991

		5,793

Finance – 0.7%
American General Finance
3.875%, 10/01/2009	1,285	1,215
ILFC E-Capital Trust II, Callable 12/21/2015 @ 100
6.250%, 12/21/2065 (a) (d)	1,440	1,361

		2,576

Insurance – 0.5%
Liberty Mutual Group
6.500%, 03/15/2035 (b) (d)	1,000	873
Unumprovident
5.997%, 05/15/2008	1,040	1,039

		1,912

Natural Gas – 0.3%
Duke Energy Field Services
7.875%, 08/16/2010	980	1,047

Real Estate Investment Trust – 0.3%
Prologis 2006
5.750%, 04/01/2016	1,405	1,354

Sovereigns – 4.7%
Federal Republic of Brazil
7.125%, 01/20/2037 (b) (e)	1,310	1,241
Callable 08/17/2015 @ 100
11.000%, 08/17/2040 (e)	2,525	3,131
Republic of Indonesia
6.875%, 03/09/2017 (d) (e)	1,110	1,081
Republic of Philippines
9.500%, 02/02/2030 (e)	1,490	1,706
Republic of Turkey
7.375%, 02/05/2025 (b) (e)	1,405	1,265
11.875%, 01/15/2030 (b) (e)	995	1,360
Republic of Uruguay
8.000%, 11/18/2022 (e)	1,315	1,259
Republic of Venezuela
9.250%, 09/15/2027 (b) (e)	2,090	2,466
Russian Federation,
5.000% through 03/31/2007 thereafter
7.500%, 03/31/2030 (d)	1,070	1,138
United Mexican States
5.625%, 01/15/2017 (b)	3,480	3,236
6.750%, 09/27/2034 (b)	895	870

		18,753

Technology – 0.3%
Chartered Semiconductor
6.375%, 08/03/2015	590	563
LG Electronics
5.000%, 06/17/2010 (d)	785	745

		1,308

First American Funds Annual Report 2006       49

Schedule of  Investments continued

Total Return Bond Fund (continued)
DESCRIPTION	PAR	VALUE

Transportation – 0.1%
Hertz, Callable 01/01/2010 @ 104.44
8.875%, 01/01/2014 (d)	$500	$513

Total Corporate Bonds (Cost $81,056)		78,284

Asset-Backed Securities – 19.3%
Automotive – 2.4%
Harley Davidson Motorcycle Trust Series 2005-4, Class A2
4.850%, 06/15/2012	1,190	1,172
Hertz Vehicle Financing Series 2005-2A, Class A6
5.080%, 11/25/2011 (d)	2,525	2,457
Triad Auto Receivables Owner Trust Series 2006-A, Class A3
4.770%, 01/12/2011	2,195	2,164
Volkswagen Auto Loan Enhanced Trust Series 2005-1, Class A4
4.860%, 04/20/2012	4,025	3,957

		9,750

Commercial – 11.6%
Banc of America Commercial Mortgage
Series 2006-2, Class A4
5.741%, 05/10/2045	3,650	3,629
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A4
5.405%, 12/11/2040 (b)	1,750	1,691
Commercial Mortgage Pass-Through Certificates
Series 2006-CN2A, Class A2FX
5.449%, 02/05/2019 (d)	1,805	1,771
Series 2005-LP5, Class A2
4.630%, 05/10/2043	5,750	5,547
Deutsche Mortgage and Asset Receiving
Series 1998-C1, Class A2
6.538%, 06/15/2031	2,377	2,398
GE Capital Commercial Mortgage Corporation
Series 2004-C1, Class A2
3.915%, 11/10/2038	3,000	2,837
Series 2005-C3, Class A2
4.853%, 07/10/2045	2,265	2,199
GMAC Commercial Mortgage Securities
Series 1999-C1, Class A2
6.175%, 05/15/2033	3,860	3,895
Series 2003-C3, Class A2
4.223%, 04/10/2040	3,000	2,883
Series 2005-C1, Class A2
4.471%, 05/10/2043	3,750	3,597
Greenwich Capital Commercial Funding
Series 2003-C1, Class A2
3.285%, 07/05/2035	1,500	1,408
Series 2005-GG5, Class A2
5.117%, 04/10/2037	4,625	4,518
Series 2005-GG5, Class A5
5.224%, 04/10/2037	2,535	2,418
GSR Mortgage Loan Trust
Series 2004-10F, Class 3A1
5.500%, 08/25/2019	1,165	1,143
J.P. Morgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class A4
5.345%, 12/15/2044	1,510	1,445
LB-UBS Commercial Mortgage Trust
Series 2005-C7, Class A2
5.103%, 11/15/2030	2,500	2,440
Nomura Asset Securities
Series 1998-D6, Class A1B
6.590%, 03/15/2030	2,325	2,357

		46,176

Credit Card – 2.4%
Citibank Credit Card Issuance Trust
Series 2006-B2, Class B2
5.150%, 03/07/2011	1,690	1,666
Series 2006-A4, Class A4
5.450%, 05/10/2013	6,210	6,158
MBNA Credit Card Master Note Trust
Series 2003-A1, Class A1
3.300%, 07/15/2010	405	391
Series 2005-A1, Class A1
4.200%, 09/15/2010	825	806
Providian Gateway Master Trust
Series 2004-DA, Class A
3.350%, 09/15/2011 (d)	620	604

		9,625

Equipment Leases – 0.2%
Caterpillar Financial Asset Trust
Series 2004-A, Class A3
3.130%, 01/26/2009	1,075	1,059

Home Equity – 0.3%
GRMT Mortgage Loan Trust
Series 2001-1A, Class M1
7.772%, 07/20/2031 (d)	218	219
Residential Asset Securities
Series 2004-KS3, Class A2B2
5.291%, 04/25/2034 (a)	959	962

		1,181

Manufactured Housing – 0.7%
Green Tree Financial
Series 1996-8, Class A7
8.050%, 10/15/2027	458	476
Origen Manufactured Housing
Series 2005-A, Class A2
4.490%, 05/15/2018	2,355	2,294

		2,770

Other – 1.2%
Global Signal Trust
Series 2006-1, Class E
6.495%, 02/15/2036 (d)	1,255	1,243
GRP/ AG Real Estate Asset Trust
Series 2005-1, Class A
4.850%, 01/25/2035 (d)	281	277
Small Business Administration
Series 2006-P10A, Class 1
5.408%, 02/10/2016	3,397	3,301

		4,821

Recreational Vehicles – 0.5%
J.P. Morgan RV Marine Trust
Series 2004-1A, Class A1
3.120%, 04/15/2011 (d)	2,023	1,991

Total Asset-Backed Securities (Cost $79,022)		77,373

The accompanying notes are an integral part of the financial statements.
50      First American Funds Annual Report 2006

Total Return Bond Fund (continued)
DESCRIPTION	PAR	VALUE

Collateralized Mortgage Obligation – Private Mortgage-Backed Securities – 16.5%
Adjustable Rate (a) – 7.9%
Citigroup Mortgage Loan Trust
Series 2005-7, Class 2A1A
4.862%, 09/25/2035	$2,293	$2,222
GMAC Mortgage Corporation Loan Trust
Series 2003-AR2, Class 4A1
4.725%, 12/19/2033	2,699	2,580
GSR Mortgage Loan Trust
Series 2005-AR1, Class B1
4.858%, 01/25/2035	2,239	2,167
Indymac Index Mortgage Loan Trust
Series 2006-AR13, Class A1
6.112%, 07/25/2036	2,961	2,970
Wachovia Mortgage Loan Trust
Series 2005-B, Class 1A1
4.977%, 10/20/2035	1,700	1,672
Washington Mutual
Series 2003-AR1, Class A5
3.970%, 03/25/2033	1,458	1,411
Series 2003-AR10, Class A6
4.065%, 10/25/2033	3,765	3,639
Series 2004-AR7, Class A6
3.943%, 07/25/2034	2,630	2,523
Wells Fargo Mortgage Backed Securities Trust
Series 2003-O, Class 5A1
4.812%, 01/25/2034	3,414	3,273
Series 2005-AR10, Class 2A5
4.110%, 06/25/2035	4,773	4,655
Series 2006-AR1, Class 2A2
5.570%, 03/25/2036	4,827	4,677

		31,789

Fixed Rate – 8.6%
Bank of America Mortgage Securities
Series 2004-11, Class 1A8
5.500%, 01/25/2035	4,250	3,963
Chase Mortgage Finance
Series 2003-S12, Class 1A1
4.750%, 12/25/2018	3,025	2,892
Chaseflex Trust
Series 2005-2, Class 4A1
5.000%, 05/25/2020	3,460	3,293
Citigroup Mortgage Loan Trust
Series 2005-WF1, Class A2
4.490%, 02/25/2035	2,000	1,962
Countrywide Alternative Loan Trust
Series 2004-12CB, Class 1A1
5.000%, 07/25/2019	1,696	1,636
Series 2004-24CB, Class 2A1
5.000%, 11/25/2019	2,283	2,183
GSR Mortgage Loan Trust
Series 2005-4F, Class B1
5.727%, 05/25/2035	2,433	2,318
J.P. Morgan Chase Commercial Mortgage Securities
Series 2001-CIB3, Class A2
6.044%, 11/15/2035	4,085	4,111
Residential Funding Mortgage Securities I
Series 2004-S9, Class 2A1
4.750%, 12/25/2019	1,575	1,496
Washington Mutual
Series 2004-CB1, Class 1A
5.250%, 06/25/2019	2,324	2,268
Wells Fargo Mortgage Backed Securities Trust
Series 2004-7, Class 2A2
5.000%, 07/25/2019	5,014	4,787
Series 2004-8, Class A1
5.000%, 08/25/2019	3,508	3,355

		34,264

Total Collateralized Mortgage Obligation – Private Mortgage-Backed Securities (Cost $67,388)		66,053

U.S. Government & Agency Securities (b) – 7.1% U.S. Agency Debentures – 1.3%
Federal National Mortgage Association
5.250%, 08/01/2012	5,590	5,461

U.S. Treasuries – 5.8%
U.S. Treasury Bonds
9.000%, 11/15/2018	3,370	4,504
6.250%, 08/15/2023	1,920	2,118
6.875%, 08/15/2025	740	877
5.500%, 08/15/2028	650	668
5.375%, 02/15/2031	735	748
4.500%, 02/15/2036	2,260	2,026
U.S. Treasury Notes
4.500%, 02/28/2011	5,140	5,012
2.375%, 04/15/2011	4,212	4,195
4.500%, 02/15/2016	3,125	2,973

		23,121

Total U.S. Government & Agency Securities (Cost $29,618)		28,582

Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities (b) – 6.6%
Fixed Rate – 6.6%
Federal Home Loan Mortgage Corporation
Series 2893, Class PB
5.000%, 12/15/2027	3,440	3,348
Series 2937, Class JD
5.000%, 03/15/2028	4,000	3,887
Series 2690, Class OE
5.000%, 11/15/2028	4,000	3,867
Series 2901, Class UB
5.000%, 03/15/2033	5,000	4,624
Series 2987, Class KE
5.000%, 12/15/2034	1,920	1,827
Federal National Mortgage Association
Series 2005-44, Class PC
5.000%, 11/25/2027	2,750	2,666
Series 2003-81, Class MB
5.000%, 05/25/2029	3,375	3,274
Series 2005-62, Class JE
5.000%, 06/25/2035	2,990	2,906

Total Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities (Cost $27,034)		26,399

First American Funds Annual Report 2006       51

Schedule of  Investments continued

Total Return Bond Fund (continued)
DESCRIPTION	PAR/SHARES	VALUE

Municipal Bonds – 0.5%
Sullivan County Health, Education & Housing
Facilities, Hospital Revenue, Wellmont Health,
Class B, Callable 09/01/2010 @ 100
6.950%, 09/01/2016
Total Municipal Bonds (Cost $2,000)	$2,000	$2,009

Short-Term Investments – 3.0%
Money Market Fund – 2.5%
First American Prime Obligations Fund, Class Z (f)	9,934,587	9,935

U.S. Treasury Obligations – 0.5%
U.S. Treasury Bills
4.629%, 09/07/2006 (g)	$1,275	1,264
4.780%, 11/02/2006	700	688

		1,952

Total Short Term Investments (Cost $11,887)		11,887

Investments Purchased with Proceeds from Securities Lending (h) – 32.1%
(Cost $128,422)		128,422

Total Investments – 135.5% (Cost $552,566)		542,131

Other Assets and Liabilities, Net – (35.5)%		(142,099)

Total Net Assets – 100.0%		$400,032

(a)	Variable Rate Security – The rate shown is the rate in effect as of June 30, 2006.

(b)	This security or a portion of this security is out on loan at June 30, 2006. Total loaned securities had a market value of $126,069 at June 30, 2006. See note 2 in Notes to Financial Statements.

(c)	Security purchased on a when-issued basis. On June 30, 2006, the total cost of investments purchased on a when-issued basis was $16,064 or 4.0% of total net assets. See note 2 in Notes to Financial Statements.

(d)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been determined to be liquid under the guidelines established by the fund’s board of directors. As of June 30, 2006, the value of these investments was $27,595 or 6.9% of total net assets. See note 2 in Notes to Financial Statements.

(e)	Represents a foreign high yield (non-investment grade) U.S. dollar denominated bond. On June 30, 2006, the value of these investments was $19,258, which represents 4.8% of total net assets.

(f)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(g)	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of June 30, 2006. See note 2 in Notes to Financial Statements.

(h)	The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in various short-term fixed income securities, such as repurchase agreements, commercial paper, money market funds and other corporate obligations. See note 2 in Notes to Financial Statements.
Schedule of Open Futures Contracts

	Number of
	Contracts	Notional		Unrealized
	Purchased	Contract	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)

Australian Dollar Currency Futures	48	$3,565	September 2006	$32
Canadian Dollar Currency Futures	133	11,931	September 2006	(75)
EuroBund Futures	113	16,668	September 2006	(78)
Euro Currency Futures	53	8,513	September 2006	122
Japan 10 Year Bond Futures	(10)	(11,504)	September 2006	28
Japanese Yen Currency Futures	104	11,482	September 2006	55
Swiss Franc Currency Futures	93	9,580	September 2006	76
U.S. Treasury 2 Year Note Futures	(79)	(16,020)	September 2006	57
U.S. Treasury 5 Year Note Futures	(329)	(34,021)	September 2006	116
U.S. Treasury 10 Year Note Futures	(274)	(28,731)	September 2006	101
U.S. Treasury Long Bond Futures	82	8,746	September 2006	56

				$490

Credit Default Swap Agreements

			Pay/
			Receive			Unrealized
	Reference	Buy/Sell	Fixed	Expiration	Notional	Appreciation
Counterparty	Entity	Protection	Rate	Date	Amount	(Depreciation)

Citigroup	Dow Jones CDX
	EM5 Index	Sell	1.350%	6/20/2011	$3,000	$(6)
J.P. Morgan	Dow Jones CDX
	IG Hvol6 Index	Sell	0.750%	6/20/2011	6,000	43
UBS	Dow Jones CDX
	IG Hvol6 Index	Sell	0.750%	6/20/2011	11,000	47
UBS	Dow Jones CDX
	HY6 Index	Sell	3.450%	6/20/2011	4,000	(43)

						$41

Interest Rate Swap Agreements

		Pay/
	Floating	Receive
	Rate	Floating	Fixed	Expiration	Notional	Unrealized
Counterparty	Index	Rate	Rate	Date	Amount	Depreciation

Citigroup	3-Month LIBOR	Pay	5.427%	11/10/2008	$33,600	$(141)
Citigroup	3-Month LIBOR	Pay	4.818%	1/17/2009	10,000	(189)
Citigroup	3-Month LIBOR	Pay	4.908%	11/10/2008	15,000	(233)
Citigroup	3-Month LIBOR	Pay	5.660%	6/19/2016	8,200	(44)

						$(607)

The accompanying notes are an integral part of the financial statements.
52      First American Funds Annual Report 2006

U.S. Government Mortgage Fund
DESCRIPTION	PAR	VALUE

U.S. Government Agency Mortgage-Backed Securities – 99.6%
Adjustable Rate (a) – 3.0%
Federal National Mortgage Association Pool
4.871%, 09/01/2035, #745168 (b)	$5,234	$5,061

Fixed Rate – 96.6%
Federal Home Loan Mortgage Corporation Pool
7.500%, 04/01/2008, #E45929	11	11
7.000%, 07/01/2011, #E20252	34	34
7.000%, 11/01/2011, #E65619	3	3
7.500%, 09/01/2012, #G10735	162	168
6.000%, 10/01/2013, #E72802	283	283
5.500%, 01/01/2014, #E00617	1,029	1,011
7.000%, 09/01/2014, #E00746	178	182
5.000%, 04/01/2020, #B18125	3,469	3,340
6.000%, 09/01/2022, #C90580	728	726
6.500%, 01/01/2028, #G00876	462	466
6.500%, 11/01/2028, #C00676	982	992
7.500%, 01/01/2030, #C35768	65	68
6.500%, 03/01/2031, #G01244	753	762
5.000%, 09/01/2033, #C01622	2,223	2,086
Federal National Mortgage Association Pool
7.000%, 11/01/2011, #250738	16	16
7.000%, 11/01/2011, #349630	14	15
7.000%, 11/01/2011, #351122	21	21
6.000%, 04/01/2013, #425550	188	189
6.500%, 08/01/2013, #251901	156	158
6.000%, 11/01/2013, #556195	251	251
7.000%, 10/01/2014, #252799	120	123
5.500%, 07/01/2015 (c)	4,000	3,925
5.500%, 04/01/2016, #580516	884	870
6.500%, 07/01/2017, #254373	1,050	1,065
7.000%, 07/01/2017, #254414	975	1,000
5.500%, 12/01/2017, #673010 (b)	736	724
5.500%, 04/01/2018, #695765	915	900
4.500%, 05/01/2018, #254720 (b)	4,411	4,179
5.000%, 07/01/2018, #555621 (b)	1,507	1,455
5.000%, 11/01/2018, #750989	3,217	3,105
5.500%, 09/01/2019, #725793	4,073	4,004
6.000%, 12/01/2021, #254138	674	672
6.000%, 01/01/2022, #254179	798	795
6.500%, 06/01/2022, #254344	771	780
6.000%, 10/01/2022, #254513 (b)	890	887
5.500%, 10/01/2024, #255456 (b)	2,280	2,216
5.500%, 02/01/2025, #255628 (b)	1,650	1,604
7.000%, 12/01/2027, #313941	548	562
7.000%, 09/01/2031, #596680	1,347	1,378
6.500%, 12/01/2031, #254169 (b)	1,443	1,451
6.000%, 04/01/2032, #745101	4,204	4,191
6.500%, 06/01/2032, #596712	3,386	3,405
6.500%, 07/01/2032, #545759	1,579	1,593
7.000%, 07/01/2032, #545815 (b)	334	343
6.000%, 08/01/2032, #656269 (b)	1,094	1,090
5.500%, 03/01/2033, #689109	2,834	2,734
5.500%, 04/01/2033, #703392 (b)	3,251	3,136
5.500%, 05/01/2033, #704523	2,397	2,312
5.500%, 06/01/2033, #843435 (b)	3,800	3,666
5.500%, 07/01/2033, #726520 (b)	3,200	3,087
5.500%, 07/01/2033, #728667	1,885	1,819
4.500%, 08/01/2033, #555680 (b)	2,236	2,037
5.000%, 08/01/2033, #736158 (b)	2,923	2,746
5.500%, 08/01/2033, #728855	1,849	1,784
5.500%, 08/01/2033, #733380 (b)	2,458	2,371
5.000%, 09/01/2033, #734566	3,259	3,061
5.000%, 10/01/2033, #747533 (b)	3,139	2,949
5.500%, 11/01/2033, #555967 (b)	3,560	3,435
5.500%, 12/01/2033, #756202 (b)	2,061	1,989
6.000%, 01/01/2034, #763687	2,977	2,936
5.500%, 04/01/2034, #774999	1,191	1,147
5.000%, 05/01/2034, #780889 (b)	5,585	5,237
6.500%, 06/01/2034, #735273 (b)	2,223	2,243
5.000%, 07/01/2034 (c)	10,000	9,347
5.500%, 07/01/2034 (c)	10,000	9,603
6.000%, 07/01/2034 (c)	15,000	14,761
4.500%, 09/01/2034, #725866	1,326	1,205
5.000%, 09/01/2034, #725772 (b)	5,177	4,855
5.500%, 03/01/2035, #815979	1,521	1,462
5.000%, 05/01/2035, #357883 (b)	5,567	5,229
6.500%, 07/01/2035 (c)	5,000	5,025
5.500%, 08/01/2035, #830953	492	472
5.500%, 01/01/2036, #850568 (c)	4,867	4,678
Government National Mortgage Association Pool
8.000%, 01/15/2007, #315126	2	2
9.000%, 11/15/2009, #359559	21	21
8.000%, 10/15/2010, #414750	72	74
7.500%, 12/15/2022, #347332	107	112
7.000%, 09/15/2027, #455304	23	24
6.500%, 07/15/2028, #780825	801	813
6.500%, 08/20/2031, #003120	342	345
7.500%, 12/15/2031, #570134	312	326
6.000%, 09/15/2034, #633605 (b)	2,360	2,344

		162,486

Total U.S. Government Agency Mortgage- Backed Securities (Cost $172,334)		167,547

Collateralized Mortgage Obligation – Private Mortgage-Backed Securities – 19.4%
Adjustable Rate (a) – 0.7%
Sequoia Mortgage Trust
Series 2004-5, Class X1
0.800%, 06/20/2034 (d)	47,845	364
Wells Fargo Mortgage Backed Securities Trust
Series 2003-D, Class A1
4.800%, 03/25/2033	829	817

		1,181

Fixed Rate – 18.7%
Bank of America Mortgage Securities
Series 2004-11, Class 1A8
5.500%, 01/25/2035	980	914
Chase Mortgage Finance Corporation
Series 2003-S10, Class A1
4.750%, 11/25/2018	3,065	2,892
Countrywide Alternative Loan Trust
Series 2004-24CB, Class 1A1
6.000%, 11/25/2034	1,784	1,745
GMAC Mortgage Corporation Loan Trust
Series 2004-J5, Class A7
6.500%, 01/25/2035	1,976	1,972
GSR Mortgage Loan Trust
Series 2005-4F, Class B1
5.727%, 05/25/2035	1,460	1,391
Master Alternative Loans Trust
Series 2005-2, Class 1A3
6.500%, 03/25/2035	1,084	1,083
Master Asset Securitization Trust
Series 2003-6, Class 3A1
5.000%, 07/25/2018	1,072	1,034
First American Funds Annual Report 2006       53

Schedule of  Investments continued

U.S. Government Mortgage Fund (continued)
DESCRIPTION	PAR	VALUE

Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 1A
6.224%, 11/25/2034	$1,723	$1,711
Residential Accredit Loans
Series 2003-QS12, Class M1
5.000%, 06/25/2018	981	935
Residential Asset Mortgage Products
Series 2003-SL1, Class M1
7.316%, 04/25/2031	2,786	2,835
Series 2004-SL4, Class A3
6.500%, 07/25/2032	2,306	2,325
Residential Funding Mortgage Securitization Trust
Series 2003-S8, Class A1
5.000%, 05/25/2018	2,794	2,716
Washington Mutual
Series 2003-S10, Class A2
5.000%, 10/25/2018	2,597	2,526
Series 2003-S13, Class 21A1
4.500%, 12/25/2018	2,214	2,085
Washington Mutual MSC Mortgage
Series 2003-MS9, Class CB1
7.449%, 04/25/2033	1,629	1,660
Wells Fargo Mortgage Backed Securities Trust
Series 2003-14, Class A1
4.750%, 12/25/2018	3,836	3,616

		31,440

Total Collateralized Mortgage Obligation – Private Mortgage-Backed Securities (Cost $33,966)		32,621

Asset-Backed Securities – 4.6%
Commercial – 3.8%
Banc of America Commercial Mortgage
Series 2006-2, Class A4
5.741%, 05/10/2045	2,545	2,530
Greenwich Capital Commercial Funding
Series 2005-GG5, Class A5
5.224%, 04/10/2037	4,000	3,815

		6,345

Home Equity – 0.0%
GRMT Mortgage Loan Trust
Series 2001-1A, Class M1
7.772%, 07/20/2031 (e)	73	73

Manufactured Housing – 0.4%
Origen Manufactured Housing
Series 2005-B, Class M1
5.990%, 01/15/2037	750	719

Other – 0.4%
Global Signal Trust
Series 2006-1, Class E
6.495%, 02/15/2036 (e)	625	619

Total Asset-Backed Securities (Cost $7,842)		7,756

Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities – 2.0%
Fixed Rate – 2.0%
Federal Home Loan Mortgage Corporation
Series 2382, Class DA
5.500%, 10/15/2030	371	369
Federal National Mortgage Association
Series 2004-29, Class WG
4.500%, 05/25/2019	2,000	1,803
Series 2002-W1, Class 2A
7.500%, 02/25/2042	1,179	1,209

Total Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities (Cost $3,492)		3,381

Short-Term Investments – 2.6%
Money Market Fund – 2.5%
First American Government Obligations Fund, Class Z (f)	4,102,426	4,102

U.S. Treasury Obligation – 0.1%
U.S. Treasury Bill
4.629%, 09/07/2006 (g)	$195	194

Total Short-Term Investments (Cost $4,296)		4,296

Investments Purchased with Proceeds from Securities Lending (h) – 38.9%
(Cost $65,521)		65,521

Total Investments – 167.1% (Cost $287,451)		281,122

Other Assets and Liabilities, Net – (67.1)%		(112,927)

Total Net Assets – 100.0%		$168,195

(a)	Variable Rate Security – The rate shown is the rate in effect as of June 30, 2006.

(b)	This security or a portion of this security is out on loan at June 30, 2006. Total loaned securities had a value of $64,334 at June 30, 2006. See note 2 in Notes to Financial Statements.

(c)	Security purchased on a when-issued basis. On June 30, 2006, the total cost of investments purchased on a when-issued basis was $47,445 or 28.2% of total net assets. See note 2 in Notes to Financial Statements.

(d)	Interest only – Represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages.

(e)	Interest rate disclosed represents the coupon rate in effect as of June 30, 2006. Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been determined to be liquid under guidelines established by the fund’s board of directors. As of June 30, 2006, the value of these investments was $692 or 0.4% of total net assets. See note 2 in Notes to Financial Statements.

(f)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

(g)	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of June 30, 2006. See note 2 in Notes to Financial Statements.

(h)	The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in money market funds and various short-term, high quality debt obligations, such as repurchase agreements, commercial paper, and other corporate obligations. See note 2 in Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.
54      First American Funds Annual Report 2006

U.S. Government Mortgage Fund (concluded)

Schedule of Open Futures Contracts

	Number of
	Contracts	Notional		Unrealized
	Purchased	Contract	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)

U.S. Treasury 2 Year Note Futures	59	$11,964	September 2006	$(47)
U.S. Treasury 5 Year Note Futures	(233)	(24,094)	September 2006	34
U.S. Treasury 10 Year Note Futures	(185)	(19,399)	September 2006	83

				$70

Interest Rate Swap Agreements

		Pay/
	Floating	Receive
	Rate	Floating	Fixed	Expiration	Notional	Unrealized
Counterparty	Index	Rate	Rate	Date	Amount	Depreciation

Citigroup	3-Month LIBOR	Pay	5.427%	11/10/2008	$15,000	$(63)
Citigroup	3-Month LIBOR	Pay	5.660%	6/19/2016	3,400	(18)

						$(81)

First American Funds Annual Report 2006       55

Statements of  Assets and Liabilities June 30, 2006, all dollars are rounded to thousands (000), except for per share data

			Inflation	Intermediate
	Core Bond	High Income	Protected	Government
	Fund	Bond Fund	Securities Fund	Bond Fund

Investments in unaffiliated securities, at cost	$1,924,746	$248,083	$331,821	$45,525
Investments in affiliated money market fund, at cost	52,047	1,251	3,949	235
Investments purchased with proceeds from securities lending, at cost (note 2)	817,952	46,723	157,853	—
Cash denominated in foreign currencies, at cost	—	—	127	—

ASSETS:
Investments in unaffiliated securities, at value* (note 2)	$1,864,495	$242,716	$317,496	$44,229
Investments in affiliated money market fund, at value (note 2)	52,047	1,251	3,949	235
Investments purchased with proceeds from securities lending, at value (note 2)	817,952	46,723	157,853	—
Cash	4	—	134	—
Receivable for dividends and interest	14,322	4,826	3,895	429
Receivable for investment securities sold	2,317	3,630	4,838	318
Receivable for capital shares sold	1,641	78	851	—
Receivable for variation margin	—	1	151	—
Prepaid expenses and other assets	14	16	7	6

Total assets	2,752,792	299,241	489,174	45,217

LIABILITIES:
Cash denominated in foreign currencies, at value	—	—	134	—
Bank overdraft	—	18	—	—
Payable upon return of securities loaned (note 2)	817,952	46,723	157,853	—
Payable for investment securities purchased	—	1,017	6,585	502
Payable for investment securities purchased on a when-issued basis	95,795	—	—	—
Payable for capital shares redeemed	2,633	253	255	191
Payable for variation margin	330	—	—	—
Payable for swap contracts	875	111	577	—
Payable to affiliates (note 3)	1,137	178	164	24
Payable for distribution and shareholder servicing fees	37	20	2	—
Accrued expenses and other liabilities	47	32	32	30

Total liabilities	918,806	48,352	165,602	747

Net assets	$1,833,986	$250,889	$323,572	$44,470

COMPOSITION OF NET ASSETS:
Portfolio capital	$1,918,272	$262,778	$341,090	$47,337
Undistributed net investment income	1,523	180	1,400	34
Accumulated net realized loss on investments (note 2)	(25,898)	(6,732)	(4,503)	(1,605)
Net unrealized depreciation of investments	(60,251)	(5,367)	(14,325)	(1,296)
Net unrealized appreciation on futures contracts	821	38	436	—
Net unrealized depreciation of forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency	—	—	(7)	—
Net unrealized depreciation on swap agreements	(481)	(8)	(519)	—

Net assets	$1,833,986	$250,889	$323,572	$44,470

*Including securities loaned, at value	$804,157	$45,881	$155,556	—

The accompanying notes are an integral part of the financial statements.
56      First American Funds Annual Report 2006

Intermediate Term	Short Term	Total Return	U.S. Government
Bond Fund	Bond Fund	Bond Fund	Mortgage Fund

$957,629	$533,967	$414,209	$217,828
—	8,058	9,935	4,102
340,793	180,013	128,422	65,521
—	—	314	—

$930,544	$523,594	$403,774	$211,499
—	8,058	9,935	4,102
340,793	180,013	128,422	65,521
424	7	554	—
8,325	4,118	3,462	830
114	286	1,575	15,972
748	901	846	132
—	—	19	—
7	8	13	10

1,280,955	716,985	548,600	298,066

—	—	319	—
—	—	—	99
340,793	180,013	128,422	65,521
—	—	2,010	16,004
—	—	16,064	47,445
1,124	831	759	447
146	32	—	98
867	2,335	698	113
509	292	255	100
5	10	8	13
40	36	33	31

343,484	183,549	148,568	129,871

$937,471	$533,436	$400,032	$168,195

$980,665	$561,354	$425,121	$180,975
787	256	546	22
(16,598)	(15,771)	(15,119)	(6,462)
(27,085)	(10,373)	(10,435)	(6,329)
334	267	490	70
—	—	(5)	—
(632)	(2,297)	(566)	(81)

$937,471	$533,436	$400,032	$168,195

$334,380	$175,789	$126,069	$64,333

First American Funds Annual Report 2006       57

Statements of  Assets and Liabilities continued

			Inflation	Intermediate
	Core Bond	High Income	Protected	Government
	Fund	Bond Fund	Securities Fund	Bond Fund

Class A:
Net assets	$134,845	$29,573	$5,042	$1,689
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	12,596	3,207	528	211
Net asset value and redemption price per share	$10.71	$9.22	$9.54	$7.99
Maximum offering price per share (1)	$11.19	$9.63	$9.96	$8.17
Class B:
Net assets	$13,819	$5,988	—	—
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	1,300	652	—	—
Net asset value, offering price, and redemption price per share (2)	$10.63	$9.18	—	—
Class C:
Net assets	$5,183	$9,873	$552	—
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	486	1,075	58	—
Net asset value per share (2)	$10.67	$9.19	$9.53	—
Class R:
Net assets	$34	$73	$1	—
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	3	8	—	—
Net asset value, offering price, and redemption price per share	$10.73	$9.35	$9.55	—
Class Y:
Net assets	$1,680,105	$205,382	$317,977	$42,781
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	156,977	22,260	33,301	5,352
Net asset value, offering price, and redemption price per share	$10.70	$9.23	$9.55	$7.99

(1)	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge. For a description of front-end sales charges, see note 1 in Notes to Financial Statements.

(2)	Class B and C have a contingent deferred sales charge. For a description of this sales charges, see notes 1 and 3 in Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.
58      First American Funds Annual Report 2006

Intermediate Term	Short Term	Total Return	U.S. Government
Bond Fund	Bond Fund	Bond Fund	Mortgage Fund

$38,296	$78,771	$15,522	$16,059

3,956	8,014	1,575	1,577
$9.68	$9.83	$9.86	$10.18
$9.90	$10.06	$10.30	$10.63

—	—	$3,657	$6,595

—	—	373	646

—	—	$9.82	$10.20

—	—	$2,501	$5,127

—	—	255	505
—	—	$9.80	$10.15

—	—	$14	$7

—	—	1	1
—	—	$9.90	$10.17

$899,175	$454,665	$378,338	$140,407

93,202	46,240	38,406	13,783
$9.65	$9.83	$9.85	$10.19

First American Funds Annual Report 2006       59

Statements of  Operations all dollars are rounded to thousands (000)

					Inflation
	Core		High Income		Protected
	Bond Fund		Bond Fund		Securities Fund

	Nine-Month	Year	Nine-Month	Year	Nine-Month	Year
	Period Ended	Ended	Period Ended	Ended	Period Ended	Ended
	6/30/06	9/30/05	6/30/06	9/30/05	6/30/06	9/30/05

INVESTMENT INCOME:
Interest income from unaffiliated securities	$66,042	$83,761	$15,087	$21,756	$14,040	$9,511
Dividends from affiliated money market fund	2,242	1,058	159	77	132	88
Dividends from unaffiliated securities	—	—	271	64	—	—
Securities lending income	1,027	871	77	165	129	40

Total investment income	69,311	85,690	15,594	22,062	14,301	9,639

EXPENSES (note 3):
Investment advisory fees	7,018	9,590	1,357	1,955	1,131	851
Administration fees	1,777	3,962	258	598	289	335
Transfer agent fees	1,903	1,223	268	173	312	131
Custodian fees	70	168	12	25	13	14
Registration fees	43	41	41	41	40	30
Professional fees	44	119	43	27	46	63
Postage and printing fees	54	65	10	14	8	6
Directors’ fees	21	44	11	6	12	4
Other expenses	25	41	17	10	16	6
Distribution and shareholder servicing fees – Class A	280	431	65	100	12	8
Distribution and shareholder servicing fees – Class B	116	192	50	80	—	—
Distribution and shareholder servicing fees – Class C	46	81	86	151	6	5
Distribution and shareholder servicing fees – Class R	— (1)	— (1)	— (1)	— (1)	— (1)	— (1)

Total expenses	11,397	15,957	2,218	3,180	1,885	1,453

Less: Fee waivers (note 3)	(1,039)	(1,827)	(365)	(690)	(507)	(419)

Less: Indirect payments from custodian (note 3)	(55)	—	(2)	—	(1)	—

Total net expenses	10,303	14,130	1,851	2,490	1,377	1,034

Investment income – net	59,008	71,560	13,743	19,572	12,924	8,605

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS, FUTURES CONTRACTS, WRITTEN OPTIONS, FOREIGN CURRENCY TRANSACTIONS AND SWAP AGREEMENTS – NET (note 5):
Net realized gain (loss) on investments	(20,529)	13,556	2,412	7,856	(4,813)	(139)
Net realized gain (loss) on futures contracts	1,242	(4,532)	382	573	427	11
Net realized gain (loss) on written options	—	1,881	—	—	—	94
Net realized gain (loss) on swap agreements	(564)	727	257	272	7	133
Net realized gain (loss) on forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency	—	—	—	—	3	—
Net change in unrealized appreciation or depreciation of investments	(43,955)	(28,161)	(8,241)	(9,575)	(12,920)	(1,405)
Net change in unrealized appreciation or depreciation of futures contracts	719	1,442	(34)	27	500	(64)
Net change in unrealized appreciation or depreciation of forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency	—	—	—	—	(7)	—
Net change in unrealized appreciation or depreciation of swap agreements	(432)	(49)	(98)	90	(609)	90

Net loss on investments, futures contracts, written options, foreign currency transactions and swap agreements	(63,519)	(15,136)	(5,322)	(757)	(17,412)	(1,280)

Net increase (decrease) in net assets resulting from operations	$(4,511)	$56,424	$8,421	$18,815	$(4,488)	$7,325

(1)	Due to the presentation of the financial statements in thousands, the numbers round to zero.
The accompanying notes are an integral part of the financial statements.
60      First American Funds Annual Report 2006

Intermediate
Government		Intermediate Term		Short Term		Total Return		U.S. Government
Bond Fund		Bond Fund		Bond Fund		Bond Fund		Mortgage Fund

Nine-Month	Year	Nine-Month	Year	Nine-Month	Year	Nine-Month	Year	Nine-Month	Year
Period Ended	Ended	Period Ended	Ended	Period Ended	Ended	Period Ended	Ended	Period Ended	Ended
6/30/06	9/30/05	6/30/06	9/30/05	6/30/06	9/30/05	6/30/06	9/30/05	6/30/06	9/30/05

$1,820	$3,623	$34,429	$48,761	$17,683	$31,398	$13,182	$14,221	$7,042	$9,743
11	15	311	222	396	169	628	365	70	151
—	—	—	—	—	—	—	24	—	—
—	—	672	553	132	146	142	67	30	34

1,831	3,638	35,412	49,536	18,211	31,713	13,952	14,677	7,142	9,928

213	463	3,821	6,091	2,361	4,630	1,615	1,906	684	1,045
58	199	974	2,541	604	1,960	346	594	183	445
61	54	1,033	760	640	555	368	183	189	132
2	8	38	107	24	83	21	25	8	18
27	24	30	21	29	22	49	41	41	43
43	17	39	74	37	59	51	27	43	23
2	3	23	43	16	33	9	21	6	7
10	2	16	28	13	22	12	7	11	5
15	6	20	28	18	23	17	10	16	9
3	5	81	138	164	282	33	50	38	71
—	—	—	—	—	—	30	48	55	87
—	—	—	—	—	—	20	34	43	84
—	—	—	—	—	—	— (1)	— (1)	— (1)	— (1)

434	781	6,075	9,831	3,906	7,669	2,571	2,946	1,317	1,969

(174)	(223)	(1,388)	(2,439)	(953)	(1,945)	(451)	(691)	(222)	(264)

(2)	—	(47)	—	(14)	—	(7)	—	(1)	—

258	558	4,640	7,392	2,939	5,724	2,113	2,255	1,094	1,705

1,573	3,080	30,772	42,144	15,272	25,989	11,839	12,422	6,048	8,223

(1,404)	54	(12,420)	(2,596)	(4,403)	(6,244)	(4,994)	5,824	(1,518)	696
—	64	1,169	(730)	2,746	(2,529)	1,189	(465)	502	43
—	63	—	1,217	—	142	8	157	—	(102)
—	—	(320)	639	(825)	783	(51)	857	(24)	—
—	—	—	—	—	—	(12)	(6)	—	—
(4)	(2,006)	(15,431)	(18,673)	(445)	(7,121)	(8,227)	(8,750)	(4,359)	(3,451)
—	53	227	624	(703)	1,494	588	165	(36)	112
—	—	—	—	—	—	(3)	(2)	—	—
—	—	(605)	(27)	(148)	(2,149)	(559)	(7)	(81)	—

(1,408)	(1,772)	(27,380)	(19,546)	(3,778)	(15,624)	(12,061)	(2,227)	(5,516)	(2,702)

$165	$1,308	$3,392	$22,598	$11,494	$10,365	$(222)	$10,195	$532	$5,521

First American Funds Annual Report 2006       61

Statements of  Changes in Net Assets all dollars are rounded to thousands (000)

	Core Bond
	Fund

	Nine-Month
	Period Ended	Year Ended	Year Ended
	6/30/06	9/30/05	9/30/04

OPERATIONS:
Investment income – net	$59,008	$71,560	$73,461
Net realized gain (loss) on investments	(20,529)	13,556	18,668
Net realized gain (loss) on futures contracts	1,242	(4,532)	(4,060)
Net realized gain (loss) on written options	—	1,881	2,256
Net realized gain (loss) on swap agreements	(564)	727	—
Net realized gain (loss) on forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency	—	—	—
Net change in unrealized appreciation or depreciation of investments	(43,955)	(28,161)	(35,329)
Net change in unrealized appreciation or depreciation of futures contracts	719	1,442	(1,340)
Net change in unrealized appreciation or depreciation of written options	—	—	343
Net change in unrealized appreciation or depreciation of foreign currency, and translation of other assets and liabilities denominated in foreign currency	—	—	—
Net change in unrealized appreciation or depreciation of swap agreements	(432)	(49)	—

Net increase (decrease) in net assets resulting from operations	(4,511)	56,424	53,999

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(4,573)	(6,383)	(6,707)
Class B	(390)	(572)	(691)
Class C	(154)	(240)	(311)
Class R	(1)	—	(773)
Class Y	(55,592)	(68,228)	(70,747)
Net realized gain on investments:
Class A	(961)	(120)	(2,811)
Class B	(99)	(14)	(404)
Class C	(39)	(6)	(191)
Class R	—	—	(591)
Class Y	(10,418)	(1,148)	(28,710)
Return of capital:
Class A	—	—	—
Class B	—	—	—
Class C	—	—	—
Class R	—	—	—
Class Y	—	—	—

Total distributions	(72,227)	(76,711)	(111,936)

CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	13,680	23,283	64,537
Reinvestment of distributions	4,002	5,127	7,247
Payments for redemptions	(38,200)	(50,134)	(73,658)

Increase (decrease) in net assets from Class A transactions	(20,518)	(21,724)	(1,874)

Class B:
Proceeds from sales	392	1,003	1,965
Reinvestment of distributions	443	514	948
Payments for redemptions	(3,458)	(5,294)	(9,240)

Decrease in net assets from Class B transactions	(2,623)	(3,777)	(6,327)

Class C:
Proceeds from sales	499	884	1,348
Reinvestment of distributions	187	239	491
Payments for redemptions	(2,513)	(2,913)	(5,799)

Increase (decrease) in net assets from Class C transactions	(1,827)	(1,790)	(3,960)

Class R:
Proceeds from sales	21	15	6,356
Reinvestment of distributions	1	—	1,329
Payments for redemptions	(2)	—	(46,072)

Increase (decrease) in net assets from Class R transactions	20	15	(38,387)

Class Y:
Proceeds from sales	371,109	403,595	394,559
Reinvestment of distributions	21,911	22,339	40,091
Payments for redemptions	(368,968)	(422,205)	(599,130)

Increase (decrease) in net assets from Class Y transactions	24,052	3,729	(164,480)

Increase (decrease) in net assets from capital share transactions	(896)	(23,547)	(215,028)

Total increase (decrease) in net assets	(77,634)	(43,834)	(272,965)
Net assets at beginning of period	1,911,620	1,955,454	2,228,419

Net assets at end of period	$1,833,986	$1,911,620	$1,955,454

Undistributed net investment income	$1,523	$868	$380

(1)	No prior period presentation as fund commenced operations on October 1, 2004.
(2)	Due to the presentation of the financial statements in thousands, the number rounds to zero.
The accompanying notes are an integral part of the financial statements.
62      First American Funds Annual Report 2006

			Inflation		Intermediate
High Income			Protected		Government
Bond Fund			Securities Fund		Bond Fund

Nine-Month			Nine-Month		Nine-Month
Period Ended	Year Ended	Year Ended	Period Ended	Year Ended (1)	Period Ended	Year Ended	Year Ended
6/30/06	9/30/05	9/30/04	6/30/06	9/30/05	6/30/06	9/30/05	9/30/04

$13,743	$19,572	$20,792	$12,924	$8,605	$1,573	$3,080	$5,648
2,412	7,856	12,424	(4,813)	(139)	(1,404)	54	5,815
382	573	(261)	427	11	—	64	(293)
—	—	75	—	94	—	63	279
257	272	—	7	133	—	—	—

—	—	62	3	—	—	—	—
(8,241)	(9,575)	(2,836)	(12,920)	(1,405)	(4)	(2,006)	(10,413)
(34)	27	45	500	(64)	—	53	(53)
—	—	—	—	—	—	—	51

—	—	(4)	(7)	—	—	—	—
(98)	90	—	(609)	90	—	—	—

8,421	18,815	30,297	(4,488)	7,325	165	1,308	1,034

(1,758)	(2,729)	(3,109)	(272)	(138)	(46)	(64)	(55)
(306)	(494)	(601)	—	—	—	—	—
(515)	(929)	(1,260)	(29)	(17)	—	—	—
(2)	(1)	(30)	—	—	—	—	—
(10,947)	(15,519)	(15,894)	(12,527)	(7,166)	(1,570)	(3,114)	(5,443)

—	—	—	(5)	—	(11)	(84)	(258)
—	—	—	—	—	—	—	—
—	—	—	(1)	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	(194)	(6)	(393)	(4,844)	(29,444)

—	(3)	—	—	—	—	—	—
—	(1)	—	—	—	—	—	—
—	(1)	—	—	—	—	—	—
—	— (2)	—	—	—	—	—	—
—	(15)	—	—	—	—	—	—

(13,528)	(19,692)	(20,894)	(13,028)	(7,327)	(2,020)	(8,106)	(35,200)

7,253	6,693	10,439	869	7,676	305	1,284	799
1,219	2,001	2,352	202	100	45	134	221
(12,438)	(18,399)	(12,507)	(2,558)	(869)	(576)	(1,194)	(1,360)

(3,966)	(9,705)	284	(1,487)	6,907	(226)	224	(340)

481	760	2,346	—	—	—	—	—
182	310	365	—	—	—	—	—
(1,738)	(2,383)	(3,441)	—	—	—	—	—

(1,075)	(1,313)	(730)	—	—	—	—	—

623	521	2,087	159	886	—	—	—
451	828	1,109	29	17	—	—	—
(4,393)	(5,303)	(6,143)	(440)	(44)	—	—	—

(3,319)	(3,954)	(2,947)	(252)	859	—	—	—

74	45	308	1	1	—	—	—
1	1	20	—	—	—	—	—
(4)	(43)	(1,112)	(1)	—	—	—	—

71	3	(784)	—	1	—	—	—

47,522	75,166	94,505	103,440	294,003	7,101	14,803	21,991
1,446	1,986	2,351	3,541	2,104	664	4,328	26,896
(47,035)	(103,437)	(48,429)	(41,339)	(26,687)	(32,533)	(72,879)	(220,111)

1,933	(26,285)	48,427	65,642	269,420	(24,768)	(53,748)	(171,224)

(6,356)	(41,254)	44,250	63,903	277,187	(24,994)	(53,524)	(171,564)

(11,463)	(42,131)	53,653	46,387	277,185	(26,849)	(60,322)	(205,730)
262,352	304,483	250,830	277,185	—	71,319	131,641	337,371

$250,889	$262,352	$304,483	$323,572	$277,185	$44,470	$71,319	$131,641

$181	$19	$148	$1,401	$1,292	$34	$77	$165

First American Funds Annual Report 2006       63

Statements of  Changes in Net Assets continued

	Intermediate Term
	Bond Fund

	Nine-Month
	Period Ended	Year Ended	Year Ended
	6/30/06	9/30/05	9/30/04

OPERATIONS:
Investment income – net	$30,772	$42,144	$42,757
Net realized gain (loss) on investments	(12,420)	(2,596)	18,776
Net realized gain (loss) on futures contracts	1,169	(730)	(1,075)
Net realized gain (loss) on written options	—	1,217	1,321
Net realized gain (loss) on swap agreements	(320)	639	—
Net realized gain (loss) on forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency	—	—	—
Net change in unrealized appreciation or depreciation of investments	(15,431)	(18,673)	(32,178)
Net change in unrealized appreciation or depreciation of futures contracts	227	624	(517)
Net change in unrealized appreciation or depreciation of written options	—	—	206
Net change in unrealized appreciation or depreciation of foreign currency, and translation of other assets and liabilities denominated in foreign currency	—	—	—
Net change in unrealized appreciation or depreciation of swap agreements	(605)	(27)	—

Net increase (decrease) in net assets resulting from operations	3,392	22,598	29,290

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(1,298)	(1,797)	(2,199)
Class B	—	—	—
Class C	—	—	—
Class R	—	—	(220)
Class Y	(30,598)	(40,236)	(40,500)
Net realized gain on investments:
Class A	(166)	(561)	(840)
Class B	—	—	—
Class C	—	—	—
Class R	—	—	(131)
Class Y	(3,712)	(11,243)	(13,807)
Return of capital:
Class A	—	—	—
Class B	—	—	—
Class C	—	—	—
Class R	—	—	—
Class Y	—	—	—

Total distributions	(35,774)	(53,837)	(57,697)

CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	5,185	8,671	26,236
Reinvestment of distributions	1,300	2,041	1,995
Payments for redemptions	(15,250)	(24,078)	(42,101)

Increase (decrease) in net assets from Class A transactions	(8,765)	(13,366)	(13,870)

Class B:
Proceeds from sales	—	—	—
Reinvestment of distributions	—	—	—
Payments for redemptions	—	—	—

Decrease in net assets from Class B transactions	—	—	—

Class C:
Proceeds from sales	—	—	—
Reinvestment of distributions	—	—	—
Payments for redemptions	—	—	—

Increase (decrease) in net assets from Class C transactions	—	—	—

Class R:
Proceeds from sales	—	—	4,442
Reinvestment of distributions	—	—	323
Payments for redemptions	—	—	(16,683)

Increase (decrease) in net assets from Class R transactions	—	—	(11,918)

Class Y:
Proceeds from sales	143,333	245,371	386,218
Reinvestment of distributions	13,089	20,576	23,314
Payments for redemptions	(300,854)	(381,218)	(459,895)

Increase (decrease) in net assets from Class Y transactions	(144,432)	(115,271)	(50,363)

Increase (decrease) in net assets from capital share transactions	(153,197)	(128,637)	(76,151)

Total increase (decrease) in net assets	(185,579)	(159,876)	(104,558)
Net assets at beginning of period	1,123,050	1,282,926	1,387,484

Net assets at end of period	$937,471	$1,123,050	$1,282,926

Undistributed net investment income	$787	$1,447	$380

(1)	Due to the presentation of the financial statements in thousands, the number rounds to zero.
The accompanying notes are an integral part of the financial statements.
64      First American Funds Annual Report 2006

Short Term			Total Return			U.S. Government
Bond Fund			Bond Fund			Mortgage Fund

Nine-Month			Nine-Month			Nine-Month
Period Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended
6/30/06	9/30/05	9/30/04	6/30/06	9/30/05	9/30/04	6/30/06	9/30/05	9/30/04

$15,272	$25,989	$23,756	$11,839	$12,422	$13,096	$6,048	$8,223	$9,612
(4,403)	(6,244)	3,167	(4,994)	5,824	6,006	(1,518)	696	616
2,746	(2,529)	(1,911)	1,189	(465)	(735)	502	43	(630)
—	142	—	8	157	104	—	(102)	269
(825)	783	—	(51)	857	—	(24)	—	—

—	—	—	(12)	(6)	—	—	—	—
(445)	(7,121)	(14,832)	(8,227)	(8,750)	(5,034)	(4,359)	(3,451)	(3,225)
(703)	1,494	(524)	588	165	(263)	(36)	112	(6)
—	—	—	—	—	—	—	—	40

—	—	—	(3)	(2)	—	—	—	—
(148)	(2,149)	—	(559)	(7)	—	(81)	—	—

11,494	10,365	9,656	(222)	10,195	13,174	532	5,521	6,676

(2,415)	(3,144)	(3,287)	(520)	(841)	(787)	(702)	(1,230)	(1,210)
—	—	—	(98)	(167)	(390)	(211)	(312)	(354)
—	—	—	(67)	(118)	(186)	(168)	(300)	(525)
—	—	(108)	—	—	(59)	—	—	(385)
(15,530)	(23,671)	(21,857)	(10,831)	(11,336)	(11,683)	(5,464)	(7,495)	(9,087)

—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—

—	(43)	—	—	—	(1)	—	—	—
—	— (1)	—	—	—	(1)	—	—	—
—	— (1)	—	—	—	— (1)	—	—	—
—	— (1)	—	—	—	— (1)	—	—	—
—	(328)	—	—	—	(17)	—	—	—

(17,945)	(27,186)	(25,252)	(11,516)	(12,462)	(13,124)	(6,545)	(9,337)	(11,561)

2,067	6,342	29,602	2,182	2,495	12,203	1,271	5,292	18,795
1,915	2,512	2,563	429	686	624	599	1,097	1,048
(22,185)	(39,475)	(58,743)	(5,664)	(4,969)	(5,431)	(9,687)	(14,192)	(11,208)

(18,203)	(30,621)	(26,578)	(3,053)	(1,788)	7,396	(7,817)	(7,803)	8,635

—	—	—	106	240	687	326	742	1,290
—	—	—	76	125	278	186	275	313
—	—	—	(792)	(1,417)	(8,920)	(1,607)	(2,090)	(3,679)

—	—	—	(610)	(1,052)	(7,955)	(1,095)	(1,073)	(2,076)

—	—	—	127	90	323	65	309	1,119
—	—	—	58	105	172	157	284	508
—	—	—	(456)	(1,107)	(2,434)	(1,491)	(4,390)	(9,603)

—	—	—	(271)	(912)	(1,939)	(1,269)	(3,797)	(7,976)

—	—	1,901	13	2	90	6	1	1,517
—	—	92	—	—	59	—	—	359
—	—	(10,658)	(1)	—	(2,840)	(2)	—	(19,037)

—	—	(8,665)	12	2	(2,691)	4	1	(17,161)

72,120	149,034	462,268	214,597	94,268	55,561	19,923	35,129	43,758
5,642	7,911	7,197	1,706	1,633	1,623	876	960	1,090
(242,927)	(459,960)	(345,341)	(105,757)	(58,054)	(60,124)	(33,662)	(45,987)	(84,443)

(165,165)	(303,015)	124,124	110,546	37,847	(2,940)	(12,863)	(9,898)	(39,595)

(183,368)	(333,636)	88,881	106,624	34,097	(8,129)	(23,040)	(22,570)	(58,173)

(189,819)	(350,457)	73,285	94,886	31,830	(8,079)	(29,053)	(26,386)	(63,058)
723,255	1,073,712	1,000,427	305,146	273,316	281,395	197,248	223,634	286,692

$533,436	$723,255	$1,073,712	$400,032	$305,146	$273,316	$168,195	$197,248	$223,634

$256	$2,148	$548	$546	$117	$—	$22	$132	$242

First American Funds Annual Report 2006       65

Financial Highlights  For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized	Distributions		Net Asset
	Value	Net	Gains	from Net	Distributions	Value
	Beginning	Investment	(Losses) on	Investment	from Net	End of
	of Period	Income	Investments	Income	Realized Gains	Period

Core Bond Fund
Class A
2006 (1)(2)	$11.15	$0.33	$(0.37)	$(0.33)	$(0.07)	$10.71
2005 (2)(3)	11.27	0.40	(0.09)	(0.42)	(0.01)	11.15
2004 (2)(3)	11.56	0.38	(0.09)	(0.41)	(0.17)	11.27
2003 (3)	11.45	0.42	0.15	(0.46)	—	11.56
2002 (3)	11.37	0.55	0.08	(0.55)	—	11.45
2001 (2)(3)	10.69	0.61	0.69	(0.62)	—	11.37
Class B
2006 (1)(2)	$11.07	$0.26	$(0.36)	$(0.27)	$(0.07)	$10.63
2005 (2)(3)	11.19	0.31	(0.09)	(0.33)	(0.01)	11.07
2004 (2)(3)	11.48	0.29	(0.09)	(0.32)	(0.17)	11.19
2003 (3)	11.38	0.35	0.12	(0.37)	—	11.48
2002 (3)	11.29	0.47	0.09	(0.47)	—	11.38
2001 (2)(3)	10.63	0.52	0.68	(0.54)	—	11.29
Class C
2006 (1)(2)	$11.12	$0.26	$(0.37)	$(0.27)	$(0.07)	$10.67
2005 (2)(3)	11.24	0.31	(0.09)	(0.33)	(0.01)	11.12
2004 (2)(3)	11.53	0.29	(0.09)	(0.32)	(0.17)	11.24
2003 (3)	11.42	0.34	0.14	(0.37)	—	11.53
2002 (3)	11.34	0.47	0.08	(0.47)	—	11.42
2001 (2)(3)	10.66	0.52	0.70	(0.54)	—	11.34
Class R (4)
2006 (1)(2)	$11.17	$0.31	$(0.36)	$(0.32)	$(0.07)	$10.73
2005 (2)(3)	11.30	0.38	(0.10)	(0.40)	(0.01)	11.17
2004 (2)(3)	11.56	0.38	(0.10)	(0.37)	(0.17)	11.30
2003 (3)	11.45	0.42	0.15	(0.46)	—	11.56
2002 (3)	11.37	0.55	0.08	(0.55)	—	11.45
2001 (2)(5)	11.28	0.01	0.08	—	—	11.37
Class Y
2006 (1)(2)	$11.15	$0.35	$(0.38)	$(0.35)	$(0.07)	$10.70
2005 (2)(3)	11.27	0.42	(0.08)	(0.45)	(0.01)	11.15
2004 (2)(3)	11.56	0.40	(0.08)	(0.44)	(0.17)	11.27
2003 (3)	11.45	0.45	0.15	(0.49)	—	11.56
2002 (3)	11.37	0.58	0.08	(0.58)	—	11.45
2001 (2)(3)	10.69	0.63	0.70	(0.65)	—	11.37

(1)	For the nine-month period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year-end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

(2)	Per share data calculated using average shares outstanding method.

(3)	For the period October 1 to September 30 in the year indicated.

(4)	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

(5)	Class of shares has been offered since September 24, 2001. All ratios for the period ended September 30, 2001, have been annualized, except total return and portfolio turnover.

(6)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
The accompanying notes are an integral part of the financial statements.
66      First American Funds Annual Report 2006

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses to	Income to
		Ratio of	Investment	Average	Average Net
	Net Assets	Expenses to	Income	Net Assets	Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return (6)	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

(0.34)%	$134,845	0.95%	3.98%	1.03%	3.90%	139%
2.75	161,410	0.95	3.51	1.05	3.41	208
2.60	184,805	0.95	3.30	1.05	3.20	182
5.08	191,754	0.95	3.58	1.05	3.48	196
5.77	122,354	0.95	4.93	1.03	4.85	115
12.50	119,067	0.95	5.50	1.13	5.32	81

(0.91)%	$13,819	1.70%	3.23%	1.78%	3.15%	139%
2.00	17,078	1.70	2.76	1.80	2.66	208
1.83	21,046	1.70	2.58	1.80	2.48	182
4.23	28,096	1.70	2.83	1.80	2.73	196
5.12	16,741	1.70	4.17	1.78	4.09	115
11.59	15,071	1.70	4.75	1.88	4.57	81

(1.01)%	$5,183	1.70%	3.22%	1.78%	3.14%	139%
1.99	7,266	1.70	2.76	1.80	2.66	208
1.81	9,132	1.70	2.58	1.80	2.48	182
4.30	13,424	1.70	2.85	1.80	2.75	196
5.02	9,672	1.70	4.18	1.78	4.10	115
11.68	7,148	1.70	4.65	1.88	4.47	81

(0.51)%	$34	1.20%	3.77%	1.43%	3.54%	139%
2.51	16	1.20	3.37	1.45	3.12	208
2.53	1	0.95	3.37	1.05	3.27	182
5.08	39,236	0.95	3.58	1.05	3.48	196
5.77	33,270	0.95	4.93	1.03	4.85	115
0.80	35,062	1.58	6.36	1.76	6.18	81

(0.24)%	$1,680,105	0.70%	4.24%	0.78%	4.16%	139%
3.01	1,725,850	0.70	3.77	0.80	3.67	208
2.87	1,740,470	0.70	3.58	0.80	3.48	182
5.34	1,955,909	0.70	3.83	0.80	3.73	196
6.04	1,204,555	0.70	5.18	0.78	5.10	115
12.76	1,368,812	0.70	5.76	0.88	5.58	81

First American Funds Annual Report 2006       67

Financial Highlights  continued

			Realized and
	Net Asset		Unrealized	Distributions		Distributions		Net Asset
	Value	Net	Gains	from Net	Distributions	from		Value
	Beginning	Investment	(Losses) on	Investment	from Net	Return of		End of
	of Period	Income	Investments	Income	Realized Gains	Capital		Period

High Income Bond Fund (1)
Class A
2006 (2)(3)	$9.41	$0.49	$(0.20)	$(0.48)	$—	$—		$9.22
2005 (3)(4)	9.45	0.66	(0.04)	(0.66)	—	—	(9)	9.41
2004 (3)(4)	9.13	0.68	0.32	(0.68)	—	—		9.45
2003 (3)(4)	7.90	0.68	1.24	(0.69)	—	—		9.13
2002 (4)	9.23	0.65	(1.21)	(0.70)	—	(0.07)		7.90
2001 (3)(5)	9.93	0.02	(0.68)	(0.04)	—	—		9.23
Class B
2006 (2)(3)	$9.37	$0.43	$(0.19)	$(0.43)	$—	$—		$9.18
2005 (3)(4)	9.41	0.58	(0.03)	(0.59)	—	—	(9)	9.37
2004 (3)(4)	9.09	0.61	0.32	(0.61)	—	—		9.41
2003 (3)(4)	7.87	0.61	1.24	(0.63)	—	—		9.09
2002 (4)	9.19	0.69	(1.31)	(0.63)	—	(0.07)		7.87
2001 (3)(5)	9.88	0.02	(0.67)	(0.04)	—	—		9.19
Class C
2006 (2)(3)	$9.38	$0.43	$(0.19)	$(0.43)	$—	$—		$9.19
2005 (3)(4)	9.42	0.58	(0.03)	(0.59)	—	—	(9)	9.38
2004 (3)(4)	9.10	0.61	0.32	(0.61)	—	—		9.42
2003 (3)(4)	7.89	0.61	1.23	(0.63)	—	—		9.10
2002 (4)	9.21	0.64	(1.27)	(0.62)	—	(0.07)		7.89
2001 (3)(5)	9.90	0.05	(0.70)	(0.04)	—	—		9.21
Class R (6)
2006 (2)(3)	$9.53	$0.49	$(0.20)	$(0.47)	$—	$—		$9.35
2005 (3)(4)	9.60	0.62	(0.04)	(0.65)	—	—	(9)	9.53
2004 (3)(4)	9.21	0.69	0.32	(0.62)	—	—		9.60
2003 (3)(4)	7.98	0.71	1.22	(0.70)	—	—		9.21
2002 (4)	9.32	0.73	(1.30)	(0.70)	—	(0.07)		7.98
2001 (3)(7)	9.50	0.01	(0.19)	—	—	—		9.32
Class Y
2006 (2)(3)	$9.42	$0.51	$(0.20)	$(0.50)	$—	$—		$9.23
2005 (3)(4)	9.46	0.68	(0.03)	(0.69)	—	—	(9)	9.42
2004 (3)(4)	9.13	0.70	0.34	(0.71)	—	—		9.46
2003 (3)(4)	7.92	0.69	1.24	(0.72)	—	—		9.13
2002 (4)	9.24	0.74	(1.28)	(0.71)	—	(0.07)		7.92
2001 (3)(5)	9.92	0.05	(0.69)	(0.04)	—	—		9.24

Inflation Protected Securities Fund (3)
Class A
2006 (2)	$10.12	$0.38	$(0.55)	$(0.40)	$(0.01)	$—		$9.54
2005 (8)	10.00	0.51	(0.02)	(0.37)	—	—		10.12
Class C
2006 (2)	$10.11	$0.31	$(0.53)	$(0.35)	$(0.01)	$—		$9.53
2005 (8)	10.00	0.40	0.02	(0.31)	—	—		10.11
Class R
2006 (2)	$10.13	$0.38	$(0.56)	$(0.39)	$(0.01)	$—		$9.55
2005 (8)	10.00	0.43	0.05	(0.35)	—	—		10.13
Class Y
2006 (2)	$10.13	$0.42	$(0.57)	$(0.42)	$(0.01)	$—		$9.55
2005 (8)	10.00	0.51	0.01	(0.39)	—	—		10.13

(1)	The financial highlights for the High Income Bond Fund as set forth herein include the historical financial highlights of the First American High Yield Bond Fund Class A shares, Class B shares Class C shares, Class S shares, and Class Y shares. The assets of the First American High Yield Bond Fund were acquired by High Income Bond Fund on March 14, 2003. In connection with such acquisition, Class A shares, Class B shares, Class C shares, Class S shares, and Class Y shares of the First American High Yield Bond Fund were exchanged for Class A shares, Class B shares, Class C shares, Class S shares, and Class Y shares of High Income Bond Fund respectively. Historical per-share amounts have been adjusted to reflect the conversion ratios utilized for the merger of the High Income Bond Fund and the First American High Yield Bond Fund.

(2)	For the nine-month period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year-end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

(3)	Per share data calculated using average shares outstanding method.

(4)	For the period October 1 through September 30 in the year indicated.

(5)	Commenced operations on August 30, 2001. All ratios for the period ended September 30, 2001, have been annualized, except total return and portfolio turnover.

(6)	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

(7)	Class of shares has been offered since September 24, 2001. All ratios for the period ended September 30, 2001, have been annualized, except total return and portfolio turnover.

(8)	Commenced operations on October 1, 2004. All ratios for the period ended September 30, 2005, have been annualized, except total return and portfolio turnover.

(9)	Includes a tax return of capital of less than $0.01.

(10)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
The accompanying notes are an integral part of the financial statements.
68      First American Funds Annual Report 2006

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses to	Income to
		Ratio of	Investment	Average	Average Net
	Net Assets	Expenses to	Income	Net Assets	Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return (10)	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

3.14%	$29,573	1.10%	6.94%	1.29%	6.75%	68%
6.74	34,144	1.02	6.88	1.27	6.63	77
11.30	43,842	1.00	7.25	1.26	6.99	80
25.30	42,013	1.06	7.72	1.24	7.54	122
(6.66)	23,900	1.10	7.64	1.47	7.27	86
(6.55)	161	1.10	6.53	1.33	6.30	53

2.57%	$5,988	1.85%	6.19%	2.04%	6.00%	68%
5.97	7,191	1.77	6.13	2.02	5.88	77
10.52	8,521	1.75	6.50	2.01	6.24	80
24.33	8,939	1.81	7.00	1.99	6.82	122
(7.26)	774	1.80	7.49	2.28	7.01	86
(6.47)	40	1.77	6.02	2.02	5.77	53

2.56%	$9,873	1.85%	6.19%	2.04%	6.00%	68%
5.96	13,403	1.77	6.13	2.02	5.88	77
10.51	17,349	1.75	6.50	2.01	6.24	80
24.14	19,685	1.80	7.01	1.98	6.83	122
(7.34)	7,213	1.83	7.08	2.26	6.65	86
(6.50)	3,749	1.94	5.53	2.21	5.26	53

3.09%	$73	1.35%	6.82%	1.69%	6.48%	68%
6.23	4	1.33	6.31	1.73	5.91	77
11.29	1	1.00	7.33	1.26	7.07	80
25.11	777	1.00	7.86	1.18	7.68	122
(6.66)	87	1.01	8.46	1.57	7.90	86
(1.90)	—	—	1.23	—	1.23	53

3.34%	$205,382	0.85%	7.19%	1.04%	7.00%	68%
7.01	207,610	0.77	7.13	1.02	6.88	77
11.69	234,770	0.75	7.49	1.01	7.23	80
25.29	179,416	0.83	7.97	1.01	7.79	122
(6.33)	21,157	0.82	8.19	1.27	7.74	86
(6.47)	8,308	0.96	6.06	1.23	5.79	53

(1.69)%	$5,042	0.85%	5.20%	1.08%	4.97%	85%
4.93	6,917	0.85	5.04	1.09	4.80	23

(2.26)%	$552	1.60%	4.29%	1.83%	4.06%	85%
4.18	855	1.60	3.98	1.84	3.74	23

(1.80)%	$1	1.10%	5.17%	1.48%	4.79%	85%
4.81	1	1.10	4.22	1.49	3.83	23

(1.50)%	$317,977	0.60%	5.73%	0.83%	5.50%	85%
5.24	269,412	0.60	5.05	0.84	4.81	23

First American Funds Annual Report 2006       69

Financial Highlights  continued

			Realized and
	Net Asset		Unrealized	Dividends		Distributions
	Value	Net	Gains	from Net	Distributions	from	Net Asset
	Beginning	Investment	(Losses) on	Investment	from Net	Return of	Value End
	of Period	Income	Investments	Income	Realized Gains	Capital	of Period

Intermediate Government Bond Fund
Class A
2006 (1)(2)	$8.26	$0.22	$(0.22)	$(0.22)	$(0.05)	$—	$7.99
2005 (2)(3)	8.82	0.27	(0.15)	(0.28)	(0.40)	—	8.26
2004 (2)(3)	10.01	0.24	(0.16)	(0.24)	(1.03)	—	8.82
2003 (4)	10.00	0.32	0.02	(0.33)	—	—	10.01
Class Y
2006 (1)(2)	$8.25	$0.22	$(0.20)	$(0.23)	$(0.05)	$—	$7.99
2005 (2)(3)	8.82	0.28	(0.16)	(0.29)	(0.40)	—	8.25
2004 (2)(3)	10.01	0.26	(0.17)	(0.25)	(1.03)	—	8.82
2003 (4)	10.00	0.34	0.01	(0.34)	—	—	10.01

Intermediate Term Bond Fund (5)
Class A
2006 (1)(2)	$9.99	$0.29	$(0.27)	$(0.30)	$(0.03)	$—	$9.68
2005 (2)(3)	10.25	0.34	(0.17)	(0.33)	(0.10)	—	9.99
2004 (2)(3)	10.46	0.31	(0.10)	(0.31)	(0.11)	—	10.25
2003 (3)	10.35	0.39	0.12	(0.40)	—	—	10.46
2002 (3)	10.26	0.50	0.10	(0.50)	—	(0.01)	10.35
2001 (2)(6)	9.70	0.54	0.55	(0.51)	(0.02)	—	10.26
Class Y
2006 (1)(2)	$9.96	$0.30	$(0.27)	$(0.31)	$(0.03)	$—	$9.65
2005 (2)(3)	10.22	0.36	(0.17)	(0.35)	(0.10)	—	9.96
2004 (2)(3)	10.43	0.33	(0.11)	(0.32)	(0.11)	—	10.22
2003 (3)	10.32	0.41	0.12	(0.42)	—	—	10.43
2002 (3)	10.23	0.52	0.10	(0.52)	—	(0.01)	10.32
2001 (2)(6)	9.68	0.56	0.54	(0.53)	(0.02)	—	10.23

(1)	For the nine-month period ended June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

(2)	Per share data calculated using average shares outstanding method.

(3)	For the period October 1 to September 30 in the year indicated.

(4)	Commenced operations on October 25, 2002. All ratios for the period ended September 30, 2003, have been annualized, except total return and portfolio turnover.

(5)	The financial highlights for the Intermediate Term Bond Fund prior to September 24, 2001, are those of the Firstar Intermediate Bond Fund Class A shares, Class Y shares, and Class I shares. The assets of the Firstar Intermediate Bond Fund were acquired by Intermediate Term Bond Fund on September 24, 2001. In connection with such acquisition, Class A shares, Class Y shares, and Class I shares of the Firstar Intermediate Bond Fund were exchanged for Class A shares, Class S shares (subsequently merged into Class A), and Class Y shares of Intermediate Term Bond Fund, respectively. Historical per-share amounts have been adjusted to reflect the conversion ratios utilized for the merger of the Intermediate Term Bond Fund and the Firstar Intermediate Bond Fund.

(6)	For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund’s fiscal year-end changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.

(7)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived. The accompanying notes are an integral part of the financial statements.
The accompanying notes are an integral part of the financial statements.
70      First American Funds Annual Report 2006

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses	Income	Net Assets	Net Assets	Portfolio
Total	End of	to Average	to Average	(Excluding	(Excluding	Turnover
Return (7)	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

0.06%	$1,689	0.75%	3.56%	1.26%	3.05%	70%
1.40	1,970	0.75	3.21	1.09	2.87	161
0.98	1,872	0.75	2.69	1.03	2.41	53
3.53	2,502	0.75	3.22	1.05	2.92	74

0.30%	$42,781	0.60%	3.70%	1.01%	3.29%	70%
1.43	69,349	0.60	3.34	0.84	3.10	161
1.14	129,769	0.60	2.84	0.78	2.66	53
3.64	334,869	0.60	3.68	0.80	3.48	74

0.23%	$38,296	0.75%	3.88%	1.03%	3.60%	113%
1.69	48,426	0.75	3.39	1.05	3.09	118
2.06	63,219	0.75	2.97	1.04	2.68	169
5.09	78,682	0.75	3.89	1.05	3.59	133
6.11	65,291	0.75	4.96	1.02	4.69	40
11.46	61,225	0.85	5.62	0.96	5.51	30

0.34%	$899,175	0.60%	4.03%	0.78%	3.85%	113%
1.85	1,074,624	0.60	3.55	0.80	3.35	118
2.22	1,219,707	0.60	3.12	0.79	2.93	169
5.25	1,296,529	0.60	4.05	0.80	3.85	133
6.29	978,406	0.60	5.11	0.77	4.94	40
11.61	878,695	0.60	5.83	0.70	5.73	30

First American Funds Annual Report 2006       71

Financial Highlights  continued

			Realized and
	Net Asset		Unrealized	Dividends		Distributions		Net Asset
	Value	Net	Gains	from Net	Distributions	from		Value
	Beginning	Investment	(Losses) on	Investment	from Net	Return of		End of
	of Period	Income	Investments	Income	Realized Gains	Capital		Period

Short Term Bond Fund
Class A
2006 (1)(2)	$9.93	$0.23	$(0.06)	$(0.27)	$—	$—		$9.83
2005 (2)(3)	10.11	0.27	(0.16)	(0.29)	—	—	(6)	9.93
2004 (2)(3)	10.26	0.23	(0.15)	(0.23)	—	—		10.11
2003 (3)	10.29	0.28	(0.01)	(0.30)	—	—		10.26
2002 (3)	10.27	0.42	0.04	(0.43)	—	(0.01)		10.29
2001 (2)(3)	9.91	0.61	0.40	(0.65)	—	—		10.27
Class Y
2006 (1)(2)	$9.93	$0.24	$(0.06)	$(0.28)	$—	$—		$9.83
2005 (2)(3)	10.11	0.28	(0.16)	(0.29)	—	(0.01)		9.93
2004 (2)(3)	10.26	0.25	(0.16)	(0.24)	—	—		10.11
2003 (3)	10.30	0.30	(0.02)	(0.32)	—	—		10.26
2002 (3)	10.27	0.43	0.05	(0.44)	—	(0.01)		10.30
2001 (2)(3)	9.91	0.63	0.39	(0.66)	—	—		10.27

Total Return Bond Fund
Class A
2006 (1)(2)	$10.18	$0.31	$(0.33)	$(0.30)	$—	$—		$9.86
2005 (2)(3)	10.25	0.43	(0.07)	(0.43)	—	—		10.18
2004 (2)(3)	10.23	0.46	0.03	(0.47)	—	—	(6)	10.25
2003 (3)	9.60	0.51	0.63	(0.51)	—	—		10.23
2002 (3)	10.01	0.57	(0.39)	(0.58)	(0.01)	—		9.60
2001 (2)(3)	10.03	0.72	0.35	(0.73)	(0.36)	—		10.01
Class B
2006 (1)(2)	$10.14	$0.25	$(0.32)	$(0.25)	$—	$—		$9.82
2005 (2)(3)	10.21	0.35	(0.07)	(0.35)	—	—		10.14
2004 (2)(3)	10.20	0.39	0.01	(0.39)	—	—	(6)	10.21
2003 (3)	9.57	0.44	0.63	(0.44)	—	—		10.20
2002 (3)	9.98	0.49	(0.38)	(0.51)	(0.01)	—		9.57
2001 (2)(3)	10.02	0.66	0.32	(0.66)	(0.36)	—		9.98
Class C
2006 (1)(2)	$10.12	$0.25	$(0.32)	$(0.25)	$—	$—		$9.80
2005 (2)(3)	10.20	0.35	(0.07)	(0.36)	—	—		10.12
2004 (2)(3)	10.18	0.39	0.02	(0.39)	—	—	(6)	10.20
2003 (3)	9.55	0.44	0.63	(0.44)	—	—		10.18
2002 (3)	9.97	0.49	(0.40)	(0.50)	(0.01)	—		9.55
2001 (2)(3)	10.01	0.63	0.35	(0.66)	(0.36)	—		9.97
Class R (4)
2006 (1)(2)	$10.23	$0.30	$(0.34)	$(0.29)	$—	$—		$9.90
2005 (2)(3)	10.29	0.41	(0.07)	(0.40)	—	—		10.23
2004 (2)(3)	10.23	0.48	—	(0.42)	—	—	(6)	10.29
2003 (3)	9.60	0.51	0.63	(0.51)	—	—		10.23
2002 (3)	10.01	0.56	(0.38)	(0.58)	(0.01)	—		9.60
2001 (2)(5)	9.93	0.01	0.07	—	—	—		10.01
Class Y
2006 (1)(2)	$10.17	$0.33	$(0.33)	$(0.32)	$—	$—		$9.85
2005 (2)(3)	10.24	0.46	(0.07)	(0.46)	—	—		10.17
2004 (2)(3)	10.23	0.49	0.01	(0.49)	—	—	(6)	10.24
2003 (3)	9.59	0.54	0.64	(0.54)	—	—		10.23
2002 (3)	10.00	0.59	(0.39)	(0.60)	(0.01)	—		9.59
2001 (2)(3)	10.03	0.75	0.33	(0.75)	(0.36)	—		10.00

(1)	For the nine-month period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year-end changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

(2)	Per share data calculated using average shares outstanding method.

(3)	For the period October 1 to September 30 in the year indicated.

(4)	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

(5)	Class of shares have been offered since September, 24, 2001. All ratios for the period ended September 30, 2001, have been annualized, except total return and portfolio turnover.

(6)	Includes a tax return of capital of less than $0.01.

(7)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
The accompanying notes are an integral part of the financial statements.
72      First American Funds Annual Report 2006

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses to	Income to
		Ratio of	Investment	Average	Average Net
	Net Assets	Expenses to	Income	Net Assets	Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return (7)	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

1.75%	$78,771	0.75%	3.11%	1.04%	2.82%	60%
1.08	97,863	0.75	2.68	1.05	2.38	64
0.76	130,531	0.75	2.28	1.05	1.98	89
2.71	159,451	0.75	2.75	1.05	2.45	60
4.59	163,358	0.75	4.06	1.04	3.77	59
10.48	133,177	0.60	6.04	1.15	5.49	69

1.87%	$454,665	0.60%	3.26%	0.79%	3.07%	60%
1.23	625,392	0.60	2.83	0.80	2.63	64
0.91	943,181	0.60	2.43	0.80	2.23	89
2.76	832,266	0.60	2.84	0.80	2.64	60
4.85	484,583	0.60	4.18	0.79	3.99	59
10.64	277,244	0.46	6.24	1.02	5.68	69

(0.17)%	$15,522	1.00%	4.14%	1.17%	3.97%	166%
3.57	19,113	1.00	4.20	1.25	3.95	285
4.89	21,034	1.00	4.54	1.25	4.29	132
12.26	13,522	1.00	5.15	1.26	4.89	91
1.83	8,663	1.00	5.77	1.27	5.50	117
10.94	9,820	0.75	6.95	1.20	6.50	187

(0.74)%	$3,657	1.75%	3.40%	1.92%	3.23%	166%
2.81	4,395	1.75	3.45	2.00	3.20	285
3.97	5,474	1.75	3.83	2.00	3.58	132
11.46	13,576	1.75	4.46	2.01	4.20	91
1.07	18,728	1.75	5.02	2.02	4.75	117
10.06	22,608	1.65	6.45	2.11	5.99	187

(0.74)%	$2,501	1.75%	3.40%	1.92%	3.23%	166%
2.71	2,858	1.75	3.46	2.00	3.21	285
4.11	3,789	1.75	3.81	2.00	3.56	132
11.50	5,752	1.75	4.43	2.01	4.17	91
0.98	5,283	1.75	5.02	2.02	4.75	117
10.10	5,209	1.50	6.07	1.94	5.63	187

(0.44)%	$14	1.25%	4.05%	1.57%	3.73%	166%
3.40	3	1.25	3.98	1.65	3.58	285
4.83	1	1.00	4.64	1.25	4.39	132
12.25	2,668	1.00	5.21	1.26	4.95	91
1.84	3,557	1.00	5.77	1.27	5.50	117
0.81	3,237	0.89	7.60	1.36	7.13	187

0.02%	$378,338	0.75%	4.43%	0.92%	4.26%	166%
3.83	278,777	0.75	4.43	1.00	4.18	285
5.05	243,018	0.75	4.80	1.00	4.55	132
12.65	245,877	0.75	5.42	1.01	5.16	91
2.08	204,801	0.75	6.03	1.02	5.76	117
11.09	185,392	0.51	7.26	0.95	6.82	187

First American Funds Annual Report 2006       73

Financial Highlights  continued

			Realized and
	Net Asset		Unrealized	Dividends		Net Asset
	Value	Net	Gains	from Net	Distributions	Value
	Beginning	Investment	(Losses) on	Investment	from Net	End of
	of Period	Income	Investments	Income	Realized Gains	Period

U.S. Government Mortgage Fund
Class A (1)
2006 (2)(3)	$10.53	$0.33	$(0.32)	$(0.36)	$—	$10.18
2005 (3)(4)	10.72	0.41	(0.14)	(0.46)	—	10.53
2004 (3)(4)	10.89	0.38	(0.09)	(0.46)	—	10.72
2003 (4)	11.16	0.35	(0.05)	(0.45)	(0.12)	10.89
2002 (4)	11.01	0.50	0.20	(0.55)	—	11.16
2001 (3)(5)	10.44	0.51	0.60	(0.54)	—	11.01
Class B (1)
2006 (2)(3)	$10.54	$0.27	$(0.31)	$(0.30)	$—	$10.20
2005 (3)(4)	10.74	0.33	(0.15)	(0.38)	—	10.54
2004 (3)(4)	10.90	0.30	(0.08)	(0.38)	—	10.74
2003 (4)	11.18	0.28	(0.06)	(0.38)	(0.12)	10.90
2002 (4)	11.03	0.42	0.20	(0.47)	—	11.18
2001 (3)(5)	10.45	0.43	0.62	(0.47)	—	11.03
Class C
2006 (2)(3)	$10.49	$0.27	$(0.31)	$(0.30)	$—	$10.15
2005 (3)(4)	10.68	0.33	(0.14)	(0.38)	—	10.49
2004 (3)(4)	10.84	0.30	(0.09)	(0.37)	—	10.68
2003 (4)	11.13	0.29	(0.08)	(0.38)	(0.12)	10.84
2002 (4)	11.00	0.46	0.15	(0.48)	—	11.13
2001 (3)(6)	10.98	0.05	(0.03)	—	—	11.00
Class R (1)(7)
2006 (2)(3)	$10.51	$0.31	$(0.31)	$(0.34)	$—	$10.17
2005 (3)(4)	10.72	0.37	(0.14)	(0.44)	—	10.51
2004 (3)(4)	10.85	0.39	(0.10)	(0.42)	—	10.72
2003 (4)	11.12	0.30	—	(0.45)	(0.12)	10.85
2002 (4)	10.97	0.49	0.20	(0.54)	—	11.12
2001 (3)(5)	10.40	0.62	0.49	(0.54)	—	10.97
Class Y (1)
2006 (2)(3)	$10.53	$0.35	$(0.31)	$(0.38)	$—	$10.19
2005 (3)(4)	10.73	0.43	(0.14)	(0.49)	—	10.53
2004 (3)(4)	10.89	0.41	(0.08)	(0.49)	—	10.73
2003 (4)	11.16	0.37	(0.04)	(0.48)	(0.12)	10.89
2002 (4)	11.01	0.53	0.19	(0.57)	—	11.16
2001 (3)(5)	10.44	0.53	0.60	(0.56)	—	11.01

(1)	The financial highlights for the U.S. Government Mortgage Fund prior to September 24, 2001, are those of the Firstar U. S. Government Securities Fund Class A shares, Class B shares, Class Y shares, and Class I shares. The assets of the Firstar U.S. Government Securities Fund were acquired by the U. S. Government Mortgage Fund on September 24, 2001. In connection with such acquisition, Class A shares, Class B shares, Class Y shares, and Class I shares of the Firstar U.S. Government Securities Fund were exchanged for Class A shares, Class B shares, Class S shares (now designated Class R shares), and Class Y shares of U.S. Government Mortgage Fund, respectively.

(2)	For the nine-month period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year-end changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

(3)	Per share data calculated using average shares outstanding method.

(4)	For the period October 1 to September 30 in the year indicated.

(5)	For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund’s fiscal year-end changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.

(6)	Class of shares has been offered since September 24, 2001. All ratios for the period ended September 30, 2001, have been annualized, except total return and portfolio turnover.

(7)	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

(8)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
The accompanying notes are an integral part of the financial statements.
74      First American Funds Annual Report 2006

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses to	Income to
		Ratio of	Investment	Average	Average Net
	Net Assets	Expenses to	Income	Net Assets	Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return (8)	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

0.09%	$16,059	0.95%	4.27%	1.11%	4.11%	220%
2.59	24,504	0.95	3.80	1.08	3.67	251
2.74	32,815	0.95	3.53	1.05	3.43	127
2.79	24,667	0.95	2.98	1.06	2.87	175
6.53	16,985	0.95	4.61	1.08	4.48	197
10.88	7,751	1.04	5.15	1.19	5.00	22

(0.38)%	$6,595	1.70%	3.52%	1.86%	3.36%	220%
1.72	7,926	1.70	3.05	1.83	2.92	251
2.02	9,155	1.70	2.79	1.80	2.69	127
1.96	11,397	1.70	2.22	1.81	2.11	175
5.79	6,235	1.70	3.85	1.83	3.72	197
10.25	2,039	1.71	4.37	1.86	4.22	22

(0.38)%	$5,127	1.70%	3.52%	1.86%	3.36%	220%
1.82	6,585	1.70	3.05	1.83	2.92	251
2.02	10,520	1.70	2.79	1.80	2.69	127
1.91	18,801	1.70	2.19	1.81	2.08	175
5.78	5,834	1.70	3.92	1.83	3.79	197
0.18	105	0.82	5.26	1.12	4.96	22

0.04%	$7	1.20%	4.04%	1.51%	3.73%	220%
2.18	3	1.20	3.42	1.48	3.14	251
2.74	1	0.95	3.58	1.05	3.48	127
2.79	17,296	0.95	3.04	1.06	2.93	175
6.55	21,355	0.95	4.59	1.08	4.46	197
10.94	19,092	0.97	6.52	1.15	6.34	22

0.38%	$140,407	0.70%	4.52%	0.86%	4.36%	220%
2.75	158,230	0.70	4.05	0.83	3.92	251
3.09	171,143	0.70	3.79	0.80	3.69	127
3.03	214,531	0.70	3.27	0.81	3.16	175
6.79	181,046	0.70	4.84	0.83	4.71	197
11.14	183,883	0.71	5.37	0.85	5.23	22

First American Funds Annual Report 2006       75

Notes to  Financial Statements June 30, 2006, all dollars are rounded to thousands (000)

1 >	Organization

The Core Bond Fund, High Income Bond Fund, Inflation Protected Securities Fund, Intermediate Government Bond Fund, Intermediate Term Bond Fund, Short Term Bond Fund, Total Return Bond Fund, and U.S. Government Mortgage Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Investment Funds, Inc. (“FAIF”), which is a member of the First American Family of Funds. As of June 30, 2006, FAIF offered 38 funds, including the funds listed above. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. FAIF’s articles of incorporation permit the funds’ board of directors to create additional funds in the future. Each fund is a diversified open-end management investment company.

FAIF offers Class A, Class B, Class C, Class R, and Class Y shares. Class A shares of Intermediate Government Bond Fund, Intermediate Term Bond Fund, and Short Term Bond Fund are sold with a front-end sales charge of 2.25%. Class A shares of Core Bond Fund, High Income Bond Fund, Inflation Protected Securities Fund, Total Return Bond Fund, and U.S. Government Mortgage Fund are sold with a front-end sales charge of 4.25%. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares may be subject to a contingent deferred sales charge for 12 months, and will not convert to Class A shares. Class R shares have no sales charge and are offered only through certain tax-deferred retirement plans. Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts. Class B, Class C, and Class R shares are not offered by Intermediate Government Bond Fund, Intermediate Term Bond Fund, or Short Term Bond Fund. Class B shares are not offered by Inflation Protected Securities Fund.

The funds’ prospectuses provide descriptions of each fund’s investment objective, principal investment strategies and principal risks. All classes of shares in a fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fees, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’ servicing or distribution arrangements.

On February 23, 2006, the funds’ board of directors approved a change in the funds’ fiscal year-end from September 30 to June 30, effective with the nine-month period ending June 30, 2006 (the “fiscal period”).

2 >	Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Security valuations for the funds’ investments are furnished by an independent pricing service that has been approved by the funds’ board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the funds utilize the Nasdaq Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the funds’ board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Price movements in futures contracts and ADRs (American Depositary Receipts), and various other indices, may be reviewed in the course of making a good faith determination of a security’s fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from net asset value that would be calculated without regard to such considerations. As of June 30, 2006, Core Bond
76      First American Funds Annual Report 2006

Fund, High Income Bond Fund, and Short Term Bond Fund held fair value securities with a value of $438, $0, and $0, respectively, or 0.0%, 0.0% and 0.0% of total net assets, respectively. Debt obligations with 60 days or less remaining until maturity will be valued at their amortized cost, which approximates market value. Foreign securities are valued at the closing prices on the principal exchanges on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes. The resulting gain/loss is calculated as the difference between the fair value and the underlying cost of the security on the transaction date. Each fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of readily marketable securities in the fund instead of cash.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared and paid monthly and are payable in cash or reinvested in additional shares of the fund. Any net realized capital gains on sales of a fund’s securities are distributed to shareholders at least annually.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to deferred wash sale and straddle losses, paydowns on pass through obligations, expiration of capital loss carryforwards and tax mark to market adjustments under Section 311(e) of the Taxpayer Relief Act of 1997. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the fiscal period that the differences arise.

On the Statement of Assets and Liabilities, the following reclassifications were made:

	Accumulated	Undistributed
	Net Realized	Net Investment	Portfolio
Fund	Gain (Loss)	Income	Capital

Core Bond Fund	$(2,373)	$2,357	$16
High Income Bond Fund	54	(54)	—
Inflation Protected Securities Fund	(12)	12	—
Intermediate Government Bond Fund	—	—	—
Intermediate Term Bond Fund	(464)	464	—
Short Term Bond Fund	(176)	781	(605)
Total Return Bond Fund	8,693	106	(8,799)
U.S. Government Mortgage Fund	(387)	387	—

The tax character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund. The distributions paid during the fiscal period ended June 30, 2006 and the fiscal years ended September 30, 2005 and 2004, were as follows:

	2006

	Ordinary	Long Term	Return of
Fund	Income	Gain	Capital	Total

Core Bond Fund	$72,227	$—	$—	$72,227
High Income Bond Fund	13,528	—	—	13,528
Inflation Protected Securities Fund	13,028	—	—	13,028
Intermediate Government Bond Fund	1,834	186	—	2,020
Intermediate Term Bond Fund	35,774	—	—	35,774
Short Term Bond Fund	17,945	—	—	17,945
Total Return Bond Fund	11,516	—	—	11,516
U.S. Government Mortgage Fund	6,545	—	—	6,545

	2005

	Ordinary	Long Term	Return of
Fund	Income	Gain	Capital	Total

Core Bond Fund	$75,437	$1,274	$—	$76,711
High Income Bond Fund	19,672	—	20	19,692
Inflation Protected Securities Fund	7,327	—	—	7,327
Intermediate Government Bond Fund	3,179	4,927	—	8,106
Intermediate Term Bond Fund	42,052	11,785	—	53,837
Short Term Bond Fund	26,815	—	371	27,186
Total Return Bond Fund	12,462	—	—	12,462
U.S. Government Mortgage Fund	9,337	—	—	9,337

	2004

	Ordinary	Long Term	Return of
Fund	Income	Gain	Capital	Total

Core Bond Fund	$79,871	$32,065	$—	$111,936
High Income Bond Fund	20,894	—	—	20,894
Intermediate Government Bond Fund	7,590	27,610	—	35,200
Intermediate Term Bond Fund	43,278	14,419	—	57,697
Short Term Bond Fund	25,252	—	—	25,252
Total Return Bond Fund	13,105	—	19	13,124
U.S. Government Mortgage Fund	11,561	—	—	11,561

First American Funds Annual Report 2006       77

Notes to  Financial Statements continued

As of June 30, 2006, the components of accumulated earnings (deficit) on a tax basis were:

		Accumulated
	Undistributed	Capital and		Other	Total
	Ordinary	Post-October	Unrealized	Accumulated	Accumulated
Fund	Income	Losses	Depreciation	Gains (Losses)	Deficit

Core Bond Fund	$1,898	$(24,544)	$(61,629)	$(11)	$(84,286)
High Income Bond Fund	172	(6,600)	(5,460)	(1)	(11,889)
Inflation Protected Securities Fund	1,368	(2,416)	(16,404)	(66)	(17,518)
Intermediate Government Bond Fund	34	(1,541)	(1,360)	—	(2,867)
Intermediate Term Bond Fund	973	(16,237)	(27,915)	(15)	(43,194)
Short Term Bond Fund	256	(15,295)	(12,685)	(194)	(27,918)
Total Return Bond Fund	597	(14,563)	(11,117)	(6)	(25,089)
U.S. Government Mortgage Fund	22	(6,367)	(6,435)	—	(12,780)

The difference between book and tax basis unrealized appreciation (depreciation) is primarily due to the tax deferral of losses on wash sales and straddles, tax mark to market adjustments for certain derivatives in accordance with IRC Section 1256, and tax mark to market adjustments made under Section 311(e) of the Taxpayer Relief Act of 1997.

As of June 30, 2006, the following funds had capital loss carryforwards, which, if not offset by subsequent capital gains, will expire on the fund’s fiscal year-ends as follows:

	Expiration Year

Fund	2007	2008	2009	2010	2011	2012	2013	2014	Total

Core Bond Fund	$—	$—	$—	$—	$—	$—	$—	$3,584	$3,584
High Income Bond Fund	—	—	—	—	6,600	—	—	—	6,600
Inflation Protected Securities Fund	—	—	—	—	—	—	—	256	256
Intermediate Government Bond Fund	—	—	—	—	—	—	—	134	134
Intermediate Term Bond Fund	—	—	—	—	—	—	—	6,285	6,285
Short Term Bond Fund	135	642	—	—	4	—	2,223	8,101	11,105
Total Return Bond Fund	7,439	—	—	—	3,708	—	—	472	11,619
U.S. Government Mortgage Fund	—	—	—	—	—	3,145	1,293	555	4,993

In accordance with Section 382 of the Internal Revenue Code, utilization of all or a portion of the above capital loss carryforwards is limited on an annual basis for Total Return Bond Fund to $7,439 for the current tax year. For the year ended June 30, 2006, Short-Term Bond Fund and Total Return Bond Fund, had capital loss carryforwards of $604 and $8,799, respectively, that expired unused.

Certain funds incurred a loss for tax purposes for the period from November 1, 2005 to June 30, 2006. As permitted by tax regulations, the funds intend to elect to defer and treat these losses as arising in the fiscal year ending June 30, 2007. The following funds had deferred losses:

Fund	Amount

Core Bond Fund	$20,960
Inflation Protected Securities Fund	2,160
Intermediate Government Bond Fund	1,407
Intermediate Term Bond Fund	9,952
Short Term Bond Fund	4,190
Total Return Bond Fund	2,944
U.S. Government Mortgage Fund	1,373

FUTURES TRANSACTIONS – In order to protect against changes in the market and to maintain sufficient liquidity to meet redemption requests, each fund may enter into futures contracts. Upon entering into a futures contract, the fund is required to deposit cash or pledge U.S. Government securities. The margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the fund each day (daily variation margin) and are recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the fund’s basis in the contract.

Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction. These contracts involve market risk in excess of the amount reflected in the fund’s statement of assets and liabilities. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the year will be recognized as capital gains (losses) for federal income tax purposes.

As of June 30, 2006 the following funds had outstanding futures contracts: Core Bond Fund, High Income Bond Fund, Inflation Protected Securities Fund, Intermediate Term Bond Fund, Short Term Bond Fund, Total Return Bond Fund and U.S. Government Mortgage Fund.
78      First American Funds Annual Report 2006

OPTIONS TRANSACTIONS – The funds may utilize options in an attempt to manage market or business risk or enhance their yield. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current market value of the option written. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that is purchased upon exercise of the option. As of June 30, 2006, the funds did not hold any written options.

Purchased options are recorded as investments and marked-to-market daily to reflect the current market value of the option contract. If a purchased option expires, a loss is realized in the amount of the cost of the option. If a closing transaction is entered into, a gain or loss is realized, to the extent that the proceeds from the sale are greater or less than the cost of the option. If a put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

INFLATION-INDEXED BONDS – The funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

FOREIGN CURRENCY TRANSLATION – The books and records of the Inflation Protected Securities Fund and the Total Return Bond Fund relating to the funds’ non-U.S. dollar denominated investments are maintained in U.S. dollars on the following basis:

•	market value of investment securities, assets, and liabilities are translated at the current rate of exchange; and

•	purchases and sales of investment securities, income, and expenses are translated at the relevant rates of exchange prevailing on the respective dates of such transactions.

The funds do not isolate the portion of gains and losses on investments in debt securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of debt securities. The funds do isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon sale or maturity of foreign currency denominated debt obligations pursuant to the federal income tax regulations. Such amounts are categorized as foreign currency gain(loss) for both financial reporting and income tax reporting purposes.

The funds report certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

For the fiscal period ended June 30, 2006, the Inflation Protected Securities Fund and Total Return Bond Fund did not have any non-U.S. dollar denominated investments.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS – Delivery and payment for securities that have been purchased by a fund on a when-issued or forward-commitment basis can take place up to a month or more after the transaction date. Such securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. Each fund segregates assets with a market value equal to or greater than the amount of each fund’s purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of a fund’s net asset value if the fund makes such purchases while remaining substantially fully invested. At June 30, 2006, the following funds had outstanding when-issued commitments:

		Segregated
Fund	Cost	Assets

Core Bond Fund	$95,795	$610,605
Total Return Bond Fund	16,064	190,562
U.S. Government Mortgage Fund	47,445	124,695

In connection with the ability to purchase securities on a when-issued basis, each fund may also enter into dollar rolls in which the fund sells securities purchased on a forward-commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date. As an inducement for the fund to “rollover” its purchase commitments, the fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. Dollar rolls are considered a form of leverage. As of June 30, 2006, the funds had no outstanding dollar roll transactions.

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business
First American Funds Annual Report 2006       79

Notes to  Financial Statements continued

within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of directors as reflecting fair value. Each fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a funds’ investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of directors. At June 30, 2006, Core Bond Fund, High Income Bond Fund, and Short Term Bond Fund had investments in illiquid securities with a total value of $438, $11, and $0, respectively, or 0.0%, 0.0%, and 0.0%, respectively, of total net assets.

Information concerning illiquid securities, including restricted securities considered to be illiquid, is as follows:

Core Bond Fund
Security	Par	Dates Acquired	Cost Basis

Duty Free International	$2,191	1/99-7/99	$2,187

	Shares/
High Income Bond Fund Security	Par (000)	Dates Acquired	Cost Basis

Glenoit	$100	3/97-8/97	$100
Green Tree Financial	11	5/99	11
Mid America Waste Systems	250	3/03	—
Pegasus Communications, Fractional Shares	15,109	10/97	—
Sullivan Broadcast Holdings, Escrow Shares	400	3/03	—

Short Term Bond Fund Security	Par	Dates Acquired	Cost Basis

Auto Bond Receivables Trust	$106	11/98-11/00	$106

SECURITIES LENDING – In order to generate additional income, a fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. Each fund’s policy is to maintain collateral in the form of cash, U.S. Government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then marked-to- market daily until the securities are returned. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. Cash collateral is invested in short-term, high quality U.S. dollar-denominated securities that would be eligible for investment by a money market fund under Investment Company Act Rule 2a-7. As of June 30, 2006, cash collateral was invested as follows:

				Other
	Commercial	Corporate	Repurchase	Short-Term
Fund	Paper	Obligations	Agreements	Securities	Total

Core Bond Fund	$272,275	$252,208	$278,376	$15,093	$817,952
High Income Bond Fund	15,553	14,407	15,901	862	46,723
Inflation Protected Securities Fund	52,545	48,673	53,723	2,912	157,853
Intermediate Term Bond Fund	113,441	105,080	115,983	6,289	340,793
Short Term Bond Fund	59,922	55,505	61,264	3,322	180,013
Total Return Bond Fund	42,748	39,598	43,706	2,370	128,422
U.S. Government Mortgage Fund	21,810	20,203	22,299	1,209	65,521

FAF Advisors, Inc. (“FAF Advisors”), formerly known as U.S. Bancorp Asset Management, Inc., serves as the securities lending agent for the funds in transactions involving the lending of portfolio securities on behalf of the funds. FAF Advisors acts as the securities lending agent pursuant to, and subject to compliance with conditions contained in an exemptive order issued by the Securities and Exchange Commission (“SEC”). Effective January 1, 2006, FAF Advisors receives fees equal to 32% of each fund’s income from securities lending transactions. Prior to January 1, 2006, such fees were 35% of each fund’s income from security lending transactions. Fees paid to FAF Advisors by the funds for the fiscal period ended June 30, 2006 were as follows:

Fund	Amount

Core Bond Fund	$460
High Income Bond Fund	33
Inflation Protected Securities Fund	60
Intermediate Term Bond Fund	293
Short Term Bond Fund	59
Total Return Bond Fund	64
U.S. Government Mortgage Fund	13

Income from securities lending is recorded on the Statement of Operations as securities lending income net of fees paid to FAF Advisors.
80      First American Funds Annual Report 2006

SWAP AGREEMENTS – The funds may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The funds may enter into interest rate and credit default swap agreements to manage exposure to interest rates and credit risk.

Interest rate swap agreements involve the exchange by the fund with another party of their respective commitments to pay or receive interest (i.e., an exchange of floating rate payments for fixed rate payments), with respect to the notional amount of principal. As of June 30, 2006, the following funds had outstanding interest rate swap agreements: Core Bond Fund, Inflation Protected Securities Fund, Intermediate Term Bond Fund, Short Term Bond Fund, Total Return Bond Fund, and U.S. Government Bond Fund.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a specified issuer on its obligation (typically corporate issues or sovereign issues of an emerging country). The fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As of June 30, 2006, the following funds had outstanding credit default swap agreements: Core Bond Fund, High Income Bond Fund, Inflation Protected Securities Bond Fund, Intermediate Term Bond Fund, and Total Return Bond Fund.

Swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the fund are included as part of miscellaneous income on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including relative net assets of all funds within the First American Family of Funds. Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the fiscal period ended June 30, 2006.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the “Plan”), non-interested directors of the First American Family of Funds may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of selected open-end First American Funds as designated by the Directors. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >	Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement (the “Agreement”), FAF Advisors, manages each fund’s assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires each fund to pay FAF Advisors a monthly fee based upon average daily net assets. The annual fee for each fund is as follows:

Fund

Core Bond Fund	0.50%
High Income Bond Fund	0.70
Inflation Protected Securities Fund	0.50
Intermediate Government Bond Fund	0.50
Intermediate Term Bond Fund	0.50
Short Term Bond Fund	0.50
Total Return Bond Fund	0.60
U.S. Government Mortgage Fund	0.50

First American Funds Annual Report 2006       81

Notes to  Financial Statements continued

FAF Advisors has agreed to waive fees and reimburse other fund expenses at least through June 30, 2007, so that total fund operating expenses, as a percentage of average daily net assets, do not exceed the following amounts:

	Share Class

Fund	A	B	C	R	Y

Core Bond Fund	0.95%	1.70%	1.70%	1.20%	0.70%
High Income Bond Fund	1.10	1.85	1.85	1.35	0.85
Inflation Protected Securities Fund	0.85	NA	1.60	1.10	0.60
Intermediate Government Bond Fund	0.75	NA	NA	NA	0.60
Intermediate Term Bond Fund*	0.85	NA	NA	NA	0.70
Short Term Bond Fund	0.75	NA	NA	NA	0.60
Total Return Bond Fund	1.00	1.75	1.75	1.25	0.75
U.S. Government Mortgage Fund	0.95	1.70	1.70	1.20	0.70

NA = Not Applicable

*	Effective July 1, 2006. Prior to July 1, 2006, total operating expenses for Intermediate Term Bond Fund were capped at 0.75% and 0.60% for Class A and Y, respectively.

The funds may invest in related money market funds that are series of First American Funds, Inc., subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to FAF Advisors, which acts as the investment advisor to both the investing funds and the related money market funds, FAF Advisors will reimburse each investing fund an amount equal to that portion of FAF Advisors’ investment advisory fee received from the related money market funds that is attributable to the assets of the investing fund. For financial statement purposes, these reimbursements are recorded as investment income.

ADMINISTRATION FEES – FAF Advisors serves as the funds’ administrator pursuant to an administration agreement between FAF Advisors and the funds. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBFS and FAF Advisors. FAF Advisors is a subsidiary of U.S. Bank National Association (“U.S. Bank”). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the administration agreement, FAF Advisors is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight and administrative services and accounting services. The funds pay FAF Advisors administration fees which are calculated daily and paid monthly. Prior to July 1, 2006, such fees were equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.15% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds up to $8 billion, 0.135% on the next $17 billion of the aggregate average daily net assets, 0.12% on the next $25 billion of the aggregate average daily net assets, and 0.10% of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse FAF Advisors and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

Prior to July 1, 2006, as part of the transfer agent fee, FAIF paid USBFS a fee equal, on an annual basis, to 0.10% of each fund’s average daily net assets, to compensate USBFS for providing certain shareholder services and reimbursed USBFS for its payments to financial institutions that establish and maintain omnibus accounts and provide customary services for such accounts. Effective July 1, 2006, this fee was incorporated into the administration fee which, as a result, on an annual basis, is 0.25% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds, up to $8 billion, 0.235% on the next $17 billion of the aggregate average daily net assets, 0.22% on the next $25 billion of the aggregate average daily net assets, and 0.20% of the aggregate average daily net assets in excess of $50 billion.

For the fiscal period ended June 30, 2006, administration fees paid to FAF Advisors by the funds included in this annual report were as follows:

Fund	Amount

Core Bond Fund	$1,773
High Income Bond Fund	245
Inflation Protected Securities Fund	286
Intermediate Government Bond Fund	54
Intermediate Term Bond Fund	966
Short Term Bond Fund	597
Total Return Bond Fund	340
U.S. Government Mortgage Fund	173

TRANSFER AGENT FEES – USBFS serves as the funds’ transfer agent pursuant to a transfer agent agreement with FAIF. For the period from July 1, 2005 to July 1, 2006, FAIF paid transfer agent fees of $18,500 per share class and additional per account fees for transfer agent services. These fees were allocated to each fund based upon the fund’s pro rata share of the aggregate average daily net assets of the funds that comprise FAIF. Under the transfer agent agreement, FAIF also paid USBFS a fee equal, on an annual basis, to 0.10% of each fund’s average daily net assets. This fee was intended to compensate USBFS for providing certain shareholder services and to reimburse USBFS for its payments to financial institutions that establish and maintain omnibus accounts and provide customary services for such accounts. In addition to these fees, the funds reimbursed USBFS for out-of-pocket expenses incurred in providing transfer agent services. Prior to July 1, 2005, this 0.10% fee was included in the administration fee.

Effective July 1, 2006, FAIF will be charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class. These fees will be charged to each fund based on the number of accounts within that
82      First American Funds Annual Report 2006

fund. As noted above, effective July 1, 2006, the 0.10% fee for shareholder services and payments to financial institutions was incorporated into the administration fee. The $18,500 per share class fee that was charged in addition to per account fees has been eliminated. Funds will continue to reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.

For the fiscal period ended June 30, 2006, transfer agent fees paid to USBFS by the funds included in this annual report were as follows:

Fund	Amount

Core Bond Fund	$1,905
High Income Bond Fund	263
Inflation Protected Securities Fund	307
Intermediate Government Bond Fund	58
Intermediate Term Bond Fund	1,038
Short Term Bond Fund	641
Total Return Bond Fund	365
U.S. Government Mortgage Fund	186

CUSTODIAN FEES – U.S. Bank serves as the funds’ custodian pursuant to a custodian agreement with FAIF. The custodian fee charged for each fund is equal to an annual rate of 0.005% of average daily net assets. Prior to July 1, 2005, the fee for each fund was annual rate of 0.01% of average daily net assets. All fees are computed daily and paid monthly.

Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of each fund’s custodian expenses. These credits, if any, are disclosed as “Indirect payments from custodian” in the Statements of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred which will increase the fund’s custodian expenses.

For the fiscal period ended June 30, 2006, custodian fees were increased as a result of overdrafts, and decreased as a result of interest earned as follows:

Fund	Increased		Decreased

Core Bond Fund	$—		$55
High Income Bond Fund	2		2
Inflation Protected Securities Fund	2		1
Intermediate Government Bond Fund	—	*	2
Intermediate Term Bond Fund	—		47
Short Term Bond Fund	—	*	14
Total Return Bond Fund	7		7
U.S. Government Mortgage Fund	1		1

*	Rounds to zero.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as the distributor of the funds pursuant to a distribution agreement with FAIF. Under the distribution agreement, and pursuant to a plan adopted by each fund under rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 1.00%, 1.00% and 0.50% of each fund’s average daily net assets of the Class A shares, Class B shares, Class C shares, and Class R shares, respectively. No distribution or shareholder servicing fees are paid by Class Y shares. These fees may be used by Quasar to provide compensation for sales support, distribution activities, or shareholder servicing activities.

Quasar is currently waiving fees equal to an annual rate of 0.10% of average daily net assets for Class A shares of the Intermediate Government Bond Fund, Intermediate Term Bond Fund, and Short Term Bond Fund.

For the fiscal period ended June 30, 2006, total distribution and shareholder servicing fees waived by Quasar for the funds included in this annual report were as follows:

Fund	Amount

Intermediate Government Bond Fund	$1
Intermediate Term Bond Fund	32
Short Term Bond Fund	66

FAIF has also adopted and entered into a shareholder servicing plan and agreement with FAF Advisors with respect to the Class R shares. Core Bond Fund, High Income Bond Fund, Inflation Protected Securities Fund, Total Return Bond Fund, and U.S. Government Mortgage Fund pay FAF Advisors a monthly shareholder servicing fee equal to an annual rate of 0.15% of each fund’s average daily net assets of the Class R shares. FAF Advisors is currently waiving all fees under this plan and agreement. This waiver may be discontinued at any time.

Under these distribution and shareholder servicing agreements, the following amounts were retained by affiliates of FAF Advisors for the fiscal period ended June 30, 2006:

Fund	Amount

Core Bond Fund	$240
High Income Bond Fund	45
Inflation Protected Securities Fund	16
Intermediate Government Bond Fund	2
Intermediate Term Bond Fund	34
Short Term Bond Fund	60
Total Return Bond Fund	39
U.S. Government Mortgage Fund	57

OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses. For the fiscal period ended June 30, 2006, legal fees and expenses of $35 were paid to a law firm of which an Assistant Secretary of the funds is a partner.

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge (“CDSC”) is imposed on redemptions made in the Class B shares. The CDSC varies
First American Funds Annual Report 2006       83

Notes to  Financial Statements continued

depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares.

Class B shares automatically convert to Class A shares after eight years.

Contingent Deferred Sales Charge
as a Percentage of Dollar
Year Since Purchase	Amount Subject to Charge

First	5.00%
Second	5.00
Third	4.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh	0.00
Eighth	0.00

A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first 12 months.

The CDSC for Class B and Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less.

For the fiscal period ended June 30, 2006, total front-end sales charges and CDSCs retained by affiliates of FAF Advisors for distributing the funds’ shares were as follows:

Fund	Amount

Core Bond Fund	$78
High Income Bond Fund	60
Inflation Protected Securities Fund	9
Intermediate Government Bond Fund	—
Intermediate Term Bond Fund	7
Short Term Bond Fund	10
Total Return Bond Fund	25
U.S. Government Mortgage Fund	53

4 >	Capital Share Transactions

FAIF has 324 billion shares of $0.0001 par value capital stock authorized. Capital share transactions for the funds were as follows:

	Core			High Income			Inflation Protected
	Bond Fund			Bond Fund			Securities Fund

	Fiscal			Fiscal			Fiscal
	Period	Year	Year	Period	Year	Year	Period	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	6/30/06	9/30/05	9/30/04	6/30/06	9/30/05	9/30/04	6/30/06	9/30/05

Class A:
Shares issued	1,251	2,069	5,711	777	702	1,128	89	759
Shares issued in lieu of cash distributions	366	456	642	131	210	252	21	10
Shares redeemed	(3,497)	(4,450)	(6,534)	(1,329)	(1,924)	(1,343)	(265)	(86)

Total Class A transactions	(1,880)	(1,925)	(181)	(421)	(1,012)	37	(155)	683

Class B:
Shares issued	36	90	175	52	80	251	—	—
Shares issued in lieu of cash distributions	41	46	85	19	32	39	—	—
Shares redeemed	(320)	(474)	(825)	(186)	(250)	(368)	—	—

Total Class B transactions	(243)	(338)	(565)	(115)	(138)	(78)	—	—

Class C:
Shares issued	46	79	119	67	55	222	16	87
Shares issued in lieu of cash distributions	17	21	43	49	87	119	3	2
Shares redeemed	(231)	(259)	(514)	(470)	(555)	(662)	(46)	(4)

Total Class C transactions	(168)	(159)	(352)	(354)	(413)	(321)	(27)	85

Class R:
Shares issued	2	1	559	8	4	33	—	—
Shares issued in lieu of cash distributions	—	—	117	—	—	2	—	—
Shares redeemed	—	—	(4,070)	—	(5)	(119)	—	—

Total Class R transactions	2	1	(3,394)	8	(1)	(84)	—	—

Class Y:
Shares issued	33,967	35,837	34,846	5,066	7,861	10,084	10,606	29,019
Shares issued in lieu of cash distributions	2,008	1,987	3,549	155	209	251	362	207
Shares redeemed	(33,812)	(37,508)	(53,065)	(5,008)	(10,853)	(5,149)	(4,262)	(2,631)

Total Class Y transactions	2,163	316	(14,670)	213	(2,783)	5,186	6,706	26,595

Net increase (decrease) in capital shares	(126)	(2,105)	(19,162)	(669)	(4,347)	4,740	6,524	27,363

84      First American Funds Annual Report 2006

	Intermediate Government			Intermediate Term			Short Term
	Bond Fund			Bond Fund			Bond Fund

	Fiscal			Fiscal			Fiscal
	Period	Year	Year	Period	Year	Year	Period	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	6/30/06	9/30/05	9/30/04	6/30/06	9/30/05	9/30/04	6/30/06	9/30/05	9/30/04
Class A:
Shares issued	38	154	88	526	856	2,566	209	632	2,907
Shares issued in lieu of cash distributions	5	16	25	132	202	195	194	251	252
Shares redeemed	(71)	(143)	(151)	(1,549)	(2,379)	(4,118)	(2,246)	(3,940)	(5,787)

Total Class A transactions	(28)	27	(38)	(891)	(1,321)	(1,357)	(1,843)	(3,057)	(2,628)

Class B:
Shares issued	—	—	—	—	—	—	—	—	—
Shares issued in lieu of cash distributions	—	—	—	—	—	—	—	—	—
Shares redeemed	—	—	—	—	—	—	—	—	—

Total Class B transactions	—	—	—	—	—	—	—	—	—

Class C:
Shares issued	—	—	—	—	—	—	—	—	—
Shares issued in lieu of cash distributions	—	—	—	—	—	—	—	—	—
Shares redeemed	—	—	—	—	—	—	—	—	—

Total Class C transactions	—	—	—	—	—	—	—	—	—

Class R:
Shares issued	—	—	—	—	—	430	—	—	186
Shares issued in lieu of cash distributions	—	—	—	—	—	31	—	—	9
Shares redeemed	—	—	—	—	—	(1,635)	—	—	(1,045)

Total Class R transactions	—	—	—	—	—	(1,174)	—	—	(850)

Class Y:
Shares issued	873	1,733	2,458	14,632	24,296	37,708	7,298	14,851	45,435
Shares issued in lieu of cash distributions	82	514	3,028	1,336	2,038	2,280	572	791	709
Shares redeemed	(4,004)	(8,559)	(24,241)	(30,661)	(37,799)	(44,985)	(24,595)	(45,948)	(33,963)

Total Class Y transactions	(3,049)	(6,312)	(18,755)	(14,693)	(11,465)	(4,997)	(16,725)	(30,306)	12,181

Net increase (decrease) in capital shares	(3,077)	(6,285)	(18,793)	(15,584)	(12,786)	(7,528)	(18,568)	(33,363)	8,703

	Total Return			U.S. Government
	Bond Fund			Mortgage Fund

	Fiscal			Fiscal
	Period	Year	Year	Period	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	6/30/06	9/30/05	9/30/04	6/30/06	9/30/05	9/30/04

Class A:
Shares issued	217	243	1,206	123	496	1,742
Shares issued in lieu of cash distributions	43	67	61	58	103	97
Shares redeemed	(563)	(484)	(536)	(932)	(1,331)	(1,045)

Total Class A transactions	(303)	(174)	731	(751)	(732)	794

Class B:
Shares issued	10	24	68	31	69	119
Shares issued in lieu of cash distributions	8	12	27	18	26	29
Shares redeemed	(79)	(138)	(890)	(155)	(196)	(341)

Total Class B transactions	(61)	(102)	(795)	(106)	(101)	(193)

Class C:
Shares issued	12	9	32	6	29	104
Shares issued in lieu of cash distributions	6	10	17	15	27	47
Shares redeemed	(46)	(108)	(242)	(144)	(413)	(900)

Total Class C transactions	(28)	(89)	(193)	(123)	(357)	(749)

Class R:
Shares issued	1	—	9	1	—	140
Shares issued in lieu of cash distributions	—	—	5	—	—	33
Shares redeemed	—	—	(275)	—	—	(1,768)

Total Class R transactions	1	—	(261)	1	—	(1,595)

Class Y:
Shares issued	21,351	9,193	5,441	1,917	3,291	4,048
Shares issued in lieu of cash distributions	171	159	160	85	91	101
Shares redeemed	(10,524)	(5,666)	(5,916)	(3,248)	(4,309)	(7,894)

Total Class Y transactions	10,998	3,686	(315)	(1,246)	(927)	(3,745)

Net increase (decrease) in capital shares	10,607	3,321	(833)	(2,225)	(2,117)	(5,488)

First American Funds Annual Report 2006       85

Notes to  Financial Statements continued

Class B shares converted to Class A shares (reflected as Class A shares issued and Class B shares redeemed) during the fiscal period ended June 30, 2006, the fiscal years ended September 30, 2005 and September 30, 2004, were as follows:

	Fiscal Period	Year Ended	Year Ended
Fund	Ended 6/30/06	9/30/05	9/30/04

Core Bond Fund	88	134	120
High Income Bond Fund	14	16	24
Total Return Bond Fund	35	52	579
U.S. Government Mortgage Fund	23	42	52

5 >	Investment Security Transactions

During the fiscal period ended June 30, 2006, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

	U.S. Government Securities		Other Investment Securities

Fund	Purchases	Sales	Purchases	Sales

Core Bond Fund	$2,136,257	$2,179,223	$656,851	$386,522
High Income Bond Fund	376	315	170,812	177,500
Inflation Protected Securities Fund	281,130	231,399	33,724	22,031
Intermediate Government Bond Fund	39,170	63,155	—	—
Intermediate Term Bond Fund	733,930	928,664	403,813	288,932
Short Term Bond Fund	239,263	231,619	130,899	219,289
Total Return Bond Fund	497,726	467,570	233,330	115,976
U.S. Government Mortgage Fund	458,796	436,118	22,767	20,711

The aggregate gross unrealized appreciation and depreciation of securities held by the funds and the total cost of securities (including cost of securities purchased with proceeds from securities lending) for federal income tax purposes at June 30, 2006, were as follows:

				Federal
	Aggregate	Aggregate		Income
	Gross	Gross		Tax
Fund	Appreciation	Depreciation	Net	Cost

Core Bond Fund	$818	$(61,592)	$(60,774)	$2,795,268
High Income Bond Fund	2,482	(7,942)	(5,460)	296,150
Inflation Protected Securities Fund	600	(16,553)	(15,953)	495,251
Intermediate Government Bond Fund	67	(1,427)	(1,360)	45,824
Intermediate Term Bond Fund	1,760	(28,858)	(27,098)	1,298,435
Short Term Bond Fund	436	(10,824)	(10,388)	722,053
Total Return Bond Fund	1,167	(11,679)	(10,512)	552,643
U.S. Government Mortgage Fund	174	(6,529)	(6,355)	287,477

6 >	Options Written

Transactions in written options for the fiscal period ended June 30, 2006 were as follows:

	Put Options Written		Call Options Written

	Number of	Premium	Number of	Premium
Total Return Bond Fund	Contracts	Amount	Contracts	Amount

Balance at September 30, 2005	—	$—	—	$—
Opened	300	8	—	—
Expired	(300)	(8)	—	—
Closed	—	—	—	—
Balance at June 30, 2006	—	—	—	—

7 >	Concentration of Risks

High Income Bond Fund, Inflation Protected Securities Fund, and Total Return Bond Fund invest in lower-rated (i.e., rated Ba or lower by Moody’s or BB or lower by Standard & Poor’s or Fitch) corporate and foreign debt obligations, which are commonly referred to as “junk bonds.” Lower-rated securities will usually offer higher yields than higher-rated securities. However, there is more risk associated with these investments. These lower-rated bonds may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. Lower-rated securities tend to have more price volatility and carry more risk to principal than higher-rated securities.

8 >	Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.
86      First American Funds Annual Report 2006

9 >	New Accounting Pronouncement

In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FAS109, Accounting for Income Taxes (FIN 48), to create a single model to address accounting for uncertainty in tax positions. FIN 48 clarifies the accounting for income taxes, by prescribing a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. FIN 48 also provides guidance on derecognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition. At this time, FAF Advisors is evaluating the implications of FIN 48, and its impact in the funds’ financial statements which has not yet been determined.
First American Funds Annual Report 2006       87

 NOTICE TO SHAREHOLDERS June 30, 2006 (unaudited)
TAX INFORMATION

The information set forth below is for each fund’s fiscal period as required by federal laws. Most shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal periods of a fund. Accordingly, the information needed for income tax purposes will be sent in early 2007 on Form 1099-DIV. Please consult your tax advisor for proper treatment of this information.

For the fiscal period ended June 30, 2006, each fund has designated long term capital gains, ordinary income, and tax exempt income with regard to distributions paid during the period as follows:

	Long Term	Ordinary
	Capital Gains	Income	Total
	Distributions	Distributions	Distributions
Fund	(Tax Basis) (a)	(Tax Basis) (a)	(Tax Basis) (b)

Core Bond Fund	—%	100.0%	100.0%
High Income Bond Fund	—	100.0	100.0
Inflation Protected Securities Fund	—	100.0	100.0
Intermediate Government Bond Fund	9.2	90.8	100.0
Intermediate Term Bond Fund	—	100.0	100.0
Short Term Bond Fund	—	100.0	100.0
Total Return Bond Fund	—	100.0	100.0
U.S. Government Mortgage Fund	—	100.0	100.0

(a)	Based on a percentage of the fund’s total distributions.

(b)	None of the distributions made by these funds are eligible for the dividends received deduction or are characterized as qualified dividend income.
Shareholder Notification of Federal Tax Status:

The First American High Income Bond Fund designates 1.70% of the dividends declared during the fiscal period ended June 30, 2006 as dividends qualifying for the dividends received deduction available to corporate shareholders.

In addition the First American High Income Bond Fund designates 1.79% of the dividends declared from net investment income during the fiscal period ended June 30, 2006, as qualified income available to individual shareholders under the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Additional Information Applicable to Foreign Shareholders Only:

The percentage of ordinary income distributions that are designated as interest-related dividends under Internal Revenue Code Section 871(k)(1)(c) for each fund were as follows:

Fund

Core Bond Fund	94.5%
High Income Bond Fund	88.4
Inflation Protected Securities Fund	100.0
Intermediate Government Bond Fund	100.0
Intermediate Term Bond Fund	98.9
Short Term Bond Fund	100.0
Total Return Bond Fund	93.7
U.S. Government Mortgage Fund	100.0

The percentage of ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) for each fund were as follows:

Fund

Core Bond Fund	—%
High Income Bond Fund	—
Inflation Protected Securities Fund	—
Intermediate Government Bond Fund	11.0
Intermediate Term Bond Fund	—
Short Term Bond Fund	—
Total Return Bond Fund	—
U.S. Government Mortgage Fund	—

88      First American Funds Annual Report 2006

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.
FORM N-Q HOLDINGS INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The funds’ Forms N-Q are available (1) without charge upon request by calling 800.677.FUND and (2) on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. In addition, you may review and copy the funds’ Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.
QUARTERLY PORTFOLIO HOLDINGS

Each fund will make portfolio holdings information publicly available by posting the information at firstamericanfunds.com on a quarterly basis. The funds will attempt to post such information within 10 days of the quarter end.
APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Directors of the Funds (the “Board”), which is comprised entirely of independent directors, oversees the management of each Fund and, as required by law, determines annually whether to renew the Funds’ advisory agreement with FAF Advisors, Inc. (“FAF Advisors”).

At a meeting on May 1-3, 2006, the Board considered information relating to the Funds’ investment advisory agreement with FAF Advisors (the “Agreement”). In advance of the meeting, the Board received materials relating to the Agreement, and had the opportunity to ask questions and request further information in connection with their consideration. At a subsequent meeting on June 19-21, 2006, the Board concluded its consideration of and approved the Agreement through June 30, 2007.

Although the Agreement, which is with First American Investment Funds, Inc., relates to all of the Funds, the Board separately considered and approved the Agreement with respect to each Fund. In considering the Agreement, the Board, advised by independent legal counsel, reviewed and considered the factors it deemed relevant, including: (1) the nature, quality and extent of FAF Advisors’ services to the Fund, (2) the investment performance of the Fund, (3) the profitability of FAF Advisors related to the Fund, including an analysis of FAF Advisors’ cost of providing services and comparative expense information, (4) whether economies of scale may be realized as the Fund grows and whether fee levels are adjusted to enable Fund investors to share in these potential economies of scale, and (5) other benefits that accrue to FAF Advisors through its relationship with the Funds. In its deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the Agreement.

Before approving the Agreement, the Board met in executive session with its independent counsel on numerous occasions to consider the materials provided by FAF Advisors and the terms of the Agreement. Based on its evaluation of those materials, the Board concluded that the Agreement is fair and in the best interests of the shareholders of each Fund. In reaching its conclusions, the Board considered the following:
Nature, Quality and Extent of Investment Advisory Services

The Board examined the nature, quality and extent of the services provided by FAF Advisors to each Fund. The Board reviewed FAF Advisors’ key personnel who provide investment management services to each Fund as well as the fact that, under the Agreement, FAF Advisors has the authority and responsibility to make and execute investment decisions for each Fund within the framework of that Fund’s investment policies and restrictions, subject to review by the Board. The Board further considered that FAF Advisors’ duties with respect to each Fund include (i) investment research and security selection, (ii) adherence to (and monitoring compliance with) the Fund’s investment policies and restrictions and the Investment Company Act of 1940, and (iii) monitoring the performance of the various organizations providing services to the Fund, including the Fund’s distributor, sub-administrator, transfer agent and custodian. Finally, the Board considered FAF Advisors’ representation that the services provided by FAF Advisors under the Agreement are the type of services customarily provided by investment advisors in the fund industry.
First American Funds Annual Report 2006       89

 NOTICE TO SHAREHOLDERS continued

The Board also considered compliance reports about FAF Advisors from the Funds’ Chief Compliance Officer.

Based on the foregoing, the Board concluded that each Fund is likely to benefit from the nature, extent and quality of the services provided by FAF Advisors under the Agreement.
Investment Performance of the Funds

The Board considered the performance of each Fund, including how the Fund performed versus the median performance of a group of comparable funds selected by an independent data service (the “performance universe”) and how the Fund performed versus its benchmark index. The Board also considered that, in reviewing the comparative performance of income funds, the different expense levels of a Fund’s share classes can result in different net performance results for each of those classes. Thus, while the Board considered the performance of all classes, it focused on Class Y shares, which, because they have the lowest expense ratios, offered the most meaningful data on performance. For this reason, the discussion below relates to the performance of Class Y shares. The performance periods considered by the Board ended on January 31, 2006.

Core Bond Fund. The Board considered that the Fund outperformed or performed competitively versus its performance universe for the one-, three-, five- and ten-year periods. Though the Fund underperformed its benchmark for those periods, the Board noted that the Fund’s performance had improved since a new, team-based sector specialist management model was implemented by FAF Advisors in early 2003. The Board concluded that, in light of the change to the fixed-income model implemented in 2003 and the Fund’s competitive performance versus its performance universe, it would be in the interest of the Fund and its shareholders to renew the Agreement.

High Income Bond Fund. The Board considered that the Fund outperformed its performance universe for the one- and three-year periods. In addition, for the one-year period, the Fund outperformed its benchmark index, though the Fund underperformed the benchmark for the three-year period. The Board concluded that, in light of the Fund’s strong performance compared to that of its performance universe and the recent strong performance vis-à-vis its benchmark index, it would be in the interest of the Fund and its shareholders to renew the Agreement.

Inflation Protected Securities Fund. The Board considered that the Fund outperformed its performance universe for the one-year period (the Fund’s only full year of operation), though it underperformed its benchmark for that period. The Board concluded that, in light of the Fund’s outperformance of the performance universe and its short operating history, it would be in the interest of the Fund and its shareholders to renew the Agreement.

Intermediate Government Bond Fund. The Board considered that the Fund outperformed its benchmark index and performance universe for the one-year period. The Fund underperformed its benchmark index and performance universe for the three-year period. With respect to this, however, the Board noted FAF Advisors’ assertion that the Fund has a stricter investment policy than that of its peers. As a result, the Fund can invest only in U.S. Treasury securities and certain state tax-exempt agency securities, whereas most of the Fund’s peers also can invest in mortgage-backed securities. The Board concluded that, in light of the Fund’s strong recent performance, it would be in the interest of the Fund and its shareholders to renew the Agreement.

Intermediate Term Bond Fund. The Board considered that the Fund outperformed its performance universe for the one-, three-, five- and ten-year periods and performed competitively against the benchmark for each of those periods. The Board concluded that, in light of the Fund’s competitive performance, it would be in the interest of the Fund and its shareholders to renew the Agreement.

Short Term Bond Fund. The Board considered that the Fund outperformed or performed competitively against its performance universe for the one-, three-, five- and ten-year periods. The Fund outperformed its benchmark index for the one-year period, although it underperformed the benchmark for the other periods. The Board concluded that, in light of long-term performance of the Fund compared to that of its performance universe, it would be in the interest of the Fund and its shareholders to renew the Agreement.

Total Return Bond Fund. The Board considered that the Fund outperformed its performance universe for the one-, three-, and five-year periods. In addition, the Fund outperformed its benchmark index for the one- and three-year periods, though it underperformed the index for the five-year period. The Board noted that, effective May 13, 2005, the Fund changed its name from Corporate Bond Fund to Total Return Bond Fund, and changed its investment strategies and benchmark. The Board considered FAF Advisors’ assertion that, in light of that change, the one-year performance numbers are the most meaningful. The Board concluded that, in light of the Fund’s strong one-year performance, it would be in the interest of the Fund and its shareholders to renew the Agreement.
90      First American Funds Annual Report 2006

U.S. Government Mortgage Fund. The Board considered that the Fund outperformed or performed competitively against its performance universe for the one-, three-, five- and ten-year periods. The Fund underperformed its benchmark for each of those periods. The Board considered FAF Advisors’ assertion that, given the risk-reward profile of the types of assets in which the Fund invests, the Fund is not likely to outperform the benchmark on a net-of-expenses basis. In light of this and of the Fund’s competitive performance against its performance universe, the Board concluded that it would be in the interest of the Fund and its shareholders to renew the Agreement.
Costs of Services and Profits Realized by FAF Advisors

The Board reviewed FAF Advisors’ estimated costs in serving as the Funds’ investment manager, including the costs associated with the personnel and systems necessary to manage each Fund. The Board also considered the reported profitability of FAF Advisors and its affiliates resulting from their relationship with each Fund. For each Fund, the Board reviewed fee and expense information as compared to that of other funds and accounts managed by FAF Advisors and of comparable funds managed by other advisers. The Board found that while the management fees for FAF Advisors’ institutional separate accounts are lower than the Funds’ management fees, the Funds receive additional services from FAF Advisors that separate accounts do not receive.

Using information provided by an independent data service, the Board also evaluated each Fund’s advisory fee compared to the median advisory fee for other mutual funds similar in size, character and investment strategy, and each Fund’s expense ratio after waivers compared to the median expense ratio, after waivers, of comparable funds. In connection with its review of Fund fees and expenses, the Board asked FAF Advisors to articulate its pricing philosophy. FAF Advisors responded that it attempts generally to maintain each Fund’s total operating expenses at a level that approximates its peer group median expense ratio. FAF Advisors noted that, in keeping with this pricing philosophy, it intended to waive its investment advisory fees to the extent necessary to maintain the Funds’ total expense ratios at levels generally in line with their respective peer groups. Consistent with this pricing philosophy, and after discussions with the Board, FAF Advisors proposed certain changes to the expense cap of the Intermediate Term Bond Fund, as discussed in more detail below, and agreed to maintain the expenses caps of the other Funds at their current levels through at least June 30, 2007.

Further detail considered by the Board regarding the advisory fees and expense ratios of each Fund is set forth below:

Core Bond Fund. The Board considered that the Fund’s advisory fee and expense ratio, after waivers, were lower than those of the peer group median. The Board concluded that the Fund’s advisory fee and expense ratio are reasonable in light of the services provided.

High Income Bond Fund. The Board considered that the Fund’s advisory fee and expense ratio, after waivers, were lower than those of the peer group median. The Board concluded that the Fund’s advisory fee and expense ratio are reasonable in light of the services provided.

Inflation Protected Securities Fund. The Board considered that the Fund’s advisory fee, after waivers, was lower than that of the peer group median and that the expense ratio, after waivers, was only slightly higher. The Board concluded that the Fund’s advisory fee and expense ratio are reasonable in light of the services provided.

Intermediate Government Bond Fund. The Board considered that the Fund’s advisory fee and expense ratio, after waivers, were lower than those of the peer group median. The Board concluded that the Fund’s advisory fee and expense ratio are reasonable in light of the services provided.

Intermediate Term Bond Fund. The Board considered that the Fund’s advisory fee and expense ratio, after waivers, were lower than those of the peer group median. The Board also considered and approved FAF Advisors’ request to raise the level at which Fund expenses would be capped by 10 basis points. The Board noted that even with the higher expense cap, the Fund’s expense ratio would still be lower than the peer group median by approximately 5 basis points. The Board concluded that the Fund’s advisory fee and expense ratio, after taking into account the increased expense cap, are reasonable in light of the services provided.

Short Term Bond Fund. The Board considered that, although the Fund’s advisory fee after waivers was slightly higher than the peer group median, the Fund’s expense ratio after waivers was lower than the peer group median. The Board concluded that the Fund’s advisory fee and expense ratio are reasonable in light of the services provided.

Total Return Bond Fund. The Board considered that the Fund’s advisory fee and expense ratio, after waivers, were slightly higher than, though competitive with, those of the peer group median. The Board concluded that the Fund’s advisory fee and expense ratio are reasonable in light of their competitiveness and the services provided.
First American Funds Annual Report 2006       91

 NOTICE TO SHAREHOLDERS continued

U.S. Government Mortgage Fund. The Board considered that the Fund’s advisory fee and expense ratio, after waivers, were lower than those of the peer group median. The Board concluded that the Fund’s advisory fee and expense ratio are reasonable in light of the services provided.
Economies of Scale in Providing Investment Advisory Services

The Board considered whether each Fund’s investment advisory fee reflects the potential for economies of scale for the benefit of Fund shareholders. Based on information provided by FAF Advisors, the Board noted that profitability will likely increase somewhat as assets grow over time. The Board considered that, although the Funds do not have advisory fee breakpoints in place, FAF Advisors has committed to waive advisory fees to the extent necessary to keep each Fund’s total expenses generally in line with the median total expenses of a peer group of funds as selected by an independent data service. The median total expense ratio of a Fund’s peer group will reflect the effect of any breakpoints in the advisory fee schedules of the funds in that group. Therefore, by capping a Fund’s total expense ratio at a level close to the median, Fund shareholders should receive the benefit of any breakpoints in the comparable funds’ advisory fee schedules. In light of FAF Advisors’ commitment to keep total Fund expenses competitive, the Board concluded that it would be reasonable and in the best interest of each Fund and its shareholders to renew the Agreement.
Other Benefits to FAF Advisors

In evaluating the benefits that accrue to FAF Advisors through its relationship with the Funds, the Board noted that FAF Advisors and certain of its affiliates serve the Funds in various capacities, including as advisor, administrator, sub-administrator, transfer agent, distributor, custodian and securities lending agent, and receive compensation from the Funds in connection with providing services to the Funds. The Board considered that each service provided to the Funds by FAF Advisors or one of its affiliates is pursuant to a written agreement, which the Board evaluates periodically as required by law.

After full consideration of these and other factors, the Board concluded that approval of the Agreement was in the best interest of each Fund and its shareholders.
92      First American Funds Annual Report 2006

Directors and Officers of the Funds

Independent Directors

Other
	Position(s)	Term of Office		Number of Portfolios	Directorships
Name, Address, and	Held	and Length of	Principal Occupation(s)	in Fund Complex	Held by
Year of Birth	with Funds	Time Served	During Past 5 Years	Overseen by Director	Director †

Benjamin R. Field III P.O. Box 1329 Minneapolis, MN 55440-1329 (1938)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAIF since September 2003.	Retired; Senior Financial Advisor, Bemis Company, Inc. from May 2002 through June 2004; Senior Vice President, Chief Financial Officer & Treasurer, Bemis, through April 2002.	First American Funds Complex: twelve registered investment companies, including fifty-eight portfolios	None

Roger A. Gibson P.O. Box 1329 Minneapolis, MN 55440-1329 (1946)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAIF since October 1997.	Retired; Vice President, Cargo – United Airlines from July 2001 through July 2004; Vice President, North America – Mountain Region, United Airlines, prior to July 2001.	First American Funds Complex: twelve registered investment companies, including fifty-eight portfolios	None

Victoria J. Herget P.O. Box 1329 Minneapolis, MN 55440-1329 (1951)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAIF since September 2003.	Investment consultant and non-profit board member since 2001; Managing Director of Zurich Scudder Investments through 2001.	First American Funds Complex: twelve registered investment companies, including fifty-eight portfolios	None

Leonard W. Kedrowski P.O. Box 1329 Minneapolis, MN 55440-1329 (1941)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAIF since November 1993.	Owner and President, Executive and Management Consulting, Inc., a management consulting firm; Board member, GC McGuiggan Corporation (dba Smyth Companies), a label printer; former Chief Executive Officer, Creative Promotions International, LLC, a promotional award programs and products company, through October 2003; Advisory Board member, Designer Doors, manufacturer of designer doors, through 2002.	First American Funds Complex: twelve registered investment companies, including fifty-eight portfolios	None

Richard K. Riederer P.O. Box 1329 Minneapolis, MN 55440-1329 (1944)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAIF since August 2001.	Retired; Director, President, and Chief Executive Officer, Weirton Steel through 2001.	First American Funds Complex: twelve registered investment companies, including fifty-eight portfolios	Cleveland Cliffs Inc (a producer of iron ore pellets)

Joseph D. Strauss P.O. Box 1329 Minneapolis, MN 55440-1329 (1940)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAIF since April 1991.	Attorney At Law, Owner and President, Strauss Management Company, a Minnesota holding company for various organizational management business ventures; Owner, Chairman and Chief Executive Officer, Community Resource Partnerships, Inc., a strategic planning, operations management, government relations, transportation planning and public relations organization; Owner, Chairman and Chief Executive Officer, Excensustm, LLC, a strategic demographic planning and application development firm, since 2001.	First American Funds Complex: twelve registered investment companies, including fifty-eight portfolios	None

First American Funds Annual Report 2006       93

 NOTICE TO SHAREHOLDERS continued

Independent Directors — continued

Other
	Position(s)	Term of Office		Number of Portfolios	Directorships
Name, Address, and	Held	and Length of	Principal Occupation(s)	in Fund Complex	Held by
Year of Birth	with Funds	Time Served	During Past 5 Years	Overseen by Director	Director †

Virginia L. Stringer P.O. Box 1329 Minneapolis, MN 55440-1329 (1944)	Chair; Director	Chair Term three years. Directors Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Chair of FAIF’s Board since September 1997; Director of FAIF since September 1987.	Owner and President, Strategic Management Resources, Inc., a management consulting firm; Executive Consultant to State Farm Insurance Company through 2003.	First American Funds Complex: twelve registered investment companies, including fifty-eight portfolios	None

James M. Wade P.O. Box 1329 Minneapolis, MN 55440-1329 (1943)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAIF since August 2001.	Owner and President, Jim Wade Homes, a homebuilding company, since 1999.	First American Funds Complex: twelve registered investment companies, including fifty-eight portfolios	None

†	Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.
The Statement of Additional Information (SAI) includes additional information about fund directors and is available upon request without charge by calling 800-677-FUND or writing to First American Funds, P.O. Box 1330, Minneapolis, Minnesota, 55440-1330.
94      First American Funds Annual Report 2006

Officers

	Position(s)	Term of Office
Name, Address, and	Held	and Length of
Year of Birth	with Funds	Time Served	Principal Occupation(s) During Past 5 Years

Thomas S. Schreier, Jr. FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1962)*	President	Re-elected by the Board annually; President of FAIF since February 2001.	Chief Executive Officer of FAF Advisors, Inc.

Mark S. Jordahl FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1960)*	Vice President – Investments	Re-elected by the Board annually; Vice President – Investments of FAIF since September 2001.	Chief Investment Officer of FAF Advisors, Inc., since September 2001.

Jeffery M. Wilson FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1956)*	Vice President – Administration	Re-elected by the Board annually; Vice President – Administration of FAIF since March 2000.	Senior Vice President of FAF Advisors, Inc.

Charles D. Gariboldi, Jr. FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1959)*	Treasurer	Re-elected by the Board annually; Treasurer of FAIF since December 2004.	Treasurer, FAF Advisors, Inc., since October 2004; prior thereto, Vice President of investment accounting and Fund Treasurer for Thrivent Financial for Lutherans.

Jill M. Stevenson FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1965)*	Assistant Treasurer	Re-elected by the Board annually; Assistant Treasurer of FAIF since September 2005.	Assistant Treasurer, FAF Advisors, Inc., since September 2005; prior thereto, Director, Senior Project Manager, FAF Advisors, Inc. from May 2003 to September 2005; prior to that, Vice President, Director of Operations, Paladin Investment Associates, LLC.

David H. Lui FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1960)*	Chief Compliance Officer	Re-elected by the Board annually; Chief Compliance Officer of FAIF since February 2005.	Chief Compliance Officer for First American Funds and FAF Advisors, Inc., since February 2005; prior thereto, Chief Compliance Officer, Franklin Advisors, Inc. and Chief Compliance Counsel, Franklin Templeton Investments from March 2004 to February 2005; prior to that, Vice President Charles Schwab & Co., Inc.

Jevad (“Jay”) Aslani FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1961)*	Anti-Money Laundering Officer	Re-elected by the Board annually: Anti-Money Laundering Officer of FAIF since June 2006.	Director of Compliance of FAF Advisors, Inc., since September 2004; prior thereto, Independent Compliance Consultant from December 2002 to August 2004; prior to that, Assistant Vice President, Assistant Secretary, and Anti-Money Laundering Officer of Artisan Funds, Assistant Secretary and Compliance Officer of Artisan Distributors, and Compliance Officer of Artisan Partners Limited Partnership.

Kathleen L. Prudhomme FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1953)*	Secretary	Re-elected by the Board annually; Secretary of FAIF since December 2004; prior thereto, Assistant Secretary of FAIF since September 1998.	Deputy General Counsel, FAF Advisors, Inc., since November 2004; prior thereto, Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm.

James D. Alt 50 South Sixth Street Suite 1500 Minneapolis, MN 55402 (1951)	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAIF since December 2004; prior thereto, Secretary of FAIF since June 2002; Assistant Secretary of FAIF from September 1998 through June 2002.	Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm.

Brett L. Agnew FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1971)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAIF since December 2004.	Attorney for FAF Advisors, Inc. since August 2004; prior thereto, Senior Counsel, Thrivent Financial for Lutherans from May 2001 to August 2004; prior to that, Consultant, Principal Financial Group.

First American Funds Annual Report 2006       95

 NOTICE TO SHAREHOLDERS continued

Officers

	Position(s)	Term of Office
Name, Address, and	Held	and Length of
Year of Birth	with Funds	Time Served	Principal Occupation(s) During Past 5 Years

James R. Arnold 615 E. Michigan Street Milwaukee, WI 53202 (1957)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAIF since June 2003.	Vice President, U.S. Bancorp Fund Services, LLC since March 2002; prior thereto, Senior Administration Services Manager, UMB Fund Services, Inc.

Richard J. Ertel, FAF Advisors, Inc. 800 Nicollet Mall, Minneapolis, MN 55042 (1967)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAIF since June 2006 and from June 2003 through August 2004.	Counsel, FAF Advisors, Inc., since May 2006; prior thereto, Counsel, Ameriprise Financial Services, Inc. from September 2004 to May 2006; prior to that, Counsel, FAF Advisors, Inc. from May 2003 to August 2004; prior to May 2003, Associate Counsel, Hartford Life and Accident Insurance Company.

Douglas G. Hess 615 E. Michigan Street Milwaukee, WI 53202 (1967)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAIF since September 2001.	Vice President, U.S. Bancorp Fund Services, LLC.

*	Messrs. Schreier, Jordahl, Wilson, Gariboldi, Lui, Aslani, Agnew and Ertel, Ms. Stevenson and Ms. Prudhomme are each officers and/or employees of FAF Advisors, Inc., which serves as investment adviser and administrator for FAIF. Messrs. Hess and Arnold are officers of U.S. Bancorp Fund Services, LLC, which is a subsidiary of U.S. Bancorp and which serves as Transfer Agent for FAIF.
96      First American Funds Annual Report 2006

Board of Directors First American Investment Funds, Inc.

Virginia Stringer

Chairperson of First American Investment Funds, Inc.
Owner and President of Strategic Management Resources, Inc.

Benjamin Field III

Director of First American Investment Funds, Inc.
Retired; former Senior Financial Advisor, Senior Vice President, Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Investment Funds, Inc.
Retired; former Vice President of Cargo-United Airlines

Victoria Herget

Director of First American Investment Funds, Inc.
Investment Consultant; former Managing Director of Zurich Scudder Investments

Leonard Kedrowski

Director of First American Investment Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Investment Funds, Inc.
Retired; former Director, President, and Chief Executive Officer of Weirton Steel

Joseph Strauss

Director of First American Investment Funds, Inc.
Owner and President of Strauss Management Company

James Wade

Director of First American Investment Funds, Inc.
Owner and President of Jim Wade Homes

First American Investment Funds’ Board of Directors is comprised entirely of independent directors.

Direct fund correspondence to:
First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers only through the period ended June 30, 2006. The portfolio managers’ views are subject to change at any time based upon market or other conditions.

This report is for the information of shareholders of the First American Investment Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
INVESTMENT ADVISOR

FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402
ADMINISTRATOR

FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402
TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
CUSTODIAN

U.S. Bank National Association
60 Livingston Avenue
St. Paul, Minnesota 55101
DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
220 South Sixth Street
Suite 1400
Minneapolis, Minnesota 55402
COUNSEL

Dorsey & Whitney LLP
50 South Sixth Street
Suite 1500
Minneapolis, Minnesota 55402

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330
In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.
0170-06 8/2006 AR-INCOME

Item 2—Code of Ethics
(a) The registrant has adopted a code of ethics that applies to its Principal Executive Officer and Principal Financial Officer.
(b) During the period covered by this report, there were no amendments to the provisions of the registrant’s code of ethics that apply to the registrant’s Principal Executive Officer and Principal Financial Officer and that relate to any element of the code of ethics definition enumerated in this Item.
(c) During the period covered by this report, the registrant did not grant any waivers, including implicit waivers, from any provisions of its code of ethics.
(d) The registrant undertakes to furnish a copy of its code of ethics to any person upon request, without charge, by calling 1-800-677-3863.
Item 3—Audit Committee Financial Expert
The registrant’s Board of Directors has determined that Leonard W. Kedrowski, Benjamin R. Field III, and Richard K. Riederer, members of the registrant’s Audit Committee, are each an “audit committee financial expert” and are “independent,” as these terms are defined in this Item.
Item 4—Principal Accountant Fees and Services
(a) Audit Fees — Ernst & Young LLP (“E&Y”) billed the registrant audit fees totaling $785,786 in the fiscal period ended June 30, 2006, $608,819 in the fiscal year ended September 30, 2005, and $391,795 in the fiscal year ended September 30, 2004, including fees associated with the annual audit, SEC Rule 17f-2 security count filings and filings of the registrant’s Form N-CSR.
(b) Audit-Related Fees — E&Y billed the registrant audit-related fees totaling $2,150 in the fiscal period ended June 30, 2006, $13,759 in the fiscal year ended September 30, 2005, and $36,134 in the fiscal year ended September 30, 2004, including fees associated with the semi-annual review of fund disclosures.
(c) Tax Fees — E&Y billed the registrant fees of $114,015 in the fiscal period ended June 30, 2006, $105,382 in the fiscal year ended September 30, 2005, and $115,034 in the fiscal year ended September 30, 2004 for tax services, including tax compliance, tax advice and tax planning. Tax compliance, tax advice and tax planning services primarily related to preparation of original and amended tax returns, timely RIC qualification reviews, and tax distribution analysis and planning.
(d) All Other Fees — There were no fees billed by E&Y for other services to the registrant during the fiscal period ended June 30, 2006, the fiscal year ended September 30, 2005, and the fiscal year ended September 30, 2004.
(e)(1) The audit committee’s pre-approval policies and procedures pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X are set forth below:
Audit Committee policy regarding pre-approval of services provided by the Independent Auditor
The Audit Committee of the First American Funds (“Committee”) has responsibility for ensuring that all services performed by the independent audit firm for the funds do not impair the firm’s independence. This review is intended to provide reasonable oversight without removing management from its responsibility for day-to-day operations. In this regard, the Committee should:
•	Understand the nature of the professional services expected to be provided and their impact on auditor independence and audit quality

•	Examine and evaluate the safeguards put into place by the Company and the auditor to safeguard independence

•	Meet quarterly with the partner of the independent audit firm

•	Consider approving categories of service that are not deemed to impair independence for a one-year period
It is important that a qualitative rather than a mere quantitative evaluation be performed by the Committee in discharging its responsibilities.
Policy for Audit and Non-Audit Services Provided to the Funds
On an annual basis, the Committee will review and consider whether to pre-approve the financial plan for audit fees as well as categories of audit-related and non-audit services that may be performed by the funds’ independent audit firm directly for the funds. At least annually the Committee will receive a report from the independent audit firm of all audit and non-audit services, which were approved during the period.
The engagement of the independent audit firm for any non-audit service requires the written pre-approval of the Treasurer of the funds and all non-audit services performed by the independent audit firm will be disclosed in the required SEC periodic filings.
In connection with the Committee review and pre-approval responsibilities, the review by the Committee will consist of the following:
Audit Services
The categories of audit services and related fees to be reviewed and considered for pre-approval annually by the Committee or its delegate include the following:
•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents
Audit-related Services
In addition, the following categories of audit-related services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.
•	Accounting consultations

•	Fund merger support services

•	Other accounting related matters

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports
Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.
Tax Services
The following categories of tax services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.
•	Tax compliance services related to the filing or amendment of the following:
•	Federal, state and local income tax compliance, and

•	Sales and use tax compliance
•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects
Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.
Other Non-audit Services
The SEC auditor independence rules adopted in response to the Sarbanes-Oxley Act specifically allow certain non-audit services. Because of the nature of these services, none of these services may be commenced by the independent audit firm without the prior approval of the Committee. The Committee may delegate this responsibility to one or more of the Committee members, with the decisions presented to the full Committee at the next scheduled meeting.
Proscribed Services
In accordance with SEC rules on independence, the independent audit firm is prohibited from performing services in the following categories of non-audit services:
•	Management functions

•	Accounting and bookkeeping services

•	Internal audit services

•	Financial information systems design and implementation

•	Valuation services supporting the financial statements

•	Actuarial services supporting the financial statements

•	Executive recruitment

•	Expert services (e.g., litigation support)

•	Investment banking
Policy for Pre-approval of Non-Audit Services Provided to Other Entities within the Investment Company Complex
The Committee is also responsible for pre-approving certain non-audit services provided to FAF Advisors, Inc., U.S. Bank N.A., Quasar Distributors, U.S. Bancorp Fund Services, LLC and any other entity under common control with FAF Advisors, Inc., that provides ongoing services to the funds. The only non-audit services provided to these entities which require pre-approval are those services that relate directly to the operations and financial reporting of the funds.
Although the Committee is not required to pre-approve all services provided to FAF Advisors, Inc. and other affiliated service providers, the Committee will annually receive a report from the independent audit firm on the aggregate fees for all services provided to U.S. Bancorp and affiliates.

(e)(2) All of the services described in paragraphs (b) through (d) of this Item 4 that were provided to the registrant on or after May 6, 2003, the effective date of SEC rules relating to the pre-approval of non-audit services, were pre-approved by the audit committee.
(f) All services performed on the engagement to audit the registrant’s financial statements for the most recent fiscal period-end were performed by the principal accountant’s full-time, permanent employees.
(g) The aggregate non-audit fees billed by E&Y to the registrant, the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, totaled $116,165 in the fiscal period ended June 30, 2006, $144,841 in the fiscal year ended September 30, 2005, and $181,918 in the fiscal year ended September 30, 2004, including services provided prior to May 6, 2003, the effective date of SEC rules relating to the pre-approval of non-audit services.
(h) The registrant’s audit committee has determined that the provision of non-audit services to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved and that were rendered on or after May 6, 2003 (the effective date of SEC rules relating to the pre-approval of non-audit services), is compatible with maintaining E&Y’s independence.
Item 5—Audit Committee of Listed Registrants
Not applicable.
Item 6—Schedule of Investments
The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8—Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10—Submission of Matters to a Vote of Security Holders
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this item.
Item 11—Controls and Procedures
(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.
(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting .
Item 12—Exhibits
(a)(1) Not applicable. Registrant’s code of ethics is provided to any person upon request without charge.
(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.
(a)(3) Not applicable.
(b) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act are filed as exhibits hereto.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
First American Investment Funds, Inc.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: September 8, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: September 8, 2006

By:	/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: September 8, 2006